Schedule of Investments
Blue Chip Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .09 % Shares Held Value (000's)
Money Market Funds - 0 .09%
BlackRock Liquidity FedFund - Institutional Class
3.88%
(a),(b)
24,556 $ 24
Principal Government Money Market Fund - Class
R-6 3.87%
(a),(b),(c)
9,124,507 9,125
$ 9,149
TOTAL INVESTMENT COMPANIES $ 9,149
COMMON STOCKS - 99 .99 % Shares Held Value (000's)
Aerospace & Defense - 7 .01%
HEICO Corp - Class A 679,499 $ 167,816
TransDigm Group Inc 416,619 566,673
$ 734,489
Building Materials - 1 .03%
Vulcan Materials Co 362,720 107,815
Chemicals - 1 .28%
Linde PLC 232,112 95,240
Sherwin-Williams Co/The 111,891 38,456
$ 133,696
Commercial Services - 0 .47%
Moody's Corp 100,421 49,285
Distribution & Wholesale - 1 .29%
Copart Inc
(d)
3,465,416 135,082
Diversified Financial Services - 9 .69%
Brookfield Asset Management Ltd
(e)
604,742 31,894
Brookfield Wealth Solutions Ltd
(d),(e)
85,339 4,008
Charles Schwab Corp/The 977,728 90,665
Mastercard Inc 846,602 466,080
Visa Inc 1,265,176 423,125
$ 1,015,772
Electronics - 1 .12%
Amphenol Corp 833,711 117,470
Healthcare - Products - 4 .61%
Danaher Corp 1,622,102 367,860
IDEXX Laboratories Inc
(d)
96,782 72,865
Intuitive Surgical Inc
(d)
74,476 42,711
$ 483,436
Insurance - 0 .68%
Arthur J Gallagher & Co 289,660 71,726
Internet - 22 .67%
Airbnb Inc
(d)
790,126 92,437
Alphabet Inc - A Shares 724,437 231,950
Alphabet Inc - C Shares 629,123 201,395
Amazon.com Inc
(d)
5,260,416 1,226,834
Meta Platforms Inc 454,127 294,251
Netflix Inc
(d)
3,051,819 328,315
$ 2,375,182
Lodging - 1 .73%
Hilton Worldwide Holdings Inc 636,296 181,363
Pharmaceuticals - 1 .38%
Zoetis Inc 1,124,622 144,154
Private Equity - 8 .99%
Brookfield Corp 15,282,559 718,280
KKR & Co Inc 1,824,413 223,144
$ 941,424
Real Estate - 1 .51%
CoStar Group Inc
(d)
2,298,513 158,138
Retail - 1 .99%
Costco Wholesale Corp 91,880 83,941
O'Reilly Automotive Inc
(d)
1,223,516 124,431
$ 208,372
Semiconductors - 11 .93%
Broadcom Inc 1,212,030 488,399
NVIDIA Corp 4,304,179 761,840
$ 1,250,239
Software - 22 .61%
Cadence Design Systems Inc
(d)
1,374,505 428,626
Constellation Software Inc/Canada 23,761 58,098
Microsoft Corp 3,182,219 1,565,684
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 116,801 $ 65,843
Roper Technologies Inc 395,844 176,633
Veeva Systems Inc
(d)
308,591 74,151
$ 2,369,035
TOTAL COMMON STOCKS $ 10,476,678
Total Investments $ 10,485,827
Other Assets and Liabilities -  (0.08)% (8,646)
TOTAL NET ASSETS - 100.00% $ 10,477,181
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,144 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,061 or 0.09% of net assets.

Schedule of Investments
Blue Chip Fund
November 30, 2025 (unaudited)

Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 5 $ 123,051 $ 113,931 $ 9,125
$ 5 $ 123,051 $ 113,931 $ 9,125
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 50 $ — $ — $ —
$ 50 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .72 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
60,000 $ 6,712
Money Market Funds - 1 .47%
BlackRock Liquidity FedFund - Institutional Class
3.88%
(a),(b)
19,906 19
Principal Government Money Market Fund - Class
R-6 3.87%
(a),(b),(c)
40,116,526 40,117
$ 40,136
TOTAL INVESTMENT COMPANIES $ 46,848
BONDS - 27 .49%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 54
Omnicom Group Inc
2.45%, 04/30/2030 155 143
2.60%, 08/01/2031 35 32
$ 229
Aerospace & Defense - 0 .53%
Boeing Co/The
2.70%, 02/01/2027 110 108
2.95%, 02/01/2030 140 132
3.25%, 02/01/2028 685 673
3.50%, 03/01/2039 200 165
3.63%, 02/01/2031 275 264
3.95%, 08/01/2059 290 209
5.04%, 05/01/2027 315 318
5.15%, 05/01/2030 475 490
5.71%, 05/01/2040 245 252
5.81%, 05/01/2050 480 478
5.88%, 02/15/2040 100 104
5.93%, 05/01/2060 325 323
6.26%, 05/01/2027 110 113
6.30%, 05/01/2029 255 271
6.53%, 05/01/2034 310 345
6.86%, 05/01/2054 300 342
General Dynamics Corp
2.25%, 06/01/2031 280 255
4.25%, 04/01/2040 155 144
4.95%, 08/15/2035 115 118
General Electric Co
4.90%, 01/29/2036 305 313
L3Harris Technologies Inc
4.40%, 06/15/2028 200 202
5.05%, 06/01/2029 125 129
5.40%, 01/15/2027 360 365
5.40%, 07/31/2033 360 378
5.50%, 08/15/2054 290 289
5.60%, 07/31/2053 155 156
Lockheed Martin Corp
3.90%, 06/15/2032 75 74
4.07%, 12/15/2042 105 91
4.09%, 09/15/2052 162 132
4.15%, 08/15/2028 155 156
4.15%, 06/15/2053 310 253
4.50%, 02/15/2029 135 137
4.70%, 12/15/2031 340 350
4.70%, 05/15/2046 75 69
4.75%, 02/15/2034 160 163
5.00%, 08/15/2035 155 159
5.10%, 11/15/2027 155 158
5.20%, 02/15/2055 190 182
5.20%, 02/15/2064 235 223
5.25%, 01/15/2033 155 164
5.70%, 11/15/2054 155 160
Northrop Grumman Corp
3.20%, 02/01/2027 130 129
4.65%, 07/15/2030 155 158
4.70%, 03/15/2033 160 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp (continued)
4.90%, 06/01/2034 $ 305 $ 311
4.95%, 03/15/2053 120 110
5.25%, 05/01/2050 600 578
RTX Corp
1.90%, 09/01/2031 155 136
2.25%, 07/01/2030 400 369
2.38%, 03/15/2032 60 54
2.82%, 09/01/2051 150 96
3.03%, 03/15/2052 60 40
3.50%, 03/15/2027 200 199
4.05%, 05/04/2047 610 502
4.13%, 11/16/2028 395 396
4.70%, 12/15/2041 350 330
5.15%, 02/27/2033 410 428
5.38%, 02/27/2053 305 299
5.75%, 01/15/2029 145 152
6.10%, 03/15/2034 300 331
6.40%, 03/15/2054 245 274
$ 14,462
Agriculture - 0 .39%
Altria Group Inc
2.45%, 02/04/2032 60 53
3.40%, 05/06/2030 530 511
3.70%, 02/04/2051 60 43
3.88%, 09/16/2046 410 313
4.00%, 02/04/2061
(d)
60 44
4.88%, 02/04/2028 545 554
5.25%, 08/06/2035 155 158
5.38%, 01/31/2044 375 368
5.80%, 02/14/2039 350 364
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 37
2.90%, 03/01/2032 130 120
4.50%, 08/15/2033 290 292
BAT Capital Corp
2.26%, 03/25/2028 150 144
2.73%, 03/25/2031 150 138
3.46%, 09/06/2029 210 204
3.56%, 08/15/2027 400 396
3.98%, 09/25/2050 390 290
4.39%, 08/15/2037 540 500
4.54%, 08/15/2047 400 337
4.63%, 03/22/2033 70 70
5.63%, 08/15/2035 225 236
5.83%, 02/20/2031 100 106
6.42%, 08/02/2033 155 172
7.08%, 08/02/2043 155 175
7.08%, 08/02/2053 80 92
BAT International Finance PLC
5.93%, 02/02/2029 310 326
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 55
5.15%, 08/04/2035 155 159
Philip Morris International Inc
1.75%, 11/01/2030 85 76
3.88%, 10/27/2028 170 170
4.13%, 04/28/2028 155 156
4.13%, 03/04/2043 300 258
4.25%, 10/29/2032 170 168
4.38%, 04/30/2030 175 176
4.63%, 11/01/2029 140 143
4.88%, 02/15/2028 160 163
4.88%, 02/13/2029 130 133
4.88%, 04/30/2035 150 151
4.90%, 11/01/2034 140 142
5.13%, 11/17/2027 580 592
5.25%, 02/13/2034 300 312

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.38%, 02/15/2033 $ 160 $ 168
5.50%, 09/07/2030 315 332
5.63%, 11/17/2029 580 611
5.75%, 11/17/2032 290 312
Reynolds American Inc
5.70%, 08/15/2035 50 53
5.85%, 08/15/2045 375 374
$ 10,747
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 98 92
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 217 209
Delta Air Lines Inc
4.95%, 07/10/2028 155 157
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 51 47
$ 505
Apparel - 0 .02%
NIKE Inc
3.25%, 03/27/2040 155 127
3.38%, 11/01/2046 225 169
3.63%, 05/01/2043 350 283
$ 579
Automobile Manufacturers - 0 .60%
American Honda Finance Corp
2.25%, 01/12/2029 65 61
4.50%, 09/04/2030 155 156
4.55%, 03/03/2028 300 304
4.60%, 04/17/2030 160 162
4.70%, 01/12/2028 160 162
4.90%, 07/09/2027 150 152
4.90%, 01/10/2034 135 136
5.05%, 07/10/2031 130 134
5.15%, 07/09/2032 320 330
5.65%, 11/15/2028 140 146
5.85%, 10/04/2030 360 384
Ford Motor Co
6.10%, 08/19/2032 215 222
Ford Motor Credit Co LLC
5.30%, 09/06/2029 270 271
5.80%, 03/05/2027 265 268
5.80%, 03/08/2029 250 255
5.85%, 05/17/2027 455 461
5.88%, 11/07/2029 225 230
5.92%, 03/20/2028 430 440
6.05%, 03/05/2031 265 272
6.05%, 11/05/2031 410 420
6.50%, 02/07/2035 425 442
6.80%, 11/07/2028 290 304
7.12%, 11/07/2033 290 313
7.35%, 11/04/2027 215 224
General Motors Co
5.00%, 04/01/2035 250 247
5.15%, 04/01/2038 160 155
5.20%, 04/01/2045 85 77
5.35%, 04/15/2028 155 159
5.40%, 04/01/2048 65 60
5.95%, 04/01/2049 230 226
6.25%, 04/15/2035 155 166
6.25%, 10/02/2043 305 313
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
2.35%, 02/26/2027 $ 240 $ 235
2.35%, 01/08/2031 55 49
2.40%, 04/10/2028 60 58
2.40%, 10/15/2028 155 148
2.70%, 06/10/2031 60 54
4.20%, 10/27/2028 200 200
4.35%, 01/17/2027 310 310
4.90%, 10/06/2029 135 137
5.35%, 07/15/2027 130 132
5.35%, 01/07/2030 310 320
5.40%, 05/08/2027 130 132
5.45%, 07/15/2030 290 302
5.45%, 09/06/2034 135 138
5.55%, 07/15/2029 250 259
5.60%, 06/18/2031 130 136
5.80%, 01/07/2029 270 281
5.90%, 01/07/2035 140 147
6.00%, 01/09/2028 160 166
6.15%, 07/15/2035 230 244
6.40%, 01/09/2033 320 346
Honda Motor Co Ltd
2.53%, 03/10/2027 135 133
4.44%, 07/08/2028 155 156
5.34%, 07/08/2035 155 159
PACCAR Financial Corp
4.25%, 06/23/2027 155 156
4.45%, 08/06/2027 330 334
4.60%, 01/31/2029 135 138
5.00%, 05/13/2027 130 132
Toyota Motor Corp
4.19%, 06/30/2027 155 156
5.05%, 06/30/2035
(d)
155 161
5.12%, 07/13/2028 160 165
Toyota Motor Credit Corp
1.15%, 08/13/2027 160 153
1.65%, 01/10/2031 55 49
1.90%, 01/13/2027 65 64
4.05%, 09/05/2028 155 156
4.35%, 10/08/2027 335 338
4.45%, 06/29/2029 205 208
4.50%, 05/14/2027 155 157
4.55%, 05/17/2030 320 326
4.60%, 10/10/2031 375 381
4.63%, 01/12/2028 400 406
4.80%, 05/15/2030 155 159
4.80%, 01/05/2034 180 185
4.95%, 01/09/2030 310 320
5.00%, 03/19/2027 155 157
5.10%, 03/21/2031 125 130
$ 16,325
Automobile Parts & Equipment - 0 .02%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 160 149
4.40%, 10/01/2046 200 163
BorgWarner Inc
4.38%, 03/15/2045 300 256
$ 568
Banks - 5 .57%
Australia & New Zealand Banking Group Ltd/New
York NY
4.90%, 07/16/2027 455 463
Banco Santander SA
2.75%, 12/03/2030 400 365
3.49%, 05/28/2030 200 193
5.13%, 11/06/2035 200 202
5.29%, 08/18/2027 200 204
5.44%, 07/15/2031 400 422

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
5.57%, 01/17/2030 $ 400 $ 418
5.59%, 08/08/2028 200 207
6.94%, 11/07/2033 400 461
Bank of America Corp
1.90%, 07/23/2031
(e)
445 401
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 184
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
60 57
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
440 395
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
630 555
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 210
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
255 250
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 236
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
325 300
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 350
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
175 114
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
530 487
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 77
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 550 544
3.31%, 04/22/2042
(e)
715 572
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
725 716
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(e)
600 595
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
500 498
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.85%, 03/08/2037
(e)
550 520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(e)
75 75
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(e)
600 597
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(e)
515 424
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.27%, 07/23/2029
(e)
250 252
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
255 219
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 176
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
315 316
Secured Overnight Financing Rate + 1.83%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
4.62%, 05/09/2029
(e)
$ 405 $ 411
Secured Overnight Financing Rate + 1.11%
4.98%, 01/24/2029
(e)
300 306
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 75 74
5.02%, 07/22/2033
(e)
585 602
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031
(e)
300 311
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(e)
250 256
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
515 537
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
200 206
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(e)
400 422
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(e)
695 731
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(e)
435 459
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(e)
350 362
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(e)
315 329
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
315 340
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 65
6.11%, 01/29/2037 100 109
7.75%, 05/14/2038 250 307
Bank of Montreal
3.09%, 01/10/2037
(e)
235 211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.35%, 09/22/2031
(e)
160 160
Secured Overnight Financing Rate + 1.08%
4.64%, 09/10/2030
(e)
270 274
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 215 218
5.37%, 06/04/2027
(d)
195 199
5.72%, 09/25/2028 315 329
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 65 64
2.50%, 01/26/2032
(d)
65 59
3.99%, 06/13/2028
(e)
70 70
Secured Overnight Financing Rate + 1.15%
4.44%, 06/09/2028
(e)
380 383
Secured Overnight Financing Rate + 0.68%
4.54%, 02/01/2029
(e)
185 187
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
130 132
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(e)
335 345
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(e)
170 175
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
130 135
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
360 374
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(e)
65 68
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(e)
155 168
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
315 335
Secured Overnight Financing Rate + 1.60%

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
2.15%, 08/01/2031 $ 60 $ 54
4.04%, 09/15/2028
(e)
190 190
Secured Overnight Financing Rate + 0.76%
4.74%, 11/10/2032
(e)
325 330
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 315 323
5.35%, 12/07/2026 135 137
5.40%, 06/04/2027 255 260
Barclays PLC
2.65%, 06/24/2031
(e)
385 356
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 161
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.84%, 09/10/2028
(e)
200 202
Secured Overnight Financing Rate + 1.34%
4.94%, 09/10/2030
(e)
200 204
Secured Overnight Financing Rate + 1.56%
4.97%, 05/16/2029
(e)
500 509
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(e)
225 229
Secured Overnight Financing Rate + 0.96%
5.50%, 08/09/2028
(e)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(e)
250 255
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
250 260
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(e)
215 227
Secured Overnight Financing Rate + 1.59%
5.86%, 08/11/2046
(e)
200 208
Secured Overnight Financing Rate + 1.83%
6.22%, 05/09/2034
(e)
320 346
Secured Overnight Financing Rate + 2.98%
6.69%, 09/13/2034
(e)
315 350
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(e)
310 357
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
4.58%, 09/08/2031
(e)
300 303
Secured Overnight Financing Rate + 1.17%
4.63%, 09/11/2030
(d),(e)
135 137
Secured Overnight Financing Rate + 1.34%
4.86%, 01/13/2028
(e)
215 217
Secured Overnight Financing Rate + 0.72%
5.00%, 04/28/2028 350 358
5.26%, 04/08/2029 130 135
5.99%, 10/03/2028 160 168
Citibank NA
4.91%, 05/29/2030 500 516
5.57%, 04/30/2034 260 277
5.80%, 09/29/2028 275 289
Citigroup Inc
2.52%, 11/03/2032
(e)
265 238
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 182
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 288
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
400 375
Secured Overnight Financing Rate + 1.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
2.90%, 11/03/2042
(e)
$ 60 $ 45
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 143
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
500 460
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(e)
125 124
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.79%, 03/17/2033
(e)
520 498
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 196
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.89%, 01/10/2028
(e)
500 499
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.13%, 07/25/2028 620 620
4.28%, 04/24/2048
(e)
100 85
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.45%, 09/29/2027 575 578
4.50%, 09/11/2031
(e)
345 347
Secured Overnight Financing Rate + 1.17%
4.54%, 09/19/2030
(e)
270 272
Secured Overnight Financing Rate + 1.34%
4.64%, 05/07/2028
(e)
430 433
Secured Overnight Financing Rate + 1.14%
4.65%, 07/30/2045 115 105
4.65%, 07/23/2048 150 135
4.66%, 05/24/2028
(e)
420 424
Secured Overnight Financing Rate + 1.89%
4.79%, 03/04/2029
(e)
300 304
Secured Overnight Financing Rate + 0.87%
4.91%, 05/24/2033
(e)
165 168
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(e)
305 313
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(e)
265 273
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(e)
315 321
Secured Overnight Financing Rate + 1.49%
5.33%, 03/27/2036
(e)
475 490
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(e)
325 328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(e)
150 153
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(e)
500 523
Secured Overnight Financing Rate + 2.06%
6.02%, 01/24/2036
(e)
525 553
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(e)
320 342
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 340
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 180 203
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 187
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029
(d)
265 272
4.88%, 01/21/2028 300 307

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(e)
$ 230 $ 233
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(e)
270 275
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(e)
340 349
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 255 261
5.37%, 01/10/2029
(e)
365 373
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(e)
320 335
Secured Overnight Financing Rate + 3.18%
6.82%, 11/20/2029
(e)
300 321
Secured Overnight Financing Rate + 2.51%
7.08%, 02/10/2034
(e)
320 352
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 274
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
135 142
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
235 248
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
250 252
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(e)
355 316
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 554
2.62%, 04/22/2032
(e)
440 402
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 182
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
425 385
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 86
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 194
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 47
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
200 158
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(e)
290 288
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.81%, 04/23/2029
(e)
375 372
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 510 509
4.15%, 10/21/2029
(e)
155 155
Secured Overnight Financing Rate + 0.90%
4.22%, 05/01/2029
(e)
250 251
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.37%, 10/21/2031
(e)
315 315
Secured Overnight Financing Rate + 1.06%
4.41%, 04/23/2039
(e)
175 164
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
295 297
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(e)
275 280
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 210 197
4.94%, 04/23/2028
(e)
305 308
Secured Overnight Financing Rate + 1.32%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
4.94%, 10/21/2036
(e)
$ 155 $ 156
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(e)
275 279
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
295 303
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 450 429
5.21%, 01/28/2031
(e)
385 399
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(e)
475 493
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(e)
310 325
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(e)
280 285
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
220 230
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(e)
245 255
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(e)
330 354
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 243
6.48%, 10/24/2029
(e)
315 335
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
160 180
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 575 648
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
300 289
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(e)
200 183
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
600 550
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 187
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(e)
300 297
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 499
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(e)
300 303
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
250 252
Secured Overnight Financing Rate + 2.11%
4.90%, 03/03/2029
(e)
210 213
Secured Overnight Financing Rate + 1.03%
5.13%, 03/03/2031
(e)
300 308
Secured Overnight Financing Rate + 1.29%
5.13%, 11/06/2036
(e)
200 202
Secured Overnight Financing Rate + 1.43%
5.24%, 05/13/2031
(e)
200 207
Secured Overnight Financing Rate + 1.57%
5.29%, 11/19/2030
(e)
240 248
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
500 521
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
250 260
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e)
250 265
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
255 270
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(e)
220 227
Secured Overnight Financing Rate + 1.96%

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
5.79%, 05/13/2036
(e)
$ 305 $ 324
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(e)
280 294
Secured Overnight Financing Rate + 1.90%
6.16%, 03/09/2029
(e)
200 208
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
270 296
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
595 658
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 111
6.55%, 06/20/2034
(e)
320 348
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
310 328
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
4.65%, 06/03/2028 225 229
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(e)
330 341
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
4.87%, 04/12/2028
(e)
250 252
Secured Overnight Financing Rate + 0.72%
5.65%, 01/10/2030 310 325
ING Groep NV
4.86%, 03/25/2029
(e)
300 305
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(e)
250 259
Secured Overnight Financing Rate + 1.44%
5.53%, 03/25/2036
(e)
200 209
Secured Overnight Financing Rate + 1.61%
6.11%, 09/11/2034
(e)
235 256
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.76%, 11/19/2031
(e)
135 120
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 102
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
190 181
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
70 68
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(e)
65 48
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 380
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
465 427
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
600 570
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.96%, 05/13/2031
(e)
575 543
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
235 188
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
335 234
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(e)
215 156
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 584
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
3.88%, 07/24/2038
(e)
$ 100 $ 91
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
510 420
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 231
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/22/2031
(e)
315 315
Secured Overnight Financing Rate + 0.93%
4.32%, 04/26/2028
(e)
550 552
Secured Overnight Financing Rate + 1.56%
4.51%, 10/22/2028
(e)
205 207
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
305 309
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 136
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
475 483
Secured Overnight Financing Rate + 1.04%
4.81%, 10/22/2036
(e)
275 277
Secured Overnight Financing Rate + 1.19%
4.85%, 07/25/2028
(e)
315 319
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 447
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
460 469
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 430 412
4.98%, 07/22/2028
(e)
260 264
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(e)
260 268
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(e)
320 329
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(e)
305 308
Secured Overnight Financing Rate + 1.19%
5.10%, 04/22/2031
(e)
320 332
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(e)
425 441
Secured Overnight Financing Rate + 1.01%
5.29%, 07/22/2035
(e)
475 495
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
315 325
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
185 194
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
545 572
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(e)
530 560
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(e)
375 388
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(e)
250 255
Secured Overnight Financing Rate + 0.93%
5.57%, 04/22/2036
(e)
465 494
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(e)
250 262
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(e)
405 424
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 370 391

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.72%, 09/14/2033
(e)
$ 255 $ 272
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
390 420
Secured Overnight Financing Rate + 1.49%
6.09%, 10/23/2029
(e)
320 338
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
320 354
Secured Overnight Financing Rate + 1.81%
JPMorgan Chase Bank NA
5.11%, 12/08/2026 270 273
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 500 515
KeyCorp
2.25%, 04/06/2027 110 107
5.12%, 04/04/2031
(e)
200 206
Secured Overnight Financing Rate + 1.23%
Korea Development Bank/The
3.75%, 09/16/2030 300 298
4.38%, 02/15/2028 315 319
4.50%, 02/15/2029 265 270
5.63%, 10/23/2033 200 219
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(f)
250 155
2.88%, 04/03/2028 400 394
3.00%, 05/20/2027 520 516
3.50%, 08/27/2027 295 295
3.50%, 08/09/2028 305 305
3.75%, 02/15/2028 375 377
3.75%, 07/15/2030 485 488
3.88%, 05/15/2028 290 293
3.88%, 06/15/2028 380 383
4.00%, 06/28/2027 305 307
4.00%, 03/15/2029 480 487
4.13%, 07/15/2033 465 473
4.38%, 03/01/2027 500 505
4.38%, 02/28/2034 140 144
4.63%, 03/18/2030 400 416
4.75%, 10/29/2030 320 336
Landwirtschaftliche Rentenbank
3.63%, 10/08/2030 305 305
3.88%, 09/28/2027 320 322
3.88%, 06/14/2028 320 323
4.13%, 05/28/2030 300 306
4.63%, 04/17/2029 250 258
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
200 198
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 200 199
4.34%, 01/09/2048 400 335
4.38%, 03/22/2028 200 201
4.82%, 06/13/2029
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.94%, 11/04/2036
(e)
320 319
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.97%
4.98%, 08/11/2033
(e)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
210 214
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.68%, 01/05/2035
(e)
265 280
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC (continued)
5.87%, 03/06/2029
(e)
$ 200 $ 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
M&T Bank Corp
4.83%, 01/16/2029
(e)
300 304
Secured Overnight Financing Rate + 0.93%
5.18%, 07/08/2031
(e)
155 159
Secured Overnight Financing Rate + 1.40%
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/2030 200 182
2.56%, 02/25/2030 285 267
3.20%, 07/18/2029 200 194
4.08%, 04/19/2028
(e)
600 600
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.53%, 09/12/2031
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.13%, 07/20/2033
(e)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(e)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.19%, 09/12/2036
(e)
250 257
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
5.35%, 09/13/2028
(e)
255 261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(e)
200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(e)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
5.57%, 01/16/2036
(e)
225 238
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 182
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(e)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
350 337
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.32%, 07/08/2036
(e)
340 352
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.41%, 09/13/2028
(e)
255 261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(e)
260 274
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
320 338
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
315 336
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.79%, 02/13/2032
(e)
$ 550 $ 485
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 84
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
115 103
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 39
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
410 361
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 117
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
450 423
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(e)
210 136
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 83
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(e)
310 245
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 315 312
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(e)
600 596
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 710
4.13%, 10/18/2029
(e)
155 155
Secured Overnight Financing Rate + 0.91%
4.21%, 04/20/2028
(e)
135 135
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 281
4.36%, 10/22/2031
(e)
655 656
Secured Overnight Financing Rate + 1.07%
4.65%, 10/18/2030
(e)
300 304
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
275 282
Secured Overnight Financing Rate + 2.08%
4.89%, 10/22/2036
(e)
310 311
Secured Overnight Financing Rate + 1.31%
5.04%, 07/19/2030
(e)
260 267
Secured Overnight Financing Rate + 1.22%
5.12%, 02/01/2029
(e)
320 327
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
260 266
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
200 206
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(e)
440 455
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(e)
225 233
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(e)
425 441
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(e)
335 348
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(e)
315 330
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
315 326
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
325 340
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
275 278
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(e)
420 443
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(e)
200 204
Secured Overnight Financing Rate + 4.84%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.65%, 04/13/2028
(e)
$ 105 $ 107
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
250 261
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(e)
245 260
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(e)
275 295
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
160 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
310 322
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 342
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 226
6.41%, 11/01/2029
(e)
280 297
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
180 203
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.97%, 07/14/2028
(e)
260 264
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(e)
320 326
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.20%, 11/17/2028
(e)
250 250
Secured Overnight Financing Rate + 0.78%
4.47%, 11/19/2031
(e)
250 251
Secured Overnight Financing Rate + 1.02%
4.73%, 07/18/2031
(e)
250 254
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
4.53%, 06/13/2030 300 306
4.79%, 01/10/2029 500 513
5.09%, 06/11/2027 250 255
NatWest Group PLC
4.89%, 05/18/2029
(e)
500 509
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 410
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(e)
400 412
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.78%, 03/01/2035
(e)
200 213
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 325 325
3.75%, 09/05/2029 265 266
3.75%, 09/10/2030 155 156
4.00%, 05/28/2028 200 202
4.25%, 03/01/2028 320 325
4.50%, 01/24/2030 280 289
4.75%, 05/21/2027 250 254
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
245 221
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 250 236
3.45%, 04/23/2029 175 172
4.63%, 06/06/2033
(e)
160 159
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(e)
200 205
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
295 306
Secured Overnight Financing Rate + 1.07%

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.30%, 01/21/2028
(e)
$ 135 $ 137
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
410 420
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(e)
220 228
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(e)
285 297
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(e)
240 254
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
315 340
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
3.63%, 05/04/2027 320 319
3.88%, 05/04/2032 145 141
4.00%, 11/03/2028
(e)
160 160
Secured Overnight Financing Rate + 0.70%
4.31%, 11/03/2031
(e)
160 160
Secured Overnight Financing Rate + 0.98%
4.50%, 08/06/2029
(e)
155 157
Secured Overnight Financing Rate + 0.89%
4.65%, 10/18/2030
(e)
200 203
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 165 168
4.95%, 02/01/2029 235 242
4.97%, 01/24/2029
(e)
215 219
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(d),(e)
305 313
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 175 181
5.15%, 02/04/2031
(e)
215 222
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 155 161
Santander Holdings USA Inc
2.49%, 01/06/2028
(d),(e)
290 284
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(e)
325 333
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(e)
155 158
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(e)
200 196
Secured Overnight Financing Rate + 1.22%
4.32%, 09/22/2029
(e)
315 315
Secured Overnight Financing Rate + 1.07%
State Street Corp
2.20%, 02/07/2028
(e)
65 64
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 54
4.33%, 10/22/2027 215 217
4.42%, 05/13/2033
(e)
135 135
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(e)
310 314
Secured Overnight Financing Rate + 1.02%
4.54%, 02/28/2028 150 152
4.68%, 10/22/2032
(e)
135 138
Secured Overnight Financing Rate + 1.05%
4.78%, 10/23/2036
(e)
95 95
Secured Overnight Financing Rate + 1.22%
4.82%, 01/26/2034
(e)
245 250
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 305 315
5.15%, 02/28/2036
(e)
150 155
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(e)
140 147
Secured Overnight Financing Rate + 1.48%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
2.13%, 07/08/2030 $ 200 $ 183
2.14%, 09/23/2030 150 136
2.93%, 09/17/2041 60 45
3.04%, 07/16/2029 200 192
3.36%, 07/12/2027 200 198
3.45%, 01/11/2027 165 164
4.66%, 07/08/2031
(e)
300 305
Secured Overnight Financing Rate + 1.19%
5.24%, 04/15/2030 225 234
5.32%, 07/09/2029 260 270
5.42%, 07/09/2031 200 210
5.52%, 01/13/2028 410 423
5.63%, 01/15/2035 225 241
5.77%, 01/13/2033 400 429
5.80%, 07/13/2028 315 329
5.80%, 07/08/2046
(e)
245 253
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 235 253
6.18%, 07/13/2043 160 176
Toronto-Dominion Bank/The
1.95%, 01/12/2027 125 122
2.00%, 09/10/2031 60 54
3.20%, 03/10/2032 65 61
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 70
4.57%, 12/17/2026 150 151
4.57%, 06/02/2028 305 309
4.69%, 09/15/2027 330 334
4.78%, 12/17/2029 340 348
4.81%, 06/03/2030 155 159
4.93%, 10/15/2035 155 157
4.99%, 04/05/2029 250 257
5.30%, 01/30/2032 330 346
5.52%, 07/17/2028 160 166
Truist Bank
2.25%, 03/11/2030 500 459
Truist Financial Corp
1.89%, 06/07/2029
(e)
130 123
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 55
4.12%, 06/06/2028
(e)
290 290
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
160 162
Secured Overnight Financing Rate + 1.44%
4.96%, 10/23/2036
(e)
310 308
Secured Overnight Financing Rate + 1.40%
5.07%, 05/20/2031
(e)
155 160
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(e)
160 163
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
290 300
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
65 67
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
245 259
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
160 171
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
4.86%, 01/10/2028
(e)
250 252
Secured Overnight Financing Rate + 0.72%
UBS Group AG
4.88%, 05/15/2045 400 375
US Bancorp
1.38%, 07/22/2030 110 97
2.22%, 01/27/2028
(e)
275 269
Secured Overnight Financing Rate + 0.73%

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp (continued)
2.49%, 11/03/2036
(e)
$ 400 $ 349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.15%, 04/27/2027 250 248
4.65%, 02/01/2029
(e)
285 289
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 289
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(e)
285 294
Secured Overnight Financing Rate + 1.06%
5.08%, 05/15/2031
(e)
105 108
Secured Overnight Financing Rate + 1.30%
5.38%, 01/23/2030
(e)
55 57
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
240 255
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(e)
320 343
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
155 166
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 252
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
2.39%, 06/02/2028
(e)
220 215
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(e)
475 445
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(e)
250 238
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041
(e)
485 383
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
430 404
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
385 382
Secured Overnight Financing Rate + 1.51%
3.58%, 05/22/2028
(e)
375 372
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.08%, 09/15/2029
(e)
375 375
Secured Overnight Financing Rate + 0.88%
4.15%, 01/24/2029 400 401
4.40%, 06/14/2046 110 94
4.61%, 04/25/2053
(e)
335 295
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 535
4.75%, 12/07/2046 250 223
4.81%, 07/25/2028
(e)
315 318
Secured Overnight Financing Rate + 1.98%
4.89%, 09/15/2036
(e)
255 257
Secured Overnight Financing Rate + 1.34%
4.90%, 01/24/2028
(e)
215 217
Secured Overnight Financing Rate + 0.78%
4.90%, 07/25/2033
(e)
485 496
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 68
4.97%, 04/23/2029
(e)
155 158
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(e)
440 413
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(e)
595 616
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(e)
265 273
Secured Overnight Financing Rate + 1.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
5.21%, 12/03/2035
(e)
$ 280 $ 289
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(e)
200 208
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 185 182
5.39%, 04/24/2034
(e)
375 393
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
265 279
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
475 503
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
475 492
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(e)
330 350
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 250 252
5.71%, 04/22/2028
(e)
250 255
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(e)
320 339
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
320 358
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 253
Westpac Banking Corp
3.02%, 11/18/2036
(e)
405 366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 46
4.11%, 07/24/2034
(e)
555 547
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030
(d)
425 431
5.05%, 04/16/2029 340 353
$ 151,950
Beverages - 0 .48%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 575 575
4.90%, 02/01/2046 992 934
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 127
4.75%, 01/23/2029 550 562
4.95%, 01/15/2042 210 204
5.00%, 06/15/2034 125 130
5.45%, 01/23/2039 225 236
5.55%, 01/23/2049 570 580
5.80%, 01/23/2059 325 339
8.20%, 01/15/2039 60 78
Coca-Cola Co/The
1.50%, 03/05/2028 60 57
2.50%, 06/01/2040 140 106
2.50%, 03/15/2051 265 163
2.60%, 06/01/2050 140 89
2.88%, 05/05/2041 60 47
3.00%, 03/05/2051 465 318
4.65%, 08/14/2034 325 334
5.00%, 05/13/2034 455 478
5.20%, 01/14/2055 280 276
5.30%, 05/13/2054 455 455
Constellation Brands Inc
2.25%, 08/01/2031 290 257
3.15%, 08/01/2029 90 87
4.35%, 05/09/2027 160 161
4.90%, 05/01/2033 250 252
4.95%, 11/01/2035 155 154

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Diageo Capital PLC
2.38%, 10/24/2029 $ 200 $ 188
5.30%, 10/24/2027 310 318
5.63%, 10/05/2033 400 428
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 53
3.35%, 03/15/2051 60 40
3.95%, 04/15/2029 735 726
4.05%, 04/15/2032 210 202
4.35%, 05/15/2028 175 175
4.50%, 04/15/2052 270 222
5.10%, 03/15/2027 155 157
5.15%, 05/15/2035 155 156
Molson Coors Beverage Co
4.20%, 07/15/2046 250 205
PepsiCo Inc
2.63%, 10/21/2041 725 534
2.75%, 10/21/2051 225 145
2.88%, 10/15/2049 145 98
3.00%, 10/15/2027 600 593
4.30%, 07/23/2030 155 157
4.45%, 02/07/2028 545 553
4.50%, 07/17/2029 345 353
4.65%, 07/23/2032 155 159
4.80%, 07/17/2034 345 355
5.00%, 02/07/2035 315 326
$ 13,142
Biotechnology - 0 .30%
Amgen Inc
1.65%, 08/15/2028 125 118
2.00%, 01/15/2032 120 105
2.45%, 02/21/2030 155 144
2.77%, 09/01/2053 510 310
3.00%, 02/22/2029 200 194
3.00%, 01/15/2052 120 80
3.15%, 02/21/2040 155 124
3.38%, 02/21/2050 545 396
4.20%, 03/01/2033 80 79
4.20%, 02/22/2052 200 162
4.40%, 05/01/2045 265 231
4.66%, 06/15/2051 410 359
4.88%, 03/01/2053 80 72
5.15%, 03/02/2028 380 389
5.15%, 11/15/2041 113 111
5.25%, 03/02/2030 335 348
5.25%, 03/02/2033 350 365
5.60%, 03/02/2043 320 327
5.65%, 03/02/2053 390 392
5.75%, 03/02/2063 240 240
Biogen Inc
5.20%, 09/15/2045 280 263
Gilead Sciences Inc
1.65%, 10/01/2030 150 134
2.80%, 10/01/2050 150 97
2.95%, 03/01/2027 240 237
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 450
4.75%, 03/01/2046 580 537
5.10%, 06/15/2035 140 145
5.25%, 10/15/2033 160 169
5.50%, 11/15/2054 340 343
5.55%, 10/15/2053 160 163
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 143
Royalty Pharma PLC
1.75%, 09/02/2027 655 629
2.20%, 09/02/2030 155 141
3.30%, 09/02/2040 155 122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC (continued)
5.95%, 09/25/2055 $ 155 $ 156
$ 8,296
Building Materials - 0 .15%
Carrier Global Corp
2.49%, 02/15/2027 35 34
2.72%, 02/15/2030 420 395
3.38%, 04/05/2040 155 127
3.58%, 04/05/2050 155 116
5.90%, 03/15/2034 116 125
6.20%, 03/15/2054 28 31
CRH America Finance Inc
4.40%, 02/09/2031 295 296
5.50%, 01/09/2035 285 299
5.60%, 02/09/2056 155 155
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 106
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 144
3.20%, 07/15/2051 60 41
5.15%, 12/01/2034 140 144
Masco Corp
1.50%, 02/15/2028 260 245
Owens Corning
4.30%, 07/15/2047 150 124
5.50%, 06/15/2027 130 133
5.70%, 06/15/2034 290 306
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 89
5.10%, 06/13/2034 380 393
Vulcan Materials Co
3.50%, 06/01/2030 295 287
3.90%, 04/01/2027 250 250
5.35%, 12/01/2034 275 286
$ 4,126
Chemicals - 0 .26%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 196
4.60%, 02/08/2029 130 133
4.80%, 03/03/2033 160 164
4.90%, 10/11/2032 210 217
Albemarle Corp
5.45%, 12/01/2044 200 184
Dow Chemical Co/The
2.10%, 11/15/2030 160 142
3.60%, 11/15/2050 160 107
4.38%, 11/15/2042 350 283
4.63%, 10/01/2044 270 220
4.80%, 11/30/2028 90 91
4.80%, 05/15/2049 340 274
5.15%, 02/15/2034
(d)
130 130
5.65%, 03/15/2036
(d)
155 156
DuPont de Nemours Inc
4.73%, 11/15/2028
(g)
302 306
Eastman Chemical Co
4.65%, 10/15/2044 75 64
Ecolab Inc
1.30%, 01/30/2031 150 130
1.65%, 02/01/2027 105 102
2.75%, 08/18/2055 700 431
4.30%, 06/15/2028 60 61
5.00%, 09/01/2035 210 216
LYB International Finance BV
5.25%, 07/15/2043 225 198

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
LYB International Finance III LLC
2.25%, 10/01/2030 $ 130 $ 116
3.63%, 04/01/2051 130 85
4.20%, 10/15/2049 160 117
5.63%, 05/15/2033 160 163
Mosaic Co/The
5.63%, 11/15/2043 25 24
Nutrien Ltd
4.20%, 04/01/2029 400 400
4.50%, 03/12/2027 150 151
5.00%, 04/01/2049 280 256
5.40%, 06/21/2034 300 311
5.80%, 03/27/2053 330 336
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 220
2.95%, 08/15/2029 300 288
3.30%, 05/15/2050 90 63
4.30%, 08/15/2028 310 312
4.50%, 06/01/2047 390 338
Westlake Corp
3.13%, 08/15/2051 60 37
$ 7,022
Commercial Mortgage Backed Securities - 0 .02%
Fannie Mae-Aces
3.09%, 12/25/2027
(h)
601 592
Commercial Services - 0 .15%
American University/The
3.67%, 04/01/2049 35 27
Global Payments Inc
3.20%, 08/15/2029 140 133
4.15%, 08/15/2049 70 52
4.50%, 11/15/2028 145 145
4.88%, 11/15/2030 145 145
5.20%, 11/15/2032 285 286
5.55%, 11/15/2035 145 145
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 174
4.68%, 07/01/2114 100 85
Moody's Corp
4.25%, 08/08/2032 65 64
5.00%, 08/05/2034 290 298
5.25%, 07/15/2044 90 87
PayPal Holdings Inc
2.85%, 10/01/2029 755 723
3.90%, 06/01/2027 65 65
4.40%, 06/01/2032 265 266
5.50%, 06/01/2054 130 129
S&P Global Inc
1.25%, 08/15/2030 160 141
2.45%, 03/01/2027 350 344
2.50%, 12/01/2029 55 52
3.25%, 12/01/2049 305 220
3.70%, 03/01/2052 100 77
5.25%, 09/15/2033 335 354
TR Finance LLC
5.85%, 04/15/2040 30 31
University of Southern California
5.25%, 10/01/2111 20 19
$ 4,062
Computers - 0 .55%
Apple Inc
1.20%, 02/08/2028 430 408
1.65%, 05/11/2030 550 501
2.40%, 08/20/2050 210 129
2.65%, 05/11/2050 600 386
2.65%, 02/08/2051 240 153
2.70%, 08/05/2051 85 55
2.80%, 02/08/2061 550 333
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc (continued)
2.90%, 09/12/2027 $ 300 $ 296
2.95%, 09/11/2049 140 97
3.00%, 06/20/2027 500 495
3.20%, 05/11/2027 110 109
3.35%, 02/09/2027 525 523
3.35%, 08/08/2032 500 482
3.75%, 11/13/2047 195 158
3.85%, 05/04/2043 400 344
3.95%, 08/08/2052 235 191
4.20%, 05/12/2030 155 157
4.38%, 05/13/2045 305 277
4.50%, 05/12/2032 155 159
4.65%, 02/23/2046 375 352
4.75%, 05/12/2035 155 160
4.85%, 05/10/2053
(d)
320 310
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 240
3.45%, 12/15/2051 346 241
4.35%, 02/01/2030 535 535
4.50%, 02/15/2031 200 200
4.75%, 04/01/2028 100 101
5.10%, 02/15/2036 200 200
5.25%, 02/01/2028 160 164
5.30%, 10/01/2029 300 310
5.30%, 04/01/2032 150 155
5.40%, 04/15/2034 185 191
8.35%, 07/15/2046 26 34
Hewlett Packard Enterprise Co
4.05%, 09/15/2027 155 155
4.55%, 10/15/2029 535 539
4.85%, 10/15/2031 205 208
5.00%, 10/15/2034 470 468
6.20%, 10/15/2035 75 81
6.35%, 10/15/2045 340 352
HP Inc
3.00%, 06/17/2027 140 138
4.75%, 01/15/2028 495 501
6.00%, 09/15/2041 355 365
6.10%, 04/25/2035
(d)
150 159
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 271
4.90%, 02/05/2034 265 270
International Business Machines Corp
2.20%, 02/09/2027 575 564
3.50%, 05/15/2029 410 403
4.00%, 06/20/2042 110 94
4.15%, 05/15/2039 195 176
4.25%, 05/15/2049 600 496
4.40%, 07/27/2032 100 100
4.50%, 02/06/2028 370 374
4.65%, 02/10/2028 285 289
4.70%, 02/19/2046 145 130
5.10%, 02/06/2053 160 149
5.70%, 02/10/2055 245 248
NetApp Inc
2.38%, 06/22/2027 155 151
$ 15,127
Consumer Products - 0 .03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 162
Clorox Co/The
1.80%, 05/15/2030 350 316
Kimberly-Clark Corp
5.30%, 03/01/2041 300 305
$ 783

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0 .19%
Colgate-Palmolive Co
4.20%, 05/01/2030 $ 330 $ 334
4.60%, 03/01/2028 160 163
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 125 112
2.38%, 12/01/2029 100 94
3.15%, 03/15/2027 100 99
Haleon US Capital LLC
3.38%, 03/24/2027 250 248
3.63%, 03/24/2032 250 238
4.00%, 03/24/2052 250 201
Kenvue Inc
4.85%, 05/22/2032 155 159
4.90%, 03/22/2033 160 164
5.05%, 03/22/2028 160 164
5.05%, 03/22/2053
(d)
330 307
5.10%, 03/22/2043 160 155
Procter & Gamble Co/The
1.90%, 02/01/2027 540 529
3.55%, 03/25/2040 400 350
4.05%, 05/01/2030 175 176
4.10%, 11/03/2032 155 155
4.60%, 05/01/2035 155 159
Unilever Capital Corp
1.38%, 09/14/2030 150 133
1.75%, 08/12/2031 680 601
2.90%, 05/05/2027 435 430
4.63%, 08/12/2034 320 324
$ 5,295
Diversified Financial Services - 0 .78%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 600 581
3.30%, 01/30/2032 375 347
3.40%, 10/29/2033 150 136
3.88%, 01/23/2028 250 249
4.38%, 11/15/2030 150 150
4.88%, 04/01/2028 165 168
4.95%, 09/10/2034 330 330
5.10%, 01/19/2029 150 154
5.38%, 12/15/2031 365 379
6.10%, 01/15/2027 315 321
Air Lease Corp
2.10%, 09/01/2028 385 362
2.88%, 01/15/2032 65 58
3.25%, 10/01/2029 200 191
5.10%, 03/01/2029 135 137
5.20%, 07/15/2031 130 133
Ally Financial Inc
2.20%, 11/02/2028 60 56
4.75%, 06/09/2027 160 161
5.55%, 07/31/2033
(e)
155 156
Secured Overnight Financing Rate + 1.78%
5.74%, 05/15/2029
(e)
170 174
Secured Overnight Financing Rate + 1.96%
8.00%, 11/01/2031 420 478
American Express Co
3.30%, 05/03/2027 250 248
4.05%, 05/03/2029 100 101
4.05%, 12/03/2042 440 382
4.73%, 04/25/2029
(e)
305 310
Secured Overnight Financing Rate + 1.26%
4.80%, 10/24/2036
(e)
155 154
Secured Overnight Financing Rate + 1.24%
4.92%, 07/20/2033
(e)
305 312
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(e)
215 222
Secured Overnight Financing Rate + 1.02%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co (continued)
5.10%, 02/16/2028
(e)
$ 330 $ 334
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
160 165
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
345 358
Secured Overnight Financing Rate + 1.42%
5.53%, 04/25/2030
(e)
250 262
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(e)
155 165
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(e)
70 77
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035 260 267
5.35%, 01/08/2055 430 427
Blackrock Inc
2.10%, 02/25/2032 295 261
2.40%, 04/30/2030 200 187
Capital One Financial Corp
2.36%, 07/29/2032
(e)
255 223
Secured Overnight Financing Rate + 1.34%
4.10%, 02/09/2027 75 75
4.49%, 09/11/2031
(e)
300 300
Secured Overnight Financing Rate + 1.25%
4.93%, 05/10/2028
(e)
220 222
Secured Overnight Financing Rate + 2.06%
5.20%, 09/11/2036
(e)
255 255
Secured Overnight Financing Rate + 1.63%
5.46%, 07/26/2030
(e)
140 145
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
135 141
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
160 168
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
140 148
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(e)
245 262
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(e)
145 152
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(e)
360 378
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
210 238
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 400 351
1.95%, 12/01/2031 270 236
2.00%, 03/20/2028 115 110
4.91%, 11/14/2036
(e)
145 145
Secured Overnight Financing Rate + 1.23%
5.64%, 05/19/2029
(e)
160 166
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(e)
155 170
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
140 149
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 203
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 103
2.10%, 06/15/2030 400 367
2.65%, 09/15/2040 160 119
3.00%, 09/15/2060 160 97
3.75%, 09/21/2028 160 159
3.95%, 12/01/2028 145 145
4.00%, 09/15/2027 385 386
4.25%, 09/21/2048 250 212

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc (continued)
4.60%, 03/15/2033 $ 220 $ 223
4.95%, 06/15/2052 215 200
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 176
2.75%, 10/15/2032 300 262
4.15%, 01/23/2030 225 221
Legg Mason Inc
5.63%, 01/15/2044 25 25
Mastercard Inc
2.00%, 11/18/2031 190 169
2.95%, 03/15/2051 60 40
3.35%, 03/26/2030 445 435
3.85%, 03/26/2050 350 281
4.55%, 03/15/2028 145 148
4.55%, 01/15/2035 270 272
4.88%, 03/09/2028 160 164
Nasdaq Inc
2.50%, 12/21/2040 55 40
5.35%, 06/28/2028 160 165
5.95%, 08/15/2053 295 308
Nomura Holdings Inc
2.33%, 01/22/2027 200 196
2.68%, 07/16/2030 450 416
4.90%, 07/01/2030 200 204
5.84%, 01/18/2028
(d)
320 331
6.09%, 07/12/2033 315 343
Synchrony Financial
3.95%, 12/01/2027 360 357
5.02%, 07/29/2029
(e)
155 157
Secured Overnight Financing Rate + 1.40%
Visa Inc
1.10%, 02/15/2031 60 52
1.90%, 04/15/2027 80 78
2.00%, 08/15/2050 160 89
2.70%, 04/15/2040 155 121
2.75%, 09/15/2027 150 148
4.15%, 12/14/2035 500 487
4.30%, 12/14/2045 400 354
$ 21,240
Electric - 1 .96%
AEP Texas Inc
2.10%, 07/01/2030 160 146
3.45%, 01/15/2050 50 35
3.45%, 05/15/2051 60 41
4.70%, 05/15/2032 105 106
5.25%, 05/15/2052 105 98
AEP Transmission Co LLC
2.75%, 08/15/2051 60 38
4.00%, 12/01/2046 350 287
4.50%, 06/15/2052 70 61
5.40%, 03/15/2053 360 357
AES Corp/The
2.45%, 01/15/2031 360 327
Alabama Power Co
1.45%, 09/15/2030 155 137
3.13%, 07/15/2051 60 41
4.30%, 03/15/2031 155 155
Ameren Corp
1.75%, 03/15/2028 60 57
5.00%, 01/15/2029 130 133
5.70%, 12/01/2026 140 142
Ameren Illinois Co
1.55%, 11/15/2030 65 57
3.25%, 03/15/2050 75 53
3.85%, 09/01/2032 355 342
4.15%, 03/15/2046 330 279
5.63%, 03/01/2055 160 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
American Electric Power Co Inc
2.30%, 03/01/2030 $ 155 $ 143
5.63%, 03/01/2033 160 169
6.05%, 03/15/2056
(e)
160 160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
Arizona Public Service Co
2.60%, 08/15/2029 90 85
2.65%, 09/15/2050 150 92
5.90%, 08/15/2055 185 190
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 54
4.55%, 06/01/2052 220 190
5.45%, 06/01/2035 155 162
5.65%, 06/01/2054 130 132
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 319
2.85%, 05/15/2051 85 54
3.80%, 07/15/2048 325 249
4.60%, 05/01/2053 355 304
5.15%, 11/15/2043
(d)
200 194
6.13%, 04/01/2036 350 382
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 43
4.25%, 02/01/2049 250 211
4.95%, 04/01/2033 160 164
4.95%, 08/15/2035 155 157
5.20%, 10/01/2028 160 165
CenterPoint Energy Inc
2.95%, 03/01/2030 88 83
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 55
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 365 245
3.13%, 03/15/2051 420 286
4.00%, 03/01/2048 370 300
5.30%, 06/01/2034 130 137
5.30%, 02/01/2053 160 155
5.65%, 06/01/2054 130 132
5.95%, 06/01/2055 60 64
Connecticut Light and Power Co/The
2.05%, 07/01/2031 60 53
3.20%, 03/15/2027 140 139
4.00%, 04/01/2048 250 203
4.95%, 01/15/2030 300 308
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 50
3.00%, 12/01/2060 65 39
3.70%, 11/15/2059 80 57
3.88%, 06/15/2047 300 238
4.30%, 12/01/2056 250 203
5.20%, 03/01/2033 160 168
5.30%, 03/01/2035 300 312
5.75%, 11/15/2055 145 148
6.15%, 11/15/2052 155 166
6.30%, 08/15/2037 200 224
6.75%, 04/01/2038 160 185
Consumers Energy Co
4.35%, 04/15/2049 300 256
4.50%, 01/15/2031 175 177
4.60%, 05/30/2029 135 137
4.70%, 01/15/2030 155 159
4.90%, 02/15/2029 155 159
5.05%, 05/15/2035 90 92
Dayton Power & Light Co/The
4.55%, 08/15/2030
(g)
50 50

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
3.30%, 04/15/2041 $ 60 $ 46
3.38%, 04/01/2030 315 304
4.60%, 05/15/2028 280 284
4.90%, 08/01/2041 360 336
5.38%, 11/15/2032 410 428
5.45%, 03/15/2035 150 155
5.95%, 06/15/2035 200 215
DTE Electric Co
1.90%, 04/01/2028 40 38
3.70%, 03/15/2045 200 160
5.20%, 03/01/2034 130 135
5.25%, 05/15/2035 155 160
5.40%, 04/01/2053 160 159
DTE Energy Co
4.88%, 06/01/2028 105 107
4.95%, 07/01/2027 275 278
5.05%, 10/01/2035 155 155
5.20%, 04/01/2030 245 253
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 124
4.95%, 01/15/2033 160 166
5.25%, 03/15/2035 140 146
5.30%, 02/15/2040 125 128
5.35%, 01/15/2053 160 157
5.40%, 01/15/2054 135 134
6.05%, 04/15/2038 230 252
Duke Energy Corp
3.15%, 08/15/2027 90 89
3.30%, 06/15/2041 60 47
3.50%, 06/15/2051 60 43
3.95%, 08/15/2047 150 118
4.20%, 06/15/2049 150 120
4.50%, 08/15/2032 340 340
4.80%, 12/15/2045 230 207
4.85%, 01/05/2029 135 138
4.95%, 09/15/2035 175 175
5.00%, 08/15/2052 240 217
5.45%, 06/15/2034 190 199
5.70%, 09/15/2055 205 205
5.80%, 06/15/2054 190 192
6.10%, 09/15/2053 160 169
Duke Energy Florida LLC
1.75%, 06/15/2030 155 140
2.50%, 12/01/2029 255 241
3.20%, 01/15/2027 150 149
3.40%, 10/01/2046 200 149
4.20%, 12/01/2030 305 306
5.88%, 11/15/2033 145 157
5.95%, 11/15/2052 155 163
6.40%, 06/15/2038 250 283
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 98
5.40%, 04/01/2053 160 156
5.90%, 05/15/2055 155 162
Duke Energy Progress LLC
2.50%, 08/15/2050 160 96
5.55%, 03/15/2055 150 151
Emera US Finance LP
4.75%, 06/15/2046 75 65
Entergy Arkansas LLC
2.65%, 06/15/2051 45 27
4.20%, 04/01/2049 300 247
5.15%, 01/15/2033 160 166
Entergy Corp
1.90%, 06/15/2028 35 33
2.40%, 06/15/2031 60 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Louisiana LLC
2.90%, 03/15/2051 $ 35 $ 22
3.10%, 06/15/2041 60 46
3.12%, 09/01/2027 200 197
4.75%, 09/15/2052 415 370
5.15%, 09/15/2034 145 149
5.80%, 03/15/2055 390 401
Entergy Texas Inc
1.75%, 03/15/2031 150 132
4.00%, 03/30/2029 170 170
Evergy Kansas Central Inc
5.25%, 03/15/2035 320 328
5.70%, 03/15/2053 160 162
Evergy Metro Inc
2.25%, 06/01/2030 155 143
5.13%, 08/15/2035 155 158
Eversource Energy
1.65%, 08/15/2030 160 141
4.45%, 12/15/2030 155 155
5.00%, 01/01/2027 135 136
5.13%, 05/15/2033 160 162
Exelon Corp
3.35%, 03/15/2032 65 61
5.13%, 03/15/2031 165 171
5.15%, 03/15/2029 125 129
6.50%, 03/15/2055
(e)
225 235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033
(g)
155 156
Florida Power & Light Co
2.45%, 02/03/2032 65 59
2.88%, 12/04/2051 65 42
3.70%, 12/01/2047 70 55
4.05%, 10/01/2044 145 122
4.13%, 02/01/2042 300 264
4.40%, 05/15/2028 160 162
4.80%, 05/15/2033 120 123
5.10%, 04/01/2033 160 167
5.30%, 06/15/2034 130 137
5.60%, 06/15/2054 130 133
5.65%, 02/01/2037 250 269
5.70%, 03/15/2055 145 151
Georgia Power Co
4.30%, 03/15/2042 460 409
4.55%, 03/15/2030 340 346
4.65%, 05/16/2028 160 163
4.70%, 05/15/2032 65 66
5.50%, 10/01/2055 160 159
Interstate Power and Light Co
2.30%, 06/01/2030 40 37
5.60%, 06/29/2035 160 168
5.60%, 10/01/2055 155 153
Jersey Central Power & Light Co
4.40%, 01/15/2031
(g)
155 155
Kentucky Utilities Co
3.30%, 06/01/2050 205 144
5.85%, 08/15/2055 205 211
MidAmerican Energy Co
3.15%, 04/15/2050 145 100
4.25%, 07/15/2049 215 180
5.30%, 02/01/2055 135 130
Mississippi Power Co
4.25%, 03/15/2042 30 26
National Rural Utilities Cooperative Finance Corp
4.12%, 09/16/2027 135 135
4.15%, 08/25/2028 155 156
4.15%, 12/15/2032 365 359

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
(continued)
4.80%, 03/15/2028 $ 365 $ 371
5.00%, 02/07/2031 135 140
5.15%, 06/15/2029 130 135
Nevada Power Co
2.40%, 05/01/2030 200 186
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 185
2.25%, 06/01/2030 250 230
2.75%, 11/01/2029 270 257
3.55%, 05/01/2027 350 347
4.69%, 09/01/2027 80 81
4.90%, 02/28/2028 160 163
4.90%, 03/15/2029 135 138
5.00%, 07/15/2032 70 72
5.05%, 03/15/2030 200 207
5.25%, 03/15/2034 135 139
5.25%, 02/28/2053 160 151
5.45%, 03/15/2035 220 229
5.90%, 03/15/2055 145 149
6.50%, 08/15/2055
(e)
285 302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.25%, 04/01/2031 60 55
2.60%, 06/01/2051 97 61
2.90%, 03/01/2050 70 47
5.05%, 05/15/2035 175 180
5.10%, 05/15/2053 160 151
5.35%, 11/01/2039 30 31
5.65%, 05/15/2055 155 159
NSTAR Electric Co
4.55%, 06/01/2052 65 56
4.95%, 09/15/2052 290 266
5.20%, 03/01/2035 150 154
5.40%, 06/01/2034 130 136
Ohio Power Co
1.63%, 01/15/2031 265 232
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 133
4.15%, 06/01/2032 65 64
4.30%, 05/15/2028 285 287
4.50%, 03/20/2027
(g)
155 156
4.55%, 09/15/2032 195 196
4.60%, 06/01/2052 65 55
4.65%, 11/01/2029 140 143
5.55%, 06/15/2054 115 114
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 584
2.50%, 02/01/2031 440 396
3.30%, 08/01/2040 155 119
3.50%, 08/01/2050 850 585
4.20%, 06/01/2041 195 162
5.05%, 10/15/2032 330 332
5.70%, 03/01/2035 150 155
5.80%, 05/15/2034 125 130
5.90%, 06/15/2032 60 63
5.90%, 10/01/2054 135 132
6.10%, 01/15/2029 360 376
6.75%, 01/15/2053 160 174
PacifiCorp
2.90%, 06/15/2052 60 36
5.30%, 02/15/2031 265 274
5.35%, 12/01/2053 155 139
5.50%, 05/15/2054 160 146
6.00%, 01/15/2039 310 318
6.25%, 10/15/2037 330 348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PECO Energy Co
2.80%, 06/15/2050 $ 110 $ 71
2.85%, 09/15/2051 150 96
4.38%, 08/15/2052 360 304
4.60%, 05/15/2052 20 17
4.88%, 09/15/2035 155 157
PPL Capital Funding Inc
5.25%, 09/01/2034 295 304
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 47
3.95%, 06/01/2047 100 82
4.85%, 02/15/2034 65 66
5.00%, 05/15/2033 160 165
Public Service Co of Colorado
1.88%, 06/15/2031 45 40
2.70%, 01/15/2051 95 59
3.20%, 03/01/2050 250 173
5.15%, 09/15/2035 155 158
5.25%, 04/01/2053 200 189
5.35%, 05/15/2034 195 202
5.85%, 05/15/2055 160 165
Public Service Co of New Hampshire
4.40%, 07/01/2028 155 157
Public Service Co of Oklahoma
5.20%, 01/15/2035 235 239
5.25%, 01/15/2033 160 165
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 108
3.65%, 09/01/2028 200 199
3.80%, 03/01/2046 295 237
4.85%, 08/01/2034 140 142
4.90%, 08/15/2035 265 269
5.30%, 08/01/2054 140 137
5.45%, 08/01/2053 155 155
Public Service Enterprise Group Inc
4.90%, 03/15/2030 75 77
5.88%, 10/15/2028 160 167
6.13%, 10/15/2033 160 173
Puget Sound Energy Inc
2.89%, 09/15/2051 170 110
5.60%, 09/15/2055 155 154
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 134
3.32%, 04/15/2050 155 109
3.70%, 03/15/2052 65 48
4.50%, 08/15/2040 50 46
Sempra
4.00%, 02/01/2048 70 54
6.55%, 04/01/2055
(e)
380 385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 155 140
2.85%, 08/01/2029 100 94
3.45%, 02/01/2052 65 44
3.65%, 02/01/2050 320 226
4.00%, 04/01/2047 450 345
4.70%, 06/01/2027 135 136
4.88%, 02/01/2027 135 136
5.25%, 03/15/2030 175 180
5.30%, 03/01/2028 160 163
5.45%, 06/01/2031 65 67
5.45%, 03/01/2035 215 220
5.50%, 03/15/2040 175 174
5.65%, 10/01/2028 160 166
5.70%, 03/01/2053 160 152
5.85%, 11/01/2027 155 159
5.90%, 03/01/2055 105 103

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co (continued)
5.95%, 02/01/2038 $ 30 $ 31
Southern Co/The
1.75%, 03/15/2028 60 57
4.40%, 07/01/2046 300 257
5.20%, 06/15/2033 160 165
5.50%, 03/15/2029 160 166
5.70%, 10/15/2032 335 357
5.70%, 03/15/2034 400 422
Southern Power Co
4.90%, 10/01/2035 135 134
4.95%, 12/15/2046 35 32
Southwestern Electric Power Co
4.10%, 09/15/2028 250 250
Southwestern Public Service Co
4.50%, 08/15/2041 150 136
6.00%, 06/01/2054 195 202
Tampa Electric Co
3.45%, 03/15/2051 100 72
Tucson Electric Power Co
1.50%, 08/01/2030 105 93
3.25%, 05/01/2051 60 40
Union Electric Co
2.15%, 03/15/2032 60 53
2.63%, 03/15/2051 130 80
5.45%, 03/15/2053 160 157
Virginia Electric and Power Co
2.30%, 11/15/2031 65 58
2.45%, 12/15/2050 145 85
2.95%, 11/15/2051 120 77
3.75%, 05/15/2027 40 40
5.05%, 08/15/2034 150 153
5.45%, 04/01/2053 310 301
5.55%, 08/15/2054 150 149
5.60%, 09/15/2055 295 294
8.88%, 11/15/2038 225 304
WEC Energy Group Inc
1.38%, 10/15/2027 130 124
2.20%, 12/15/2028 60 57
Wisconsin Electric Power Co
4.15%, 10/15/2030 160 160
4.75%, 09/30/2032 180 185
Wisconsin Public Service Corp
4.55%, 12/01/2029 290 296
Xcel Energy Inc
1.75%, 03/15/2027 15 15
2.60%, 12/01/2029 140 131
4.60%, 06/01/2032 40 40
4.75%, 03/21/2028 155 157
$ 53,503
Electrical Components & Equipment - 0 .02%
Emerson Electric Co
2.20%, 12/21/2031 495 443
Electronics - 0 .12%
Amphenol Corp
3.90%, 11/15/2028 155 155
4.13%, 11/15/2030 135 135
4.40%, 02/15/2033 155 154
5.00%, 01/15/2035 475 488
5.05%, 04/05/2027 275 279
5.30%, 11/15/2055 155 151
Honeywell International Inc
1.10%, 03/01/2027 60 58
1.75%, 09/01/2031 60 53
1.95%, 06/01/2030 450 411
3.81%, 11/21/2047 100 80
4.25%, 01/15/2029 160 161
4.70%, 02/01/2030 270 277
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc (continued)
5.00%, 02/15/2033 $ 250 $ 259
5.00%, 03/01/2035 295 303
5.25%, 03/01/2054 225 218
Tyco Electronics Group SA
7.13%, 10/01/2037 37 44
$ 3,226
Environmental Control - 0 .18%
Republic Services Inc
1.75%, 02/15/2032 335 290
2.30%, 03/01/2030 685 638
3.38%, 11/15/2027 385 382
5.00%, 11/15/2029 130 135
5.00%, 04/01/2034 320 331
5.15%, 03/15/2035 75 78
Waste Connections Inc
2.20%, 01/15/2032 120 106
4.20%, 01/15/2033 435 430
Waste Management Inc
2.00%, 06/01/2029 60 56
2.50%, 11/15/2050 75 46
3.15%, 11/15/2027 790 779
4.15%, 04/15/2032 100 100
4.63%, 02/15/2033 160 163
4.65%, 03/15/2030 310 317
4.88%, 02/15/2029 310 319
4.95%, 07/03/2031 130 135
4.95%, 03/15/2035 310 318
5.35%, 10/15/2054 240 238
$ 4,861
Finance - Mortgage Loan/Banker - 0 .29%
Fannie Mae
0.75%, 10/08/2027 270 257
0.88%, 08/05/2030 510 451
5.63%, 07/15/2037 65 73
6.25%, 05/15/2029 750 816
6.63%, 11/15/2030 230 261
7.13%, 01/15/2030 250 284
7.25%, 05/15/2030 249 286
Federal Home Loan Banks
1.25%, 12/21/2026 450 440
3.25%, 11/16/2028 950 945
3.50%, 09/09/2027 230 230
3.50%, 10/04/2027 300 300
3.88%, 06/04/2027 300 301
4.00%, 03/10/2027 845 849
4.00%, 06/30/2028 400 405
4.13%, 01/15/2027 265 267
4.75%, 04/09/2027 375 381
5.50%, 07/15/2036 370 410
Freddie Mac
6.25%, 07/15/2032 280 320
6.75%, 03/15/2031 543 623
$ 7,899
Food - 0 .37%
Campbell's Company/The
4.15%, 03/15/2028 185 185
Conagra Brands Inc
1.38%, 11/01/2027 100 95
4.85%, 11/01/2028 140 142
5.30%, 11/01/2038 85 82
5.40%, 11/01/2048 445 409
General Mills Inc
2.25%, 10/14/2031 775 690
4.88%, 01/30/2030 140 144
4.95%, 03/29/2033 160 163
5.50%, 10/17/2028 160 166

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Hershey Co/The
2.65%, 06/01/2050 $ 185 $ 117
J M Smucker Co/The
2.13%, 03/15/2032 19 16
5.90%, 11/15/2028 245 257
6.50%, 11/15/2043 235 256
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
5.50%, 01/15/2036
(g)
355 363
6.25%, 03/01/2056
(g)
205 208
6.38%, 04/15/2066
(g)
155 158
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.75%, 04/01/2033 193 202
6.50%, 12/01/2052 265 277
6.75%, 03/15/2034 349 387
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(g)
215 222
Kellanova
2.10%, 06/01/2030 155 142
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 10
Kraft Heinz Foods Co
4.38%, 06/01/2046 235 197
4.88%, 10/01/2049 200 176
5.00%, 06/04/2042 200 186
5.20%, 03/15/2032 145 150
5.20%, 07/15/2045 170 159
6.50%, 02/09/2040 200 217
Kroger Co/The
1.70%, 01/15/2031 60 53
3.70%, 08/01/2027 700 697
4.45%, 02/01/2047 345 295
5.00%, 09/15/2034 200 203
5.15%, 08/01/2043 300 286
5.40%, 07/15/2040 30 30
5.50%, 09/15/2054 270 263
5.65%, 09/15/2064 210 205
McCormick & Co Inc/MD
1.85%, 02/15/2031 60 53
Mondelez International Inc
1.50%, 02/04/2031 165 144
2.63%, 03/17/2027 65 64
2.63%, 09/04/2050 165 100
4.25%, 05/06/2028 155 156
4.50%, 05/06/2030 155 157
4.75%, 08/28/2034 145 145
Sysco Corp
2.40%, 02/15/2030 250 233
2.45%, 12/14/2031 115 103
4.85%, 10/01/2045 250 230
5.40%, 03/23/2035 315 328
5.75%, 01/17/2029 145 152
Tyson Foods Inc
3.55%, 06/02/2027 75 74
4.55%, 06/02/2047 350 301
$ 10,048
Forest Products & Paper - 0 .02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
International Paper Co
4.80%, 06/15/2044 200 180
Suzano Austria GmbH
2.50%, 09/15/2028 255 241
Suzano Netherlands BV
5.50%, 01/15/2036 120 119
$ 563
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .14%
Atmos Energy Corp
1.50%, 01/15/2031 $ 150 $ 132
3.38%, 09/15/2049 145 105
4.13%, 10/15/2044 140 120
5.45%, 01/15/2056 160 158
5.75%, 10/15/2052 210 218
5.90%, 11/15/2033 160 174
6.20%, 11/15/2053 120 132
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 134
4.40%, 07/01/2032 70 70
5.25%, 03/01/2028 160 164
NiSource Inc
3.60%, 05/01/2030 320 311
5.00%, 06/15/2052 135 122
5.25%, 03/30/2028 65 67
5.35%, 07/15/2035 155 159
5.40%, 06/30/2033 160 166
5.65%, 02/01/2045 250 250
5.85%, 04/01/2055 155 157
Southern California Gas Co
2.55%, 02/01/2030 155 146
5.05%, 09/01/2034 320 328
5.45%, 06/15/2035 155 162
5.75%, 06/01/2053 160 162
6.00%, 06/15/2055 145 152
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 141
3.15%, 09/30/2051 60 40
5.10%, 09/15/2035 155 157
$ 3,927
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 640
2.75%, 11/15/2050 85 51
$ 691
Healthcare - Products - 0 .34%
Abbott Laboratories
4.75%, 11/30/2036 350 356
4.75%, 04/15/2043 300 290
4.90%, 11/30/2046 210 201
5.30%, 05/27/2040 300 313
Agilent Technologies Inc
2.10%, 06/04/2030 155 142
2.30%, 03/12/2031 60 54
Baxter International Inc
1.73%, 04/01/2031 85 73
1.92%, 02/01/2027 270 263
2.27%, 12/01/2028 665 626
2.54%, 02/01/2032 380 332
3.13%, 12/01/2051 260 167
Boston Scientific Corp
2.65%, 06/01/2030 350 330
Danaher Corp
2.60%, 10/01/2050 150 94
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 142
3.25%, 11/15/2039 150 125
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 159
5.50%, 06/15/2035 155 162
5.65%, 11/15/2027 355 365
5.86%, 03/15/2030 155 164
5.91%, 11/22/2032 155 168
6.38%, 11/22/2052 155 172
Koninklijke Philips NV
5.00%, 03/15/2042 30 28

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Global Holdings SCA
4.25%, 03/30/2028 $ 160 $ 161
Medtronic Inc
4.38%, 03/15/2035 500 495
4.63%, 03/15/2045 286 265
Revvity Inc
1.90%, 09/15/2028 45 42
Stryker Corp
1.95%, 06/15/2030 600 546
4.38%, 05/15/2044 25 22
4.63%, 03/15/2046 100 91
4.70%, 02/10/2028 545 554
4.85%, 12/08/2028 135 138
5.20%, 02/10/2035 145 150
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 58
2.60%, 10/01/2029 145 138
2.80%, 10/15/2041 650 486
4.20%, 03/01/2031 120 120
4.79%, 10/07/2035 200 202
4.80%, 11/21/2027 155 158
5.09%, 08/10/2033 300 313
5.40%, 08/10/2043 150 153
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 410 371
$ 9,189
Healthcare - Services - 0 .76%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 299
Aetna Inc
6.75%, 12/15/2037 205 229
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 107
Centene Corp
3.38%, 02/15/2030 600 551
4.63%, 12/15/2029 815 788
Cigna Group/The
2.40%, 03/15/2030 391 363
3.20%, 03/15/2040 155 124
3.40%, 03/01/2027 300 298
3.40%, 03/15/2051 90 63
3.88%, 10/15/2047 55 43
4.38%, 10/15/2028 175 177
4.80%, 08/15/2038 445 431
4.88%, 09/15/2032 155 158
5.13%, 05/15/2031 265 274
5.25%, 01/15/2036 230 236
5.60%, 02/15/2054 275 271
6.00%, 01/15/2056 155 162
Elevance Health Inc
3.13%, 05/15/2050 75 50
3.60%, 03/15/2051 60 43
4.10%, 03/01/2028 255 255
4.38%, 12/01/2047 300 252
4.60%, 09/15/2032 270 270
4.65%, 01/15/2043 330 299
4.75%, 02/15/2030 135 138
4.75%, 02/15/2033 160 161
5.20%, 02/15/2035 205 210
5.38%, 06/15/2034 200 207
5.65%, 06/15/2054 130 128
5.70%, 02/15/2055 265 262
5.70%, 09/15/2055
(d)
175 174
6.10%, 10/15/2052 155 162
HCA Inc
2.38%, 07/15/2031 60 54
3.38%, 03/15/2029 135 132
3.50%, 09/01/2030 680 655
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc (continued)
3.50%, 07/15/2051 $ 260 $ 181
4.38%, 03/15/2042 65 56
4.50%, 02/15/2027 300 301
4.60%, 11/15/2032 170 170
5.00%, 03/01/2028 315 321
5.20%, 06/01/2028 160 164
5.45%, 04/01/2031 380 398
5.45%, 09/15/2034 210 218
5.50%, 03/01/2032 145 152
5.50%, 06/01/2033 160 168
5.50%, 06/15/2047 240 231
5.60%, 04/01/2034 130 136
5.70%, 11/15/2055 170 166
5.75%, 03/01/2035 220 232
5.95%, 09/15/2054 210 211
6.00%, 04/01/2054 200 203
Humana Inc
1.35%, 02/03/2027 180 174
2.15%, 02/03/2032 150 130
3.13%, 08/15/2029 325 312
4.95%, 10/01/2044 320 286
5.50%, 03/15/2053 160 148
5.55%, 05/01/2035 235 241
Kaiser Foundation Hospitals
4.15%, 05/01/2047 500 423
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 452
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/2055 300 250
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 192
Quest Diagnostics Inc
2.95%, 06/30/2030 155 147
4.60%, 12/15/2027 220 223
5.00%, 12/15/2034 225 229
UnitedHealth Group Inc
2.00%, 05/15/2030 200 183
2.30%, 05/15/2031 60 54
2.75%, 05/15/2040 155 118
2.88%, 08/15/2029 150 144
2.90%, 05/15/2050 155 101
3.05%, 05/15/2041 330 254
3.25%, 05/15/2051 435 300
3.45%, 01/15/2027 100 99
3.50%, 08/15/2039 125 106
3.70%, 05/15/2027 65 65
4.25%, 01/15/2029 175 176
4.25%, 04/15/2047 320 268
4.25%, 06/15/2048 110 92
4.40%, 06/15/2028 390 395
4.45%, 12/15/2048 95 82
4.60%, 04/15/2027 210 212
4.70%, 04/15/2029 105 107
4.75%, 07/15/2045 250 229
4.75%, 05/15/2052 155 137
4.80%, 01/15/2030 250 257
4.90%, 04/15/2031 210 216
4.95%, 01/15/2032 250 258
5.00%, 04/15/2034 210 215
5.15%, 07/15/2034 250 259
5.20%, 04/15/2063 320 294
5.30%, 06/15/2035 75 78
5.35%, 02/15/2033 200 210
5.50%, 07/15/2044 250 252
5.50%, 04/15/2064 210 202
5.63%, 07/15/2054 320 321
5.88%, 02/15/2053 310 320

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
5.95%, 06/15/2055 $ 40 $ 42
6.88%, 02/15/2038 200 233
$ 20,820
Home Builders - 0 .00%
DR Horton Inc
1.40%, 10/15/2027 150 143
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 246
Insurance - 0 .60%
Allstate Corp/The
1.45%, 12/15/2030 170 148
3.85%, 08/10/2049 200 156
5.25%, 03/30/2033 290 303
American International Group Inc
4.38%, 06/30/2050 100 84
4.75%, 04/01/2048 250 225
5.13%, 03/27/2033 105 108
5.45%, 05/07/2035 250 262
Aon Corp
2.80%, 05/15/2030 155 146
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 45
2.85%, 05/28/2027 65 64
2.90%, 08/23/2051 60 38
5.00%, 09/12/2032 260 268
5.35%, 02/28/2033 160 167
Aon North America Inc
5.13%, 03/01/2027 125 126
5.15%, 03/01/2029 190 196
5.45%, 03/01/2034 325 340
5.75%, 03/01/2054 135 137
Arch Capital Finance LLC
5.03%, 12/15/2046 45 43
Arthur J Gallagher & Co
4.60%, 12/15/2027 290 293
4.85%, 12/15/2029 220 225
5.15%, 02/15/2035 440 447
5.55%, 02/15/2055 220 214
Athene Holding Ltd
4.13%, 01/12/2028 300 299
6.25%, 04/01/2054 300 295
6.63%, 05/19/2055 155 161
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 55
2.85%, 10/15/2050 100 66
2.88%, 03/15/2032 250 235
3.85%, 03/15/2052 440 347
4.20%, 08/15/2048 270 230
4.25%, 01/15/2049 250 215
4.30%, 05/15/2043 235 212
5.75%, 01/15/2040 25 27
Brighthouse Financial Inc
4.70%, 06/22/2047 300 225
Brown & Brown Inc
4.90%, 06/23/2030 60 61
5.25%, 06/23/2032 155 159
5.55%, 06/23/2035 245 252
6.25%, 06/23/2055 205 215
Chubb Corp/The
6.00%, 05/11/2037 175 192
Chubb INA Holdings LLC
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 126
4.35%, 11/03/2045 200 177
4.65%, 08/15/2029 145 148
5.00%, 03/15/2034 215 221
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
CNA Financial Corp
2.05%, 08/15/2030 $ 160 $ 144
Corebridge Financial Inc
3.85%, 04/05/2029 180 177
3.90%, 04/05/2032 390 371
6.05%, 09/15/2033 160 170
Equitable Holdings Inc
4.35%, 04/20/2028 47 47
5.00%, 04/20/2048 312 283
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 195 127
Lincoln National Corp
6.30%, 10/09/2037 240 259
Markel Group Inc
3.45%, 05/07/2052 75 52
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 220 222
4.55%, 11/08/2027 140 142
4.85%, 11/15/2031 290 298
4.90%, 03/15/2049 110 101
5.00%, 03/15/2035 275 280
5.40%, 09/15/2033 160 169
5.40%, 03/15/2055 220 215
5.70%, 09/15/2053 160 164
6.25%, 11/01/2052 155 170
MetLife Inc
4.05%, 03/01/2045 250 209
4.13%, 08/13/2042 250 215
4.60%, 05/13/2046 195 177
4.88%, 11/13/2043 50 47
5.25%, 01/15/2054 240 232
5.30%, 12/15/2034 130 136
5.38%, 07/15/2033 160 169
5.70%, 06/15/2035 300 322
Progressive Corp/The
2.45%, 01/15/2027 250 246
3.70%, 03/15/2052 210 162
4.35%, 04/25/2044 30 27
4.95%, 06/15/2033 160 165
Prudential Financial Inc
2.10%, 03/10/2030 400 371
3.70%, 10/01/2050
(e)
160 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 595
5.20%, 03/14/2035 150 155
5.70%, 09/15/2048
(e)
270 273
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 61
4.00%, 05/30/2047 175 144
5.05%, 07/24/2035 230 235
5.45%, 05/25/2053 200 201
6.25%, 06/15/2037 250 280
W R Berkley Corp
4.00%, 05/12/2050 75 59
Willis North America Inc
2.95%, 09/15/2029 150 143
3.88%, 09/15/2049 140 106
5.35%, 05/15/2033 160 166
$ 16,409
Internet - 0 .66%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(d)
500 456
3.15%, 02/09/2051 200 140
3.40%, 12/06/2027
(d)
860 852
4.20%, 12/06/2047 200 171

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc
1.90%, 08/15/2040 $ 160 $ 111
3.88%, 11/15/2028 90 90
4.00%, 05/15/2030 630 634
4.10%, 11/15/2030 155 156
4.38%, 11/15/2032 155 157
4.70%, 11/15/2035 305 310
5.25%, 05/15/2055 355 353
5.30%, 05/15/2065 330 324
5.35%, 11/15/2045 155 158
5.45%, 11/15/2055 155 158
Amazon.com Inc
1.65%, 05/12/2028 400 381
2.10%, 05/12/2031 410 371
2.50%, 06/03/2050 285 176
2.88%, 05/12/2041 210 162
3.10%, 05/12/2051 210 145
3.15%, 08/22/2027 600 595
3.25%, 05/12/2061 400 265
3.30%, 04/13/2027 180 179
3.88%, 08/22/2037 300 279
3.90%, 11/20/2028 285 286
3.95%, 04/13/2052 540 434
4.05%, 08/22/2047 500 421
4.25%, 08/22/2057 350 290
4.35%, 03/20/2033 145 146
4.65%, 11/20/2035 145 146
4.70%, 12/01/2032 420 433
4.80%, 12/05/2034 250 259
4.95%, 12/05/2044 180 177
5.45%, 11/20/2055 145 146
5.55%, 11/20/2065 145 146
eBay Inc
2.60%, 05/10/2031 360 330
3.65%, 05/10/2051 400 298
4.00%, 07/15/2042 20 17
5.95%, 11/22/2027 155 161
Expedia Group Inc
2.95%, 03/15/2031 263 244
Meta Platforms Inc
3.85%, 08/15/2032 435 425
4.20%, 11/15/2030 675 680
4.30%, 08/15/2029 405 411
4.45%, 08/15/2052 425 358
4.60%, 11/15/2032 620 629
4.75%, 08/15/2034 310 315
4.80%, 05/15/2030 100 103
4.88%, 11/15/2035 325 328
4.95%, 05/15/2033 160 166
5.40%, 08/15/2054 310 301
5.50%, 11/15/2045 465 465
5.55%, 08/15/2064 355 343
5.60%, 05/15/2053 320 319
5.63%, 11/15/2055 465 464
5.75%, 11/15/2065 465 463
Netflix Inc
4.90%, 08/15/2034 380 394
5.88%, 11/15/2028 485 511
Uber Technologies Inc
4.15%, 01/15/2031 455 453
4.80%, 09/15/2035 390 390
$ 18,075
Investment Companies - 0 .03%
Ares Capital Corp
5.10%, 01/15/2031 155 153
5.50%, 09/01/2030 155 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Blackstone Private Credit Fund
5.05%, 09/10/2030 $ 460 $ 454
$ 763
Iron & Steel - 0 .05%
ArcelorMittal SA
6.00%, 06/17/2034
(d)
260 281
Nucor Corp
3.13%, 04/01/2032 65 61
4.30%, 05/23/2027 65 65
Steel Dynamics Inc
1.65%, 10/15/2027 65 62
5.38%, 08/15/2034 130 135
5.75%, 05/15/2055 150 152
Vale Overseas Ltd
6.13%, 06/12/2033 320 344
6.40%, 06/28/2054 280 289
$ 1,389
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 130 134
Marriott International Inc/MD
2.85%, 04/15/2031 510 473
5.00%, 10/15/2027 275 280
5.25%, 10/15/2035 55 56
5.35%, 03/15/2035 305 316
5.55%, 10/15/2028 315 327
$ 1,586
Machinery - Construction & Mining - 0 .08%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 120 115
3.95%, 11/14/2028 145 145
4.50%, 01/08/2027 135 136
4.70%, 11/15/2029 480 493
5.00%, 05/14/2027 130 132
Caterpillar Inc
2.60%, 04/09/2030 160 152
3.25%, 09/19/2049 145 105
3.80%, 08/15/2042 550 468
5.50%, 05/15/2055 305 313
$ 2,059
Machinery - Diversified - 0 .17%
Deere & Co
3.90%, 06/09/2042 200 174
5.45%, 01/16/2035 340 362
Dover Corp
5.38%, 03/01/2041 30 30
Ingersoll Rand Inc
5.20%, 06/15/2027 130 132
5.31%, 06/15/2031 130 137
John Deere Capital Corp
1.50%, 03/06/2028 260 247
2.00%, 06/17/2031 55 49
2.35%, 03/08/2027 65 64
2.80%, 07/18/2029 115 111
4.15%, 09/15/2027 155 156
4.35%, 09/15/2032 345 348
4.50%, 01/08/2027 135 136
4.55%, 06/05/2030 305 311
4.65%, 01/07/2028 355 361
4.85%, 06/11/2029 215 221
4.90%, 06/11/2027 215 219
4.90%, 03/07/2031 125 129
4.95%, 07/14/2028 160 164
5.10%, 04/11/2034 300 313
Otis Worldwide Corp
2.57%, 02/15/2030 155 145
3.36%, 02/15/2050 455 326
5.13%, 09/04/2035 155 158

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Rockwell Automation Inc
1.75%, 08/15/2031 $ 40 $ 35
2.80%, 08/15/2061 60 36
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 304
$ 4,668
Media - 0 .58%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 112
2.30%, 02/01/2032 250 215
2.80%, 04/01/2031 110 99
3.50%, 06/01/2041 515 367
3.70%, 04/01/2051 110 71
3.85%, 04/01/2061 335 205
3.90%, 06/01/2052 210 138
4.40%, 12/01/2061 180 120
4.80%, 03/01/2050 600 461
5.38%, 04/01/2038 50 46
5.38%, 05/01/2047 240 201
5.75%, 04/01/2048 280 245
6.38%, 10/23/2035 275 284
6.48%, 10/23/2045 395 378
6.55%, 06/01/2034 380 401
6.70%, 12/01/2055 130 127
Comcast Corp
1.50%, 02/15/2031
(d)
410 357
2.35%, 01/15/2027 155 152
2.45%, 08/15/2052 160 87
2.65%, 02/01/2030 115 108
2.65%, 08/15/2062 160 82
2.89%, 11/01/2051 465 281
2.94%, 11/01/2056 390 226
2.99%, 11/01/2063 409 228
3.15%, 02/15/2028 250 246
3.25%, 11/01/2039 230 183
3.45%, 02/01/2050 250 172
3.55%, 05/01/2028 685 679
3.75%, 04/01/2040 300 251
3.90%, 03/01/2038 160 141
3.97%, 11/01/2047 105 81
4.00%, 03/01/2048 210 162
4.15%, 10/15/2028 250 251
4.40%, 08/15/2035 245 236
4.55%, 01/15/2029 520 527
4.70%, 10/15/2048 300 255
4.80%, 05/15/2033 365 369
4.95%, 05/15/2032 155 159
5.10%, 06/01/2029 345 357
5.30%, 06/01/2034 345 356
5.35%, 05/15/2053 250 230
5.50%, 11/15/2032 325 345
5.65%, 06/15/2035
(d)
250 263
5.65%, 06/01/2054 295 283
6.05%, 05/15/2055 155 157
Discovery Communications LLC
5.20%, 09/20/2047 3 2
Fox Corp
5.48%, 01/25/2039 110 111
5.58%, 01/25/2049 320 312
6.50%, 10/13/2033 410 454
Paramount Global
4.38%, 03/15/2043 400 301
4.85%, 07/01/2042 300 241
7.88%, 07/30/2030 30 33
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
4.50%, 09/15/2042 $ 170 $ 133
5.50%, 09/01/2041 250 222
5.88%, 11/15/2040 260 242
6.55%, 05/01/2037 360 368
7.30%, 07/01/2038 60 64
Walt Disney Co/The
2.00%, 09/01/2029 350 327
2.20%, 01/13/2028 110 107
2.65%, 01/13/2031 475 445
2.75%, 09/01/2049 300 195
3.50%, 05/13/2040 155 131
3.60%, 01/13/2051 305 232
4.70%, 03/23/2050 220 201
4.95%, 10/15/2045 325 309
6.40%, 12/15/2035 369 421
6.65%, 11/15/2037 250 289
$ 15,857
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 164
Mining - 0 .19%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 438
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 149
4.90%, 02/28/2033 160 164
5.00%, 02/21/2030 285 295
5.00%, 02/15/2036 155 158
5.00%, 09/30/2043 500 481
5.25%, 09/08/2030 160 167
5.50%, 09/08/2053 160 162
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 200
5.25%, 09/01/2029 700 711
Newmont Corp
2.60%, 07/15/2032 170 155
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 33
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 98
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 236
4.88%, 03/14/2030 430 443
5.00%, 03/09/2033 160 165
5.25%, 03/14/2035 350 363
5.75%, 03/14/2055 180 186
Southern Copper Corp
5.25%, 11/08/2042 200 192
5.88%, 04/23/2045 110 114
7.50%, 07/27/2035 240 285
$ 5,195
Miscellaneous Manufacturers - 0 .08%
3M Co
2.38%, 08/26/2029 250 236
3.25%, 08/26/2049 100 70
5.15%, 03/15/2035 295 305
Eaton Corp
4.15%, 03/15/2033 300 297
4.15%, 11/02/2042 95 84
Parker-Hannifin Corp
4.20%, 11/21/2034 225 221
4.25%, 09/15/2027 435 438
4.50%, 09/15/2029 435 442
Teledyne Technologies Inc
2.25%, 04/01/2028 60 58
$ 2,151

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0 .84%
BP Capital Markets America Inc
1.75%, 08/10/2030 $ 205 $ 184
2.72%, 01/12/2032 230 210
2.94%, 06/04/2051 425 277
3.00%, 02/24/2050 155 103
3.00%, 03/17/2052 135 89
3.06%, 06/17/2041 115 89
3.54%, 04/06/2027 215 214
3.59%, 04/14/2027 200 199
4.70%, 04/10/2029 270 276
4.81%, 02/13/2033 160 163
4.89%, 09/11/2033 160 164
4.97%, 10/17/2029 200 206
4.99%, 04/10/2034 135 139
5.02%, 11/17/2027 410 418
5.23%, 11/17/2034 200 208
BP Capital Markets PLC
3.28%, 09/19/2027 115 114
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 266
5.00%, 12/15/2029 295 302
6.25%, 03/15/2038 300 322
Cenovus Energy Inc
6.75%, 11/15/2039 40 45
Chevron Corp
2.00%, 05/11/2027 155 151
Chevron USA Inc
2.34%, 08/12/2050 160 95
4.05%, 08/13/2028 155 156
4.30%, 10/15/2030 270 273
4.41%, 02/26/2027 150 151
4.69%, 04/15/2030 150 154
4.82%, 04/15/2032 320 330
4.85%, 10/15/2035 155 158
ConocoPhillips Co
3.80%, 03/15/2052 345 259
4.03%, 03/15/2062 290 216
4.30%, 11/15/2044 200 172
4.70%, 01/15/2030 210 215
5.00%, 01/15/2035 220 225
5.05%, 09/15/2033 215 223
5.50%, 01/15/2055 220 215
5.55%, 03/15/2054 155 152
Devon Energy Corp
5.00%, 06/15/2045 75 66
5.20%, 09/15/2034 305 306
5.60%, 07/15/2041 380 371
5.75%, 09/15/2054 205 191
Diamondback Energy Inc
3.25%, 12/01/2026 110 109
5.15%, 01/30/2030 295 304
5.20%, 04/18/2027 55 56
5.40%, 04/18/2034 500 514
5.75%, 04/18/2054 350 337
EOG Resources Inc
4.40%, 07/15/2028 75 76
4.40%, 01/15/2031 145 146
5.35%, 01/15/2036 155 161
5.65%, 12/01/2054 210 210
5.95%, 07/15/2055 205 213
Equinor ASA
2.38%, 05/22/2030 250 233
3.00%, 04/06/2027 155 154
3.25%, 11/18/2049 445 321
3.63%, 04/06/2040 155 133
4.25%, 06/02/2028 300 303
4.25%, 11/23/2041 400 362
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp
2.44%, 08/16/2029 $ 100 $ 96
2.61%, 10/15/2030 500 469
3.00%, 08/16/2039 80 65
3.10%, 08/16/2049 500 350
3.45%, 04/15/2051 230 169
3.57%, 03/06/2045 340 271
4.23%, 03/19/2040 315 293
Hess Corp
4.30%, 04/01/2027 300 301
7.13%, 03/15/2033 21 25
7.30%, 08/15/2031 109 126
Marathon Petroleum Corp
5.00%, 09/15/2054 200 170
Occidental Petroleum Corp
5.00%, 08/01/2027 175 178
5.20%, 08/01/2029 375 384
5.38%, 01/01/2032 175 179
6.05%, 10/01/2054 230 224
6.45%, 09/15/2036 395 422
6.63%, 09/01/2030 320 345
Phillips 66
2.15%, 12/15/2030 110 99
4.65%, 11/15/2034 285 281
4.88%, 11/15/2044 350 311
5.88%, 05/01/2042 30 30
Phillips 66 Co
4.90%, 10/01/2046 270 236
4.95%, 12/01/2027 160 163
5.25%, 06/15/2031 205 214
5.50%, 03/15/2055 135 126
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 145
2.15%, 01/15/2031 55 50
Shell Finance US Inc
3.25%, 04/06/2050 350 248
4.00%, 05/10/2046 360 298
4.13%, 11/06/2030 125 126
4.13%, 05/11/2035 130 126
4.38%, 05/11/2045 325 285
4.55%, 08/12/2043 340 309
4.75%, 01/06/2036 155 156
Shell International Finance BV
2.88%, 11/26/2041 120 89
3.88%, 11/13/2028 300 300
6.38%, 12/15/2038 400 447
Suncor Energy Inc
3.75%, 03/04/2051 60 43
4.00%, 11/15/2047 100 77
6.80%, 05/15/2038 77 86
6.85%, 06/01/2039 73 82
TotalEnergies Capital International SA
2.83%, 01/10/2030 250 239
2.99%, 06/29/2041 115 88
3.13%, 05/29/2050 265 181
3.39%, 06/29/2060 115 77
TotalEnergies Capital SA
5.15%, 04/05/2034 235 246
5.28%, 09/10/2054 135 130
5.43%, 09/10/2064 335 322
5.49%, 04/05/2054 235 232
Valero Energy Corp
2.80%, 12/01/2031 365 334
4.00%, 06/01/2052 525 394
6.63%, 06/15/2037 60 67
7.50%, 04/15/2032 60 69

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Woodside Finance Ltd
5.40%, 05/19/2030 $ 155 $ 160
6.00%, 05/19/2035 305 320
$ 22,952
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 59
3.14%, 11/07/2029 150 145
3.34%, 12/15/2027 135 134
Halliburton Co
4.50%, 11/15/2041 400 354
5.00%, 11/15/2045 230 210
7.45%, 09/15/2039 386 462
NOV Inc
3.60%, 12/01/2029 150 146
$ 1,510
Packaging & Containers - 0 .06%
Amcor Flexibles North America Inc
4.80%, 03/17/2028 175 177
5.10%, 03/17/2030 90 92
Packaging Corp of America
3.00%, 12/15/2029 500 479
3.05%, 10/01/2051 200 132
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 280 290
WRKCo Inc
3.00%, 06/15/2033 80 72
4.20%, 06/01/2032 500 488
$ 1,730
Pharmaceuticals - 1 .35%
AbbVie Inc
3.20%, 11/21/2029 820 795
4.05%, 11/21/2039 375 339
4.25%, 11/14/2028 140 141
4.25%, 11/21/2049 490 414
4.40%, 11/06/2042 225 204
4.45%, 05/14/2046 270 240
4.50%, 05/14/2035 300 298
4.55%, 03/15/2035 170 169
4.80%, 03/15/2027 255 258
4.80%, 03/15/2029 455 467
4.85%, 06/15/2044 225 212
4.88%, 11/14/2048 440 410
4.95%, 03/15/2031 190 197
5.05%, 03/15/2034 270 280
5.20%, 03/15/2035 145 151
5.40%, 03/15/2054 150 150
5.60%, 03/15/2055 145 149
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 100
2.25%, 05/28/2031 60 55
4.80%, 02/26/2027 130 132
4.85%, 02/26/2029 130 134
4.88%, 03/03/2028 285 292
4.88%, 03/03/2033 400 415
4.90%, 02/26/2031 130 135
AstraZeneca PLC
1.38%, 08/06/2030 350 312
3.00%, 05/28/2051 45 31
4.38%, 08/17/2048 60 53
6.45%, 09/15/2037 330 381
Becton Dickinson & Co
1.96%, 02/11/2031 60 53
3.70%, 06/06/2027 600 597
3.79%, 05/20/2050 710 542
4.67%, 06/06/2047 355 314
4.69%, 12/15/2044 59 53
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Becton Dickinson & Co (continued)
5.08%, 06/07/2029 $ 235 $ 242
Bristol-Myers Squibb Co
1.13%, 11/13/2027 120 114
1.45%, 11/13/2030 65 58
2.55%, 11/13/2050 65 39
2.95%, 03/15/2032 200 186
3.55%, 03/15/2042 200 164
3.70%, 03/15/2052 250 189
4.13%, 06/15/2039 195 180
4.25%, 10/26/2049 360 301
4.35%, 11/15/2047 210 182
4.55%, 02/20/2048 171 151
5.20%, 02/22/2034 465 488
5.50%, 02/22/2044 130 132
5.55%, 02/22/2054 300 303
5.75%, 02/01/2031 140 150
Cardinal Health Inc
3.41%, 06/15/2027 400 396
4.50%, 09/15/2030 155 157
CVS Health Corp
1.30%, 08/21/2027 160 153
1.75%, 08/21/2030 160 142
1.88%, 02/28/2031 55 48
3.25%, 08/15/2029 740 715
4.30%, 03/25/2028 500 501
4.78%, 03/25/2038 905 860
5.00%, 09/15/2032 250 256
5.05%, 03/25/2048 725 650
5.13%, 07/20/2045 430 394
5.25%, 02/21/2033 160 166
5.30%, 06/01/2033 160 166
5.55%, 06/01/2031 130 137
5.70%, 06/01/2034 130 137
5.88%, 06/01/2053 320 316
6.25%, 09/15/2065 205 210
Eli Lilly & Co
2.50%, 09/15/2060 155 87
4.00%, 10/15/2028 435 438
4.15%, 03/15/2059 320 259
4.50%, 02/09/2027 130 131
4.50%, 02/09/2029 130 133
4.55%, 02/12/2028 545 555
4.55%, 10/15/2032 155 158
4.60%, 08/14/2034 400 405
4.70%, 02/09/2034 130 133
4.75%, 02/12/2030 275 283
4.88%, 02/27/2053 120 113
5.00%, 02/09/2054 130 124
5.05%, 08/14/2054 400 383
5.60%, 02/12/2065 285 293
5.65%, 10/15/2065 130 135
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 140 140
4.50%, 04/15/2030 150 153
4.88%, 04/15/2035 75 77
6.38%, 05/15/2038 380 432
Johnson & Johnson
2.10%, 09/01/2040 115 82
3.70%, 03/01/2046 290 239
4.50%, 03/01/2027 215 217
4.55%, 03/01/2028 400 407
4.80%, 06/01/2029 520 538
4.90%, 06/01/2031 520 545
4.95%, 06/01/2034 260 275
5.95%, 08/15/2037 75 84
McKesson Corp
4.65%, 05/30/2030 325 331

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc
1.45%, 06/24/2030 $ 200 $ 179
1.70%, 06/10/2027 155 150
1.90%, 12/10/2028 70 66
2.35%, 06/24/2040 135 99
2.75%, 12/10/2051 310 197
2.90%, 12/10/2061 420 252
3.70%, 02/10/2045 600 487
3.85%, 09/15/2027 155 155
4.15%, 09/15/2030 155 156
4.15%, 05/18/2043 325 286
4.50%, 05/17/2033 300 305
4.95%, 09/15/2035 155 159
5.00%, 05/17/2053 320 303
Novartis Capital Corp
2.75%, 08/14/2050 155 102
3.80%, 09/18/2029 300 299
4.10%, 11/05/2030 155 156
4.20%, 09/18/2034 300 296
4.30%, 11/05/2032 155 155
4.40%, 05/06/2044 250 227
4.60%, 11/05/2035 155 155
4.70%, 09/18/2054 300 274
5.20%, 11/05/2045 155 155
Pfizer Inc
1.75%, 08/18/2031 245 217
2.55%, 05/28/2040 800 596
4.00%, 12/15/2036 45 43
4.20%, 11/15/2030 155 156
4.20%, 09/15/2048 80 68
4.30%, 06/15/2043 225 200
4.40%, 05/15/2044 75 68
4.50%, 11/15/2032 145 146
5.60%, 11/15/2055 145 147
5.70%, 11/15/2065 145 146
7.20%, 03/15/2039 60 73
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 780 789
4.65%, 05/19/2030 320 328
4.75%, 05/19/2033 400 408
5.11%, 05/19/2043 320 312
5.30%, 05/19/2053 570 552
5.34%, 05/19/2063 370 351
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 641
3.18%, 07/09/2050 645 441
5.30%, 07/05/2034 260 270
Takeda US Financing Inc
5.90%, 07/07/2055 300 312
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 253
Viatris Inc
2.30%, 06/22/2027 115 111
2.70%, 06/22/2030 155 141
3.85%, 06/22/2040 335 256
4.00%, 06/22/2050 305 205
Wyeth LLC
5.95%, 04/01/2037 410 447
Zoetis Inc
2.00%, 05/15/2030 85 78
3.00%, 05/15/2050 40 27
4.15%, 08/17/2028 245 246
4.70%, 02/01/2043 250 232
$ 36,779
Pipelines - 0 .92%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 293
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Energy Partners LP
5.55%, 10/30/2035
(g)
$ 320 $ 329
5.75%, 08/15/2034 255 267
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 563
Enbridge Inc
2.50%, 08/01/2033 465 400
3.13%, 11/15/2029 150 144
3.40%, 08/01/2051 45 31
4.25%, 12/01/2026 75 75
4.60%, 06/20/2028 260 263
5.30%, 04/05/2029 195 201
5.55%, 06/20/2035 230 239
5.70%, 03/08/2033 160 169
5.95%, 04/05/2054 320 330
6.70%, 11/15/2053 215 240
Energy Transfer LP
3.75%, 05/15/2030 365 356
4.90%, 03/15/2035 200 196
5.25%, 04/15/2029 200 206
5.30%, 04/15/2047 500 451
5.35%, 05/15/2045 220 202
5.55%, 05/15/2034 205 212
5.70%, 04/01/2035 535 556
5.75%, 02/15/2033 155 164
6.05%, 09/01/2054 275 269
6.10%, 12/01/2028 320 336
6.25%, 04/15/2049 155 156
6.40%, 12/01/2030 320 347
6.50%, 02/01/2042 370 393
Enterprise Products Operating LLC
3.13%, 07/31/2029 350 340
3.30%, 02/15/2053 80 55
4.25%, 02/15/2048 250 209
4.30%, 06/20/2028 105 106
4.45%, 02/15/2043 350 313
4.60%, 01/15/2031 155 157
4.85%, 01/31/2034 135 137
4.85%, 03/15/2044 385 358
4.95%, 02/15/2035 220 224
5.20%, 01/15/2036 190 195
5.55%, 02/16/2055 220 218
6.45%, 09/01/2040 490 552
6.88%, 03/01/2033 39 45
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 18
5.00%, 03/01/2043 275 254
Kinder Morgan Inc
2.00%, 02/15/2031 130 116
3.25%, 08/01/2050 130 87
3.60%, 02/15/2051 320 228
5.00%, 02/01/2029 335 343
5.05%, 02/15/2046 30 27
5.10%, 08/01/2029 150 154
5.20%, 06/01/2033 310 320
5.40%, 02/01/2034 335 347
5.55%, 06/01/2045 600 586
5.85%, 06/01/2035 290 308
5.95%, 08/01/2054 210 213
MPLX LP
4.13%, 03/01/2027 425 425
4.25%, 12/01/2027 300 301
4.50%, 04/15/2038 200 184
4.80%, 02/15/2031 155 157
5.00%, 01/15/2033 155 156
5.00%, 03/01/2033 160 162
5.50%, 06/01/2034 200 205
5.50%, 02/15/2049 605 561

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP (continued)
5.95%, 04/01/2055 $ 150 $ 147
6.20%, 09/15/2055 65 66
ONEOK Inc
3.40%, 09/01/2029 350 338
4.25%, 09/24/2027 350 351
4.75%, 10/15/2031 335 337
5.40%, 10/15/2035 220 223
5.70%, 11/01/2054 285 269
5.85%, 11/01/2064 285 272
6.05%, 09/01/2033 315 336
6.25%, 10/15/2055 240 244
6.63%, 09/01/2053 155 164
Plains All American Pipeline LP
5.95%, 06/15/2035 210 220
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 471
4.70%, 06/15/2044 330 284
5.60%, 01/15/2036 155 157
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 370 371
5.00%, 03/15/2027 375 377
Targa Resources Corp
4.90%, 09/15/2030 150 153
5.20%, 07/01/2027 220 224
5.40%, 07/30/2036 145 146
5.65%, 02/15/2036 150 155
6.13%, 03/15/2033 160 172
6.13%, 05/15/2055 405 407
6.15%, 03/01/2029 145 153
6.50%, 03/30/2034 215 236
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 301
Western Midstream Operating LP
5.45%, 11/15/2034 290 292
6.15%, 04/01/2033 230 244
Williams Cos Inc/The
2.60%, 03/15/2031 160 146
3.50%, 10/15/2051 60 43
3.75%, 06/15/2027 195 194
4.63%, 06/30/2030 170 172
4.85%, 03/01/2048 350 312
4.90%, 03/15/2029 135 138
5.10%, 09/15/2045 120 112
5.30%, 08/15/2028 250 258
5.30%, 09/30/2035 170 174
5.30%, 08/15/2052 65 61
5.65%, 03/15/2033 160 169
6.00%, 03/15/2055 310 320
6.30%, 04/15/2040 430 469
$ 25,127
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 60 55
3.50%, 03/30/2051 150 105
3.90%, 01/25/2028 350 348
5.33%, 01/15/2036 155 156
5.68%, 01/15/2035 130 135
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 250 174
$ 973
Regional Authority - 0 .28%
Province of Alberta Canada
1.30%, 07/22/2030 275 247
3.30%, 03/15/2028 170 169
4.30%, 11/02/2035 300 299
4.50%, 06/26/2029 250 257
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of British Columbia Canada
1.30%, 01/29/2031 $ 160 $ 141
3.90%, 08/27/2030 405 407
4.20%, 07/06/2033 315 316
4.70%, 01/24/2028 430 439
4.75%, 06/12/2034 250 258
4.80%, 11/15/2028 200 206
4.80%, 06/11/2035 300 310
Province of Manitoba Canada
1.50%, 10/25/2028 85 80
4.30%, 07/27/2033 160 161
Province of Ontario Canada
1.13%, 10/07/2030 300 265
2.13%, 01/21/2032 340 306
3.10%, 05/19/2027 285 282
3.70%, 09/17/2029 265 265
3.90%, 09/04/2030 155 156
4.20%, 01/18/2029 360 366
4.45%, 11/20/2035 145 146
4.70%, 01/15/2030 305 316
4.85%, 06/11/2035 300 312
Province of Quebec Canada
1.35%, 05/28/2030 340 306
3.63%, 04/13/2028 320 320
4.25%, 09/05/2034 405 404
4.50%, 04/03/2029
(d)
450 462
4.50%, 09/08/2033 160 164
4.63%, 08/28/2035 330 337
7.50%, 09/15/2029 36 41
$ 7,738
REITs - 0 .75%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 197
2.75%, 12/15/2029 70 66
2.95%, 03/15/2034 65 56
3.00%, 05/18/2051 100 62
3.55%, 03/15/2052 300 204
4.00%, 02/01/2050 70 52
4.90%, 12/15/2030
(d)
80 81
5.15%, 04/15/2053 160 141
American Homes 4 Rent LP
4.95%, 06/15/2030 305 312
American Tower Corp
1.88%, 10/15/2030 175 156
2.90%, 01/15/2030 155 147
2.95%, 01/15/2051 60 39
3.65%, 03/15/2027 515 512
3.70%, 10/15/2049 300 225
3.95%, 03/15/2029 200 198
5.25%, 07/15/2028 160 164
5.35%, 03/15/2035 155 160
5.65%, 03/15/2033 160 169
5.90%, 11/15/2033 160 172
AvalonBay Communities Inc
1.90%, 12/01/2028 60 57
2.05%, 01/15/2032 60 53
2.30%, 03/01/2030 390 362
4.35%, 12/01/2030
(i)
145 146
5.00%, 02/15/2033 155 159
5.00%, 08/01/2035 150 152
5.35%, 06/01/2034 130 136
Boston Properties LP
2.55%, 04/01/2032 245 214
2.90%, 03/15/2030 300 281
COPT Defense Properties LP
2.75%, 04/15/2031 60 55

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc
2.50%, 07/15/2031 $ 60 $ 54
2.90%, 04/01/2041 360 264
3.10%, 11/15/2029 125 119
3.25%, 01/15/2051 115 77
3.80%, 02/15/2028 430 426
4.00%, 11/15/2049 95 72
4.90%, 09/01/2029 145 147
5.00%, 01/11/2028 160 162
5.10%, 05/01/2033 350 355
CubeSmart LP
2.00%, 02/15/2031 110 97
2.25%, 12/15/2028 60 57
5.13%, 11/01/2035 215 216
Digital Realty Trust LP
5.55%, 01/15/2028 345 355
Equinix Inc
1.80%, 07/15/2027 155 149
2.50%, 05/15/2031 460 417
3.20%, 11/18/2029 330 317
3.40%, 02/15/2052 60 42
ERP Operating LP
4.65%, 09/15/2034 350 349
Essex Portfolio LP
1.70%, 03/01/2028 60 57
3.00%, 01/15/2030 140 133
4.00%, 03/01/2029 434 431
5.50%, 04/01/2034 135 141
Extra Space Storage LP
2.20%, 10/15/2030 75 68
2.40%, 10/15/2031 155 138
4.95%, 01/15/2033 155 157
5.40%, 02/01/2034 135 139
5.40%, 06/15/2035 200 206
5.50%, 07/01/2030 160 167
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 136
5.25%, 02/15/2033 155 156
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 132
Healthpeak OP LLC
2.13%, 12/01/2028 210 198
3.00%, 01/15/2030 350 332
5.25%, 12/15/2032 280 289
Kilroy Realty LP
2.50%, 11/15/2032 160 134
Kimco Realty OP LLC
2.25%, 12/01/2031 60 53
2.70%, 10/01/2030 160 149
3.70%, 10/01/2049 30 23
4.60%, 02/01/2033 165 165
5.30%, 02/01/2036 155 160
6.40%, 03/01/2034 180 200
Mid-America Apartments LP
1.70%, 02/15/2031 250 220
5.30%, 02/15/2032 130 136
NNN REIT Inc
3.60%, 12/15/2026 300 298
4.60%, 02/15/2031 155 156
Prologis LP
1.25%, 10/15/2030 160 140
1.75%, 07/01/2030 155 139
2.25%, 01/15/2032 60 53
2.88%, 11/15/2029 75 72
4.00%, 09/15/2028 200 200
4.63%, 01/15/2033 300 304
4.88%, 06/15/2028 160 164
5.25%, 05/15/2035 155 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Prologis LP (continued)
5.25%, 03/15/2054 $ 330 $ 319
Public Storage Operating Co
1.85%, 05/01/2028 115 110
2.25%, 11/09/2031 190 170
5.00%, 07/01/2035
(d)
155 158
5.10%, 08/01/2033 160 167
5.13%, 01/15/2029
(d)
160 166
Realty Income Corp
2.10%, 03/15/2028 60 58
2.20%, 06/15/2028 65 62
3.10%, 12/15/2029 300 289
3.25%, 01/15/2031 160 152
4.50%, 02/01/2033 160 159
4.75%, 02/15/2029 135 138
4.85%, 03/15/2030 160 165
4.90%, 07/15/2033 160 163
5.38%, 09/01/2054 305 299
Simon Property Group LP
1.75%, 02/01/2028 280 268
2.65%, 02/01/2032 385 348
4.38%, 10/01/2030 155 156
4.75%, 09/26/2034 305 305
4.75%, 03/15/2042 164 153
UDR Inc
2.10%, 08/01/2032 100 86
3.20%, 01/15/2030 145 139
Ventas Realty LP
3.00%, 01/15/2030 250 238
5.10%, 07/15/2032 155 159
5.63%, 07/01/2034 130 136
VICI Properties LP
4.75%, 04/01/2028 75 76
5.13%, 11/15/2031 440 446
Welltower OP LLC
2.75%, 01/15/2032 285 260
4.13%, 03/15/2029 300 301
4.50%, 07/01/2030 155 157
5.13%, 07/01/2035 155 159
WP Carey Inc
2.40%, 02/01/2031 65 59
4.65%, 07/15/2030 155 157
$ 20,388
Retail - 0 .62%
AutoZone Inc
1.65%, 01/15/2031 160 140
3.75%, 06/01/2027 200 199
3.75%, 04/18/2029 200 197
5.10%, 07/15/2029 260 268
Costco Wholesale Corp
1.38%, 06/20/2027 125 121
Dollar Tree Inc
4.20%, 05/15/2028 130 130
Home Depot Inc/The
0.90%, 03/15/2028 55 52
1.88%, 09/15/2031 260 229
2.38%, 03/15/2051 55 32
2.75%, 09/15/2051 60 38
2.88%, 04/15/2027 65 64
2.95%, 06/15/2029 500 484
3.13%, 12/15/2049 235 163
3.95%, 09/15/2030 155 155
4.20%, 04/01/2043 300 264
4.25%, 04/01/2046 430 371
4.40%, 03/15/2045 300 266
4.85%, 06/25/2031 150 155
4.88%, 06/25/2027 130 132
4.90%, 04/15/2029 135 139

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The (continued)
4.95%, 06/25/2034 $ 260 $ 268
4.95%, 09/15/2052 85 79
5.30%, 06/25/2054 330 323
5.40%, 09/15/2040 250 260
5.88%, 12/16/2036 400 437
Lowe's Cos Inc
1.30%, 04/15/2028 130 122
1.70%, 10/15/2030 130 115
3.10%, 05/03/2027 500 494
3.65%, 04/05/2029 135 133
3.70%, 04/15/2046 170 130
3.75%, 04/01/2032 215 207
4.00%, 10/15/2028 240 240
4.05%, 05/03/2047 300 241
4.25%, 04/01/2052 540 433
4.55%, 04/05/2049 135 116
4.85%, 10/15/2035 320 319
5.00%, 04/15/2033 130 134
5.00%, 04/15/2040 155 152
5.63%, 04/15/2053 380 376
5.75%, 07/01/2053 160 161
McDonald's Corp
2.63%, 09/01/2029 140 133
3.50%, 07/01/2027 250 248
3.70%, 02/15/2042 300 248
4.45%, 03/01/2047 500 434
4.60%, 05/15/2030 320 326
4.95%, 08/14/2033 175 182
5.00%, 02/13/2036 155 157
5.15%, 09/09/2052 255 241
6.30%, 03/01/2038 200 224
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 66
4.35%, 06/01/2028 300 303
Starbucks Corp
2.00%, 03/12/2027 290 283
3.00%, 02/14/2032
(d)
345 319
3.75%, 12/01/2047 370 283
4.30%, 06/15/2045 225 192
4.45%, 08/15/2049 220 186
4.80%, 05/15/2030 170 174
4.80%, 02/15/2033 120 122
Target Corp
1.95%, 01/15/2027 280 274
2.35%, 02/15/2030 250 234
2.95%, 01/15/2052 325 211
4.50%, 09/15/2032
(d)
340 344
4.50%, 09/15/2034 305 302
4.80%, 01/15/2053 160 145
TJX Cos Inc/The
1.15%, 05/15/2028 65 61
1.60%, 05/15/2031 65 57
Walmart Inc
1.50%, 09/22/2028 300 283
1.80%, 09/22/2031 135 121
2.50%, 09/22/2041 135 99
2.65%, 09/22/2051 105 68
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 195 184
4.00%, 04/15/2030 275 278
4.00%, 04/11/2043 250 220
4.05%, 06/29/2048 300 255
4.10%, 04/28/2027 155 156
4.10%, 04/15/2033 275 276
4.15%, 09/09/2032 200 203
4.50%, 09/09/2052 300 270
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc (continued)
4.90%, 04/28/2035 $ 230 $ 239
$ 16,790
Semiconductors - 0 .69%
Analog Devices Inc
2.10%, 10/01/2031 290 258
2.80%, 10/01/2041 60 45
3.50%, 12/05/2026 250 249
4.25%, 06/15/2028 160 161
4.50%, 06/15/2030 160 163
5.30%, 04/01/2054 125 123
Applied Materials Inc
4.35%, 04/01/2047 200 176
4.60%, 01/15/2036 160 159
4.80%, 06/15/2029 305 313
5.10%, 10/01/2035 250 260
Broadcom Inc
3.14%, 11/15/2035
(g)
363 318
3.19%, 11/15/2036
(g)
280 242
3.42%, 04/15/2033 452 423
3.47%, 04/15/2034 415 383
3.50%, 02/15/2041 250 208
3.75%, 02/15/2051 570 443
4.15%, 02/15/2028 135 136
4.15%, 11/15/2030 310 310
4.20%, 10/15/2030 340 341
4.30%, 11/15/2032 300 298
4.35%, 02/15/2030 210 212
4.55%, 02/15/2032 75 76
4.60%, 07/15/2030 230 234
4.75%, 04/15/2029 355 363
4.80%, 02/15/2036 280 281
5.15%, 11/15/2031 235 245
5.20%, 04/15/2032 285 298
5.20%, 07/15/2035 430 448
Intel Corp
2.00%, 08/12/2031 60 53
2.45%, 11/15/2029 200 187
3.05%, 08/12/2051 60 38
3.15%, 05/11/2027 150 148
3.20%, 08/12/2061 60 35
3.25%, 11/15/2049 250 164
3.73%, 12/08/2047 345 252
3.75%, 03/25/2027 155 154
3.75%, 08/05/2027 65 64
4.00%, 08/05/2029 585 580
4.10%, 05/19/2046 250 196
4.15%, 08/05/2032 300 291
4.60%, 03/25/2040 155 140
5.20%, 02/10/2033
(d)
300 308
5.60%, 02/21/2054 200 191
5.63%, 02/10/2043 300 295
5.70%, 02/10/2053 385 369
KLA Corp
4.70%, 02/01/2034 135 136
4.95%, 07/15/2052 240 223
Lam Research Corp
2.88%, 06/15/2050 500 333
Marvell Technology Inc
2.45%, 04/15/2028 115 111
4.75%, 07/15/2030 150 152
5.45%, 07/15/2035 115 119
Micron Technology Inc
2.70%, 04/15/2032 90 81
4.66%, 02/15/2030 300 304
5.30%, 01/15/2031 80 83
5.80%, 01/15/2035 290 307
6.05%, 11/01/2035 355 381

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NVIDIA Corp
1.55%, 06/15/2028 $ 60 $ 57
3.50%, 04/01/2040 600 517
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 104
3.13%, 02/15/2042 265 196
3.15%, 05/01/2027 80 79
3.25%, 05/11/2041 60 46
4.30%, 08/19/2028 155 155
4.40%, 06/01/2027 480 482
QUALCOMM Inc
1.65%, 05/20/2032 500 429
3.25%, 05/20/2027 500 496
4.30%, 05/20/2047 350 300
4.50%, 05/20/2030 155 158
4.50%, 05/20/2052 165 142
4.80%, 05/20/2045 260 242
6.00%, 05/20/2053 155 166
Texas Instruments Inc
1.75%, 05/04/2030 400 364
4.15%, 05/15/2048 365 307
4.50%, 05/23/2030 155 158
4.60%, 02/15/2028 250 254
4.60%, 02/08/2029 225 230
4.90%, 03/14/2033 160 166
5.00%, 03/14/2053 160 150
5.15%, 02/08/2054 130 125
TSMC Arizona Corp
3.88%, 04/22/2027 590 590
$ 18,774
Software - 0 .69%
Adobe Inc
4.95%, 01/17/2030 535 554
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 511
3.10%, 03/01/2041 55 41
5.10%, 07/15/2032 275 282
Fiserv Inc
3.50%, 07/01/2029 600 581
4.40%, 07/01/2049 590 470
4.75%, 03/15/2030 140 141
5.15%, 08/12/2034 70 70
5.25%, 08/11/2035 155 155
5.35%, 03/15/2031 125 128
5.45%, 03/02/2028 240 245
5.63%, 08/21/2033 155 160
Intuit Inc
1.35%, 07/15/2027 160 154
5.13%, 09/15/2028 160 165
5.50%, 09/15/2053 220 221
Microsoft Corp
1.35%, 09/15/2030 80 72
2.50%, 09/15/2050 160 101
2.53%, 06/01/2050 611 386
2.68%, 06/01/2060 549 327
2.92%, 03/17/2052 726 494
3.30%, 02/06/2027 140 139
3.45%, 08/08/2036 250 232
3.70%, 08/08/2046 500 412
Oracle Corp
2.30%, 03/25/2028 115 110
2.80%, 04/01/2027 155 152
2.88%, 03/25/2031 305 277
2.95%, 04/01/2030 655 609
3.25%, 11/15/2027 500 490
3.60%, 04/01/2040 355 274
3.60%, 04/01/2050 700 463
3.65%, 03/25/2041 325 247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp (continued)
3.80%, 11/15/2037 $ 250 $ 208
3.90%, 05/15/2035 130 115
3.95%, 03/25/2051 115 80
4.00%, 07/15/2046 500 365
4.00%, 11/15/2047 75 55
4.10%, 03/25/2061 60 40
4.20%, 09/27/2029 135 133
4.30%, 07/08/2034 75 69
4.38%, 05/15/2055 150 110
4.45%, 09/26/2030 305 301
4.50%, 07/08/2044 50 40
4.65%, 05/06/2030 530 528
4.70%, 09/27/2034 290 275
4.80%, 09/26/2032 165 162
5.20%, 09/26/2035 325 318
5.25%, 02/03/2032 285 288
5.38%, 09/27/2054 135 115
5.50%, 09/27/2064 135 114
5.55%, 02/06/2053 305 267
5.88%, 09/26/2045 325 306
5.95%, 09/26/2055 455 426
6.00%, 08/03/2055 285 265
6.13%, 07/08/2039 60 61
6.13%, 08/03/2065 285 266
6.15%, 11/09/2029 180 189
6.25%, 11/09/2032 360 382
6.90%, 11/09/2052 360 374
Roper Technologies Inc
1.40%, 09/15/2027 860 821
2.95%, 09/15/2029 400 383
4.25%, 09/15/2028 155 156
4.75%, 02/15/2032 80 81
4.90%, 10/15/2034 80 80
5.10%, 09/15/2035 155 157
Salesforce Inc
1.95%, 07/15/2031 60 54
2.70%, 07/15/2041 265 195
2.90%, 07/15/2051 400 260
Synopsys Inc
4.65%, 04/01/2028 300 304
4.85%, 04/01/2030 325 332
5.15%, 04/01/2035 300 307
5.70%, 04/01/2055 205 205
Take-Two Interactive Software Inc
4.95%, 03/28/2028 360 367
VMware LLC
1.80%, 08/15/2028 685 646
2.20%, 08/15/2031 115 102
$ 18,965
Sovereign - 1 .43%
Canada Government International Bond
3.75%, 04/26/2028 505 508
4.00%, 03/18/2030 335 340
4.63%, 04/30/2029
(d)
450 465
Chile Government International Bond
2.45%, 01/31/2031 500 457
2.55%, 01/27/2032 400 358
2.75%, 01/31/2027 250 245
3.10%, 05/07/2041 400 310
3.24%, 02/06/2028 300 294
3.50%, 04/15/2053 200 146
3.86%, 06/21/2047 400 324
4.00%, 01/31/2052 200 161
4.95%, 01/05/2036 265 268

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Export Development Canada
3.75%, 09/07/2027 $ 265 $ 266
3.88%, 02/14/2028 315 317
4.00%, 06/20/2030 300 305
4.13%, 02/13/2029 265 269
4.75%, 06/05/2034 250 263
Export-Import Bank of Korea
1.38%, 02/09/2031 200 177
3.75%, 09/22/2030 300 298
4.00%, 09/11/2029 265 266
4.25%, 09/15/2027 200 202
4.50%, 09/15/2032 200 205
4.63%, 01/14/2028 200 203
5.13%, 09/18/2028 200 207
5.25%, 01/14/2035 200 215
Indonesia Government International Bond
2.15%, 07/28/2031 200 177
2.85%, 02/14/2030 200 189
3.05%, 03/12/2051 200 135
3.50%, 01/11/2028 250 247
3.70%, 10/30/2049 200 154
4.20%, 10/15/2050 400 332
4.30%, 04/16/2031 200 200
4.35%, 01/11/2048 200 174
4.55%, 01/11/2028 200 201
4.65%, 09/20/2032 200 202
4.75%, 02/11/2029 300 305
4.75%, 09/10/2034 200 200
4.90%, 04/16/2036 200 200
5.15%, 09/10/2054
(d)
200 196
5.65%, 01/11/2053 200 205
Israel Government International Bond
3.88%, 07/03/2050 200 148
4.13%, 01/17/2048 200 158
4.50%, 01/17/2033 200 196
4.50%, 01/30/2043 200 178
5.38%, 02/19/2030 200 207
5.50%, 03/12/2034 400 416
5.75%, 03/12/2054 400 390
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 176
1.88%, 04/15/2031 400 362
2.13%, 02/16/2029 200 190
2.88%, 07/21/2027 330 326
3.88%, 07/03/2028 200 201
4.63%, 07/22/2027 230 233
4.63%, 07/19/2028 200 205
4.63%, 04/17/2034 200 207
4.88%, 10/18/2028 300 309
Japan International Cooperation Agency
4.25%, 05/22/2030 200 204
4.75%, 05/21/2029 400 413
Korea International Bond
1.00%, 09/16/2030 200 177
3.63%, 10/29/2030 400 399
3.88%, 09/20/2048 250 215
Mexico Government International Bond
2.66%, 05/24/2031 500 446
3.25%, 04/16/2030 200 189
3.50%, 02/12/2034 400 345
3.75%, 01/11/2028 225 223
3.75%, 04/19/2071 200 120
3.77%, 05/24/2061 200 125
4.50%, 04/22/2029 400 401
4.60%, 01/23/2046 200 160
4.60%, 02/10/2048 300 235
4.75%, 03/08/2044 250 207
5.38%, 03/22/2033 300 299
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond (continued)
5.55%, 01/21/2045 $ 360 $ 335
5.63%, 09/22/2035 300 297
5.75%, 10/12/2110 100 86
5.85%, 07/02/2032 250 257
6.00%, 05/07/2036 400 407
6.05%, 01/11/2040 700 697
6.34%, 05/04/2053 500 483
6.35%, 02/09/2035 200 211
6.40%, 05/07/2054 275 268
6.75%, 09/27/2034 350 382
6.88%, 05/13/2037 480 515
7.38%, 05/13/2055 480 526
Panama Government International Bond
2.25%, 09/29/2032 200 163
3.16%, 01/23/2030 300 279
3.30%, 01/19/2033 500 434
3.88%, 03/17/2028 300 294
4.30%, 04/29/2053 200 148
4.50%, 04/16/2050 200 152
6.70%, 01/26/2036 600 636
6.85%, 03/28/2054 200 206
Peruvian Government International Bond
1.86%, 12/01/2032 60 50
2.78%, 01/23/2031 270 250
2.78%, 12/01/2060 310 174
3.30%, 03/11/2041 300 234
3.55%, 03/10/2051 60 43
5.50%, 03/30/2036 305 313
5.63%, 11/18/2050 300 297
5.88%, 08/08/2054 330 332
6.55%, 03/14/2037 400 446
8.75%, 11/21/2033 180 227
Philippine Government International Bond
2.65%, 12/10/2045 200 134
3.00%, 02/01/2028 300 294
3.20%, 07/06/2046 400 291
3.70%, 03/01/2041 400 338
3.70%, 02/02/2042 250 208
4.75%, 03/05/2035 265 266
5.00%, 07/17/2033 400 411
5.17%, 10/13/2027 250 255
5.50%, 02/04/2035 225 239
5.50%, 01/17/2048 200 203
5.60%, 05/14/2049 200 204
5.61%, 04/13/2033 250 266
7.75%, 01/14/2031 190 221
Republic of Italy Government International Bond
2.88%, 10/17/2029 300 288
3.88%, 05/06/2051 400 301
5.38%, 06/15/2033 205 219
Republic of Poland Government International Bond
4.88%, 02/12/2030 325 336
4.88%, 10/04/2033 320 326
5.13%, 09/18/2034 450 463
5.50%, 03/18/2054 575 561
State of Israel
2.50%, 01/15/2030 200 186
3.38%, 01/15/2050 200 137
Svensk Exportkredit AB
3.75%, 09/13/2027 265 266
3.75%, 05/08/2028 345 346
3.75%, 07/29/2030 310 311
4.13%, 06/14/2028 320 324
Tennessee Valley Authority
3.50%, 12/15/2042 200 170
3.88%, 03/15/2028 275 277
4.25%, 09/15/2065 115 96

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority (continued)
4.63%, 09/15/2060 $ 200 $ 182
4.88%, 05/15/2035 450 470
5.25%, 09/15/2039 250 269
5.38%, 04/01/2056 196 204
5.88%, 04/01/2036 325 369
Uruguay Government International Bond
4.13%, 11/20/2045 136 120
4.38%, 10/27/2027 133 133
4.98%, 04/20/2055 300 276
5.10%, 06/18/2050 300 286
5.44%, 02/14/2037 415 433
5.75%, 10/28/2034 330 352
7.63%, 03/21/2036 500 606
$ 39,025
Supranational Bank - 1 .32%
African Development Bank
3.50%, 09/18/2029 265 264
3.88%, 06/12/2028 150 151
4.00%, 03/18/2030 290 294
4.13%, 02/25/2027 260 261
4.38%, 03/14/2028 320 326
4.63%, 01/04/2027 190 192
Asian Development Bank
1.50%, 01/20/2027 425 415
1.50%, 03/04/2031 115 103
1.75%, 09/19/2029 300 280
1.88%, 03/15/2029 135 128
2.75%, 01/19/2028 130 128
3.13%, 08/20/2027 450 447
3.13%, 04/27/2032 135 130
3.63%, 08/28/2029 395 395
3.75%, 04/25/2028 445 447
3.75%, 08/28/2030 385 386
3.88%, 09/28/2032 450 451
3.88%, 06/14/2033 320 319
4.00%, 01/12/2033 160 161
4.13%, 01/12/2027 275 276
4.13%, 05/30/2030 470 479
4.38%, 01/14/2028 540 549
4.38%, 03/06/2029 325 333
4.38%, 03/22/2035 450 462
4.50%, 08/25/2028 380 390
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
3.63%, 09/15/2028 310 311
3.75%, 09/14/2027 255 256
4.13%, 01/18/2029 270 274
4.50%, 01/16/2030 280 289
4.50%, 05/21/2035 345 357
Council Of Europe Development Bank
3.63%, 01/26/2028 315 315
3.63%, 05/08/2028 345 346
4.50%, 01/15/2030 210 217
4.63%, 06/11/2027 125 127
European Bank for Reconstruction & Development
4.13%, 01/25/2029 435 442
4.38%, 03/09/2028 255 259
European Investment Bank
1.25%, 02/14/2031 255 226
1.63%, 05/13/2031 60 54
3.25%, 11/15/2027 400 398
3.63%, 07/15/2030 520 520
3.75%, 11/15/2029 510 513
3.75%, 02/14/2033 615 611
3.88%, 03/15/2028 500 504
3.88%, 06/15/2028 650 656
3.88%, 10/15/2030
(d)
435 439
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank (continued)
4.00%, 02/15/2029 $ 1,100 $ 1,115
4.13%, 02/13/2034 265 268
4.25%, 08/16/2032 455 466
4.38%, 03/19/2027 375 378
4.38%, 10/10/2031 550 568
4.50%, 03/14/2030 570 590
4.63%, 02/12/2035 455 476
4.75%, 06/15/2029 400 415
Inter-American Development Bank
1.13%, 07/20/2028 515 484
1.13%, 01/13/2031 420 370
1.50%, 01/13/2027 425 415
3.13%, 09/18/2028 300 297
3.50%, 09/14/2029 300 299
3.50%, 04/12/2033 320 312
3.75%, 06/14/2030 305 306
4.00%, 01/12/2028 310 313
4.13%, 02/15/2029 265 269
4.38%, 02/01/2027 275 277
4.38%, 07/17/2034 250 257
4.38%, 07/16/2035 355 363
4.38%, 01/24/2044 50 48
4.50%, 02/15/2030 480 496
4.50%, 09/13/2033 320 332
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 500 473
0.75%, 08/26/2030 515 450
1.25%, 02/10/2031 615 544
1.38%, 04/20/2028 365 347
1.63%, 11/03/2031 495 439
1.75%, 10/23/2029 750 700
2.50%, 03/29/2032 620 575
3.13%, 06/15/2027 500 496
3.50%, 07/12/2028 480 479
3.50%, 10/28/2030 640 635
3.63%, 05/05/2028 405 406
3.88%, 10/16/2029 270 273
3.88%, 02/14/2030 315 318
3.88%, 08/28/2034 330 327
4.00%, 07/25/2030 435 441
4.00%, 01/10/2031 275 279
4.00%, 05/06/2032 230 232
4.13%, 03/20/2030 605 617
4.38%, 08/27/2035 480 491
4.50%, 04/10/2031 375 389
4.63%, 08/01/2028 480 493
4.63%, 01/15/2032 280 292
4.75%, 11/14/2033 280 296
International Finance Corp
3.88%, 07/02/2030 300 303
4.25%, 07/02/2029 250 256
4.38%, 01/15/2027 395 398
4.50%, 01/21/2028 355 362
Nordic Investment Bank
3.75%, 08/28/2028 200 201
3.75%, 05/09/2030 345 347
4.25%, 02/28/2029 200 204
$ 36,099
Telecommunications - 1 .07%
America Movil SAB de CV
2.88%, 05/07/2030 600 566
3.63%, 04/22/2029 400 393
4.38%, 04/22/2049 200 171
6.13%, 03/30/2040 380 411

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc
1.65%, 02/01/2028 $ 200 $ 190
2.25%, 02/01/2032 145 128
2.30%, 06/01/2027 750 731
2.75%, 06/01/2031 600 553
3.10%, 02/01/2043 145 108
3.50%, 06/01/2041 640 510
3.50%, 09/15/2053 802 552
3.55%, 09/15/2055 885 606
3.65%, 06/01/2051 355 255
3.65%, 09/15/2059 999 681
4.25%, 03/01/2027 300 301
4.30%, 12/15/2042 250 215
4.35%, 03/01/2029 700 704
4.35%, 06/15/2045 300 253
4.50%, 05/15/2035 350 340
4.50%, 03/09/2048 500 422
4.90%, 11/01/2035 240 239
5.38%, 08/15/2035 155 160
5.40%, 02/15/2034 320 334
5.55%, 11/01/2045 415 408
6.05%, 08/15/2056 205 211
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 130 133
Cisco Systems Inc
4.75%, 02/24/2030 145 149
4.80%, 02/26/2027 265 268
4.85%, 02/26/2029 265 272
4.95%, 02/24/2032 460 478
5.05%, 02/26/2034 440 457
5.30%, 02/26/2054 265 260
5.50%, 01/15/2040 310 327
5.90%, 02/15/2039 170 186
Juniper Networks Inc
2.00%, 12/10/2030 55 49
Motorola Solutions Inc
4.85%, 08/15/2030 155 158
5.20%, 08/15/2032 155 160
Orange SA
5.38%, 01/13/2042 30 30
Rogers Communications Inc
3.20%, 03/15/2027 130 128
3.80%, 03/15/2032 265 251
5.00%, 02/15/2029 130 133
7.50%, 08/15/2038 250 292
Sprint Capital Corp
6.88%, 11/15/2028 320 345
Telefonica Emisiones SA
4.10%, 03/08/2027 325 325
5.21%, 03/08/2047 550 491
7.05%, 06/20/2036 305 344
T-Mobile USA Inc
2.05%, 02/15/2028 190 182
2.25%, 11/15/2031 150 133
2.40%, 03/15/2029 25 24
2.55%, 02/15/2031 600 550
3.00%, 02/15/2041 150 113
3.30%, 02/15/2051 355 243
3.38%, 04/15/2029 265 258
3.40%, 10/15/2052 235 162
3.75%, 04/15/2027 315 314
3.88%, 04/15/2030 365 359
4.20%, 10/01/2029 135 135
4.38%, 04/15/2040 345 314
4.50%, 04/15/2050 300 252
4.80%, 07/15/2028 160 163
4.95%, 03/15/2028 95 97
4.95%, 11/15/2035 140 141
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc (continued)
5.05%, 07/15/2033 $ 425 $ 436
5.13%, 05/15/2032 305 316
5.15%, 04/15/2034 305 314
5.20%, 01/15/2033 160 166
5.25%, 06/15/2055 135 126
5.50%, 01/15/2055 135 130
5.65%, 01/15/2053 360 356
5.70%, 01/15/2056 155 154
5.75%, 01/15/2034 160 171
5.75%, 01/15/2054 160 160
6.00%, 06/15/2054 160 166
Verizon Communications Inc
1.50%, 09/18/2030 180 159
1.75%, 01/20/2031 135 119
2.10%, 03/22/2028 175 168
2.36%, 03/15/2032 580 513
2.55%, 03/21/2031 315 288
2.65%, 11/20/2040 750 545
2.88%, 11/20/2050 505 320
2.99%, 10/30/2056 89 54
3.00%, 11/20/2060 65 39
3.40%, 03/22/2041 715 566
3.55%, 03/22/2051 815 592
3.70%, 03/22/2061 480 334
3.85%, 11/01/2042 90 73
4.02%, 12/03/2029 400 397
4.13%, 03/16/2027 600 601
4.33%, 09/21/2028 510 514
4.40%, 11/01/2034 300 291
4.50%, 08/10/2033 300 297
4.67%, 03/15/2055 345 294
4.75%, 01/15/2033 145 146
4.81%, 03/15/2039 75 72
4.86%, 08/21/2046 300 271
5.00%, 01/15/2036 90 90
5.25%, 04/02/2035 425 436
5.75%, 11/30/2045 285 287
5.88%, 11/30/2055 225 227
6.00%, 11/30/2065 145 147
Vodafone Group PLC
5.63%, 02/10/2053 160 155
5.75%, 06/28/2054 330 325
5.88%, 06/28/2064 205 203
6.15%, 02/27/2037 86 94
$ 29,230
Transportation - 0 .47%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 406
3.55%, 02/15/2050 155 116
4.15%, 04/01/2045 200 171
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 34
5.20%, 04/15/2054 160 154
5.40%, 06/01/2041 360 369
5.50%, 03/15/2055 330 331
5.80%, 03/15/2056 155 162
Canadian National Railway Co
3.65%, 02/03/2048 300 233
3.85%, 08/05/2032 200 194
4.38%, 09/18/2034 305 301
4.75%, 11/12/2035 145 146
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 142
3.10%, 12/02/2051 450 304
4.80%, 03/30/2030 405 416
6.13%, 09/15/2115 75 77

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
2.40%, 02/15/2030 $ 60 $ 56
3.35%, 09/15/2049 60 43
3.80%, 03/01/2028 75 75
3.80%, 04/15/2050 700 544
4.30%, 03/01/2048 200 170
4.50%, 11/15/2052 160 139
4.90%, 03/15/2055 335 307
5.05%, 06/15/2035 155 159
5.20%, 11/15/2033 160 168
FedEx Corp
3.10%, 08/05/2029 800 770
3.88%, 08/01/2042 30 24
4.55%, 04/01/2046 535 451
5.10%, 01/15/2044 295 271
Norfolk Southern Corp
2.30%, 05/15/2031 60 55
2.55%, 11/01/2029 150 142
2.90%, 08/25/2051 60 39
3.94%, 11/01/2047 192 155
4.05%, 08/15/2052 200 159
4.45%, 03/01/2033 160 160
4.55%, 06/01/2053 455 393
4.84%, 10/01/2041 180 172
5.35%, 08/01/2054 125 122
Ryder System Inc
2.90%, 12/01/2026 150 148
4.30%, 06/15/2027 20 20
4.95%, 09/01/2029 290 297
Union Pacific Corp
2.38%, 05/20/2031 385 354
2.80%, 02/14/2032 110 101
2.89%, 04/06/2036 140 119
2.97%, 09/16/2062 90 54
3.20%, 05/20/2041 60 47
3.38%, 02/14/2042 65 52
3.80%, 10/01/2051 310 239
3.80%, 04/06/2071 590 416
3.84%, 03/20/2060 220 163
4.00%, 04/15/2047 250 205
4.50%, 01/20/2033 130 132
4.95%, 09/09/2052 130 121
5.60%, 12/01/2054 145 147
United Parcel Service Inc
2.50%, 09/01/2029 125 119
3.40%, 09/01/2049 180 130
4.65%, 10/15/2030 155 159
4.88%, 03/03/2033 410 425
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 383
5.15%, 05/22/2034 130 136
5.50%, 05/22/2054 130 129
5.95%, 05/14/2055 205 216
6.20%, 01/15/2038 200 223
$ 12,721
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 115 101
5.50%, 06/15/2035 315 326
6.05%, 06/05/2054 170 174
$ 601
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 360 326
3.25%, 06/01/2051 300 208
3.75%, 09/01/2047 340 265
4.45%, 06/01/2032 130 131
5.70%, 09/01/2055 70 71
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
American Water Capital Corp (continued)
6.59%, 10/15/2037 $ 13 $ 15
Essential Utilities Inc
2.40%, 05/01/2031 180 162
5.25%, 08/15/2035 155 159
5.30%, 05/01/2052 65 61
5.38%, 01/15/2034 135 140
$ 1,538
TOTAL BONDS $ 749,865
MUNICIPAL BONDS - 0 .11%
Principal
Amount (000's) Value (000's)
California - 0 .03%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 188
6.91%, 10/01/2050 125 145
California State University
2.98%, 11/01/2051 155 106
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 22
State of California
3.50%, 04/01/2028 115 115
7.30%, 10/01/2039 300 354
$ 951
Georgia - 0 .01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 145 159
Illinois - 0 .03%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 277 312
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 32
State of Illinois
5.10%, 06/01/2033 611 627
$ 971
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 262
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 164
$ 426
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 215
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 50
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 29
State of Texas
4.68%, 04/01/2040 160 155
$ 184
Wisconsin - 0 .00%
State of Wisconsin (credit support from Assured
Guaranty )
5.70%, 05/01/2026
(j)
75 75
TOTAL MUNICIPAL BONDS $ 3,031

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .59%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .22%
2.00%, 09/01/2031 $ 43 $ 41
2.00%, 12/01/2031 49 46
2.50%, 01/01/2031 84 81
2.50%, 02/01/2031 84 81
2.50%, 12/01/2031 155 150
2.50%, 01/01/2032 165 159
2.50%, 03/01/2032 51 49
2.50%, 11/01/2036 38 36
3.00%, 11/01/2028 42 41
3.00%, 04/01/2029 40 40
3.00%, 09/01/2029 41 40
3.00%, 10/01/2029 62 61
3.00%, 11/01/2029 29 29
3.00%, 01/01/2030 26 26
3.00%, 11/01/2030 30 30
3.00%, 03/01/2031 19 19
3.00%, 05/01/2032 101 98
3.00%, 03/01/2033 35 34
3.00%, 04/01/2033 16 16
3.00%, 09/01/2036 31 30
3.00%, 09/01/2036 57 55
3.00%, 02/01/2037 61 59
3.00%, 10/01/2042 134 125
3.00%, 11/01/2042 212 197
3.00%, 02/01/2043 209 195
3.00%, 08/01/2043 269 250
3.00%, 09/01/2043 57 53
3.00%, 10/01/2043 45 42
3.00%, 01/01/2045 53 48
3.00%, 06/01/2046 105 96
3.00%, 10/01/2046 66 60
3.00%, 02/01/2047 113 104
3.50%, 12/01/2031 62 62
3.50%, 05/01/2034 24 23
3.50%, 11/01/2034 30 29
3.50%, 01/01/2035 65 63
3.50%, 04/01/2037 25 24
3.50%, 06/01/2042 171 164
3.50%, 02/01/2045 34 33
3.50%, 03/01/2045 90 86
3.50%, 06/01/2045 98 93
3.50%, 06/01/2046 120 114
4.00%, 12/01/2030 5 5
4.00%, 11/01/2033 44 44
4.00%, 07/01/2034 32 32
4.00%, 04/01/2038 62 61
4.00%, 12/01/2040 73 72
4.00%, 02/01/2044 61 60
4.00%, 04/01/2044 70 68
4.00%, 07/01/2044 89 87
4.00%, 09/01/2044 30 29
4.00%, 11/01/2044 107 104
4.00%, 01/01/2045 95 93
4.00%, 08/01/2045 132 128
4.00%, 12/01/2045 22 22
4.00%, 02/01/2046 35 34
4.00%, 05/01/2046 81 79
4.50%, 10/01/2030 23 23
4.50%, 05/01/2031 3 3
4.50%, 05/01/2049 1,464 1,460
5.50%, 06/01/2034 37 38
5.50%, 07/01/2038 43 45
5.50%, 07/01/2038 35 37
5.50%, 12/01/2038 75 78
5.50%, 10/01/2039 123 125
5.50%, 06/01/2041 47 49
6.00%, 04/01/2038 220 232
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 11/01/2038 $ 44 $ 46
$ 6,136
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .94%
1.50%, 12/01/2035 1,715 1,556
1.50%, 03/01/2036 978 885
1.50%, 05/01/2036 3,454 3,123
1.50%, 05/01/2036 1,057 960
1.50%, 11/01/2036 755 684
1.50%, 12/01/2036 1,933 1,748
1.50%, 05/01/2037 682 615
1.50%, 11/01/2050 689 538
1.50%, 01/01/2051 3,352 2,602
1.50%, 06/01/2051 1,563 1,218
2.00%, 09/01/2029 61 59
2.00%, 05/01/2030 26 26
2.00%, 12/01/2031 67 64
2.00%, 02/01/2032 45 43
2.00%, 02/01/2036 2,649 2,463
2.00%, 02/01/2036 1,191 1,104
2.00%, 03/01/2036 2,124 1,975
2.00%, 04/01/2036 4,833 4,498
2.00%, 09/01/2036 2,684 2,488
2.00%, 02/01/2037 5,502 5,103
2.00%, 11/01/2041 5,520 4,858
2.00%, 05/01/2042 2,395 2,102
2.00%, 12/01/2050 13,134 10,770
2.00%, 02/01/2051 6,046 4,947
2.00%, 02/01/2051 6,858 5,623
2.00%, 02/01/2051 1,900 1,574
2.00%, 03/01/2051 3,839 3,147
2.00%, 04/01/2051 10,204 8,491
2.00%, 04/01/2051 2,005 1,671
2.00%, 04/01/2051 6,924 5,751
2.00%, 04/01/2051 4,654 3,873
2.00%, 05/01/2051 4,858 3,981
2.00%, 06/01/2051 1,816 1,488
2.00%, 07/01/2051 7,163 5,870
2.00%, 10/01/2051 3,488 2,868
2.00%, 11/01/2051 5,243 4,294
2.00%, 11/01/2051 1,496 1,245
2.00%, 12/01/2051 2,401 1,994
2.00%, 12/01/2051 4,936 4,099
2.00%, 12/01/2051 2,975 2,446
2.00%, 01/01/2052 4,215 3,451
2.00%, 01/01/2052 1,891 1,567
2.00%, 01/01/2052 10,337 8,602
2.00%, 02/01/2052 2,591 2,123
2.00%, 03/01/2052 4,165 3,454
2.00%, 04/01/2052 9,507 7,895
2.00%, 04/01/2052 1,148 957
2.00%, 04/01/2052 1,873 1,563
2.00%, 08/01/2052 1,523 1,247
2.00%, 12/01/2053 1,990 1,630
2.50%, 01/01/2028 17 17
2.50%, 11/01/2028 58 57
2.50%, 09/01/2029 45 43
2.50%, 05/01/2030 58 57
2.50%, 08/01/2030 86 83
2.50%, 03/01/2031 69 66
2.50%, 11/01/2031 162 156
2.50%, 12/01/2031 30 29
2.50%, 01/01/2032 45 44
2.50%, 03/01/2032 54 52
2.50%, 07/01/2033 5 5
2.50%, 02/01/2035 828 791
2.50%, 06/01/2035 1,781 1,690
2.50%, 10/01/2036 16 15

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 10/01/2036 $ 38 $ 36
2.50%, 12/01/2036 50 47
2.50%, 01/01/2037 2,141 2,029
2.50%, 04/01/2037 967 921
2.50%, 04/01/2042 3,702 3,296
2.50%, 01/01/2043 45 41
2.50%, 05/01/2043 69 63
2.50%, 10/01/2043 56 51
2.50%, 08/01/2046 37 32
2.50%, 12/01/2046 97 85
2.50%, 12/01/2046 61 53
2.50%, 10/01/2050 567 489
2.50%, 11/01/2050 540 468
2.50%, 02/01/2051 1,896 1,643
2.50%, 02/01/2051 5,128 4,471
2.50%, 04/01/2051 2,818 2,416
2.50%, 07/01/2051 520 446
2.50%, 07/01/2051 1,049 910
2.50%, 10/01/2051 4,269 3,657
2.50%, 11/01/2051 5,092 4,426
2.50%, 11/01/2051 2,234 1,942
2.50%, 01/01/2052 1,518 1,312
2.50%, 02/01/2052 2,455 2,102
2.50%, 02/01/2052 1,840 1,597
2.50%, 02/01/2052 1,870 1,619
2.50%, 02/01/2052 4,823 4,131
2.50%, 02/01/2052 9,743 8,428
2.50%, 03/01/2052 1,769 1,511
2.50%, 03/01/2052 1,909 1,650
2.50%, 03/01/2052 9,431 8,152
2.50%, 04/01/2052 6,672 5,707
2.50%, 04/01/2052 6,773 5,853
2.50%, 04/01/2052 9,156 7,913
2.50%, 04/01/2052 1,269 1,087
2.50%, 05/01/2052 2,652 2,289
2.50%, 10/01/2053 2,331 1,997
3.00%, 04/01/2027 8 8
3.00%, 01/01/2029 15 15
3.00%, 02/01/2029 18 18
3.00%, 12/01/2029 16 15
3.00%, 12/01/2029 13 13
3.00%, 01/01/2030 83 82
3.00%, 01/01/2030 101 100
3.00%, 06/01/2030 53 52
3.00%, 09/01/2030 23 22
3.00%, 10/01/2030 97 95
3.00%, 11/01/2030 89 88
3.00%, 12/01/2030 20 20
3.00%, 03/01/2031 64 63
3.00%, 04/01/2031 21 21
3.00%, 09/01/2031 107 105
3.00%, 12/01/2031 47 46
3.00%, 01/01/2033 14 14
3.00%, 04/01/2033 15 14
3.00%, 08/01/2034 139 136
3.00%, 05/01/2035 160 154
3.00%, 09/01/2035 1,000 964
3.00%, 05/01/2037 2,462 2,392
3.00%, 06/01/2040 327 307
3.00%, 04/01/2043 101 93
3.00%, 05/01/2043 235 218
3.00%, 05/01/2043 73 68
3.00%, 05/01/2043 47 44
3.00%, 07/01/2043 244 226
3.00%, 07/01/2043 48 44
3.00%, 08/01/2043 258 240
3.00%, 10/01/2043 146 135
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2043 $ 67 $ 62
3.00%, 01/01/2045 328 304
3.00%, 05/01/2046 43 40
3.00%, 10/01/2046 285 260
3.00%, 10/01/2049 1,369 1,234
3.00%, 11/01/2049 1,156 1,047
3.00%, 11/01/2049 1,597 1,437
3.00%, 03/01/2050 2,552 2,304
3.00%, 10/01/2050 2,507 2,248
3.00%, 07/01/2051 9,881 8,916
3.00%, 11/01/2051 461 412
3.00%, 02/01/2052 1,889 1,713
3.00%, 03/01/2052 381 344
3.00%, 03/01/2052 5,898 5,293
3.00%, 03/01/2052 1,632 1,453
3.00%, 04/01/2052 1,605 1,456
3.00%, 05/01/2052 2,580 2,332
3.00%, 05/01/2052 5,002 4,460
3.00%, 06/01/2052 6,536 5,866
3.50%, 12/01/2026 8 8
3.50%, 03/01/2029 41 40
3.50%, 09/01/2029 35 34
3.50%, 11/01/2030 38 38
3.50%, 04/01/2032 6 6
3.50%, 07/01/2032 5 5
3.50%, 09/01/2032 5 5
3.50%, 12/01/2032 701 694
3.50%, 10/01/2033 4 4
3.50%, 05/01/2034 20 20
3.50%, 06/01/2034 14 14
3.50%, 07/01/2034 86 84
3.50%, 10/01/2034 22 22
3.50%, 02/01/2036 25 25
3.50%, 02/01/2037 20 19
3.50%, 05/01/2037 27 27
3.50%, 05/01/2037 1,224 1,205
3.50%, 03/01/2041 11 10
3.50%, 03/01/2042 25 24
3.50%, 06/01/2042 147 140
3.50%, 07/01/2042 24 23
3.50%, 04/01/2043 198 189
3.50%, 05/01/2043 133 127
3.50%, 08/01/2043 142 135
3.50%, 01/01/2044 48 46
3.50%, 01/01/2044 603 576
3.50%, 10/01/2044 74 70
3.50%, 12/01/2044 130 123
3.50%, 11/01/2045 95 90
3.50%, 12/01/2045 117 111
3.50%, 12/01/2045 12 11
3.50%, 01/01/2046 145 137
3.50%, 03/01/2046 35 33
3.50%, 12/01/2046 107 101
3.50%, 01/01/2048 700 659
3.50%, 08/01/2049 776 726
3.50%, 11/01/2049 1,457 1,376
3.50%, 12/01/2049 1,092 1,037
3.50%, 01/01/2050 5,403 5,052
3.50%, 01/01/2052 4,508 4,210
3.50%, 06/01/2052 796 746
3.50%, 06/01/2052 1,231 1,143
3.50%, 07/01/2052 810 751
3.50%, 07/01/2052 8,939 8,403
3.50%, 08/01/2052 3,238 3,032
3.50%, 10/01/2052 2,441 2,262
4.00%, 04/01/2029 1 2
4.00%, 12/01/2030 3 3

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 03/01/2031 $ 13 $ 13
4.00%, 11/01/2031 4 4
4.00%, 11/01/2033 78 77
4.00%, 10/01/2034 45 45
4.00%, 02/01/2036 79 78
4.00%, 01/01/2037 26 26
4.00%, 10/01/2037 500 494
4.00%, 10/01/2037 37 36
4.00%, 03/01/2038 13 13
4.00%, 07/01/2038 50 50
4.00%, 12/01/2038 35 35
4.00%, 01/01/2039 46 46
4.00%, 01/01/2041 31 31
4.00%, 02/01/2041 11 11
4.00%, 12/01/2041 49 48
4.00%, 06/01/2042 82 81
4.00%, 06/01/2042 48 48
4.00%, 07/01/2042 250 245
4.00%, 12/01/2042 88 86
4.00%, 09/01/2044 41 39
4.00%, 11/01/2044 38 37
4.00%, 10/01/2049 1,400 1,354
4.00%, 11/01/2049 578 560
4.00%, 04/01/2050 1,131 1,093
4.00%, 05/01/2052 4,118 4,000
4.00%, 07/01/2052 1,040 997
4.00%, 08/01/2052 6,142 5,887
4.00%, 08/01/2052 2,641 2,531
4.00%, 09/01/2052 3,333 3,194
4.00%, 10/01/2052 1,028 989
4.00%, 01/01/2053 4,821 4,669
4.00%, 05/01/2053 1,947 1,871
4.00%, 07/01/2053 1,189 1,139
4.50%, 06/01/2029 3 3
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 2 2
4.50%, 01/01/2034 10 11
4.50%, 01/01/2040 679 679
4.50%, 08/01/2052 2,069 2,035
4.50%, 10/01/2052 3,110 3,061
4.50%, 10/01/2052 4,604 4,566
4.50%, 05/01/2053 4,534 4,488
4.50%, 07/01/2053 5,092 5,058
4.50%, 08/01/2053 2,397 2,370
4.50%, 04/01/2054 992 983
5.00%, 08/01/2039 593 600
5.00%, 12/01/2039 426 431
5.00%, 09/01/2040 1,213 1,238
5.00%, 08/01/2052 1,845 1,868
5.00%, 11/01/2052 3,983 4,024
5.00%, 04/01/2053 1,603 1,612
5.00%, 04/01/2053 7,466 7,485
5.00%, 05/01/2053 4,935 4,990
5.00%, 06/01/2053 2,439 2,464
5.00%, 06/01/2053 1,762 1,767
5.00%, 05/01/2054 972 979
5.00%, 11/01/2054 3,980 4,009
5.00%, 12/01/2054 3,314 3,330
5.50%, 03/01/2038 41 42
5.50%, 05/01/2038 47 49
5.50%, 06/01/2038 64 67
5.50%, 09/01/2038 99 103
5.50%, 11/01/2038 56 58
5.50%, 04/01/2039 52 55
5.50%, 10/01/2039 1,781 1,834
5.50%, 04/01/2040 31 32
5.50%, 07/01/2040 1,426 1,468
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 03/01/2053 $ 3,059 $ 3,143
5.50%, 07/01/2053 1,246 1,277
5.50%, 08/01/2053 5,329 5,448
5.50%, 08/01/2053 2,010 2,045
5.50%, 04/01/2054 3,041 3,119
5.50%, 05/01/2054 2,160 2,203
5.50%, 06/01/2054 4,102 4,187
5.50%, 08/01/2054 4,581 4,665
5.50%, 08/01/2054 1,414 1,448
5.50%, 10/01/2054 4,357 4,469
5.50%, 12/01/2054 3,679 3,770
5.50%, 02/01/2055 4,284 4,378
5.50%, 04/01/2055 965 988
5.50%, 04/01/2055 1,920 1,963
5.50%, 06/01/2055 3,448 3,526
5.50%, 08/01/2055 3,708 3,793
6.00%, 10/01/2036 36 38
6.00%, 01/01/2053 2,119 2,215
6.00%, 10/01/2053 2,411 2,483
6.00%, 11/01/2053 3,036 3,149
6.00%, 03/01/2054 1,852 1,919
6.00%, 06/01/2054 2,786 2,889
6.00%, 07/01/2054 2,614 2,714
6.00%, 07/01/2054 2,611 2,710
6.00%, 08/01/2054 4,718 4,871
6.00%, 08/01/2054 2,682 2,789
6.00%, 09/01/2054 3,741 3,890
6.00%, 09/01/2054 5,386 5,551
6.00%, 11/01/2054 2,338 2,425
6.00%, 11/01/2054 2,102 2,181
6.00%, 04/01/2055 1,093 1,134
6.00%, 09/01/2055 2,400 2,486
6.50%, 10/01/2053 884 927
6.50%, 01/01/2054 3,995 4,189
6.50%, 01/01/2054 2,479 2,615
6.50%, 02/01/2054 2,398 2,521
6.50%, 05/01/2054 2,086 2,188
6.50%, 07/01/2054 1,618 1,692
6.50%, 04/01/2055 2,980 3,135
6.50%, 05/01/2055 1,892 1,963
$ 516,584
Government National Mortgage Association (GNMA) - 6 .14%
2.00%, 02/20/2051 6,937 5,777
2.00%, 05/20/2051 5,273 4,391
2.00%, 07/20/2051 9,838 8,192
2.00%, 08/20/2051 3,377 2,812
2.00%, 11/20/2051 2,142 1,783
2.50%, 06/20/2027 10 10
2.50%, 12/20/2030 23 22
2.50%, 03/20/2031 40 39
2.50%, 07/20/2043 59 53
2.50%, 12/20/2046 142 125
2.50%, 01/20/2047 46 41
2.50%, 06/20/2050 2,177 1,893
2.50%, 04/20/2051 2,338 2,031
2.50%, 05/20/2051 7,302 6,342
2.50%, 07/20/2051 10,235 8,886
2.50%, 09/20/2051 5,604 4,866
3.00%, 02/15/2027 4 4
3.00%, 08/20/2029 13 13
3.00%, 09/20/2029 16 16
3.00%, 07/20/2030 15 15
3.00%, 01/20/2031 18 18
3.00%, 07/20/2032 23 22
3.00%, 03/20/2043 40 37
3.00%, 03/20/2043 190 173
3.00%, 04/20/2043 253 235

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 06/20/2043 $ 225 $ 209
3.00%, 08/20/2043 244 226
3.00%, 12/15/2044 25 23
3.00%, 01/15/2045 24 22
3.00%, 01/15/2045 21 19
3.00%, 02/20/2045 22 20
3.00%, 05/20/2045 139 128
3.00%, 12/20/2045 99 91
3.00%, 01/20/2046 43 40
3.00%, 03/20/2046 172 158
3.00%, 05/20/2046 282 258
3.00%, 06/20/2046 273 250
3.00%, 08/20/2046 259 237
3.00%, 09/20/2046 194 177
3.00%, 10/20/2046 148 135
3.00%, 12/15/2046 52 47
3.00%, 07/20/2051 1,586 1,432
3.00%, 09/20/2051 5,100 4,606
3.00%, 12/20/2051 10,475 9,457
3.50%, 05/20/2042 60 57
3.50%, 06/20/2042 61 58
3.50%, 07/20/2042 239 228
3.50%, 09/20/2042 184 176
3.50%, 10/20/2042 134 127
3.50%, 11/20/2042 117 112
3.50%, 12/20/2042 122 117
3.50%, 01/20/2043 202 193
3.50%, 02/20/2043 324 303
3.50%, 03/20/2043 218 207
3.50%, 04/15/2043 78 74
3.50%, 04/20/2043 143 136
3.50%, 05/20/2043 95 91
3.50%, 07/20/2043 123 117
3.50%, 08/20/2043 297 278
3.50%, 09/20/2043 213 202
3.50%, 10/20/2043 100 95
3.50%, 09/20/2044 80 76
3.50%, 10/20/2044 93 88
3.50%, 11/20/2044 88 83
3.50%, 12/20/2044 91 86
3.50%, 01/20/2045 88 83
3.50%, 02/20/2045 120 113
3.50%, 03/15/2045 23 22
3.50%, 03/20/2045 150 141
3.50%, 04/15/2045 8 8
3.50%, 04/20/2045 89 84
3.50%, 04/20/2045 143 132
3.50%, 05/20/2045 146 137
3.50%, 06/20/2045 23 21
3.50%, 07/20/2045 124 117
3.50%, 08/20/2045 138 129
3.50%, 09/20/2045 130 122
3.50%, 10/20/2045 117 110
3.50%, 11/20/2045 210 197
3.50%, 12/20/2045 153 143
3.50%, 02/20/2046 125 117
3.50%, 08/15/2046 26 24
3.50%, 09/15/2046 59 54
3.50%, 01/15/2048 34 31
3.50%, 02/20/2048 3,759 3,510
3.50%, 08/20/2048 1,288 1,203
3.50%, 09/15/2048 76 71
3.50%, 04/20/2052 4,169 3,856
3.50%, 08/20/2052 2,116 1,953
4.00%, 02/20/2044 69 67
4.00%, 05/15/2044 63 62
4.00%, 05/20/2044 39 38
4.00%, 07/20/2044 12 11
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 08/20/2044 $ 88 $ 85
4.00%, 09/20/2044 78 76
4.00%, 10/20/2044 284 275
4.00%, 11/15/2044 40 39
4.00%, 11/20/2044 56 54
4.00%, 12/20/2044 105 102
4.00%, 01/20/2045 45 44
4.00%, 03/20/2045 70 68
4.00%, 08/20/2045 76 74
4.00%, 09/15/2045 9 9
4.00%, 09/20/2045 90 87
4.00%, 12/15/2045 26 25
4.00%, 02/20/2046 29 28
4.00%, 04/20/2046 109 106
4.00%, 10/20/2046 31 30
4.00%, 01/20/2047 8 8
4.00%, 03/20/2047 89 86
4.00%, 05/20/2047 30 29
4.00%, 11/20/2047 192 185
4.00%, 03/20/2049 487 469
4.00%, 05/20/2049 619 593
4.00%, 04/20/2052 7,212 6,896
4.00%, 10/20/2052 3,122 2,985
4.50%, 03/15/2039 64 64
4.50%, 03/15/2040 68 68
4.50%, 07/15/2040 83 83
4.50%, 02/20/2041 15 15
4.50%, 03/20/2041 10 10
4.50%, 05/15/2045 7 7
4.50%, 12/20/2046 103 104
4.50%, 10/15/2047 60 59
4.50%, 02/20/2049 2,380 2,377
4.50%, 05/20/2052 930 917
4.50%, 08/20/2052 2,287 2,255
4.50%, 09/20/2052 5,826 5,740
4.50%, 06/20/2053 2,769 2,721
5.00%, 07/20/2038 48 49
5.00%, 04/20/2039 35 36
5.00%, 01/20/2045 54 56
5.00%, 02/20/2046 21 21
5.00%, 12/20/2046 43 44
5.00%, 08/20/2048 13 14
5.00%, 10/20/2048 50 51
5.00%, 12/20/2052 840 844
5.00%, 01/20/2053 5,456 5,477
5.00%, 02/20/2053 1,262 1,267
5.00%, 04/20/2053 2,567 2,576
5.00%, 09/20/2053 1,697 1,701
5.00%, 10/20/2053 5,352 5,369
5.00%, 04/20/2054 1,930 1,930
5.50%, 03/15/2038 45 46
5.50%, 02/15/2039 39 40
5.50%, 06/15/2040 79 82
5.50%, 07/20/2044 39 40
5.50%, 09/20/2044 51 53
5.50%, 12/20/2048 7 7
5.50%, 03/20/2053 3,706 3,767
5.50%, 06/20/2053 4,040 4,104
5.50%, 08/20/2053 2,991 3,040
5.50%, 10/20/2053 2,202 2,236
5.50%, 12/20/2053 4,040 4,099
5.50%, 04/20/2054 3,149 3,191
5.50%, 07/20/2054 2,571 2,605
6.00%, 07/20/2053 3,625 3,717
6.00%, 10/20/2053 3,380 3,464
6.00%, 03/20/2054 3,371 3,437
6.00%, 04/20/2054 1,882 1,925

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 01/20/2056
(k)
$ 4,500 $ 4,631
$ 167,483
U.S. Treasury - 45 .29%
0.38%, 07/31/2027 6,345 6,024
0.38%, 09/30/2027 5,215 4,927
0.50%, 04/30/2027 4,175 4,000
0.50%, 05/31/2027 4,955 4,736
0.50%, 06/30/2027 3,790 3,615
0.50%, 08/31/2027 7,780 7,384
0.50%, 10/31/2027 5,120 4,837
0.63%, 03/31/2027 3,635 3,497
0.63%, 11/30/2027 7,625 7,205
0.63%, 12/31/2027 6,650 6,269
0.63%, 05/15/2030 12,765 11,222
0.63%, 08/15/2030 15,065 13,140
0.75%, 01/31/2028 10,210 9,630
0.88%, 11/15/2030 13,310 11,674
1.00%, 07/31/2028 8,595 8,054
1.13%, 02/28/2027 605 587
1.13%, 02/29/2028 5,245 4,979
1.13%, 08/31/2028 7,015 6,583
1.13%, 02/15/2031 12,680 11,208
1.13%, 05/15/2040 3,250 2,103
1.13%, 08/15/2040 3,885 2,488
1.25%, 12/31/2026 9,625 9,385
1.25%, 03/31/2028 6,615 6,287
1.25%, 04/30/2028 10,140 9,618
1.25%, 05/31/2028 8,310 7,868
1.25%, 06/30/2028 9,680 9,148
1.25%, 09/30/2028 5,880 5,527
1.25%, 08/15/2031 10,605 9,287
1.25%, 05/15/2050 6,195 3,073
1.38%, 10/31/2028 8,830 8,314
1.38%, 12/31/2028 7,435 6,978
1.38%, 11/15/2031 11,485 10,063
1.38%, 11/15/2040 4,490 2,973
1.38%, 08/15/2050 4,950 2,518
1.50%, 01/31/2027 1,475 1,440
1.50%, 11/30/2028 6,840 6,453
1.50%, 02/15/2030 12,175 11,202
1.63%, 08/15/2029 3,560 3,329
1.63%, 05/15/2031 11,030 9,933
1.63%, 11/15/2050 7,265 3,944
1.75%, 12/31/2026 2,055 2,015
1.75%, 01/31/2029 8,580 8,130
1.75%, 11/15/2029 2,360 2,207
1.75%, 08/15/2041 6,540 4,501
1.88%, 02/28/2027 3,815 3,736
1.88%, 02/28/2029 5,360 5,092
1.88%, 02/15/2032 10,485 9,414
1.88%, 02/15/2041 5,820 4,147
1.88%, 02/15/2051 6,040 3,488
1.88%, 11/15/2051 6,400 3,659
2.00%, 11/15/2041 5,285 3,763
2.00%, 02/15/2050 3,950 2,389
2.00%, 08/15/2051 5,460 3,234
2.25%, 02/15/2027 5,290 5,207
2.25%, 08/15/2027 4,875 4,772
2.25%, 11/15/2027 6,555 6,400
2.25%, 05/15/2041 4,570 3,429
2.25%, 08/15/2046 4,160 2,808
2.25%, 08/15/2049 6,140 3,962
2.25%, 02/15/2052 6,160 3,860
2.38%, 05/15/2027 4,230 4,160
2.38%, 03/31/2029 6,075 5,857
2.38%, 05/15/2029 6,050 5,824
2.38%, 02/15/2042 6,020 4,517
2.38%, 11/15/2049 3,305 2,185
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 05/15/2051 $ 6,765 $ 4,400
2.50%, 03/31/2027 7,945 7,835
2.50%, 02/15/2045 3,795 2,750
2.50%, 02/15/2046 4,005 2,858
2.50%, 05/15/2046 2,720 1,935
2.63%, 05/31/2027 3,865 3,813
2.63%, 02/15/2029 7,695 7,487
2.63%, 07/31/2029 2,600 2,519
2.75%, 04/30/2027 4,420 4,371
2.75%, 07/31/2027 13,665 13,491
2.75%, 02/15/2028 8,515 8,382
2.75%, 05/31/2029 2,500 2,436
2.75%, 08/15/2032 7,965 7,486
2.75%, 08/15/2042 739 582
2.75%, 11/15/2042 1,090 855
2.75%, 08/15/2047 2,285 1,675
2.75%, 11/15/2047 1,605 1,173
2.88%, 05/15/2028 3,870 3,814
2.88%, 08/15/2028 13,970 13,751
2.88%, 04/30/2029 4,605 4,509
2.88%, 05/15/2032 10,200 9,692
2.88%, 05/15/2043 2,880 2,282
2.88%, 08/15/2045 2,575 1,978
2.88%, 11/15/2046 600 454
2.88%, 05/15/2049 4,490 3,310
2.88%, 05/15/2052 6,300 4,540
3.00%, 05/15/2042 1,705 1,399
3.00%, 11/15/2044 4,710 3,726
3.00%, 05/15/2045 2,280 1,795
3.00%, 11/15/2045 1,950 1,526
3.00%, 02/15/2047 3,175 2,451
3.00%, 05/15/2047 4,205 3,238
3.00%, 02/15/2048 3,415 2,609
3.00%, 08/15/2048 1,210 919
3.00%, 02/15/2049 3,190 2,413
3.00%, 08/15/2052 4,610 3,406
3.13%, 08/31/2027 1,290 1,281
3.13%, 11/15/2028 11,250 11,134
3.13%, 08/31/2029 3,010 2,965
3.13%, 11/15/2041 455 383
3.13%, 02/15/2042 1,140 956
3.13%, 02/15/2043 815 673
3.13%, 08/15/2044 2,590 2,097
3.13%, 05/15/2048 1,030 803
3.25%, 06/30/2027 5,950 5,924
3.25%, 06/30/2029 4,380 4,337
3.25%, 05/15/2042 5,235 4,450
3.38%, 05/15/2033 9,200 8,930
3.38%, 08/15/2042 3,025 2,607
3.38%, 11/15/2048 3,175 2,577
3.50%, 09/30/2027 3,860 3,859
3.50%, 01/31/2028 3,970 3,970
3.50%, 04/30/2028 3,820 3,821
3.50%, 09/30/2029 9,035 9,018
3.50%, 01/31/2030 7,810 7,790
3.50%, 04/30/2030 3,395 3,384
3.50%, 02/15/2033 8,390 8,225
3.50%, 02/15/2039 1,130 1,046
3.63%, 03/31/2028 3,180 3,190
3.63%, 08/31/2029 2,540 2,547
3.63%, 03/31/2030 6,730 6,743
3.63%, 08/31/2030 880 881
3.63%, 09/30/2030 2,595 2,597
3.63%, 09/30/2031 1,915 1,908
3.63%, 08/15/2043 2,410 2,124
3.63%, 02/15/2044 1,245 1,092
3.63%, 02/15/2053 3,965 3,308
3.63%, 05/15/2053 7,665 6,387

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.75%, 06/30/2027 $ 7,720 $ 7,744
3.75%, 08/15/2027 5,155 5,173
3.75%, 12/31/2028 6,315 6,360
3.75%, 05/31/2030 2,265 2,280
3.75%, 06/30/2030 5,090 5,124
3.75%, 12/31/2030 1,970 1,981
3.75%, 08/31/2031 9,060 9,091
3.75%, 08/15/2041 2,175 1,996
3.75%, 11/15/2043 1,250 1,118
3.88%, 05/31/2027 5,555 5,581
3.88%, 07/31/2027 4,470 4,494
3.88%, 10/15/2027 4,790 4,820
3.88%, 11/30/2027 4,725 4,758
3.88%, 12/31/2027 5,365 5,405
3.88%, 03/15/2028 5,120 5,163
3.88%, 09/30/2029 6,260 6,332
3.88%, 11/30/2029 2,300 2,327
3.88%, 04/30/2030 4,425 4,478
3.88%, 06/30/2030 4,235 4,286
3.88%, 07/31/2030 1,350 1,366
3.88%, 08/31/2032 1,350 1,358
3.88%, 09/30/2032 1,270 1,277
3.88%, 08/15/2033 10,170 10,189
3.88%, 08/15/2034 11,485 11,437
3.88%, 08/15/2040 1,350 1,270
3.88%, 02/15/2043 2,125 1,950
3.88%, 05/15/2043 1,060 970
4.00%, 12/15/2027 2,660 2,686
4.00%, 02/29/2028 3,380 3,416
4.00%, 06/30/2028 2,640 2,674
4.00%, 01/31/2029 2,680 2,719
4.00%, 07/31/2029 5,130 5,210
4.00%, 02/28/2030 12,340 12,546
4.00%, 05/31/2030 9,220 9,379
4.00%, 07/31/2030 5,145 5,234
4.00%, 01/31/2031 7,695 7,827
4.00%, 04/30/2032 3,255 3,303
4.00%, 06/30/2032 4,340 4,401
4.00%, 07/31/2032 5,930 6,011
4.00%, 02/15/2034 10,630 10,714
4.00%, 11/15/2042 3,690 3,449
4.00%, 11/15/2052 7,995 7,138
4.13%, 02/28/2027 17,500 17,611
4.13%, 09/30/2027 6,975 7,049
4.13%, 10/31/2027 4,750 4,804
4.13%, 11/15/2027 2,150 2,175
4.13%, 07/31/2028 8,455 8,591
4.13%, 03/31/2029 5,800 5,909
4.13%, 10/31/2029 1,000 1,021
4.13%, 11/30/2029 10,715 10,938
4.13%, 08/31/2030 1,075 1,099
4.13%, 07/31/2031 9,165 9,374
4.13%, 10/31/2031 4,015 4,105
4.13%, 11/30/2031 6,155 6,293
4.13%, 02/29/2032 5,270 5,385
4.13%, 03/31/2032 2,905 2,968
4.13%, 05/31/2032 3,575 3,652
4.13%, 11/15/2032 8,815 8,996
4.13%, 08/15/2044 3,585 3,361
4.13%, 08/15/2053 3,930 3,584
4.25%, 03/15/2027 22,215 22,399
4.25%, 02/28/2029 6,355 6,496
4.25%, 06/30/2029 5,900 6,041
4.25%, 02/28/2031 2,640 2,717
4.25%, 06/30/2031 4,620 4,756
4.25%, 11/15/2034 10,515 10,751
4.25%, 05/15/2035 12,755 13,018
4.25%, 08/15/2035 4,505 4,592
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.25%, 05/15/2039 $ 3,400 $ 3,382
4.25%, 11/15/2040 1,088 1,067
4.25%, 02/15/2054 7,180 6,686
4.25%, 08/15/2054 6,660 6,202
4.38%, 07/15/2027 5,770 5,845
4.38%, 08/31/2028 3,915 4,004
4.38%, 01/31/2032 6,205 6,426
4.38%, 05/15/2034 10,690 11,052
4.38%, 02/15/2038 495 506
4.38%, 11/15/2039 1,700 1,703
4.38%, 05/15/2040 1,545 1,542
4.38%, 05/15/2041 2,990 2,963
4.38%, 08/15/2043 1,645 1,604
4.50%, 04/15/2027 4,605 4,661
4.50%, 05/15/2027 4,445 4,504
4.50%, 12/31/2031 8,910 9,289
4.50%, 11/15/2033 9,935 10,368
4.50%, 02/15/2036 1,630 1,703
4.50%, 05/15/2038 1,200 1,239
4.50%, 08/15/2039 730 743
4.50%, 02/15/2044 3,835 3,789
4.50%, 11/15/2054 6,850 6,653
4.63%, 06/15/2027 16,890 17,159
4.63%, 09/30/2028 6,215 6,404
4.63%, 04/30/2029 6,920 7,163
4.63%, 09/30/2030 1,460 1,525
4.63%, 04/30/2031 2,775 2,907
4.63%, 05/31/2031 12,215 12,799
4.63%, 02/15/2035 11,305 11,873
4.63%, 02/15/2040 1,220 1,252
4.63%, 05/15/2044 4,030 4,041
4.63%, 11/15/2044 6,255 6,257
4.63%, 05/15/2054 6,335 6,280
4.63%, 02/15/2055 6,445 6,391
4.75%, 02/15/2037 1,250 1,327
4.75%, 02/15/2041 3,994 4,133
4.75%, 02/15/2045 3,865 3,926
4.75%, 11/15/2053 4,430 4,475
4.75%, 05/15/2055 6,440 6,517
4.75%, 08/15/2055 3,875 3,923
4.88%, 08/15/2045 2,760 2,846
5.00%, 05/15/2037 885 959
5.00%, 05/15/2045 3,925 4,114
5.25%, 11/15/2028 409 428
5.25%, 02/15/2029 795 838
5.38%, 02/15/2031 1,100 1,190
5.50%, 08/15/2028 1,115 1,173
6.13%, 11/15/2027 700 735
6.25%, 05/15/2030 1,050 1,165
6.38%, 08/15/2027 1,540 1,613
6.63%, 02/15/2027 450 467
$ 1,235,656
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,925,859
Total Investments $ 2,725,603
Other Assets and Liabilities -  0.09% 2,589
TOTAL NET ASSETS - 100.00% $ 2,728,192
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,239 or
0.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Bond Market Index Fund
November 30, 2025 (unaudited)

(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,014 or 0.22% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,663 or 0.10% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 58,724 $ 193,197 $ 211,804 $ 40,117
$ 58,724 $ 193,197 $ 211,804 $ 40,117
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 269 $ — $ — $ —
$ 269 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .27 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
Invesco Preferred ETF 123,647 $ 1,396
Money Market Funds - 2 .14%
BlackRock Liquidity FedFund - Institutional Class
3.88%
(a),(b)
38,852 39
Principal Government Money Market Fund - Class
R-6 3.87%
(a),(b),(c)
22,153,001 22,153
$ 22,192
TOTAL INVESTMENT COMPANIES $ 23,588
PREFERRED STOCKS - 1 .16 % Shares Held Value (000's)
Banks - 0 .62%
Cullen/Frost Bankers Inc 4.45%, 03/15/2026
(d)
55,739 $ 1,001
Regions Financial Corp 6.95%, 09/15/2029
(d)
107,520 2,754
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 4.77%, 01/01/2026
(d)
11,995 220
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Wintrust Financial Corp 7.88%, 07/15/2030
(d)
95,600 2,510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 6,485
Diversified Financial Services - 0 .02%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 144
Affiliated Managers Group Inc 5.88%, 03/30/2059 1,353 29
$ 173
Insurance - 0 .31%
Assurant Inc 5.25%, 01/15/2061 30,926 611
Corebridge Financial Inc 6.38%, 12/15/2064 109,872 2,610
$ 3,221
REITs - 0 .21%
Public Storage 4.10%, 01/13/2027
(d)
5,800 96
Public Storage 4.13%, 12/31/2025
(d)
12,718 213
Public Storage 5.60%, 01/01/2026
(d)
14,106 327
Rexford Industrial Realty Inc 5.63%, 12/21/2025
(d)
70,660 1,530
$ 2,166
TOTAL PREFERRED STOCKS $ 12,045
BONDS - 96 .85%
Principal
Amount (000's) Value (000's)
Banks - 61 .59%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(d),(e),(f),(g)
$ 1,900 $ 1,919
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(d),(e),(f)
600 602
USD Swap Semi-Annual 5 Year + 3.87%
7.75%, 01/14/2032
(d),(e),(f)
9,700 10,309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(d),(e),(f)
8,500 9,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
8.00%, 02/01/2034
(d),(e),(f)
1,000 1,110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(d),(e),(f)
3,000 3,339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(d),(e),(f)
5,000 6,036
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
6.13%, 04/27/2027
(d),(e)
$ 10,304 $ 10,402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.63%, 05/01/2030
(d),(e)
14,500 15,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Montreal
6.88%, 11/26/2085
(e)
4,800 4,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(e)
2,500 2,656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(e)
7,834 8,309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(d),(e),(h)
6,618 6,576
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(d),(e)
14,600 14,345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(e)
3,760 3,626
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.88%, 10/27/2085
(e)
23,600 23,808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(e)
3,675 3,811
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(e)
6,325 6,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(e)
3,300 3,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(d),(e),(f),(h)
18,000 17,267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.63%, 03/15/2035
(d),(e),(f)
1,000 1,055
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(d),(e),(f)
1,200 1,269
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(d),(e),(f)
1,800 2,029
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(d),(e),(f),(g)
3,500 3,211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(d),(e),(f),(g)
7,000 6,348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.45%, 06/27/2035
(d),(e),(f),(g)
2,600 2,711
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.45%, 06/27/2035
(d),(e),(f)
2,000 2,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%

Schedule of Investments
Capital Securities Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
8.50%, 08/14/2028
(d),(e),(f),(g)
$ 2,000 $ 2,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(d),(e),(f),(g)
5,000 5,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(d),(e),(f)
1,400 1,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(e)
5,500 5,606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(e)
8,800 9,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Inc
6.75%, 02/15/2030
(d),(e)
5,000 5,038
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
6.88%, 08/15/2030
(d),(e)
11,000 11,259
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(d),(e)
5,000 5,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(d),(e)
6,760 7,178
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(d),(e)
1,500 1,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
7.38%, 05/15/2028
(d),(e)
3,600 3,715
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(d),(e),(h)
4,900 4,812
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
7.35%, 01/06/2026
(d),(h)
3,462 3,456
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
7.13%, 09/23/2035
(d),(e),(f),(g)
4,300 4,445
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Deutsche Bank AG
8.13%, 04/30/2030
(d),(e),(f)
7,000 7,441
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Goldman Sachs Group Inc/The
6.85%, 02/10/2030
(d),(e)
1,444 1,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(d),(e)
21,500 22,693
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
7.50%, 02/10/2029
(d),(e),(h)
1,000 1,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
HSBC Holdings PLC
6.00%, 05/22/2027
(d),(e),(f)
3,000 3,021
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(d),(e),(f)
500 510
USD Swap Rate NY 5 Year + 3.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
7.05%, 06/05/2030
(d),(e),(f)
$ 1,000 $ 1,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
8.00%, 03/07/2028
(d),(e),(f)
5,000 5,279
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(e)
16,885 16,530
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(e)
8,010 8,137
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(d),(e)
4,660 4,597
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Huntington Capital II
4.92%, 06/15/2028 2,400 2,312
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
ING Groep NV
5.75%, 11/16/2026
(d),(e),(f)
2,515 2,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
7.00%, 11/16/2032
(d),(e),(f)
4,000 4,133
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
7.25%, 11/16/2034
(d),(e),(f)
5,000 5,282
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
JPMorgan Chase & Co
6.50%, 04/01/2030
(d),(e)
10,500 10,845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(d),(e)
10,100 10,653
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(d),(e),(h)
3,775 3,751
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
4.99%, 07/01/2028 1,500 1,467
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,855
Lloyds Banking Group PLC
6.63%, 09/27/2035
(d),(e),(f)
2,500 2,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(d),(e),(f),(h)
900 928
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(d),(e),(f)
2,000 2,155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(d),(e)
8,000 7,720
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(d),(e),(h)
4,000 3,976
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%

Schedule of Investments
Capital Securities Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
4.60%, 06/28/2031
(d),(e),(f)
$ 18,000 $ 16,534
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
Nordea Bank Abp
6.63%, 03/26/2026
(d),(e),(f),(g)
5,400 5,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.75%, 11/10/2033
(d),(e),(f),(g)
4,000 4,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
PNC Capital Trust C
5.00%, 06/01/2028 3,000 2,951
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(d),(e)
5,600 5,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(d),(e),(h)
2,000 2,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(d),(e)
13,500 13,871
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(e)
8,550 8,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(e)
4,800 4,781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/02/2084
(e)
21,094 22,331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(d),(e),(f),(g)
3,600 3,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(d),(e),(f),(g)
7,000 7,718
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(d),(e),(f)
600 662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(d),(e),(f),(h)
12,500 11,722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(d),(e),(g)
7,100 7,455
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(d),(e)
2,000 2,100
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(d),(e),(f),(g)
2,100 2,231
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.88%, 03/08/2030
(d),(e),(f),(g)
1,000 1,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.45%, 09/15/2030
(d),(e)
3,800 3,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(d),(e),(h)
10,800 11,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp (continued)
6.70%, 03/15/2029
(d),(e)
$ 6,900 $ 7,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.75%, 03/17/2030
(d),(e),(f)
3,000 3,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(e)
1,000 1,051
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(e)
14,201 14,926
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.78%, 05/15/2027 4,500 4,468
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
5.10%, 03/01/2030
(d),(e)
2,000 2,006
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
UBS Group AG
4.38%, 02/10/2031
(d),(e),(f)
2,500 2,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(d),(e),(f),(g)
12,000 11,835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.60%, 08/05/2030
(d),(e),(f),(g)
3,900 3,926
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
7.00%, 02/10/2030
(d),(e),(f),(g)
2,000 2,038
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(d),(e),(f),(h)
6,000 6,087
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
9.25%, 11/13/2033
(d),(e),(f),(g)
12,000 14,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
US Bancorp
3.70%, 01/15/2027
(d),(e)
32,500 31,551
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
6.85%, 09/15/2029
(d),(e)
9,705 10,166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(d),(e),(h)
10,696 11,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 639,873
Diversified Financial Services - 5 .62%
American Express Co
3.55%, 09/15/2026
(d),(e)
16,789 16,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(d),(e)
10,200 10,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(d),(e)
19,700 19,552
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%

Schedule of Investments
Capital Securities Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Nomura Holdings Inc
7.00%, 07/15/2030
(d),(e),(f)
$ 600 $ 616
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(e)
10,800 10,213
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(d),(e),(h)
1,400 1,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 58,405
Electric - 5 .80%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(e)
5,000 4,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Alliant Energy Corp
5.75%, 04/01/2056
(e)
500 498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
American Electric Power Co Inc
3.88%, 02/15/2062
(e)
7,100 6,910
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.80%, 03/15/2056
(e)
2,700 2,681
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
6.05%, 03/15/2056
(e)
4,400 4,399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(e)
2,000 2,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(e)
2,600 2,729
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
4.35%, 01/15/2027
(d),(e)
1,150 1,136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
6.63%, 05/15/2055
(e)
4,500 4,657
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
Duke Energy Corp
3.25%, 01/15/2082
(e)
5,000 4,824
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
Electricite de France SA
9.13%, 03/15/2033
(d),(e)
6,800 7,868
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
9.13%, 03/15/2033
(d),(e),(g)
2,000 2,314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Entergy Corp
6.10%, 06/15/2056
(e)
400 402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
EUSHI Finance Inc
6.25%, 04/01/2056
(e)
1,100 1,101
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
7.63%, 12/15/2054
(e)
500 527
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Evergy Inc
6.65%, 06/01/2055
(e)
$ 1,000 $ 1,019
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
NextEra Energy Capital Holdings Inc
6.31%, 10/01/2066 2,291 2,017
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(e)
2,700 2,806
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(e)
3,580 3,627
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(e)
1,500 1,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
Southern Co/The
6.38%, 03/15/2055
(e)
2,000 2,117
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
$ 60,235
Food - 0 .67%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(g)
7,000 6,947
Gas - 0 .75%
AltaGas Ltd
7.20%, 10/15/2054
(e),(g)
1,500 1,552
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
NiSource Inc
6.95%, 11/30/2054
(e)
6,000 6,251
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
$ 7,803
Insurance - 13 .22%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,095
Corebridge Financial Inc
6.38%, 09/15/2054
(e)
1,200 1,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(d),(e)
1,300 1,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
6.88%, 12/15/2052
(e)
7,100 7,253
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(d),(e),(g)
6,000 6,280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(e)
1,600 1,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(e),(g)
11,500 11,277
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
6,100 7,020
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,268

Schedule of Investments
Capital Securities Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(e),(g)
$ 3,600 $ 3,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(e),(g)
4,650 4,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
2,200 2,448
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
9.25%, 04/08/2068
(g)
10,372 12,407
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,729
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(e),(g)
3,600 3,772
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(e),(g)
4,600 4,167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(e),(g)
10,500 9,413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.50%, 04/30/2055
(e)
1,500 1,611
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Prudential Financial Inc
3.70%, 10/01/2050
(e)
8,000 7,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(e)
2,000 2,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Reinsurance Group of America Inc
6.65%, 09/15/2055
(e)
400 413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(e),(g),(h)
5,000 4,687
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
5.88%, 09/10/2055
(e),(g)
2,000 2,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(e),(g)
1,600 1,667
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(e),(g)
4,600 4,799
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(e)
21,200 19,188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(e)
7,200 6,559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 137,369
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0 .77%
BP Capital Markets PLC
4.88%, 03/22/2030
(d),(e)
$ 3,000 $ 2,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Phillips 66 Co
6.20%, 03/15/2056
(e)
5,000 5,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 7,997
Pipelines - 6 .47%
Enbridge Inc
5.75%, 07/15/2080
(e)
5,000 5,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(e)
4,200 4,214
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(e)
11,000 11,133
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(e),(h)
2,000 2,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(e)
4,650 5,335
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.50%, 02/15/2056
(e)
2,600 2,563
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 02/15/2056
(e)
8,000 7,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(e)
7,938 7,922
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(e)
1,300 1,296
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(e)
12,500 12,392
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(e)
7,300 7,188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
$ 67,238
REITs - 0 .44%
Scentre Group Trust 2
5.13%, 09/24/2080
(e),(g),(h)
4,500 4,540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Sovereign - 1 .41%
CoBank ACB
4.25%, 01/01/2027
(d),(e)
2,000 1,950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(d),(e)
1,000 1,002
CME Term Secured Overnight Financing
Rate 3 Month + 4.66%
6.45%, 10/01/2027
(d),(e)
5,000 4,965
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(e)
6,477 6,678
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
$ 14,595

Schedule of Investments
Capital Securities Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0 .11%
TELUS Corp
6.63%, 10/15/2055
(e)
$ 1,100 $ 1,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
TOTAL BONDS $ 1,006,129
Total Investments $ 1,041,762
Other Assets and Liabilities -  (0.28)% (2,871)
TOTAL NET ASSETS - 100.00% $ 1,038,891
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,379 or
1.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $214,362 or 20.63% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $184,959 or 17.80% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,804 or 1.42% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 32,192 $ 185,842 $ 195,881 $ 22,153
$ 32,192 $ 185,842 $ 195,881 $ 22,153
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 100 $ — $ — $ —
$ 100 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 11 .00 % Shares Held Value (000's)
Closed-End Funds - 0 .16%
Sprott Physical Uranium Trust
(a)
223,200 $ 3,993
Exchange-Traded Funds - 8 .48%
abrdn Bloomberg All Commodity Strategy K-1 Free
ETF
263,025 6,000
Global X MLP & Energy Infrastructure ETF 402,400 24,490
Global X US Infrastructure Development ETF
(b)
646,200 31,367
iShares Global Infrastructure ETF 189,866 11,973
Schwab US TIPS ETF 220,229 5,926
SPDR Gold MiniShares Trust
(a),(c)
1,333,745 111,314
SPDR S&P Global Natural Resources ETF 97,872 5,976
Vanguard Real Estate ETF 109,808 10,030
$ 207,076
Money Market Funds - 2 .36%
BlackRock Liquidity FedFund - Institutional Class
3.90%
(a),(d)
3,062,678 3,063
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 3.79%
(a),(d)
2,254,419 2,254
Principal Government Money Market Fund - Class
R-6 3.87%
(d),(e),(f)
52,285,294 52,285
$ 57,602
TOTAL INVESTMENT COMPANIES $ 268,671
COMMON STOCKS - 69 .26 % Shares Held Value (000's)
Agriculture - 0 .57%
Archer-Daniels-Midland Co 44,356 $ 2,694
Bunge Global SA 39,062 3,752
Darling Ingredients Inc
(g)
142,691 5,224
Wilmar International Ltd 918,500 2,301
$ 13,971
Biotechnology - 0 .34%
Corteva Inc 121,455 8,195
Building Materials - 0 .45%
Builders FirstSource Inc
(g)
3,344 375
Interfor Corp
(g)
61,181 392
Louisiana-Pacific Corp 12,426 1,019
Masterbrand Inc
(g)
20,856 231
Stella-Jones Inc 9,448 589
Svenska Cellulosa AB SCA 381,602 4,962
UFP Industries Inc 5,418 504
West Fraser Timber Co Ltd 46,623 2,890
$ 10,962
Chemicals - 0 .89%
CF Industries Holdings Inc 34,858 2,743
FMC Corp 11,531 165
ICL Group Ltd 252,822 1,401
Ingevity Corp
(g)
12,020 628
Methanex Corp 85,912 3,059
Mosaic Co/The 139,346 3,413
Nutrien Ltd 143,871 8,370
Yara International ASA 57,035 2,083
$ 21,862
Commercial Services - 1 .40%
Anhui Expressway Co Ltd 330,000 587
Atlas Arteria Ltd 2,763,620 9,018
Cengage Learning Holdings II Inc
(g)
2,772 56
China Merchants Port Holdings Co Ltd 890,000 1,794
COSCO SHIPPING Ports Ltd 1,058,000 762
Hutchison Port Holdings Trust 4,270,000 897
Jiangsu Expressway Co Ltd 964,000 1,239
Shenzhen Expressway Corp Ltd 476,000 454
Shenzhen International Holdings Ltd 1,065,500 1,182
SIA Engineering Co Ltd 186,200 514
Transurban Group 1,670,965 16,342
Yuexiu Transport Infrastructure Ltd 544,000 307
Zhejiang Expressway Co Ltd 1,212,000 1,176
$ 34,328
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .07%
Avery Dennison Corp 7,199 $ 1,241
Kimberly-Clark Corp 4,455 486
$ 1,727
Cosmetics & Personal Care - 0 .08%
Essity AB 32,973 913
Procter & Gamble Co/The 2,981 442
Unicharm Corp 87,500 513
$ 1,868
Electric - 13 .05%
American Electric Power Co Inc 107,958 13,362
Axia Energia 360,492 4,248
Axia Energia ADR 47,323 556
Black Hills Corp 20,888 1,541
Brookfield Renewable Corp
(b)
203,278 8,434
CGN Power Co Ltd
(h)
667,000 260
China Longyuan Power Group Corp Ltd 176,000 156
China Resources Power Holdings Co Ltd 128,000 306
Cia Energetica de Minas Gerais ADR 111,715 237
Clearway Energy Inc - Class C 159,969 5,858
CLP Holdings Ltd 683,000 5,974
CMS Energy Corp 100,501 7,582
Consolidated Edison Inc 22,094 2,217
Constellation Energy Corp 29,977 10,922
Dominion Energy Inc 177,817 11,161
Duke Energy Corp 47,455 5,882
E.ON SE 458,201 8,162
Edison International 70,780 4,168
EDP Renovaveis SA 646,204 8,611
Emera Inc 130,934 6,354
Enel SpA 1,955,517 20,209
Engie SA 103,756 2,640
Entergy Corp 137,530 13,412
Exelon Corp 267,908 12,624
HK Electric Investments & HK Electric Investments
Ltd
2,135,000 1,714
Huaneng Power International Inc 238,000 190
Iberdrola SA 712,192 15,033
National Grid PLC 1,205,566 18,317
NextEra Energy Inc 388,696 33,541
OGE Energy Corp 137,330 6,287
PG&E Corp 609,251 9,821
Portland General Electric Co 82,975 4,217
Public Service Enterprise Group Inc 79,246 6,619
Redeia Corp SA 544,933 9,730
Sempra 154,674 14,651
Southern Co/The 66,710 6,079
SSE PLC 496,944 14,457
Terna - Rete Elettrica Nazionale 439,230 4,632
Vistra Corp 17,256 3,086
WEC Energy Group Inc 72,520 8,127
Xcel Energy Inc 90,347 7,418
$ 318,795
Energy - Alternate Sources - 0 .19%
ERG SpA 184,693 4,701
Engineering & Construction - 5 .62%
Aena SME SA
(h)
804,333 21,905
Aeroports de Paris SA 137,203 20,122
Airports of Thailand PCL 2,367,000 3,183
Athens International Airport SA 254,750 3,001
Auckland International Airport Ltd 3,376,857 15,508
Beijing Capital International Airport Co Ltd
(g)
1,538,000 554
Cellnex Telecom SA
(g),(h)
306,135 9,194
China Tower Corp Ltd
(h)
1,986,443 3,145
Corp America Airports SA
(g)
29,112 738
Dalrymple Bay Infrastructure Ltd 399,423 1,181
Enav SpA
(h)
2,628,277 13,966
Flughafen Zurich AG 15,473 4,620
Fraport AG Frankfurt Airport Services
Worldwide
(g)
24,032 2,016

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Grupo Aeroportuario del Centro Norte SAB de CV
ADR
25,220 $ 2,713
Grupo Aeroportuario del Pacifico SAB de CV ADR 31,001 7,362
Grupo Aeroportuario del Sureste SAB de CV
ADR
(b)
32,713 9,878
Japan Airport Terminal Co Ltd 79,900 2,316
Sacyr SA 1,724,522 7,706
SATS Ltd 710,400 1,867
Vinci SA 43,841 6,222
$ 137,197
Entertainment - 0 .04%
Crown Finance US Inc - 4A2 Shares
(g)
49,205 1,003
Food - 0 .03%
Ingredion Inc 5,925 637
Forest Products & Paper - 1 .18%
Acadian Timber Corp
(b)
34,752 390
Canfor Corp
(g)
60,166 530
Empresas CMPC SA 327,399 458
Holmen AB 29,080 1,065
International Paper Co 206,959 8,171
Mondi PLC 235,981 2,715
Nine Dragons Paper Holdings Ltd
(g)
1,219,000 985
Oji Holdings Corp 640,200 3,371
Sappi Ltd 184,185 241
Suzano SA ADR
(b)
234,400 2,098
Suzano SA 176,600 1,580
Sylvamo Corp 13,580 643
UPM-Kymmene Oyj 239,640 6,543
$ 28,790
Gas - 0 .63%
China Gas Holdings Ltd 2,755,200 3,047
NiSource Inc 76,247 3,365
Snam SpA 662,092 4,405
Spire Inc 50,837 4,507
$ 15,324
Hand & Machine Tools - 0 .02%
Makita Corp 14,100 410
Healthcare - Products - 0 .00%
Carestream Health Inc
(g)
17,410 13
Healthcare - Services - 0 .13%
Chartwell Retirement Residences 212,100 3,063
Millennium Health LLC
(g),(i),(j)
20,580 2
Millennium Health LLC
(g),(i),(j)
19,318 —
$ 3,065
Home Builders - 0 .18%
DR Horton Inc 4,874 775
KB Home 5,362 345
Meritage Homes Corp 4,009 293
PulteGroup Inc 6,185 787
Sumitomo Forestry Co Ltd 125,100 1,335
Toll Brothers Inc 5,362 750
$ 4,285
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 4,104 232
Internet - 0 .00%
Catalina Marketing Corp
(g)
4,112 123
Iron & Steel - 0 .76%
ArcelorMittal SA 21,586 936
ArcelorMittal SA 143,456 6,186
Fortescue Ltd 84,166 1,183
Nippon Steel Corp 272,000 1,098
Novolipetsk Steel PJSC
(g)
1,124,750 —
Nucor Corp 26,352 4,202
POSCO Holdings Inc 3,812 804
Reliance Inc 2,663 744
Severstal PAO
(g)
149,085 —
Steel Dynamics Inc 7,005 1,176
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
Vale SA ADR 181,520 $ 2,289
$ 18,618
Machinery - Construction & Mining - 0 .13%
Caterpillar Inc 5,521 3,179
Machinery - Diversified - 0 .14%
ANDRITZ AG 7,172 519
Deere & Co 4,506 2,093
Kadant Inc 799 222
Valmet Oyj 16,878 552
$ 3,386
Mining - 4 .32%
Agnico Eagle Mines Ltd 25,504 4,449
Agnico Eagle Mines Ltd 9,652 1,684
Alamos Gold Inc 83,475 3,130
Alcoa Corp 113,201 4,725
Anglo American PLC 158,740 6,000
Anglogold Ashanti Plc 21,464 1,839
Antofagasta PLC 17,467 639
Barrick Mining Corp 86,418 3,613
BHP Group Ltd 256,955 7,031
Cameco Corp 15,478 1,373
Cameco Corp 15,511 1,373
Capstone Copper Corp
(g)
291,768 2,591
China Hongqiao Group Ltd 134,000 534
First Quantum Minerals Ltd
(g)
34,309 782
Franco-Nevada Corp 9,729 2,034
Freeport-McMoRan Inc 234,665 10,086
Glencore PLC
(g)
488,224 2,334
Gold Fields Ltd ADR 45,308 1,943
Hudbay Minerals Inc 96,406 1,635
Impala Platinum Holdings Ltd ADR 160,959 2,012
Ivanhoe Mines Ltd
(g)
180,638 1,890
Kinross Gold Corp 61,495 1,733
Newmont Corp 138,186 12,537
Norsk Hydro ASA 298,690 2,141
Northern Star Resources Ltd 72,392 1,302
Pan American Silver Corp 95,260 4,350
Polyus PJSC
(g)
124,590 —
Rio Tinto Ltd 18,792 1,630
Rio Tinto PLC 82,529 5,926
Royal Gold Inc 22,331 4,552
Southern Copper Corp 4,147 559
Teck Resources Ltd 22,814 971
Teck Resources Ltd 59,083 2,534
Valterra Platinum Ltd 27,324 1,903
Wheaton Precious Metals Corp 22,992 2,525
Zijin Mining Group Co Ltd 302,000 1,201
$ 105,561
Oil & Gas - 4 .80%
Antero Resources Corp
(g)
78,444 2,858
BP PLC 1,696,123 10,186
Canadian Natural Resources Ltd 208,115 7,043
Cenovus Energy Inc 50,363 898
Chevron Corp 29,746 4,496
ConocoPhillips 73,974 6,561
Coterra Energy Inc 11,794 317
Crescent Energy Co 383,052 3,612
Devon Energy Corp 9,812 364
Diamondback Energy Inc 45,520 6,946
Ecopetrol SA ADR
(b)
8,795 86
Empresas Copec SA 82,429 587
Eni SpA 74,197 1,387
EOG Resources Inc 8,439 910
EQT Corp 24,550 1,494
Equinor ASA 30,143 693
Expand Energy Corp 45,899 5,596
Exxon Mobil Corp 98,363 11,402
Imperial Oil Ltd
(b)
5,585 558
Kunlun Energy Co Ltd 222,000 212

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp 33,934 $ 6,575
Occidental Petroleum Corp 11,107 466
Permian Resources Corp 256,526 3,717
Petroleo Brasileiro SA - Petrobras ADR 66,469 834
Phillips 66 48,494 6,642
Reliance Industries Ltd
(h)
60,434 4,270
Repsol SA 266,015 4,929
Shell PLC 209,361 7,694
Suncor Energy Inc 43,386 1,951
Suncor Energy Inc 126,197 5,651
TotalEnergies SE 74,980 4,933
Valero Energy Corp 13,184 2,330
Woodside Energy Group Ltd 67,834 1,109
$ 117,307
Oil & Gas Services - 0 .08%
Baker Hughes Co 15,239 765
Halliburton Co 13,178 345
SLB Ltd 23,059 836
$ 1,946
Packaging & Containers - 0 .98%
Amcor PLC 212,828 1,813
Billerud Aktiebolag 82,577 817
Graphic Packaging Holding Co 69,282 1,121
Klabin SA 223,090 740
Packaging Corp of America 39,525 8,066
Sealed Air Corp 13,580 583
SIG Group AG 145,425 1,764
Smurfit WestRock PLC 89,151 3,182
Sonoco Products Co 21,121 891
Stora Enso Oyj 413,833 4,870
$ 23,847
Pipelines - 5 .41%
Antero Midstream Corp 26,050 469
APA Group 1,239,322 7,518
Cheniere Energy Inc 62,072 12,940
DT Midstream Inc 7,996 971
Enbridge Inc 685,252 33,310
Gaztransport Et Technigaz SA 3,080 616
Gibson Energy Inc 331,204 6,022
Golar LNG Ltd 9,498 351
Keyera Corp 18,168 587
Kinder Morgan Inc 389,447 10,640
Koninklijke Vopak NV 129,877 5,882
ONEOK Inc 205,958 14,998
Pembina Pipeline Corp 44,423 1,722
South Bow Corp 267,367 7,353
Targa Resources Corp 17,945 3,146
TC Energy Corp 242,772 13,116
Williams Cos Inc/The 206,642 12,591
$ 132,232
Real Estate - 2 .47%
CBRE Group Inc
(g)
24,298 3,932
City Developments Ltd 519,700 2,903
CoStar Group Inc
(g)
45,885 3,157
CTP NV
(h)
55,900 1,191
Fastighets AB Balder
(g)
492,800 3,543
Mitsui Fudosan Co Ltd 2,221,900 26,097
Qualitas Ltd
(b)
1,515,269 3,724
Sky Harbour Group Corp
(g)
19,772 183
Sun Hung Kai Properties Ltd 728,100 9,247
Swire Properties Ltd 1,155,500 3,176
TAG Immobilien AG 185,400 3,162
$ 60,315
REITs - 22 .49%
Agree Realty Corp 145,742 10,963
Alexandria Real Estate Equities Inc 47,140 2,530
American Healthcare REIT Inc 478,997 24,323
American Homes 4 Rent 406,975 13,072
American Tower Corp 46,100 8,357
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
AvalonBay Communities Inc 99,293 $ 18,065
Boardwalk Real Estate Investment Trust 52,200 2,399
BXP Inc 53,723 3,887
Camden Property Trust 36,376 3,868
CapitaLand Integrated Commercial Trust 5,372,015 9,757
COPT Defense Properties 175,069 5,380
Cousins Properties Inc 212,238 5,472
Crown Castle Inc 108,799 9,931
Digital Realty Trust Inc 89,885 14,392
Equinix Inc 37,561 28,296
Equity LifeStyle Properties Inc 75,400 4,740
Equity Residential 59,996 3,705
Essex Property Trust Inc 42,766 11,274
Extra Space Storage Inc 128,952 17,173
Federal Realty Investment Trust 39,507 3,901
Gaming and Leisure Properties Inc 124,499 5,419
Goodman Group 846,968 16,484
Healthpeak Properties Inc 220,794 4,032
Host Hotels & Resorts Inc 225,098 3,968
InvenTrust Properties Corp 203,983 5,822
Invitation Homes Inc 131,934 3,721
Iron Mountain Inc 40,631 3,508
Japan Hotel REIT Investment Corp 5,295 2,926
Keppel DC REIT 3,144,228 5,611
Kimco Realty Corp 177,188 3,661
Klepierre SA 394,392 15,353
Link REIT 1,161,114 5,515
Merlin Properties Socimi SA 301,600 4,455
Mid-America Apartment Communities Inc 27,932 3,796
Mitsui Fudosan Accommodations Fund Inc 5,603 4,768
Nippon Building Fund Inc 6,353 6,074
Nippon Prologis REIT Inc 5,501 3,315
PotlatchDeltic Corp 60,782 2,446
Prologis Inc 337,540 43,384
Prologis Property Mexico SA de CV 627,221 2,685
Public Storage 13,728 3,769
Rayonier Inc 118,106 2,623
Realty Income Corp 66,668 3,841
Regency Centers Corp 143,740 10,228
Ryman Hospitality Properties Inc 106,900 10,201
Sabra Health Care REIT Inc 276,645 5,397
Safestore Holdings PLC 409,145 4,012
SBA Communications Corp 20,475 3,978
Segro PLC 597,050 5,641
Sekisui House Reit Inc 6,000 3,058
Simon Property Group Inc 64,862 12,085
Stockland 1,699,634 6,702
UDR Inc 103,674 3,776
Unibail-Rodamco-Westfield
(g)
77,989 8,284
UNITE Group PLC/The 772,188 5,394
Ventas Inc 326,764 26,347
VICI Properties Inc 632,234 18,221
Vornado Realty Trust 160,916 5,925
Welltower Inc 259,895 54,115
Weyerhaeuser Co 332,315 7,380
$ 549,405
Retail - 0 .04%
Gymboree Corp/The
(g),(i)
17,842 —
Gymboree Holding Corp
(g),(i)
48,577 —
Home Depot Inc/The 1,179 421
Lowe's Cos Inc 2,561 621
$ 1,042
Semiconductors - 0 .00%
Bright Bidco - 1145 Shares
(g)
11,047 3
Bright Bidco - 4A2 Shares
(g)
15,092 3
$ 6

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0 .00%
Bloom Parent Inc
(g),(i)
103 $ 103
Riverbed Technology Inc
(g),(i)
15,335 —
$ 103
Storage & Warehousing - 0 .02%
Westshore Terminals Investment Corp 25,469 464
Telecommunications - 0 .20%
Altice France SA
(g)
4,574 83
MLN US Holdco LLC
(g),(i)
1,264 —
NEXTDC Ltd
(g)
491,588 4,380
Windstream
(g),(k)
26,873 537
$ 5,000
Transportation - 0 .86%
American Commercial Lines Inc
(g)
573 22
American Commercial Lines Inc - Warrants
(g)
603 24
Canadian National Railway Co 81,085 7,765
Getlink SE 259,770 4,699
Qube Holdings Ltd 1,436,193 4,573
Union Pacific Corp 16,717 3,876
$ 20,959
Water - 1 .68%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
25,375 669
Essential Utilities Inc 226,916 8,984
Guangdong Investment Ltd 166,000 160
Pennon Group PLC 1,560,917 11,400
Severn Trent PLC 238,109 8,881
United Utilities Group PLC 670,613 10,982
$ 41,076
TOTAL COMMON STOCKS $ 1,691,934
PREFERRED STOCKS - 0 .23 % Shares Held Value (000's)
Electric - 0 .22%
Cia Paranaense de Energia - Copel 0.44% 2,021,534 $ 5,420
Transportation - 0 .01%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(g)
6,729 1
American Commercial Lines Inc Preferred B
2.50%
2,428 141
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(g)
17,060 6
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(g)
1,706 99
$ 247
TOTAL PREFERRED STOCKS $ 5,667
BONDS - 0 .50%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0 .00%
Enterprise Fleet Financing 2025-4 LLC
4.28%, 06/20/2032
(h)
$ 84 $ 84
Commercial Mortgage Backed Securities - 0 .14%
BAMLL Trust 2024-BHP
6.31%, 08/15/2039
(h)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
5.85%, 07/15/2041
(h)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BFLD Commercial Mortgage Trust 2025-660F
5.46%, 11/15/2042
(h)
140 140
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Trust 2025-EWEST
5.51%, 06/15/2042
(h)
206 207
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2024-AIRC
5.65%, 08/15/2041
(h)
$ 183 $ 183
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-MDHS
5.60%, 05/15/2041
(h)
242 242
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.10%, 02/15/2039
(h)
232 233
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Commercial Mortgage Trust 2025-JDI
5.40%, 11/15/2042
(h)
140 140
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BX Trust 2025-VOLT
0.00%, 12/15/2044
(g),(h),(l)
33 33
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
CIP Commercial Mortgage Trust 2025-SBAY
5.36%, 10/15/2037
(h)
135 135
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
COMM 2024-WCL1 MORTGAGE TRUST
5.80%, 06/15/2041
(h)
180 180
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
5.60%, 08/15/2041
(h)
70 70
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBC 2025-DBC Mortgage Trust
5.31%, 11/15/2042
(h)
140 140
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037
(h),(m)
110 112
GWT 2024-WLF2
5.65%, 05/15/2041
(h)
320 320
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HONO 2021-LULU Mortgage Trust
5.22%, 10/15/2036
(h)
100 99
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
5.55%, 06/15/2039
(h)
270 270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
NCMF Trust 2025-MFS
5.05%, 06/10/2033
(h),(m)
209 210
PENN Commercial Mortgage Trust 2025-P11
5.52%, 08/10/2042
(h),(m)
143 146
SHRN Trust 2025-MF18
5.16%, 10/15/2040
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
UNIV Trust 2025-APTS
5.60%, 11/15/2030
(h)
180 180
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.65%
$ 3,530
Electric - 0 .00%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 92

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .02%
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(h),(m),(n)
$ 362 $ 385
Mortgage Backed Securities - 0 .17%
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070
(h),(m)
195 197
Barclays Mortgage Loan Trust 2025-NQM3
5.64%, 05/25/2065
(h),(m)
265 266
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(h),(m)
191 191
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(h),(m)
398 338
Fannie Mae REMICS
5.52%, 02/25/2055 86 86
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
5.67%, 05/25/2055 122 123
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
Freddie Mac REMICS
5.47%, 11/25/2054 359 361
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.40%
5.47%, 02/25/2055 285 287
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.40%
5.52%, 12/25/2054 604 608
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
HOMES 2025-AFC2 Trust
5.47%, 06/25/2060
(h),(m)
273 275
JP Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(h),(m)
306 303
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(h),(m)
148 148
PRPM 2025-NQM2 Trust
5.69%, 04/25/2070
(h),(m)
227 228
PRPM 2025-NQM3 Trust
5.61%, 05/25/2070
(h),(m)
158 159
Santander Mortgage Asset Receivable Trust
2025-NQM2
5.73%, 02/25/2065
(h),(m)
183 185
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(h),(m)
275 275
$ 4,030
Other Asset Backed Securities - 0 .04%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(h)
251 246
Foundation Finance Trust 2025-3
4.56%, 08/15/2052
(h)
100 100
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(h)
260 255
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(h)
335 339
$ 940
Sovereign - 0 .11%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 1,200 210
9.76%, 01/01/2035 4,490 702
Israel Government International Bond
5.75%, 03/12/2054 $ 204 199
Japan Government Thirty Year Bond
2.30%, 12/20/2054 JPY 49,050 254
2.40%, 03/20/2055 47,150 250
Mexico Government International Bond
6.35%, 02/09/2035 $ 376 396
6.88%, 05/13/2037 200 215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
6.85%, 08/12/2035 PEN 110 $ 35
7.60%, 08/12/2039 354 116
United Kingdom Gilt
4.25%, 12/07/2055 GBP 240 273
$ 2,650
Telecommunications - 0 .02%
CommScope LLC
9.50%, 12/15/2031
(b),(h)
$ 553 561
TOTAL BONDS $ 12,272
SENIOR FLOATING RATE INTERESTS
- 2 .78%
Principal
Amount (000's) Value (000's)
Advertising - 0 .04%
Advantage Sales & Marketing Inc ; Term Loan B2
8.45%, 10/28/2027
(o)
$ 150 $ 129
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc ; Term Loan B
8.08%, 08/23/2028
(o)
508 509
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CMG Media Corp ; Term Loan B2
7.60%, 06/18/2029
(o)
77 70
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Planet US Buyer LLC ; Term Loan B
7.20%, 02/07/2031
(o)
310 312
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,020
Aerospace & Defense - 0 .09%
Bleriot US Bidco Inc ; Term Loan B
6.50%, 10/31/2030
(o)
191 192
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Goat Holdco LLC ; Term Loan B
6.71%, 12/10/2031
(o)
343 344
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Kaman Corp ; Term Loan B
6.66%, 01/30/2032
(o)
433 434
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Kaman Corp ; Delayed Draw Term Loan B-DD
6.42%, 02/26/2032
(o)
4 4
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan J
6.50%, 02/28/2031
(o)
642 643
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan L
6.50%, 01/19/2032
(o)
236 236
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan M
6.50%, 08/19/2032
(o)
260 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,113
Airlines - 0 .03%
AAdvantage Loyalty IP Ltd ; Term Loan B
6.13%, 04/20/2028
(o)
91 91
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Air Canada ; Term Loan B
5.96%, 03/21/2031
(o)
$ 268 $ 268
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
United Airlines Inc ; Term Loan B
5.95%, 02/22/2031
(o)
140 140
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP ; Term Loan B
7.25%, 02/14/2031
(o)
119 119
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 618
Apparel - 0 .02%
ABG Intermediate Holdings 2 LLC ; Term Loan B1
6.21%, 12/21/2028
(o)
26 26
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Beach Acquisition Bidco LLC ; Term Loan B1
7.31%, 06/25/2032
(o)
140 141
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Varsity Brands Inc ; Term Loan B
7.03%, 08/26/2031
(o)
239 240
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
WH Borrower LLC ; Term Loan B
8.39%, 02/20/2032
(o)
75 75
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 482
Automobile Manufacturers - 0 .01%
Allison Transmission Inc ; Term Loan B
0.00%, 11/05/2032
(o),(p)
156 156
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Automobile Parts & Equipment - 0 .03%
Clarios Global LP ; Term Loan B
6.46%, 05/04/2030
(o)
423 422
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
6.71%, 01/28/2032
(o)
209 210
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dexko Global Inc ; Term Loan B
7.83%, 10/04/2028
(o)
216 213
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 845
Beverages - 0 .03%
BrewCo Borrower LLC
11.03%, 09/30/2030
(o)
44 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
11.10%, 09/30/2030
(o)
10 8
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Naked Juice LLC ; Term Loan
9.50%, 01/24/2029
(o)
109 109
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Pegasus Bidco BV ; Term Loan B
6.60%, 07/12/2029
(o)
177 178
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Primo Brands Corp ; Term Loan B
6.25%, 03/31/2028
(o)
$ 293 $ 293
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 606
Biotechnology - 0 .00%
Genmab AS
0.00%, 11/19/2032
(o),(p)
78 78
Building Materials - 0 .07%
ACProducts Holdings Inc ; Term Loan B
8.51%, 05/17/2028
(o)
488 409
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC ; Term Loan B
6.96%, 07/22/2032
(o)
481 482
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cornerstone Building Brands Inc ; Term Loan B
7.31%, 04/12/2028
(o)
443 352
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cornerstone Building Brands Inc ; Term Loan
9.58%, 08/01/2028
(o)
33 26
CME Term Secured Overnight Financing
Rate 1 Month + 5.63%
CP Atlas Buyer Inc ; Term Loan B
9.21%, 07/08/2030
(o)
203 194
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
MI Windows And Doors LLC ; Term Loan B3
6.71%, 03/21/2031
(o)
44 44
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Quikrete Holdings Inc ; Term Loan B3
6.21%, 02/10/2032
(o)
103 103
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quikrete Holdings Inc ; Term Loan B1
6.22%, 04/14/2031
(o)
88 88
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,698
Chemicals - 0 .05%
Ecovyst Catalyst Technologies LLC ; Term Loan B
5.84%, 06/12/2031
(o)
202 202
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc ; Term Loan B
7.50%, 03/29/2032
(o)
62 61
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Nouryon Finance BV ; Term Loan B
7.04%, 04/03/2028
(o)
531 529
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Qnity Electronics Inc ; Term Loan B
5.70%, 11/01/2032
(o)
246 247
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Solstice Advanced Materials Inc ; Term Loan B
5.15%, 09/17/2032
(o)
110 110
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
USALCO LLC ; Term Loan B
7.46%, 09/30/2031
(o)
69 69
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 1,218

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0 .18%
Allied Universal Holdco LLC ; Term Loan B
7.31%, 08/06/2032
(o)
$ 425 $ 427
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Anticimex Global AB ; Term Loan B1
7.76%, 11/16/2028
(o)
451 453
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Belron Finance 2019 LLC ; Term Loan B
6.12%, 10/16/2031
(o)
134 135
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Boost Newco Borrower LLC ; Term Loan B2
6.00%, 01/31/2031
(o)
454 455
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Camelot US Acquisition LLC ; Term Loan B
6.71%, 01/31/2031
(o)
8 8
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority ; Term Loan B
8.71%, 03/29/2032
(o)
105 107
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Creative Artists Agency LLC ; Term Loan B
6.47%, 10/01/2031
(o)
151 151
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ensemble RCM LLC ; Term Loan B
6.84%, 08/01/2029
(o)
139 140
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Garda World Security Corp ; Term Loan B
6.95%, 02/01/2029
(o)
452 451
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jupiter Buyer Inc ; Term Loan B
8.25%, 10/10/2031
(o)
200 202
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Medical Solutions Holdings Inc ; Term Loan B
7.44%, 10/06/2028
(o)
245 49
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Mister Car Wash Holdings Inc ; Term Loan B
6.50%, 03/27/2031
(o)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
OMNIA Partners LLC ; Term Loan B
6.36%, 07/25/2030
(o)
196 196
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Prime Security Services Borrower LLC ; Term Loan
B1
6.13%, 10/13/2030
(o)
277 277
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Signal Parent Inc ; Term Loan B
7.44%, 04/03/2028
(o)
39 26
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Spin Holdco Inc ; Term Loan B
8.39%, 03/03/2028
(o)
459 374
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Wand NewCo 3 Inc ; Term Loan B2
6.42%, 01/30/2031
(o)
$ 317 $ 317
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
WEX Inc ; Term Loan B2
5.71%, 03/31/2028
(o)
61 61
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
XPLOR T1 LLC ; Term Loan B
7.50%, 06/24/2031
(o)
138 138
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
XPLOR T1 LLC
0.00%, 06/24/2032
(o),(p)
125 124
$ 4,266
Computers - 0 .11%
Amentum Holdings Inc ; Term Loan B
6.21%, 07/29/2031
(o)
82 82
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Fortress Intermediate 3 Inc ; Term Loan B
7.01%, 06/27/2031
(o)
202 201
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
McAfee Corp ; Term Loan B1
6.96%, 03/01/2029
(o)
382 352
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp ; Term Loan B
7.03%, 04/16/2029
(o)
76 76
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Peraton Corp ; Term Loan B
7.69%, 02/01/2028
(o)
302 264
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc ; Term Loan B
8.72%, 03/21/2031
(o)
114 95
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Ping Identity Corp
6.59%, 10/29/2032
(o)
43 43
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Synechron Inc ; Term Loan B
7.72%, 10/03/2031
(o)
162 160
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Tempo Acquisition LLC ; Term Loan B1
5.71%, 08/31/2028
(o)
88 85
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
VeriFone Systems Inc ; Term Loan
9.35%, 08/18/2028
(o)
299 283
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Vision Solutions Inc ; Term Loan B
8.10%, 04/23/2028
(o)
248 234
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
X Corp ; Term Loan B1
10.45%, 10/26/2029
(o)
671 653
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
X Corp ; Term Loan B3
9.50%, 10/26/2029
(o)
188 186
$ 2,714

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .00%
VC GB Holdings I Corp ; Term Loan B
7.76%, 06/30/2028
(o)
$ 61 $ 61
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Cosmetics & Personal Care - 0 .02%
Conair Holdings LLC ; Term Loan B
7.83%, 05/17/2028
(o)
56 27
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Opal US LLC ; Term Loan B4
6.90%, 04/28/2032
(o)
330 332
CME Term Secured Overnight Financing
Rate 6 Month + 3.00%
$ 359
Distribution & Wholesale - 0 .02%
Gates Corp/DE ; Term Loan B5
5.71%, 06/04/2031
(o)
134 134
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
OPENLANE Inc ; Term Loan B
6.37%, 10/01/2032
(o)
123 123
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Resideo Funding Inc ; Term Loan B
6.04%, 08/13/2032
(o)
115 115
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 372
Diversified Financial Services - 0 .01%
Dechra Finance US LLC ; Term Loan B
7.44%, 01/27/2032
(o)
94 95
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ditech Holding Corp ; Term Loan B-Exit
0.00%, 06/30/2022
(g),(i),(o)
792 —
3 Month USD LIBOR + 6.00%
Kestra Advisor Services Holdings A Inc ; Term Loan
B
6.96%, 03/22/2031
(o)
179 180
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Orion US Finco Inc ; Term Loan B
7.43%, 10/08/2032
(o)
46 46
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 321
Electric - 0 .08%
Cornerstone Generation LLC ; Term Loan B
7.09%, 08/11/2032
(o)
269 271
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Invenergy Thermal Operating I LLC
6.73%, 05/06/2032
(o)
5 5
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.73%, 05/06/2032
(o)
86 86
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
NRG Energy Inc ; Term Loan B
5.59%, 04/16/2031
(o)
95 95
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Talen Energy Supply LLC ; Term Loan B
6.35%, 05/17/2030
(o)
$ 849 $ 851
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
6.35%, 12/11/2031
(o)
663 664
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,972
Electronics - 0 .01%
Ingram Micro Inc ; Term Loan B2
6.25%, 09/19/2031
(o)
115 115
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Pinnacle Buyer LLC ; Term Loan B
6.49%, 09/10/2032
(o)
71 72
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Spectris PLC
0.00%, 09/24/2032
(o),(p)
40 40
$ 227
Engineering & Construction - 0 .05%
Apple Bidco LLC ; Term Loan B
6.46%, 09/22/2031
(o)
389 391
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brand Industrial Services Inc ; Term Loan B
8.35%, 08/01/2030
(o)
118 105
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Brown Group Holding LLC ; Term Loan B1
6.47%, 07/01/2031
(o)
266 267
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brown Group Holding LLC ; Term Loan B2
6.73%, 07/01/2031
(o)
227 228
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc ; Term Loan B
6.23%, 07/09/2032
(o)
110 110
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
DG Investment Intermediate Holdings 2 Inc ; Term
Loan B
7.71%, 07/09/2032
(o)
32 32
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Green Infrastructure Partners Inc
6.76%, 09/17/2032
(o)
82 82
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 1,215
Entertainment - 0 .15%
Allwyn International A.S.
5.91%, 06/11/2031
(o)
80 76
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
AMC Entertainment Holdings Inc ; Term Loan
10.96%, 01/04/2029
(o)
875 877
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc ; Term Loan B
6.21%, 02/06/2030
(o)
318 314
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Caesars Entertainment Inc ; Term Loan B1
6.21%, 02/06/2031
(o)
171 169
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc ; Term Loan B
6.23%, 05/24/2030
(o)
$ 243 $ 243
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Crown Finance US Inc ; Term Loan B
8.48%, 12/02/2031
(o)
457 457
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Entain Holdings Gibraltar Ltd
6.25%, 10/31/2029
(o)
548 547
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Flutter Financing BV ; Term Loan B
5.75%, 11/30/2030
(o)
180 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
6.00%, 06/04/2032
(o)
169 169
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Herschend Entertainment Co LLC ; Term Loan
7.21%, 05/27/2032
(o)
95 95
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc ; Term Loan B2
6.21%, 04/14/2029
(o)
93 93
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Motion Finco Sarl ; Term Loan B3
7.79%, 11/12/2029
(o)
108 92
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Scientific Games Holdings LP ; Term Loan B
6.93%, 04/04/2029
(o)
311 305
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc ; Term Loan
B3
5.96%, 12/04/2031
(o)
82 81
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
TKO Worldwide Holdings LLC ; Term Loan B5
5.87%, 11/21/2031
(o)
40 40
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 3,737
Environmental Control - 0 .04%
GFL ES US LLC ; Term Loan B
6.67%, 02/04/2032
(o)
170 170
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Madison IAQ LLC ; Term Loan B
6.70%, 06/21/2028
(o)
112 113
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp ; Term Loan B1
6.21%, 11/30/2028
(o)
145 145
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp ; Term Loan C1
6.21%, 11/30/2028
(o)
11 11
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp ; Term Loan B
6.20%, 01/31/2031
(o)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Win Waste Innovations Holdings Inc ; Term Loan
6.83%, 03/24/2028
(o)
$ 493 $ 493
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 982
Food - 0 .03%
Aspire Bakeries Hldgs LLC
7.47%, 12/23/2030
(o)
109 109
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
B&G Foods Inc ; Term Loan B5
7.46%, 10/10/2029
(o)
29 28
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
CHG PPC Parent LLC ; Term Loan B
7.08%, 12/08/2028
(o)
174 175
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc ; Term Loan B
6.72%, 02/12/2031
(o)
180 180
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Froneri US Inc ; Term Loan B6
6.37%, 07/16/2032
(o)
264 264
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Savor Acquisition Inc ; Term Loan B
6.84%, 02/19/2032
(o)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 829
Hand & Machine Tools - 0 .00%
Madison Safety & Flow LLC ; Term Loan B
6.47%, 09/26/2031
(o)
111 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Healthcare - Products - 0 .05%
Bausch + Lomb Corp ; Term Loan B
8.21%, 01/15/2031
(o)
195 197
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Insulet Corp ; Term Loan B
5.96%, 08/01/2031
(o)
138 138
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Medline Borrower LP ; Term Loan B
5.96%, 10/23/2028
(o)
714 715
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Viant Medical Holdings Inc ; Term Loan
7.96%, 10/17/2031
(o)
202 200
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Vyaire Medical Inc
0.00%, 10/10/2024
(g),(i),(o)
287 —
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
0.00%, 04/16/2025
(g),(i),(o)
510 —
$ 1,250
Healthcare - Services - 0 .15%
ADMI Corp ; Term Loan B1
9.71%, 12/23/2027
(o)
108 103
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Global Medical Response Inc ; Term Loan B
7.38%, 10/01/2032
(o)
205 206
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
National Mentor Holdings Inc ; Term Loan B
7.82%, 03/02/2028
(o)
$ 231 $ 228
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc ; Term Loan C
7.86%, 03/02/2028
(o)
10 10
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Onex TSG Intermediate Corp
7.59%, 08/06/2032
(o)
113 113
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Pacific Dental Services LLC ; Term Loan B
6.46%, 03/15/2031
(o)
204 204
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Guarantor Inc ; Term Loan B5
6.46%, 02/21/2031
(o)
339 341
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Newco Inc ; Term Loan B
6.21%, 11/15/2028
(o)
626 629
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc ; Term Loan B
8.50%, 06/30/2032
(o)
249 248
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Select Medical Corp ; Term Loan B2
5.97%, 12/03/2031
(o)
61 60
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sound Inpatient Physicians Inc ; PIK Term Loan A
9.76%, PIK 1.00%, 06/28/2028
(n),(o)
25 26
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Sound Inpatient Physicians Inc ; PIK Term Loan B
7.76%, PIK 1.50%, 06/28/2028
(n),(o)
281 275
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Star Parent Inc ; Term Loan B
8.00%, 09/27/2030
(o)
96 96
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc ; Term Loan
6.46%, 12/19/2030
(o)
700 701
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Team Health Holdings Inc ; Term Loan B
8.34%, 06/23/2028
(o)
473 474
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
US Radiology Specialists Inc ; Term Loan B
8.74%, 12/15/2027
(o)
25 25
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 3,739
Holding Companies - Diversified - 0 .01%
Rosen International Sarl
6.09%, 03/26/2031
(o)
262 262
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Home Furnishings - 0 .04%
AI Aqua Merger Sub Inc ; Term Loan B
6.91%, 07/30/2028
(o)
501 502
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings (continued)
Somnigroup International Inc ; Term Loan B
6.22%, 10/24/2031
(o)
$ 144 $ 144
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Weber-Stephen Products LLC
7.73%, 09/17/2032
(o)
239 239
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 885
Insurance - 0 .19%
Acrisure LLC ; Term Loan B6
6.96%, 11/06/2030
(o)
325 325
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Alera Group Inc ; Term Loan B
7.22%, 05/31/2032
(o)
210 211
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Alliant Holdings Intermediate LLC ; Term Loan B
6.46%, 09/19/2031
(o)
776 776
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
AmWINS Group Inc ; Term Loan B
6.25%, 01/30/2032
(o)
231 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Asurion LLC ; Term Loan B9
7.33%, 07/31/2027
(o)
222 222
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC ; Term Loan B3
9.33%, 01/31/2028
(o)
283 270
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC ; Term Loan B4
9.33%, 01/20/2029
(o)
109 102
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC ; Term Loan B11
8.32%, 08/19/2028
(o)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Asurion LLC ; Term Loan B13
8.21%, 09/19/2030
(o)
284 279
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Broadstreet Partners Group LLC ; Term Loan B4
6.71%, 06/14/2031
(o)
734 736
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CRC Insurance Group LLC ; Term Loan B
6.75%, 05/06/2031
(o)
263 263
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
HUB International Ltd ; Term Loan B
6.12%, 06/20/2030
(o)
485 486
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Sedgwick Claims Management Services Inc ; Term
Loan B
6.46%, 07/31/2031
(o)
438 439
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Trucordia Insurance Holdings LLC ; Term Loan
7.21%, 06/17/2032
(o)
130 130
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
USI Inc/NY ; Term Loan C
6.25%, 09/27/2030
(o)
$ 77 $ 77
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc/NY ; Term Loan D
6.25%, 11/21/2029
(o)
167 167
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 4,734
Internet - 0 .03%
CNT Holdings I Corp ; Term Loan B
6.09%, 11/08/2032
(o)
365 365
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Proofpoint Inc ; Term Loan B
6.96%, 08/31/2028
(o)
355 357
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 722
Investment Companies - 0 .01%
Acuren Delaware Holdco Inc ; Term Loan
6.71%, 07/30/2031
(o)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aragorn Parent Corp ; Term Loan B
7.46%, 12/15/2028
(o)
201 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 248
Leisure Products & Services - 0 .04%
Alterra Mountain Co ; Term Loan B8
6.46%, 05/31/2030
(o)
409 410
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Alterra Mountain Co ; Term Loan B6
6.46%, 08/17/2028
(o)
76 76
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GBT US III LLC ; Term Loan B1
6.36%, 07/25/2031
(o)
111 111
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Hayward Industries Inc ; Term Loan B
6.58%, 05/28/2028
(o)
355 356
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Topgolf Callaway Brands Corp ; Term Loan B
6.96%, 03/16/2030
(o)
106 107
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,060
Lodging - 0 .01%
Fertitta Entertainment LLC/NV ; Term Loan B
7.21%, 01/13/2029
(o)
142 141
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .07%
Chart Industries Inc ; Term Loan B
6.48%, 03/15/2030
(o)
275 276
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Husky Injection Molding Systems Ltd ; Term Loan B
7.75%, 02/01/2029
(o)
281 283
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Oregon Tool Lux LP ; Term Loan
8.14%, 10/15/2029
(o)
$ 104 $ 75
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.23%, 10/15/2029
(o)
43 44
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
TK Elevator US Newco Inc ; Term Loan B
7.20%, 04/30/2030
(o)
781 786
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Victory Buyer LLC ; Term Loan
7.83%, 11/18/2028
(o)
293 293
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,757
Media - 0 .09%
Cengage Learning Inc ; Term Loan B
7.62%, 03/22/2031
(o)
237 235
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC ; Term Loan
6.84%, 10/30/2030
(o)
201 201
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
CSC Holdings LLC ; Term Loan B5
8.38%, 04/15/2027
(o)
157 139
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
EW Scripps Co/The ; Term Loan B2
9.82%, 06/30/2028
(o)
15 16
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
EW Scripps Co/The ; Term Loan B3
7.42%, 11/30/2029
(o)
32 31
CME Term Secured Overnight Financing
Rate 1 Month + 3.35%
McGraw-Hill Education Inc ; Term Loan B2
6.81%, 08/06/2031
(o)
105 106
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Numericable US LLC
8.11%, 04/30/2028
(o)
126 125
CME Term Secured Overnight Financing
Rate 3 Month + 4.13%
9.05%, 10/30/2028
(o)
114 113
CME Term Secured Overnight Financing
Rate 3 Month + 5.06%
9.36%, 05/14/2029
(o)
304 302
CME Term Secured Overnight Financing
Rate 3 Month + 5.38%
10.86%, 05/31/2031
(o)
273 274
CME Term Secured Overnight Financing
Rate 3 Month + 6.88%
Sinclair Television Group Inc ; Term Loan B6
7.40%, 12/31/2029
(o)
66 60
CME Term Secured Overnight Financing
Rate 1 Month + 3.30%
Sunrise Financing Partnership ; Term Loan AAA
6.69%, 02/13/2032
(o)
105 105
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Virgin Media Bristol LLC ; Term Loan Y
7.05%, 03/31/2031
(o)
169 166
CME Term Secured Overnight Financing
Rate 6 Month + 3.18%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
WideOpenWest Finance LLC ; Term Loan
7.17%, 12/11/2028
(o)
$ 278 $ 252
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership ; Term Loan I
6.71%, 04/28/2028
(o)
186 185
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,310
Mining - 0 .01%
Arsenal AIC Parent LLC ; Term Loan B
6.72%, 08/18/2030
(o)
156 156
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .07%
Berlin Packaging LLC ; Term Loan B7
7.24%, 06/09/2031
(o)
249 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Clydesdale Acquisition Holdings Inc ; Term Loan B
7.14%, 04/13/2029
(o)
255 254
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
7.21%, 03/26/2032
(o)
424 421
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Klockner Pentaplast of America Inc ; Term Loan B
0.00%, 02/12/2026
(g),(o)
347 159
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
Proampac PG Borrower LLC ; Term Loan B
7.89%, 09/15/2028
(o)
282 282
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc ; Term Loan B
7.46%, 03/27/2031
(o)
171 171
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TricorBraun Holdings Inc ; Term Loan
7.21%, 03/03/2031
(o)
76 75
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 1,611
Pharmaceuticals - 0 .05%
1261229 BC Ltd ; Term Loan B
10.17%, 09/25/2030
(o)
272 268
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Amneal Pharmaceuticals LLC ; Term Loan B
7.46%, 08/01/2032
(o)
95 96
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gainwell Acquisition Corp ; Term Loan B
8.10%, 10/01/2027
(o)
281 278
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
6.22%, 05/05/2028
(o)
359 360
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co ; Term Loan B
6.24%, 05/19/2031
(o)
321 309
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,311
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0 .06%
BCP Renaissance Parent LLC ; Term Loan B6
6.50%, 10/31/2028
(o)
$ 198 $ 199
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Colossus Acquireco LLC ; Term Loan B
5.87%, 06/11/2032
(o)
95 94
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
EPIC Crude Services LP ; Term Loan B
6.34%, 10/15/2031
(o)
172 173
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Freeport LNG Investments LLLP
7.15%, 11/16/2026
(o)
415 417
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP ; Term Loan B
7.12%, 12/21/2028
(o)
411 412
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
New Fortress Energy Inc ; Term Loan B
9.57%, 10/27/2028
(o)
195 87
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Oryx Midstream Services Permian Basin LLC ; Term
Loan B
6.23%, 10/05/2028
(o)
139 139
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Traverse Midstream Partners LLC ; Term Loan B
6.34%, 02/16/2028
(o)
26 26
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,547
Real Estate - 0 .03%
Cushman & Wakefield US Borrower LLC ; Term
Loan B3
6.46%, 01/31/2030
(o)
269 270
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Forest City Enterprises LLC ; Term Loan B
7.58%, 12/09/2025
(o)
397 395
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 665
Retail - 0 .09%
1011778 BC ULC ; Term Loan B6
5.71%, 09/20/2030
(o)
348 347
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Academy Ltd ; Term Loan
7.85%, 11/05/2027
(o)
51 51
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
EG America LLC ; Term Loan B
7.70%, 02/07/2028
(o)
170 171
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Gulfside Supply Inc ; Term Loan B
7.00%, 06/17/2031
(o)
107 106
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp ; Term Loan B
6.46%, 12/15/2030
(o)
297 297
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Johnstone Supply LLC ; Term Loan B
6.45%, 06/09/2031
(o)
$ 237 $ 237
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Kodiak BP LLC ; Term Loan B
7.75%, 12/04/2031
(o)
37 36
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
LBM Acquisition LLC ; Term Loan B
7.81%, 06/06/2031
(o)
238 224
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC ; Term Loan B1
6.67%, 04/23/2031
(o)
157 157
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan
8.51%, 04/15/2028
(o)
193 185
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Park River Holdings Inc ; Term Loan B
8.49%, 03/15/2031
(o)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Petco Health & Wellness Co Inc ; Term Loan B
7.51%, 03/03/2028
(o)
20 20
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PetSmart LLC ; Term Loan B
7.96%, 08/18/2032
(o)
64 63
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
QXO Building Products Inc ; Term Loan B
6.01%, 04/30/2032
(o)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Restoration Hardware Inc ; Term Loan B
6.58%, 10/20/2028
(o)
163 158
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding LLC ; Term Loan Exit
11.61%, 06/29/2028
(o)
19 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
White Cap Supply Holdings LLC ; Term Loan B
7.21%, 10/19/2029
(o)
113 113
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,293
Software - 0 .38%
Avalara Inc ; Term Loan B
6.74%, 03/26/2032
(o)
204 205
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Avaya LLC ; PIK Term Loan Exit
11.37%, PIK 7.00%, 07/31/2028
(n),(o)
661 593
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc ; Term Loan B
6.96%, 04/30/2031
(o)
236 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
BCPE Pequod Buyer Inc ; Term Loan B
6.97%, 09/19/2031
(o)
159 160
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Boxer Parent Co Inc ; Term Loan B
7.20%, 07/30/2031
(o)
$ 881 $ 877
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Cloud Software Group Inc ; Term Loan B2
7.28%, 03/21/2031
(o)
35 35
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cotiviti Inc ; Term Loan
6.73%, 03/26/2032
(o)
143 138
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cotiviti Inc ; Term Loan B
6.73%, 05/01/2031
(o)
370 355
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Darktrace Finco US LLC ; Term Loan B
7.19%, 10/09/2031
(o)
542 543
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Dayforce Inc ; Term Loan B
5.84%, 03/01/2031
(o)
229 229
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Disco Parent Inc / Duck Creek Technologies Inc
7.22%, 08/06/2032
(o)
45 45
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Ellucian Holdings Inc ; Term Loan B
6.71%, 10/08/2029
(o)
249 249
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Epicor Software Corp ; Term Loan B
6.46%, 05/23/2031
(o)
746 748
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
FinThrive Software Intermediate Holdings Inc ;
Term Loan B
8.00%, 12/15/2028
(o)
95 84
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Genesys Cloud Services Inc ; Term Loan B
6.46%, 01/30/2032
(o)
463 456
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Icon Parent Inc
6.75%, 11/13/2031
(o)
539 540
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Javelin Buyer Inc ; Term Loan
6.59%, 12/05/2031
(o)
331 331
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Kaseya Inc ; Term Loan B
6.96%, 03/20/2032
(o)
235 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Mitchell International Inc ; Term Loan B
7.21%, 06/17/2031
(o)
371 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Open Text Corp ; Term Loan B
0.00%, 01/31/2030
(o),(p)
102 102
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
PointClickCare Technologies Inc ; Term Loan B
6.75%, 11/03/2031
(o)
$ 174 $ 174
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Rackspace Finance LLC ; Term Loan B
6.82%, 05/15/2028
(o)
282 115
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.32%, 05/15/2028
(o)
169 172
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Rocket Software Inc ; Term Loan B
7.71%, 11/28/2028
(o)
432 431
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SS&C Technologies Inc ; Term Loan B8
5.96%, 05/09/2031
(o)
133 134
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc ; Term Loan B
6.34%, 02/10/2031
(o)
1,009 1,008
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
VS Buyer LLC ; Term Loan B
6.09%, 04/12/2031
(o)
168 168
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
West Technology Group LLC ; Term Loan B3
8.09%, 04/09/2027
(o)
249 107
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc ; Term Loan B
6.71%, 09/28/2029
(o)
391 386
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ZoomInfo LLC ; Term Loan B
5.71%, 02/28/2030
(o)
157 155
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 9,384
Telecommunications - 0 .32%
Cincinnati Bell Inc ; Term Loan B5
6.21%, 11/22/2028
(o)
273 274
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
CommScope LLC
8.71%, 12/18/2029
(o)
1,830 1,838
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Connect Finco SARL ; Term Loan B
8.47%, 09/27/2029
(o)
106 106
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Connect Holding II LLC ; Delayed Draw Term Loan
B-DD
8.17%, 04/03/2031
(o)
42 37
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Cyborg Oldco DC Holdings Inc ; Term Loan B
0.00%, 05/01/2024
(g),(i),(o)
277 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc ; Term Loan B
6.75%, 11/30/2029
(o)
608 605
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Digicel International Finance Ltd ; Term Loan B
9.23%, 08/07/2032
(o)
$ 206 $ 205
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Frontier Communications Holdings LLC ; Term
Loan B
6.46%, 07/01/2031
(o)
691 690
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Level 3 Financing Inc ; Term Loan B4
7.21%, 03/29/2032
(o)
983 984
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lumen Technologies Inc ; Term Loan A
9.97%, 06/01/2028
(o)
394 398
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc ; Term Loan B2
6.43%, 04/15/2030
(o)
760 755
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
Telesat LLC ; Term Loan B5
7.21%, 12/06/2026
(o)
242 175
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Viasat Inc ; Term Loan B
8.57%, 05/30/2030
(o)
263 260
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.59%, 03/04/2029
(o)
13 13
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Windstream Services LLC ; Term Loan B
7.96%, 09/24/2032
(o)
127 126
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Zayo Group Holdings Inc ; PIK Term Loan
7.08%, PIK 0.50%, 03/11/2030
(n),(o)
1,334 1,263
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 7,729
Transportation - 0 .01%
PODS LLC ; Term Loan B
7.08%, 03/31/2028
(o)
76 75
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Stonepeak Nile Parent LLC ; Term Loan B
6.16%, 04/09/2032
(o)
116 116
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 191
TOTAL SENIOR FLOATING RATE INTERESTS $ 67,995
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 16 .64%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .22%
3.50%, 12/01/2055
(q)
$ 2,376 $ 2,198
5.00%, 12/01/2055
(q)
808 806
5.50%, 12/01/2055
(q)
2,379 2,409
$ 5,413
U.S. Treasury Bill - 11 .00%
3.66%, 04/16/2026
(a),(r)
14,500 14,299
3.82%, 12/26/2025
(a),(r),(s)
40,180 40,071
3.83%, 01/20/2026
(a),(r)
26,480 26,340
3.84%, 01/06/2026
(a),(r)
44,960 44,789
3.84%, 01/13/2026
(a),(r)
53,115 52,875
3.89%, 12/23/2025
(a),(r)
1,240 1,237
3.98%, 12/30/2025
(a),(r),(s),(t)
79,105 78,858

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
4.00%, 01/15/2026
(a),(r),(t)
$ 2,800 $ 2,787
4.05%, 12/09/2025
(a),(r)
380 380
4.13%, 12/04/2025
(a),(r),(s)
6,970 6,968
$ 268,604
U.S. Treasury Inflation-Indexed Obligations - 5 .42%
0.13%, 01/15/2030 3,379 3,222
0.13%, 07/15/2030 4,250 4,037
0.13%, 01/15/2031 4,486 4,212
0.13%, 07/15/2031 4,672 4,364
0.13%, 01/15/2032 5,074 4,678
0.13%, 02/15/2051 1,641 913
0.13%, 02/15/2052 1,931 1,052
0.25%, 07/15/2029 3,574 3,458
0.25%, 02/15/2050 1,554 921
0.50%, 01/15/2028 4,228 4,162
0.63%, 07/15/2032 5,427 5,144
0.63%, 02/15/2043 1,724 1,309
0.75%, 07/15/2028 3,659 3,627
0.75%, 02/15/2042 2,963 2,350
0.75%, 02/15/2045 2,665 1,987
0.88%, 01/15/2029 2,792 2,760
0.88%, 02/15/2047 1,689 1,247
1.00%, 02/15/2046 1,221 942
1.00%, 02/15/2048 1,133 848
1.00%, 02/15/2049 1,129 833
1.13%, 10/15/2030 2,646 2,626
1.13%, 01/15/2033 5,120 4,967
1.25%, 04/15/2028 4,418 4,413
1.38%, 07/15/2033 5,000 4,927
1.38%, 02/15/2044 2,327 1,987
1.50%, 02/15/2053 1,847 1,479
1.63%, 10/15/2027 1,858 1,877
1.63%, 10/15/2029 4,826 4,900
1.63%, 04/15/2030 5,517 5,583
1.75%, 01/15/2028 1,534 1,550
1.75%, 01/15/2034 5,489 5,520
1.88%, 07/15/2034 5,615 5,702
1.88%, 07/15/2035 5,316 5,364
2.13%, 04/15/2029 4,678 4,802
2.13%, 01/15/2035
(t)
6,607 6,802
2.13%, 02/15/2040 107 108
2.13%, 02/15/2041 1,307 1,301
2.13%, 02/15/2054 1,767 1,631
2.38%, 01/15/2027 1,772 1,791
2.38%, 10/15/2028 4,279 4,428
2.38%, 02/15/2055 2,192 2,139
2.50%, 01/15/2029 1,545 1,603
3.38%, 04/15/2032 716 798
3.63%, 04/15/2028 1,761 1,857
3.88%, 04/15/2029 1,966 2,131
$ 132,352
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 406,369
Total Investments $ 2,452,908
Other Assets and Liabilities -  (0.41)% (10,034)
TOTAL NET ASSETS - 100.00% $ 2,442,874
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,785 or 0.56% of net assets.
(c) The Trust is not registered as an investment company under the Investment
Company Act of 1940, as amended, and is not required to register under such act. Consequently, shareholders do not have the regulatory protections provided to investors in registered investment companies. The Trust sells shares under the
Securities Act of 1933 and files reports pursuant to the Securities Act of 1934.
(d) 1-day yield shown is as of period end.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,519 or
0.64% of net assets.
(g) Non-income producing security
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $61,996 or 2.54% of net assets.
(i) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(k) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $537. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(l) Security purchased on a when-issued basis.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after November 30, 2025, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Rate shown is the discount rate of the original purchase.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$13,185 or 0.54% of net assets.
(t) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $8,820 or 0.36% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 51,139 $ 454,314 $ 453,168 $ 52,285
$ 51,139 $ 454,314 $ 453,168 $ 52,285
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 416 $ — $ — $ —
$ 416 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 2 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 2 0.00%
Amounts in thousands.
Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.30% Annual $ 551 3.30% 12/30/2025 $ (2) $ — $ 2
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 4.00% Annual 1,564 4.00% 04/23/2026 (10) (9) 1
Put - 2 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 4.30% Annual 9,161 4.30% 09/20/2027 (26) (21) 5
Put - 2 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.58% Annual 1,137 3.58% 02/20/2026 — — —
Total $ (38) $ (30) $ 8
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; December 2025 Long 1 $ 73 $ (1)
Australia 3 Year Bond; December 2025 Long 23 1,595 (15)
Brent Crude; April 2026
(a)
Long 28 1,728 (63)
Brent Crude; December 2027
(a)
Long 28 1,758 (42)
Brent Crude; June 2026
(a)
Long 63 3,884 11
Brent Crude; May 2026
(a)
Long 78 4,809 (136)
California Carbon Allowance Vintage; December 2026
(a)
Long 124 3,850 (66)
California Low Carbon Fuel; December 2026
(a)
Long 85 480 (34)
Canada 10 Year Bond; March 2026 Short 13 1,144 (4)
Cocoa; March 2026
(a)
Long 7 385 (35)
Coffee 'C'; May 2026
(a)
Long 3 410 (7)
Copper; March 2026
(a)
Long 50 6,590 85
Copper; May 2026
(a)
Long 11 1,462 62
Corn; March 2026
(a)
Short 2 45 —
Corn; May 2026
(a)
Long 65 1,481 5
Cotton No.2; March 2026
(a)
Long 105 3,397 (115)
Cotton No.2; May 2026
(a)
Long 9 297 (6)
ECX Emission; December 2026
(a)
Short 15 1,487 (47)
Euribor; December 2026 Long 9 2,558 —
Euro Bond 10 Year Bond; December 2025 Long 4 598 (1)
Euro Milling Wheat; March 2026
(a)
Long 401 4,374 (258)
Feeder Cattle; January 2026
(a)
Long 4 648 (5)
Feeder Cattle; March 2026
(a)
Long 4 636 35
Frozen Concentrated Orange Juice-A; January 2026
(a)
Long 3 70 (36)
Gasoline RBOB; February 2026
(a)
Long 64 4,888 37
Gasoline RBOB; January 2026
(a)
Long 36 2,754 (118)
Gasoline RBOB; May 2026
(a)
Long 12 1,025 (20)
Gold 100 oz; April 2026
(a)
Long 51 21,852 823
Gold 100 oz; February 2026
(a)
Long 1 426 21
Gold 100 oz; June 2026
(a)
Long 52 22,437 442
KC HRW Wheat; March 2026
(a)
Long 75 1,978 67
KC HRW Wheat; May 2026
(a)
Long 9 243 (7)
Lean Hogs; April 2026
(a)
Long 21 714 (48)
Live Cattle; April 2026
(a)
Long 34 2,986 (208)
Live Cattle; June 2026
(a)
Long 48 4,116 204
LME Copper; December 2025
(a)
Short — — 742
LME Copper; December 2026
(a)
Short — — (91)
LME Copper; January 2026
(a)
Short — — 712
LME Copper; March 2026
(a)
Long 91 25,453 976
LME Lead; January 2026
(a)
Short — — (6)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Lead; March 2026
(a)
Short — $ — $ 1
LME Lead; May 2026
(a)
Long 3 150 (4)
LME Nickel; January 2026
(a)
Short — — (6)
LME Nickel; March 2026
(a)
Short — — (10)
LME Nickel; March 2026
(a)
Long 21 1,873 17
LME Nickel; May 2026
(a)
Long 6 539 (9)
LME Primary Alum; December 2025
(a)
Short — — 255
LME Primary Alum; December 2026
(a)
Short — — 27
LME Primary Alum; January 2026
(a)
Short — — (1)
LME Primary Alum; March 2026
(a)
Short — — 129
LME Primary Alum; March 2026
(a)
Long 91 6,539 207
LME Primary Alum; May 2026
(a)
Long 21 1,513 6
LME Zinc; December 2025
(a)
Short — — 87
LME Zinc; January 2026
(a)
Short — — 19
LME Zinc; March 2026
(a)
Short — — 19
LME Zinc; May 2026
(a)
Long 8 608 2
Low Sulphur Gasoline; April 2026
(a)
Long 50 3,213 (56)
Low Sulphur Gasoline; January 2026
(a)
Long 8 536 (26)
Low Sulphur Gasoline; May 2026
(a)
Long 84 5,338 46
Natural Gas; December 2026
(a)
Long 138 6,554 291
Natural Gas; January 2026
(a)
Long 58 2,813 182
Natural Gas; May 2026
(a)
Short 8 298 —
NY Harbor ULSD; April 2026
(a)
Long 17 1,562 (45)
NY Harbor ULSD; May 2026
(a)
Long 29 2,629 (38)
Palladium; March 2026
(a)
Long 1 151 9
Platinum; April 2026
(a)
Long 20 1,704 131
Platinum; January 2026
(a)
Long 7 590 32
Robusta Coffee 10tn; May 2026
(a)
Long 11 477 (14)
SGX Iron Ore 62%; February 2026
(a)
Long 217 2,200 (10)
Silver; March 2026
(a)
Long 1 286 42
Silver; May 2026
(a)
Long 11 3,167 461
Soybean Future; January 2026
(a)
Short 16 910 (8)
Soybean Future; May 2026
(a)
Long 331 19,120 641
Soybean Meal; May 2026
(a)
Long 39 1,285 1
Soybean Oil; July 2026
(a)
Long 245 7,781 75
Soybean Oil; March 2026
(a)
Long 21 662 27
Soybean Oil; May 2026
(a)
Long 14 444 15
Sugar #11; May 2026
(a)
Long 280 4,619 231
TTF Natural Gas; December 2026
(a)
Short 64 1,592 171
TTF Natural Gas; January 2026
(a)
Long 13 323 (38)
TTF Natural Gas; May 2026
(a)
Long 20 471 (11)
UK 10 Year Gilt; March 2026 Short 3 364 —
UK Emissions Allowance; December 2026
(a)
Long 19 1,531 33
US 10 Year Treasury Note; March 2026 Long 23 2,607 8
US 10 Year Treasury Ultra Note; March 2026 Short 37 4,299 (38)
US 2 Year Treasury Note; March 2026 Long 15 3,133 1
US 5 Year Treasury  Note; March 2026 Long 6 659 2
US Long Bond; March 2026 Short 11 1,292 (10)
US Ultra Bond; March 2026 Long 1 121 —
Wheat; March 2026
(a)
Short 92 2,477 10
Wheat; May 2026
(a)
Long 13 355 (14)
WTI Crude; April 2026
(a)
Long 52 3,016 (78)
WTI Crude; January 2026
(a)
Long 28 1,639 (26)
WTI Crude; May 2026
(a)
Short 28 1,624 48
WTI Crude; May 2026
(a)
Long 79 4,583 31
Total $ 5,668
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/02/2025 JPY 81,556 $ 521 $ 1 $ —
Bank of America NA 01/05/2026 $ 523 JPY 81,556 — (1)
Barclays Bank PLC 12/02/2025 $ 29 AUD 44 — —
Barclays Bank PLC 12/17/2025 BRL 2,103 $ 380 13 —
Barclays Bank PLC 12/17/2025 $ 1,624 BRL 8,904 1 (42)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 12/02/2025 AUD 19 $ 12 $ — $ —
Citigroup Inc 12/17/2025 CNH 5,053 $ 714 1 —
Citigroup Inc 12/17/2025 PEN 356 $ 106 — —
Citigroup Inc 12/17/2025 $ 239 PEN 836 — (9)
Citigroup Inc 01/05/2026 $ 12 AUD 19 — —
Cowen Group 12/17/2025 BRL 965 $ 175 5 —
Cowen Group 12/17/2025 $ 197 BRL 1,091 — (7)
Deutsche Bank AG 12/17/2025 ZAR 5,716 $ 332 2 —
Deutsche Bank AG 01/05/2026 $ 275 GBP 208 — —
Goldman Sachs & Co 12/17/2025 $ 308 ZAR 5,377 — (6)
HSBC Securities Inc 01/05/2026 JPY 2,050 $ 13 — —
HSBC Securities Inc 01/05/2026 $ 25 GBP 19 — —
JPMorgan Chase 12/17/2025 BRL 2,139 $ 388 12 —
JPMorgan Chase 12/17/2025 MXN 5,546 $ 295 7 —
JPMorgan Chase 12/17/2025 $ 714 CNH 5,077 — (5)
Morgan Stanley & Co 12/02/2025 $ 16 EUR 14 — —
Morgan Stanley & Co 12/17/2025 $ 100 MXN 1,842 — —
Morgan Stanley & Co 12/17/2025 $ 97 BRL 519 — —
Morgan Stanley & Co 01/05/2026 $ 11 CAD 15 — —
UBS AG 12/02/2025 $ 534 JPY 82,141 8 —
Total $ 50 $ (70)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.45 N/A 5.00% Quarterly 12/20/2030 $ 1,055 $ 79 $ — $ 79
Total $ 79 $ — $ 79
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $1,055.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.59% Maturity Maturity N/A 01/29/2027 $ 5,290 $ 18 $ — $ 18
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.92% Maturity Maturity N/A 10/15/2027 1,145 (9) — (9)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.63% Maturity Maturity N/A 09/09/2030 1,108 (9) — (9)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.77% Maturity Maturity N/A 10/15/2027 390 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.49% Maturity Maturity N/A 11/25/2027 950 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 07/17/2030 941 (9) — (9)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.39% Maturity Maturity N/A 04/15/2030 325 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.64% Maturity Maturity N/A 04/15/2029 399 (2) — (2)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.80% Maturity Maturity N/A 07/15/2027 825 $ (6) $ — $ (6)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.90% Maturity Maturity N/A 04/15/2027 3,125 (21) — (21)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.92% Maturity Maturity N/A 05/12/2027 1,105 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 1 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.65% Maturity Maturity N/A 04/15/2029 267 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.65% Maturity Maturity N/A 07/15/2027 2,675 (6) — (6)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.72% Maturity Maturity N/A 04/15/2029 399 (4) — (4)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 399 (3) — (3)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 199 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.67% Maturity Maturity N/A 04/15/2029 262 (2) — (2)
EUR - France Consumer Price
Index Ex Tobacco
Pay 1.87% Maturity Maturity N/A 11/15/2035 EUR 445 $ 2 — 2
EUR - France Consumer Price
Index Ex Tobacco
Pay 1.58% Maturity Maturity N/A 11/15/2030 880 3 — 3
EUR - France Consumer Price
Index Ex Tobacco
Pay 2.02% Maturity Maturity N/A 03/15/2035 250 8 (1) 7
Eurostat Eurozone HICP ex
Tobacco
Receive 2.06% Maturity Maturity N/A 03/15/2035 250 (4) 1 (3)
Eurostat Eurozone HICP ex
Tobacco
Receive 1.96% Maturity Maturity N/A 11/15/2035 445 (1) — (1)
Eurostat Eurozone HICP ex
Tobacco
Receive 1.85% Maturity Maturity N/A 11/15/2030 880 — — —
Eurostat Eurozone HICP ex
Tobacco
Pay 1.79% Maturity Maturity N/A 11/15/2027 980 — — —
Secured Overnight Financing
Rate
Receive 3.79% Annual Annual N/A 05/16/2026 $ 2,710 $ 8 — 8
Secured Overnight Financing
Rate
Receive 3.81% Annual Annual N/A 05/16/2026 2,079 5 — 5
Secured Overnight Financing
Rate
Pay 3.90% Annual Annual N/A 05/16/2026 2,079 (4) — (4)
Secured Overnight Financing
Rate
Pay 3.80% Annual Annual N/A 05/16/2026 2,710 (7) — (7)
Tokyo Overnight Average Rate Receive 1.00% Annual Annual N/A 03/12/2027 JPY 162,371 $ (1) — (1)
Tokyo Overnight Average Rate Receive 1.03% Annual Annual N/A 03/12/2027 397,353 (3) — (3)
Tokyo Overnight Average Rate Receive 1.02% Annual Annual N/A 03/12/2027 368,112 (3) — (3)
Tokyo Overnight Average Rate Receive 0.70% Annual Annual N/A 05/11/2027 124,387 2 — 2
Tokyo Overnight Average Rate Receive 0.69% Annual Annual N/A 04/21/2027 157,585 3 — 3
Tokyo Overnight Average Rate Receive 0.68% Annual Annual N/A 04/21/2027 155,764 3 — 3
Tokyo Overnight Average Rate Pay 1.01% Annual Annual N/A 09/11/2027 108,145 (1) — (1)
United Kingdom Retail Prices
Index
Pay 3.26% Maturity Maturity N/A 08/15/2027 GBP 852 $ 4 — 4
United Kingdom Retail Prices
Index
Receive 3.37% Maturity Maturity N/A 08/15/2029 852 (11) — (11)
United Kingdom Retail Prices
Index
Pay 3.20% Maturity Maturity N/A 08/15/2035 371 8 — 8
United Kingdom Retail Prices
Index
Receive 3.35% Maturity Maturity N/A 08/15/2030 371 (6) — (6)
United Kingdom Retail Prices
Index
Pay 3.08% Maturity Maturity N/A 11/15/2035 869 1 1 2
United Kingdom Retail Prices
Index
Pay 3.09% Maturity Maturity N/A 10/15/2035 865 4 3 7
United Kingdom Retail Prices
Index
Receive 3.18% Maturity Maturity N/A 11/15/2030 869 (1) (1) (2)
United Kingdom Retail Prices
Index
Receive 3.17% Maturity Maturity N/A 11/15/2030 670 (1) — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
United Kingdom Retail Prices
Index
Pay 3.08% Maturity Maturity N/A 11/15/2035 670 $ 2 $ — $ 2
United Kingdom Retail Prices
Index
Receive 3.46% Maturity Maturity N/A 07/15/2030 218 (5) — (5)
United Kingdom Retail Prices
Index
Receive 3.15% Maturity Maturity N/A 10/15/2030 865 (4) (2) (6)
United Kingdom Retail Prices
Index
Receive 3.49% Maturity Maturity N/A 07/15/2029 500 (9) — (9)
United Kingdom Retail Prices
Index
Receive 3.39% Maturity Maturity N/A 07/15/2030 223 (4) — (4)
United Kingdom Retail Prices
Index
Pay 3.27% Maturity Maturity N/A 07/15/2035 218 6 — 6
United Kingdom Retail Prices
Index
Pay 3.20% Maturity Maturity N/A 07/15/2027 1,170 — — —
United Kingdom Retail Prices
Index
Receive 3.34% Maturity Maturity N/A 07/15/2029 1,170 (11) — (11)
United Kingdom Retail Prices
Index
Receive 3.32% Maturity Maturity N/A 07/15/2030 535 (7) — (7)
United Kingdom Retail Prices
Index
Pay 3.20% Maturity Maturity N/A 07/15/2035 535 10 — 10
United Kingdom Retail Prices
Index
Pay 3.23% Maturity Maturity N/A 07/15/2027 1,170 1 — 1
United Kingdom Retail Prices
Index
Receive 3.36% Maturity Maturity N/A 07/15/2029 1,170 (13) 1 (12)
United Kingdom Retail Prices
Index
Receive 3.35% Maturity Maturity N/A 07/15/2030 540 (8) — (8)
United Kingdom Retail Prices
Index
Pay 3.21% Maturity Maturity N/A 07/15/2035 540 11 — 11
United Kingdom Retail Prices
Index
Pay 3.43% Maturity Maturity N/A 07/15/2027 500 3 — 3
United Kingdom Retail Prices
Index
Receive 3.41% Maturity Maturity N/A 07/15/2029 510 (7) — (7)
United Kingdom Retail Prices
Index
Pay 3.28% Maturity Maturity N/A 07/15/2027 510 1 — 1
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 223 5 — 5
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 227 5 — 5
United Kingdom Retail Prices
Index
Receive 3.42% Maturity Maturity N/A 07/15/2029 521 (7) — (7)
United Kingdom Retail Prices
Index
Receive 3.40% Maturity Maturity N/A 07/15/2030 227 (4) — (4)
United Kingdom Retail Prices
Index
Pay 3.30% Maturity Maturity N/A 07/15/2027 521 2 (1) 1
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 445 10 — 10
United Kingdom Retail Prices
Index
Pay 3.32% Maturity Maturity N/A 07/15/2027 1,020 3 — 3
United Kingdom Retail Prices
Index
Receive 3.43% Maturity Maturity N/A 07/15/2029 1,020 (14) — (14)
United Kingdom Retail Prices
Index
Receive 3.41% Maturity Maturity N/A 07/15/2030 445 (8) — (8)
US Federal Funds Effective
Rate (continuous series)
Pay 3.82% Annual Annual N/A 01/28/2026 $ 21,801 $ 4 — 4
US Federal Funds Effective
Rate (continuous series)
Receive 3.79% Annual Annual N/A 01/28/2026 21,801 (3) — (3)
US Federal Funds Effective
Rate (continuous series)
Receive 3.68% Annual Annual N/A 01/28/2026 21,830 — — —
US Federal Funds Effective
Rate (continuous series)
Receive 3.68% Annual Annual N/A 01/28/2026 10,629 — — —
Total $ (96) $ 1 $ (95)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2025 (unaudited)

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 $ 6 $ — $ 93 $ —
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.25%
CRB Total Return Index Monthly 05/01/2026 3 — — (34)
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 42 — 687 —
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.24%
CRB Total Return Index Monthly 05/01/2026 7 — — (36)
Goldman Sachs &
Co
(a)
3 Month US Treasury Bill
High Rate + 0.12%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 37 — 609 —
Goldman Sachs &
Co
(a)
Bloomberg Commodity
Subindex 3 Month Forward
Total Return + 0.21%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 12 — — (26)
Goldman Sachs &
Co
(a)
Bloomberg Commodity
Subindex 3 Month Forward
Total Return + 0.25%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 22 — — (46)
Total $ — $ 1,389 $ (142)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.

Schedule of Investments
Global Listed Infrastructure Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .66 % Shares Held Value (000's)
Money Market Funds - 2 .66%
BlackRock Liquidity FedFund - Institutional Class
3.88%
(a),(b)
1,597,299 $ 1,597
Principal Government Money Market Fund - Class
R-6 3.87%
(a),(c)
1,833,893 1,834
$ 3,431
TOTAL INVESTMENT COMPANIES $ 3,431
COMMON STOCKS - 98 .39 % Shares Held Value (000's)
Commercial Services - 5 .13%
Atlas Arteria Ltd 1,139,204 $ 3,718
Motiva Infraestrutura de Mobilidade SA 954,822 2,887
$ 6,605
Electric - 42 .40%
Algonquin Power & Utilities Corp 450,200 2,754
Boralex Inc
(d)
87,166 1,557
CenterPoint Energy Inc 99,412 3,975
CMS Energy Corp 61,964 4,675
DTE Energy Co 14,431 1,978
EDP Renovaveis SA 94,920 1,265
Elia Group SA/NV 26,562 3,208
Emera Inc 31,000 1,504
Entergy Corp 56,807 5,540
National Grid PLC 358,898 5,453
NextEra Energy Inc 110,631 9,546
PG&E Corp 220,724 3,558
Sempra 55,660 5,272
Xcel Energy Inc 53,138 4,363
$ 54,648
Engineering & Construction - 9 .71%
Aeroports de Paris SA 27,077 3,971
Beijing Capital International Airport Co Ltd
(e)
4,370,000 1,575
Cellnex Telecom SA
(e),(f)
71,402 2,144
China Tower Corp Ltd
(f)
1,210,500 1,916
Enav SpA
(f)
237,713 1,263
Sarana Menara Nusantara Tbk PT 50,185,700 1,643
$ 12,512
Gas - 2 .22%
ENN Energy Holdings Ltd 313,300 2,864
Oil & Gas Services - 0 .72%
Solaris Energy Infrastructure Inc 19,421 930
Pipelines - 11 .45%
APA Group 444,074 2,694
DT Midstream Inc 19,348 2,350
Gibson Energy Inc 183,400 3,335
Williams Cos Inc/The 104,653 6,376
$ 14,755
REITs - 8 .60%
American Tower Corp 26,695 4,839
Crown Castle Inc 47,874 4,370
Equinix Inc 2,491 1,876
$ 11,085
Telecommunications - 1 .48%
Indus Towers Ltd
(e)
423,137 1,904
Transportation - 11 .13%
Canadian National Railway Co 38,900 3,725
CSX Corp 148,893 5,265
Norfolk Southern Corp 9,865 2,882
Rumo SA 782,458 2,476
$ 14,348
Water - 5 .55%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
74,400 1,966
Guangdong Investment Ltd 2,452,524 2,359
Severn Trent PLC 75,856 2,829
$ 7,154
TOTAL COMMON STOCKS $ 126,805
Total Investments $ 130,236
Other Assets and Liabilities -  (1.05)% (1,357)
TOTAL NET ASSETS - 100.00% $ 128,879
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,597 or
1.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,541 or 1.20% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,323 or 4.13% of net assets.

Schedule of Investments
Global Listed Infrastructure Fund
November 30, 2025 (unaudited)

Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 2,721 $ 15,376 $ 16,263 $ 1,834
$ 2,721 $ 15,376 $ 16,263 $ 1,834
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 21 $ — $ — $ —
$ 21 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Macro Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 93.21% Shares Held Value (000's)
Money Market Funds - 93.21%
BlackRock Liquidity FedFund - Institutional Class
3.90%
(a),(b)
27,776,353 $ 27,777
Principal Government Money Market Fund - Class
R-6 3.87%
(a),(c)
113,731,297 113,731
$ 141,508
TOTAL INVESTMENT COMPANIES $ 141,508
Total Investments $ 141,508
Other Assets and Liabilities -  6.79% 10,312
TOTAL NET ASSETS - 100.00% $ 151,820
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the GM Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ — $ 121,561 $ 7,830 $ 113,731
$ — $ 121,561 $ 7,830 $ 113,731
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
AEX Index; December 2025 Long 3 $ 657 $ 8
Australia 10 Year Bond; December 2025 Short 66 4,833 32
Bovespa; December 2025 Short 140 4,202 (74)
Bovespa; December 2025 Long 10 300 5
Brent Crude; March 2026
(a)
Short 3 186 2
CAC40 Index; December 2025 Short 42 3,961 (75)
CAC40 Index; December 2025 Long 2 189 3
Canada 10 Year Bond; March 2026 Long 55 4,838 28
Cocoa; March 2026
(a)
Short 41 2,257 (118)
Coffee 'C'; March 2026
(a)
Long 25 3,574 (35)
Copper; March 2026
(a)
Short 19 2,504 (88)
Copper; March 2026
(a)
Long 2 264 9
Corn; March 2026
(a)
Long 113 2,530 20
Corn; March 2026
(a)
Short 7 157 (2)
Cotton No.2; March 2026
(a)
Long 20 647 4
Cotton No.2; March 2026
(a)
Short 13 421 (3)
DAX Index; December 2025 Long 3 2,077 57
Euro Bond 10 Year Bond; December 2025 Short 107 16,001 (19)
Euro-BTP; December 2025 Long 147 20,702 79
Euro-Oat; December 2025 Long 91 12,972 48
Euro-Oat; December 2025 Short 8 1,140 (4)
FTSE Taiwan Index; December 2025 Long 50 4,550 177
FTSE/JSE Top 40; December 2025 Short 50 3,028 (40)
FTSE/JSE Top 40; December 2025 Long 6 363 (1)
FTSE/MIB Index; December 2025 Short 6 1,511 (32)
FTSE100 Index; December 2025 Short 40 5,160 (86)
FTSE100 Index; December 2025 Long 3 387 7
Gasoline RBOB; January 2026
(a)
Long 26 1,989 (52)
Gold 100 oz; February 2026
(a)
Short 5 2,127 (53)
Gold 100 oz; February 2026
(a)
Long 2 851 22
Hang Seng Index; December 2025 Short 5 831 2
Hang Seng Index; December 2025 Long 1 166 —
IFSC Nifty 50; December 2025 Long 53 2,798 29
Japan 10 Year Bond TSE; December 2025 Short 11 9,516 28
Japan Topix Index; December 2025 Long 15 3,246 101
KC HRW Wheat; March 2026
(a)
Short 5 132 2
KOSPI 200 Index; December 2025 Long 39 3,685 96
Lean Hogs; February 2026
(a)
Short 66 2,139 (37)
Live Cattle; February 2026
(a)
Long 13 1,133 1
LME Lead; January 2026
(a)
Short 23 1,129 25
LME Lead; January 2026
(a)
Short 2 98 2
LME Nickel; January 2026
(a)
Short 5 442 (4)
LME Nickel; January 2026
(a)
Short 3 265 (3)
LME Primary Alum; January 2026
(a)
Short 3 215 (5)
LME Primary Alum; January 2026
(a)
Long 7 501 11
LME Zinc; January 2026
(a)
Long 14 1,082 34

Consolidated Schedule of Investments
Global Macro Fund
November 30, 2025 (unaudited)

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Zinc; January 2026
(a)
Short 1 $ 77 $ (3)
Low Sulphur Gasoline; January 2026
(a)
Long 42 2,813 (230)
Mex Bolsa Index; December 2025 Short 91 3,155 (67)
Mex Bolsa Index; December 2025 Long 11 381 6
MSCI Singapore Index; December 2025 Long 155 5,300 (50)
Natural Gas; January 2026
(a)
Short 46 2,231 (56)
Natural Gas; January 2026
(a)
Long 5 243 6
NY Harbor ULSD; January 2026
(a)
Long 17 1,644 (156)
OMXS30 Index; December 2025 Short 98 2,900 (118)
OMXS30 Index; December 2025 Long 8 237 10
Platinum; January 2026
(a)
Short 19 1,601 (108)
Platinum; January 2026
(a)
Long 2 169 11
S&P 500 Emini; December 2025 Long 31 10,633 274
S&P/TSX 60 Index; December 2025 Long 16 4,218 152
Silver; March 2026
(a)
Long 11 3,144 259
Soybean Future; January 2026
(a)
Long 6 341 (2)
Soybean Meal; January 2026
(a)
Short 4 127 3
Soybean Oil; January 2026
(a)
Short 32 999 (4)
Soybean Oil; January 2026
(a)
Long 3 94 —
SPI 200 Index; December 2025 Short 45 6,357 (94)
Sugar #11; March 2026
(a)
Long 14 238 6
Sugar #11; March 2026
(a)
Short 15 256 (6)
Swiss Market Index; December 2025 Short 3 480 (12)
Swiss Market Index; December 2025 Long 1 160 4
UK 10 Year Gilt; March 2026 Long 65 7,880 77
UK 10 Year Gilt; March 2026 Short 10 1,212 (12)
US 10 Year Treasury Note; March 2026 Short 204 23,122 (134)
Wheat; March 2026
(a)
Short 136 3,662 98
WIG20 Index; December 2025 Long 52 858 24
WTI Crude; January 2026
(a)
Long 40 2,342 (23)
WTI Crude; January 2026
(a)
Short 1 59 1
Total $ (43)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GM Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 03/18/2026 GBP 367 $ 481 $ 5 $ —
ANZ Stockbroking 03/18/2026 CAD 7,582 $ 5,443 11 —
ANZ Stockbroking 03/18/2026 NOK 116,527 $ 11,481 37 —
ANZ Stockbroking 03/18/2026 $ 1,379 CAD 1,921 — (3)
ANZ Stockbroking 03/18/2026 $ 700 JPY 108,261 — —
ANZ Stockbroking 03/18/2026 $ 8,460 AUD 13,045 — (88)
ANZ Stockbroking 03/18/2026 $ 2,693 GBP 2,054 — (25)
ANZ Stockbroking 03/18/2026 $ 6,128 NZD 10,851 — (124)
RBC Dominon Securities Corp 03/17/2026 $ 3,316 IDR 55,754,175 — (26)
RBC Dominon Securities Corp 03/18/2026 EUR 2,708 $ 3,153 5 —
RBC Dominon Securities Corp 03/18/2026 TWD 133,483 $ 4,325 — (47)
RBC Dominon Securities Corp 03/18/2026 PLN 2,004 $ 548 1 —
RBC Dominon Securities Corp 03/18/2026 KRW 1,924,244 $ 1,318 — —
RBC Dominon Securities Corp 03/18/2026 SEK 83,242 $ 8,830 46 —
RBC Dominon Securities Corp 03/18/2026 $ 7,959 PLN 29,119 — (17)
RBC Dominon Securities Corp 03/18/2026 $ 6,953 INR 620,058 55 —
RBC Dominon Securities Corp 03/18/2026 $ 1,121 KRW 1,636,396 — —
Standard Chartered Bank, Hong Kong 03/18/2026 BRL 46,891 $ 8,550 28 —
Standard Chartered Bank, Hong Kong 03/18/2026 MXN 21,045 $ 1,133 4 —
Standard Chartered Bank, Hong Kong 03/18/2026 ZAR 153,822 $ 8,899 22 —
Standard Chartered Bank, Hong Kong 03/18/2026 CHF 622 $ 785 — (2)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 10,822 CHF 8,569 22 —
Standard Chartered Bank, Hong Kong 03/18/2026 $ 5,998 MXN 111,371 — (23)
Total $ 236 $ (355)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 21.84% Shares Held Value (000's)
Closed-End Funds - 0.39%
BlackRock Municipal Income Quality Trust 35,682 $ 388
BlackRock Municipal Income Trust 9,761 97
BlackRock Municipal Income Trust II 9,761 102
BlackRock MuniHoldings Fund Inc 11,454 134
BlackRock MuniHoldings Quality Fund II Inc 11,454 114
BlackRock MuniYield Quality Fund III Inc 6,330 69
BlackRock MuniYield Quality Fund Inc 34,708 396
Eaton Vance Floating-Rate Income Trust 6,106 70
Franklin Universal Trust 11,812 96
Nuveen AMT-Free Municipal Credit Income Fund 32,880 418
Saba Capital Income & Opportunities Fund 5,486 39
$ 1,923
Exchange-Traded Funds - 3.11%
iShares Floating Rate Bond ETF 72,943 3,725
iShares MSCI EAFE Value ETF 29,080 2,043
iShares Russell 2000 ETF 721 179
iShares Russell 2000 Growth ETF 38 13
iShares Russell 2000 Value ETF 664 121
PGIM AAA CLO ETF 115,740 5,955
Vanguard Value ETF 17,280 3,292
$ 15,328
Money Market Funds - 18.34%
BlackRock Liquidity FedFund - Institutional Class
3.90%
(a),(b)
5,031,980 5,032
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.92%
(a),(b)
3,394,230 3,394
Principal Government Money Market Fund - Class
R-6 3.87%
(b),(c)
82,119,904 82,120
$ 90,546
TOTAL INVESTMENT COMPANIES $ 107,797
COMMON STOCKS - 35.90% Shares Held Value (000's)
Advertising - 0.07%
National CineMedia Inc 8,508 $ 36
Omnicom Group Inc 4,412 316
Publicis Groupe SA 110 11
$ 363
Aerospace & Defense - 0.62%
Airbus SE 201 48
CAE Inc
(d),(e)
600 16
General Dynamics Corp
(e)
1,483 507
General Electric Co
(e)
1,183 353
HEICO Corp - Class A
(e)
465 115
Hexcel Corp 1,161 89
Howmet Aerospace Inc
(e)
705 144
Kratos Defense & Security Solutions Inc
(d)
171 13
L3Harris Technologies Inc
(e)
804 224
Lockheed Martin Corp
(e)
259 119
MTU Aero Engines AG 173 71
Northrop Grumman Corp 236 135
RTX Corp
(e)
3,393 593
Safran SA 474 159
Spirit AeroSystems Holdings Inc
(d)
13,046 479
Voyager Technologies Inc
(d)
269 6
$ 3,071
Agriculture - 0.17%
Altria Group Inc
(e)
2,276 134
Archer-Daniels-Midland Co 3,184 193
Bunge Global SA
(e)
654 63
Imperial Brands PLC 1,573 67
Philip Morris International Inc
(e)
2,469 389
$ 846
Airlines - 0.34%
ANA Holdings Inc
(e)
11,800 222
Delta Air Lines Inc
(e)
10,054 645
Japan Airlines Co Ltd
(e)
21,700 405
Qantas Airways Ltd 27,439 179
COMMON STOCKS (continued) Shares Held Value (000’s)
Airlines (continued)
United Airlines Holdings Inc
(d),(e)
2,322 $ 237
$ 1,688
Apparel - 0.38%
Asics Corp 600 14
Carter's Inc 1,243 40
Deckers Outdoor Corp
(d),(e)
3,367 296
Gildan Activewear Inc
(e)
3,000 172
Hanesbrands Inc
(d)
59,135 383
Hermes International SCA 39 95
NIKE Inc
(e)
2,228 145
On Holding AG
(d)
807 36
Ralph Lauren Corp
(e)
956 351
Steven Madden Ltd 1,755 73
Tapestry Inc
(e)
2,328 254
$ 1,859
Automobile Manufacturers - 0.40%
Blue Bird Corp
(d)
1,611 84
Cummins Inc 435 217
Daimler Truck Holding AG 2,096 89
Ford Motor Co 20,755 276
General Motors Co
(e)
2,510 184
Honda Motor Co Ltd 18,800 190
Isuzu Motors Ltd 1,300 20
Mercedes-Benz Group AG 2,903 196
Renault SA 1,680 67
Subaru Corp
(e)
9,700 217
Tesla Inc
(d),(e)
803 345
Volvo AB - B Shares 2,879 86
Zapp Electric Vehicles Group Ltd - Warrants
(d)
1,167 —
$ 1,971
Automobile Parts & Equipment - 0.58%
Aisin Corp 4,900 87
Aptiv PLC
(d),(e)
30,333 2,352
Denso Corp
(e)
5,700 75
Goodyear Tire & Rubber Co/The
(d)
5,534 48
Magna International Inc
(e)
4,500 220
Phinia Inc 1,108 60
Sumitomo Electric Industries Ltd 400 16
Visteon Corp 217 23
$ 2,881
Banks - 1.37%
AIB Group PLC 1,088 11
ANZ Group Holdings Ltd 1,039 24
Atlantic Union Bankshares Corp 1,794 61
Banco Bilbao Vizcaya Argentaria SA 8,450 183
Banco BPM SpA 1,313 19
Bank of America Corp
(e)
3,847 206
Bank of New York Mellon Corp/The 297 33
Bank OZK 1,191 55
Banner Corp 795 50
BOC Hong Kong Holdings Ltd 33,000 159
Cadence Bank 11,814 471
Citigroup Inc
(e)
2,755 286
Citizens Financial Group Inc
(e)
2,675 145
Columbia Banking System Inc 2,100 58
Comerica Inc
(f)
18,460 1,484
CVB Financial Corp 3,280 65
DBS Group Holdings Ltd 940 39
Enterprise Financial Services Corp 690 38
Fifth Third Bancorp
(e)
917 40
FinecoBank Banca Fineco SpA 6,339 156
First Hawaiian Inc 2,266 56
First Interstate BancSystem Inc 3,192 105
FNB Corp/PA 3,567 59
Goldman Sachs Group Inc/The 135 112
Home BancShares Inc/AR 2,467 69
Huntington Bancshares Inc/OH 493 8
JPMorgan Chase & Co
(e)
1,046 327
KeyCorp 2,960 54

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
(e)
112,061 $ 142
M&T Bank Corp
(e)
682 130
Morgan Stanley 846 143
Northern Trust Corp 66 9
Old National Bancorp/IN 2,945 64
Oversea-Chinese Banking Corp Ltd 5,000 71
PNC Financial Services Group Inc/The 219 42
Prosperity Bancshares Inc 630 43
Regions Financial Corp
(e)
5,792 148
Renasant Corp 1,053 37
Resona Holdings Inc 6,300 64
Seacoast Banking Corp of Florida 1,527 48
Simmons First National Corp 3,158 59
Standard Chartered PLC
(e)
2,717 60
State Street Corp 98 12
Stellar Bancorp Inc 1,570 50
Sumitomo Mitsui Financial Group Inc
(e)
800 24
Sumitomo Mitsui Trust Group Inc
(e)
3,800 110
Truist Financial Corp
(e)
5,135 239
UniCredit SpA 2,205 164
United Community Banks Inc/GA 1,396 43
US Bancorp
(e)
4,594 226
Wells Fargo & Co
(e)
5,061 434
$ 6,735
Beverages - 0.31%
Coca-Cola Co/The 2,849 208
Coca-Cola HBC AG
(d),(e)
1,721 86
Constellation Brands Inc 1,304 178
Diageo PLC 2,022 47
Keurig Dr Pepper Inc
(e)
14,508 404
Kirin Holdings Co Ltd 7,900 124
Molson Coors Beverage Co 1,118 52
Monster Beverage Corp
(d),(e)
2,614 196
PepsiCo Inc
(e)
1,110 166
Vita Coco Co Inc/The
(d)
1,366 73
$ 1,534
Biotechnology - 1.01%
ACADIA Pharmaceuticals Inc
(d)
257 6
ADMA Biologics Inc
(d)
479 9
Akouos Inc - Contingent Value Rights
(d),(g)
4,410 2
Alnylam Pharmaceuticals Inc
(d),(e)
216 97
Amicus Therapeutics Inc
(d)
2,286 23
ANI Pharmaceuticals Inc
(d)
37 3
Apogee Therapeutics Inc
(d)
332 24
Arcellx Inc
(d)
71 5
Arcus Biosciences Inc
(d)
142 4
Arcutis Biotherapeutics Inc
(d)
222 7
Ardelyx Inc
(d)
493 3
Argenx SE
(d)
51 47
Arrowhead Pharmaceuticals Inc
(d)
250 13
Aurinia Pharmaceuticals Inc
(d)
240 4
Avidity Biosciences Inc
(d)
18,680 1,340
Axsome Therapeutics Inc
(d)
263 40
Beam Therapeutics Inc
(d)
199 5
BioCryst Pharmaceuticals Inc
(d)
433 3
Biogen Inc
(d),(e)
3,355 611
Biohaven Ltd
(d)
187 2
BioMarin Pharmaceutical Inc
(d),(e)
6,196 347
Bridgebio Pharma Inc
(d)
324 23
Celcuity Inc
(d)
61 6
Celldex Therapeutics Inc
(d)
837 23
CG oncology Inc
(d)
531 24
Cogent Biosciences Inc
(d)
545 22
Corteva Inc 2,390 161
Crinetics Pharmaceuticals Inc
(d)
764 35
CRISPR Therapeutics AG
(d)
172 9
Cytokinetics Inc
(d)
561 38
Denali Therapeutics Inc
(d)
275 5
Disc Medicine Inc
(d)
417 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Dynavax Technologies Corp
(d)
216 $ 2
Dyne Therapeutics Inc
(d)
226 5
Edgewise Therapeutics Inc
(d)
141 4
Gilead Sciences Inc
(e)
3,414 430
Ideaya Biosciences Inc
(d)
166 6
Illumina Inc
(d),(e)
408 54
Immunome Inc
(d)
160 3
Immunovant Inc
(d)
141 3
Incyte Corp
(d),(e)
3,551 371
Inhibrx Inc - Contingent Value Rights
(d),(g)
4,407 3
Innoviva Inc
(d)
132 3
Insmed Inc
(d)
324 67
Intellia Therapeutics Inc
(d)
204 2
Janux Therapeutics Inc
(d)
82 3
Krystal Biotech Inc
(d)
51 11
Kymera Therapeutics Inc
(d)
390 26
Ligand Pharmaceuticals Inc
(d)
39 8
Liquidia Corp
(d)
134 4
Mind Medicine MindMed Inc
(d)
156 2
Mineralys Therapeutics Inc
(d)
481 21
Novavax Inc
(d)
312 2
Nuvalent Inc
(d)
260 28
Nuvation Bio Inc
(d)
520 4
Praxis Precision Medicines Inc
(d)
37 7
PTC Therapeutics Inc
(d)
625 54
Recursion Pharmaceuticals Inc
(d)
762 4
Regeneron Pharmaceuticals Inc
(e)
604 471
Revolution Medicines Inc
(d)
756 59
Royalty Pharma PLC 3,033 121
Scholar Rock Holding Corp
(d)
496 22
Soleno Therapeutics Inc
(d)
267 13
Stoke Therapeutics Inc
(d)
93 3
Structure Therapeutics Inc ADR
(d)
294 11
Swedish Orphan Biovitrum AB
(d)
2,001 72
Syndax Pharmaceuticals Inc
(d)
175 3
Tarsus Pharmaceuticals Inc
(d)
81 6
Tevogen Bio Holdings Inc - Warrants
(d)
597 —
TG Therapeutics Inc
(d)
300 10
Travere Therapeutics Inc
(d)
183 7
United Therapeutics Corp
(d),(e)
65 32
Vera Therapeutics Inc
(d)
106 4
Veracyte Inc
(d)
163 8
Vericel Corp
(d)
105 4
Viridian Therapeutics Inc
(d)
436 14
Xenon Pharmaceuticals Inc
(d)
158 7
$ 4,974
Building Materials - 0.21%
Builders FirstSource Inc
(d)
353 40
CRH PLC 258 31
James Hardie Industries PLC
(d)
6,520 129
Johnson Controls International plc 2,228 259
Masco Corp
(e)
2,820 183
Mitsubishi Electric Corp 2,700 73
Modine Manufacturing Co
(d)
298 48
Mohawk Industries Inc
(d)
242 28
Trane Technologies PLC
(e)
445 188
Vulcan Materials Co 267 79
$ 1,058
Chemicals - 0.62%
Asahi Kasei Corp
(e)
13,700 114
Cabot Corp 528 33
CF Industries Holdings Inc
(e)
4,082 321
DuPont de Nemours Inc
(e)
23,841 948
Linde PLC 757 311
LyondellBasell Industries NV 5,325 261
Mativ Holdings Inc 2,855 36
Nutrien Ltd 800 47
PPG Industries Inc 1,838 184
Qnity Electronics Inc
(e)
7,326 594

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Quaker Chemical Corp 471 $ 65
Solstice Advanced Materials Inc
(d)
3,199 152
$ 3,066
Commercial Services - 0.85%
Adtalem Global Education Inc
(d)
382 35
Affirm Holdings Inc
(d)
1,486 105
Alight Inc 13,650 32
Altaba Inc - Escrow
(d)
837,142 1,069
Automatic Data Processing Inc
(e)
841 215
Block Inc
(d)
529 35
Booz Allen Hamilton Holding Corp 365 30
Cintas Corp 71 13
CoreCivic Inc
(d)
2,533 46
Corpay Inc
(d),(e)
1,056 312
Edenred SE 3,659 78
Global Payments Inc
(e)
3,165 240
Laureate Education Inc
(d)
3,499 108
Loomis AB 1,232 50
Moody's Corp 33 16
PayPal Holdings Inc
(e)
4,166 261
PROG Holdings Inc 1,872 54
Progyny Inc
(d)
2,571 68
Quanta Services Inc 92 43
Recruit Holdings Co Ltd 5,100 261
Remitly Global Inc
(d)
3,962 54
S&P Global Inc 443 221
Shift4 Payments Inc
(d)
918 68
Stride Inc
(d)
281 18
Toast Inc
(d)
1,828 62
TOPPAN Holdings Inc 6,000 194
TransUnion 958 81
TriNet Group Inc 1,069 63
Upbound Group Inc 3,683 66
Verisk Analytics Inc 271 61
Verra Mobility Corp
(d)
5,312 116
Wolters Kluwer NV 1,300 138
$ 4,213
Computers - 1.63%
Accenture PLC - Class A 1,326 331
Apple Inc
(e)
10,169 2,835
CACI International Inc
(d)
110 68
Cantaloupe Inc
(d)
35,737 381
Capgemini SE 100 16
Cognizant Technology Solutions Corp
(e)
6,150 478
Crowdstrike Holdings Inc
(d)
166 85
CyberArk Software Ltd
(d)
1,662 762
Dell Technologies Inc
(e)
2,953 394
EPAM Systems Inc
(d)
970 181
ExlService Holdings Inc
(d)
1,396 55
Grid Dynamics Holdings Inc
(d)
3,904 34
Hewlett Packard Enterprise Co
(e)
8,629 189
HP Inc
(e)
20,732 507
Leidos Holdings Inc
(e)
717 137
Maximus Inc 1,118 96
NCR Voyix Corp
(d)
4,053 41
NEC Corp 400 15
NetApp Inc 1,027 115
NetScout Systems Inc
(d)
2,739 74
Otsuka Corp
(e)
4,900 97
Pure Storage Inc
(d),(e)
313 28
Rubrik Inc
(d)
576 40
Seagate Technology Holdings PLC 943 261
Super Micro Computer Inc
(d),(e)
838 28
TaskUS Inc
(d)
12,783 147
Teleperformance SE 207 14
Western Digital Corp
(e)
3,932 642
$ 8,051
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.14%
Avery Dennison Corp 1,535 $ 264
Clorox Co/The 952 103
Helen of Troy Ltd
(d)
2,293 43
Kimberly-Clark Corp 2,791 305
$ 715
Cosmetics & Personal Care - 0.32%
Colgate-Palmolive Co 1,291 104
Essity AB 873 24
Haleon PLC 16,725 82
Kenvue Inc 54,482 945
Prestige Consumer Healthcare Inc
(d)
102 6
Procter & Gamble Co/The 2,143 318
Unilever PLC 1,439 87
$ 1,566
Distribution & Wholesale - 0.16%
AddTech AB 2,081 72
Bunzl PLC 5,425 155
Fastenal Co 2,012 81
LKQ Corp 6,160 183
Rush Enterprises Inc - Class A 637 33
Toyota Tsusho Corp
(e)
5,200 169
WW Grainger Inc 89 84
$ 777
Diversified Financial Services - 0.85%
4L Technologies
(d),(g)
24,306 —
AerCap Holdings NV 1,023 137
Air Lease Corp 8,375 535
Ally Financial Inc 1,954 81
American Express Co
(e)
670 244
Ameriprise Financial Inc 30 14
Apollo Global Management Inc
(e)
741 98
Blackrock Inc 84 88
Bread Financial Holdings Inc 929 63
Capital One Financial Corp
(e)
385 85
Cboe Global Markets Inc 322 83
Charles Schwab Corp/The
(e)
1,585 147
CME Group Inc 265 74
Dave Inc
(d)
54 12
Element Comm Aviation
(d),(g),(h)
280 —
Enova International Inc
(d)
561 73
Evercore Inc - Class A 183 59
EZCORP Inc
(d)
2,838 55
Federal Agricultural Mortgage Corp 373 64
Franklin Resources Inc 3,370 76
IGM Financial Inc
(e)
700 29
Interactive Brokers Group Inc - A Shares 151 10
Intercontinental Exchange Inc 575 90
Invesco Ltd 177 4
Japan Exchange Group Inc 14,700 168
London Stock Exchange Group PLC 717 84
Mastercard Inc
(e)
494 272
Nasdaq Inc 671 61
Navient Corp 4,324 54
PJT Partners Inc 338 57
Radian Group Inc 1,993 71
Raymond James Financial Inc
(e)
2,072 324
Singapore Exchange Ltd 2,100 27
Synchrony Financial
(e)
5,443 421
T Rowe Price Group Inc 1,037 106
TPG Inc 1,282 76
Tradeweb Markets Inc 1,267 138
Visa Inc
(e)
617 207
Voya Financial Inc 431 30
$ 4,217
Electric - 0.65%
ALLETE Inc 1,954 132
Ameresco Inc
(d)
4,966 173
CLP Holdings Ltd 1,500 13
Consolidated Edison Inc 490 49

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Constellation Energy Corp
(e)
466 $ 170
DTE Energy Co 382 52
Duke Energy Corp 1,613 200
Edison International
(e)
3,327 196
Emera Inc 2,100 102
Eversource Energy
(e)
4,268 287
Exelon Corp 1,501 71
Iberdrola SA 3,333 70
Kansai Electric Power Co Inc/The 20,100 344
NRG Energy Inc
(e)
1,204 204
PG&E Corp
(e)
12,748 205
Public Service Enterprise Group Inc
(e)
779 65
Sempra 1,108 105
Unitil Corp 1,208 61
Verbund AG 2,238 165
Vistra Corp
(e)
3,110 556
$ 3,220
Electrical Components & Equipment - 0.15%
ABB Ltd 340 24
Acuity Inc 146 53
AMETEK Inc 299 59
Eaton Corp PLC
(e)
306 106
Emerson Electric Co 931 124
Energizer Holdings Inc 2,721 50
Generac Holdings Inc
(d),(e)
1,997 303
Prysmian SpA 447 45
Zeo Energy Corp - Warrants
(d)
524 —
$ 764
Electronics - 1.06%
Allegion plc 2,029 337
Amphenol Corp
(e)
3,726 525
Brady Corp 813 64
Celestica Inc
(d)
232 80
Coherent Corp
(d)
75 12
Flex Ltd
(d)
1,094 65
Garmin Ltd 307 60
Honeywell International Inc
(e)
11,799 2,268
Hubbell Inc
(e)
868 374
Jabil Inc
(e)
1,298 273
Keysight Technologies Inc
(d),(e)
1,246 247
Murata Manufacturing Co Ltd 8,200 169
NIDEC CORP
(e)
6,000 76
Sanmina Corp
(d)
216 34
SCREEN Holdings Co Ltd
(e)
1,100 91
TDK Corp 16,900 277
TE Connectivity PLC
(e)
445 100
Trimble Inc
(d)
379 31
TTM Technologies Inc
(d)
1,204 84
Vishay Intertechnology Inc 4,603 63
$ 5,230
Energy - Alternate Sources - 0.07%
First Solar Inc
(d),(e)
111 30
Nextpower Inc
(d)
813 75
Vestas Wind Systems A/S 9,179 218
$ 323
Engineering & Construction - 0.35%
ACS Actividades de Construccion y Servicios SA 1,581 146
AECOM
(e)
338 35
Aena SME SA
(i)
782 21
Bouygues SA 2,171 109
Centuri Holdings Inc
(d)
3,130 70
Eiffage SA 418 58
EMCOR Group Inc 476 293
Jacobs Solutions Inc
(e)
1,663 224
Obayashi Corp
(e)
9,700 198
Skanska AB 8,446 217
Stantec Inc 1,500 144
Vinci SA 934 133
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
WSP Global Inc
(e)
500 $ 87
$ 1,735
Entertainment - 0.07%
DraftKings Inc
(d)
93 3
Entain PLC 9,931 102
Evolution AB
(i)
1,731 119
Flutter Entertainment PLC
(d)
220 46
Live Nation Entertainment Inc
(d)
214 28
Monarch Casino & Resort Inc 505 49
$ 347
Environmental Control - 0.11%
Casella Waste Systems Inc
(d)
531 51
Pentair PLC 2,335 246
Republic Services Inc 155 34
Veralto Corp 2,149 217
$ 548
Food - 1.06%
Campbell's Company/The 5,705 174
Coles Group Ltd 5,646 83
Conagra Brands Inc 11,438 204
Empire Co Ltd 800 30
General Mills Inc 3,571 169
George Weston Ltd
(e)
600 41
Iron Horse Acquisitions Corp
(d)
939 5
Jeronimo Martins SGPS SA 1,742 41
Kellanova
(f)
29,468 2,465
Koninklijke Ahold Delhaize NV 711 29
Kraft Heinz Co/The 30,179 770
Kroger Co/The 1,218 82
Lamb Weston Holdings Inc 1,831 108
Marks & Spencer Group PLC
(e)
4,286 20
Nestle SA 2,551 254
Orkla ASA 972 10
Saputo Inc 9,600 272
Seven & i Holdings Co Ltd 1,000 14
Sysco Corp 437 33
TreeHouse Foods Inc
(d)
3,434 82
Tyson Foods Inc 5,897 342
$ 5,228
Gas - 0.06%
Centrica PLC
(e)
16,205 37
New Jersey Resources Corp 1,261 61
Southwest Gas Holdings Inc 810 67
Spire Inc 814 72
UGI Corp 1,342 53
$ 290
Hand & Machine Tools - 0.14%
Fuji Electric Co Ltd
(e)
1,100 77
Kennametal Inc 2,254 62
Makita Corp
(e)
3,400 99
Snap-on Inc 258 88
Stanley Black & Decker Inc
(e)
2,665 191
Techtronic Industries Co Ltd 12,857 151
$ 668
Healthcare - Products - 0.95%
ABIOMED Inc - Contingent Value Rights
(d),(g)
692 1
Agilent Technologies Inc 553 85
Align Technology Inc
(d),(e)
232 34
Allurion Technologies Inc - Warrants
(d)
931 —
Artivion Inc
(d)
2,707 126
Baxter International Inc
(e)
12,833 241
Cooper Cos Inc/The
(d)
1,265 99
Danaher Corp 584 132
Exact Sciences Corp
(d)
12,532 1,269
GE HealthCare Technologies Inc
(e)
4,931 394
Glaukos Corp
(d)
243 26
GRAIL Inc
(d)
64 7
Guardant Health Inc
(d)
123 13

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Hologic Inc
(d)
4,840 $ 363
IDEXX Laboratories Inc
(d),(e)
489 369
Insulet Corp
(d),(e)
209 68
Integra LifeSciences Holdings Corp
(d)
4,030 53
Lantheus Holdings Inc
(d)
137 8
Lifco AB 3,162 117
Medtronic PLC 1,191 125
Natera Inc
(d)
485 116
Omnicell Inc
(d)
1,575 58
Psyence Biomedical Ltd - Warrants
(d)
974 —
ResMed Inc 1,020 261
SI-BONE Inc
(d)
3,773 73
Solventum Corp
(d),(e)
2,188 187
STERIS PLC 184 49
Stryker Corp 331 123
Terumo Corp 11,100 173
TransMedics Group Inc
(d)
372 54
Twist Bioscience Corp
(d)
122 4
West Pharmaceutical Services Inc
(e)
195 54
$ 4,682
Healthcare - Services - 0.44%
Centene Corp
(d),(e)
4,709 185
Charles River Laboratories International Inc
(d),(e)
722 129
DaVita Inc
(d)
916 110
Elevance Health Inc
(e)
614 208
Ensign Group Inc/The 225 42
GeneDx Holdings Corp
(d)
395 66
HCA Healthcare Inc 199 101
ICON PLC
(d)
363 67
IQVIA Holdings Inc
(d),(e)
2,370 545
PACS Group Inc
(d)
980 33
Quest Diagnostics Inc 404 76
UnitedHealth Group Inc
(e)
1,053 347
Universal Health Services Inc
(e)
1,145 279
$ 2,188
Holding Companies - Diversified - 2.22%
1RT Acquisition Corp
(d)
566 6
A Paradise Acquisition Corp
(d)
2,060 21
A Paradise Acquisition Corp
(d)
23,370 236
AA Mission Acquisition Corp
(d)
10,684 113
AA Mission Acquisition Corp II
(d)
9,867 99
AA Mission Acquisition Corp II
(d)
32,000 317
Acropolis Infrastructure Acquisition Corp -
Escrow
(d),(g)
5,690 —
AI Infrastructure Acquisition Corp
(d)
8,503 86
Alchemy Investments Acquisition Corp 1 -
Warrants
(d)
3,107 —
Aldel Financial II Inc - Warrants
(d)
3,442 2
AltEnergy Acquisition Corp - Warrants
(d)
449 —
Andretti Acquisition Corp II
(d)
9,732 102
Andretti Acquisition Corp II - Warrants
(d)
4,866 1
Apex Treasury Corp
(d)
3,103 31
Apex Treasury Corp
(d)
11,037 109
Archimedes Tech SPAC Partners II Co
(d)
11,767 122
Archimedes Tech SPAC Partners II Co - Warrants
(d)
3,231 1
Armada Acquisition Corp II - Class A
(d)
21,349 217
Armada Acquisition Corp II - Warrants
(d)
1,838 2
Axiom Intelligence Acquisition - Class A
(d)
10,314 104
Axiom Intelligence Acquisition Corp 1
(d)
3,653 37
Bain Capital GSS Investment Corp
(d)
5,150 52
Bayview Acquisition Corp
(d)
3,661 41
BERTO ACQUISITION CORP
(d)
8,977 91
Berto Acquisition Corp - Warrants
(d)
783 —
BEST SPAC I Acquisition Corp - Rights
(d)
1,044 —
BEST SPAC I Acquisition Corp
(d)
1,044 11
Blue Acquisition Corp
(d)
2,589 28
Blue Water Acquisition Corp III
(d)
9,794 99
Blue Water Acquisition Corp III
(d)
10,430 105
BTC Development Corp
(d)
1,031 11
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Cal Redwood Acquisition Corp
(d)
3,133 $ 32
Cal Redwood Acquisition Corp - Class A
(d)
13,532 136
Calisa Acquisition Corp
(d)
325 3
Cantor Equity Partners I Inc
(d)
2,618 27
Cantor Equity Partners III Inc
(d)
1,045 11
Cantor Equity Partners IV Inc
(d)
4,125 43
Cantor Equity Partners V Inc
(d)
9,745 100
Cartesian Growth Corp II - Warrants
(d)
781 —
CARTESIAN GROWTH CORP III - Class A
(d)
16,299 165
Cartesian Growth Corp III - Warrants
(d)
1,034 —
Cayson Acquisition Corp
(d)
3,476 37
Cayson Acquisition Corp - Rights
(d)
3,476 1
Centurion Acquisition Corp
(d)
2 —
CERo Therapeutics Holdings Inc - Warrants
(d)
449 —
ChampionsGate Acquisition Corp
(d)
1,253 13
Chenghe Acquisition III Co
(d)
44 —
Chenghe Acquisition III Co
(d)
5,671 57
CN Healthy Food Tech Group Corp - Warrants
(d)
4,699 —
CO2 Energy Transition Corp
(d)
46,099 472
Cohen Circle Acquisition Corp II
(d)
4,403 46
Columbus Circle Capital Corp I
(d)
4,144 42
Copley Acquisition Corp
(d)
4,854 49
Copley Acquisition Corp - Warrants
(d)
1,305 —
Crown Reserve Acquisition Corp I
(d)
5,526 56
CSLM Digital Asset Acquisition Corp III Ltd
(d)
8,218 82
CSLM Digital Asset Acquisition Corp III Ltd
(d)
8,247 84
D Boral ARC Acquisition I Corp
(d)
31,095 312
Drugs Made In America Acquisition II Corp
(d)
10,374 104
DT Cloud Star Acquisition Corp
(d)
9,612 104
Dune Acquisition Corp II
(d)
7,632 78
Dune Acquisition Corp II - Warrants
(d)
5,151 2
Dynamix Corp III
(d)
1,033 10
EGH Acquisition Corp
(d)
1,557 —
EGH Acquisition Corp - Class A
(d)
6,777 68
Emmis Acquisition Corp - Rights
(d)
3,600 1
Emmis Acquisition Corp
(d)
3,600 36
EQV Ventures Acquisition Corp II
(d)
10,321 104
ESH Acquisition Corp - Rights
(d)
5,825 1
Eureka Acquisition Corp
(d)
1,047 11
FG Merger II Corp
(d)
24,393 244
Fifth Era Acquisition Corp I
(d)
1,781 18
FIGX Capital Acquisition Corp
(d)
1,776 18
FIGX Capital Acquisition Corp - Class A
(d)
2,592 26
Flag Ship Acquisition Corp
(d)
1,087 12
Future Vision II Acquisition Corp
(d)
8,312 87
FutureCrest Acquisition Corp
(d)
206 2
Galata Acquisition Corp II
(d)
3,607 38
Gesher Acquisition Corp II
(d)
5,220 54
Gesher Acquisition Corp II - Warrants
(d)
2,610 1
GigCapital7 Corp
(d)
1,995 21
GigCapital8 Corp
(d)
13,436 133
Globa Terra Acquisition Corp
(d)
28,136 283
Gores Holdings X Inc
(d)
10,656 112
GP-Act III Acquisition Corp
(d)
5,138 55
Graf Global Corp
(d)
4,458 48
Graf Global Corp - Warrants
(d)
2,229 1
GSR IV Acquisition Corp
(d)
13,399 138
Harvard Ave Acquisition Corp
(d)
12,376 124
Haymaker Acquisition Corp 4
(d)
15,675 176
HCM III Acquisition Corp
(d)
514 5
Highview Merger Corp
(d)
3,499 35
Indigo Acquisition Corp
(d)
5,150 52
Inflection Point Acquisition Corp. V
(d)
1,411 14
Integrated Wellness Acquisition Corp
(d)
11,198 137
Jackson Acquisition Co II
(d)
4,474 47
Jaws Mustang Acquisition Corp - Warrants
(d)
4,137 —
Jena Acquisition Corp II
(d)
18,921 193
Jena Acquisition Corp II - Rights
(d)
8,369 2
K&F Growth Acquisition Corp II
(d)
5,396 56

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
K&F Growth Acquisition Corp II - Rights
(d)
5,396 $ 1
Keen Vision Acquisition Corp - Warrants
(d)
10,678 1
LaFayette Acquisition Corp
(d)
4,167 42
Lake Superior Acquisition Corp
(d)
4,411 44
Lake Superior Acquisition Corp
(d)
5,264 53
Lakeshore Acquisition III Corp
(d)
14,402 146
Lakeshore Acquisition III Corp - Rights
(d)
9,177 2
Lightwave Acquisition Corp
(d)
10,284 104
Lightwave Acquisition Corp
(d)
5,154 52
Lionheart Holdings
(d)
8,257 87
Live Oak Acquisition Corp V
(d)
11,403 117
Live Oak Acquisition Corp V - Warrants
(d)
2,350 2
M3-Brigade Acquisition VI Corp
(d)
1,032 11
McKinley Acquisition Corp
(d)
5,150 51
McKinley Acquisition Corp
(d)
2,064 21
Mountain Lake Acquisition Corp
(d)
19,969 207
Mountain Lake Acquisition Corp - Rights
(d)
6,834 3
New Providence Acquisition Corp III
(d)
25,686 263
New Providence Acquisition Corp III - Warrants
(d)
8,562 4
Newbury Street II Acquisition Corp
(d)
17,051 177
Newbury Street II Acquisition Corp - Warrants
(d)
4,940 1
NewHold Investment Corp III
(d)
4,537 47
NewHold Investment Corp III - Warrants
(d)
2,268 1
NMP Acquisition Corp
(d)
10,313 103
Origin Investment Corp I
(d)
5,153 52
OTG Acquisition Corp I
(d)
2,577 26
Oxley Bridge Acquisition Ltd
(d)
4,173 43
Oxley Bridge Acquisition Ltd - Class A
(d)
17,504 175
Oyster Enterprises II Acquisition Corp
(d)
5,227 1
Oyster Enterprises II Acquisition Corp - Class A
(d)
13,934 141
Perimeter Acquisition Corp I
(d)
3,123 34
Pershing Square Tontine Holdings Ltd
(d),(g)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(d),(g)
3,910 —
Pioneer Acquisition I Corp
(d)
7,067 72
Pioneer Acquisition I Corp
(d)
15,671 162
ProCap Acquisition Corp
(d)
1,445 15
ProCap Acquisition Corp - Class A
(d)
5,080 52
Pyrophyte Acquisition Corp II
(d)
5,154 52
Quantumsphere Acquisition Corp
(d)
5,150 51
Quantumsphere Acquisition Corp
(d)
2,062 21
Quartzsea Acquisition Corp
(d)
14,901 151
Real Asset Acquisition Corp
(d)
4,642 48
Republic Digital Acquisition Co
(d)
1,567 16
Roman DBDR Acquisition Corp II
(d)
3,871 40
Roman DBDR Acquisition Corp II - Warrants
(d)
3,134 2
Siddhi Acquisition Corp
(d)
28,907 296
Silver Pegasus Acquisition Corp
(d)
7,216 73
Silver Pegasus Acquisition Corp
(d)
2,623 27
Silverbox Corp IV
(d)
4,505 47
SIM Acquisition Corp I
(d)
10,370 109
Sizzle Acquisition Corp II
(d)
17,239 175
Sizzle Acquisition Corp II - Rights
(d)
5,432 1
Slam Corp - Warrants
(d)
6,312 —
Solarius Capital Acquisition Corp
(d)
13,197 134
Soulpower Acquisition Corp
(d)
11,343 115
Soulpower Acquisition Corp - Rights
(d)
9,458 2
Spark I Acquisition Corp - Warrants
(d)
4,233 1
Spring Valley Acquisition Corp II - Rights
(d)
601 —
Spring Valley Acquisition Corp III
(d)
4,121 43
Starry Sea Acquisition Corp
(d)
7,731 77
Stellar V Capital Corp
(d)
4,313 45
Stellar V Capital Corp - Warrants
(d)
2,156 1
Target Global Acquisition I Corp - Warrants
(d)
1,309 —
Thayer Ventures Acquisition Corp II
(d)
5,908 1
Thayer Ventures Acquisition Corp II - Class A
(d)
11,143 113
Titan Acquisition Corp
(d)
11,169 114
Titan Acquisition Corp - Warrants
(d)
5,584 2
Translational Development Acquisition Corp
(d)
4,069 42
UY Scuti Acquisition Corp
(d)
2,169 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
UY Scuti Acquisition Corp - Rights
(d)
2,169 $ 1
Veea Inc - Warrants
(d)
1,370 —
Vendome Acquisition Corp I
(d)
10,650 107
Viking Acquisition Corp I
(d)
1,624 16
Volato Group Inc - Warrants
(d)
1,728 —
Voyager Acquisition Corp
(d)
9,148 96
Voyager Acquisition Corp - Warrants
(d)
3,935 1
Wen Acquisition Corp
(d)
1,084 11
Wen Acquisition Corp
(d)
8,016 83
Wintergreen Acquisition Corp
(d)
5,151 52
Wintergreen Acquisition Corp
(d)
94 1
$ 10,965
Home Builders - 0.08%
Champion Homes Inc
(d)
1,716 147
Daiwa House Industry Co Ltd 4,600 157
DR Horton Inc
(e)
396 63
Lennar Corp - A Shares 53 7
$ 374
Home Furnishings - 0.03%
Leggett & Platt Inc 6,249 64
MillerKnoll Inc 3,889 62
Xperi Inc
(d)
6,255 36
$ 162
Insurance - 1.36%
Admiral Group PLC
(e)
1,141 48
Aflac Inc 540 60
Ageas SA/NV 1,126 77
Allstate Corp/The
(e)
1,199 255
American International Group Inc
(e)
211 16
Beazley PLC 1,312 14
Berkshire Hathaway Inc - Class B
(d),(e)
867 445
Brown & Brown Inc 3,239 261
Chubb Ltd 1,116 330
Cincinnati Financial Corp
(e)
1,033 173
Corebridge Financial Inc 799 24
Equitable Holdings Inc
(e)
1,260 59
Everest Group Ltd
(e)
238 75
Fairfax Financial Holdings Ltd 200 344
Fidelity National Financial Inc
(e)
2,563 152
Great-West Lifeco Inc 2,500 116
Hannover Rueck SE 524 158
Hartford Insurance Group Inc/The
(e)
5,786 793
Insurance Australia Group Ltd 13,506 69
Kemper Corp 1,452 59
Loews Corp 1,777 192
Marsh & McLennan Cos Inc 2,493 457
MetLife Inc 664 51
MS&AD Insurance Group Holdings Inc
(e)
8,500 189
NN Group NV 1,731 126
ProAssurance Corp
(d),(f)
44,703 1,076
Progressive Corp/The 1,000 229
Prudential PLC
(e)
11,177 162
QBE Insurance Group Ltd 811 10
Sampo Oyj 2,069 24
SiriusPoint Ltd
(d)
2,317 48
Swiss Re AG 91 16
Talanx AG 2,441 317
W R Berkley Corp 2,637 205
Willis Towers Watson PLC 315 101
$ 6,731
Internet - 2.31%
Airbnb Inc
(d)
593 69
Alphabet Inc - A Shares
(e)
9,413 3,015
Alphabet Inc - C Shares 328 105
Amazon.com Inc
(d),(e)
9,265 2,160
AppLovin Corp
(d),(e)
179 107
Booking Holdings Inc
(e)
103 506
CDW Corp/DE
(e)
571 82
DoorDash Inc - Class A
(d)
229 45

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
eBay Inc
(e)
3,344 $ 277
Expedia Group Inc
(e)
2,049 525
F5 Inc
(d),(e)
1,324 317
Gen Digital Inc
(e)
22,562 595
GIBO Holdings Ltd - Warrants
(d)
1,119 —
GoDaddy Inc
(d)
2,229 285
Grab Holdings Ltd
(d)
37,485 204
Hims & Hers Health Inc
(d)
319 13
IAC Inc
(d)
8,800 309
LY Corp
(e)
62,700 168
Magnite Inc
(d)
5,111 75
Match Group Inc 3,821 127
MercadoLibre Inc
(d),(e)
15 31
Meta Platforms Inc
(e)
1,489 965
Netflix Inc
(d),(e)
7,021 755
Pinterest Inc
(d)
731 19
Rakuten Group Inc
(d)
11,200 69
Reddit Inc
(d)
412 89
Robinhood Markets Inc
(d)
299 38
Shopify Inc
(d)
500 80
Shopify Inc
(d)
182 29
Spotify Technology SA
(d)
173 104
Uber Technologies Inc
(d)
369 32
VeriSign Inc 641 162
Zillow Group Inc - C Shares
(d)
618 46
$ 11,403
Investment Companies - 0.03%
EXOR NV 209 17
HA Sustainable Infrastructure Capital Inc 1,072 37
Sofina SA 244 69
$ 123
Iron & Steel - 0.06%
Fortescue Ltd 13,646 192
Reliance Inc 310 86
$ 278
Leisure Products & Services - 0.10%
Carnival Corp
(d),(e)
12,946 334
Life Time Group Holdings Inc
(d)
3,267 91
Malibu Boats Inc
(d)
1,988 56
Royal Caribbean Cruises Ltd 32 9
$ 490
Lodging - 0.16%
Galaxy Entertainment Group Ltd 7,000 36
Hyatt Hotels Corp 439 72
InterContinental Hotels Group PLC 407 54
Las Vegas Sands Corp
(e)
3,717 254
Marriott International Inc/MD 733 224
Wynn Resorts Ltd 1,006 129
$ 769
Machinery - Construction & Mining - 0.17%
Bloom Energy Corp
(d)
148 16
Caterpillar Inc
(e)
760 437
GE Vernova Inc
(e)
355 213
Sandvik AB 781 24
Vertiv Holdings Co 771 139
$ 829
Machinery - Diversified - 0.30%
Applied Industrial Technologies Inc 183 47
Cactus Inc 386 17
CNH Industrial NV
(e)
3,872 37
Daifuku Co Ltd
(e)
1,100 35
Deere & Co 237 110
Dover Corp 536 99
DXP Enterprises Inc/TX
(d)
259 24
Ichor Holdings Ltd
(d)
2,914 49
Nordson Corp 317 75
Otis Worldwide Corp
(e)
1,415 126
Rockwell Automation Inc
(e)
1,228 486
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Wartsila OYJ Abp 5,639 $ 183
Xylem Inc/NY
(e)
851 120
Zurn Elkay Water Solutions Corp 1,377 66
$ 1,474
Media - 1.83%
Charter Communications Inc
(d),(e)
118 24
Comcast Corp - Class A
(e)
8,073 216
Endeavor Group Holdings Inc
(g)
137,899 3,792
FactSet Research Systems Inc
(e)
1,199 332
Fox Corp - A Shares
(e)
2,584 169
Liberty Broadband Corp - A Shares
(d),(f)
14,551 674
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
877 84
News Corp - A Shares 2,627 67
Optimum Communications Inc
(d)
22,876 44
TEGNA Inc 26,844 524
Walt Disney Co/The
(e)
4,389 458
Warner Bros Discovery Inc
(d),(f)
109,900 2,638
$ 9,022
Metal Fabrication & Hardware - 0.03%
Xometry Inc
(d)
2,519 147
Mining - 1.30%
Alamos Gold Inc 3,400 128
Barrick Mining Corp
(e)
13,355 558
First Quantum Minerals Ltd
(d),(e)
3,400 78
Franco-Nevada Corp
(e)
1,200 251
Freeport-McMoRan Inc
(e)
9,241 397
Kaiser Aluminum Corp 1,530 147
Lundin Mining Corp
(e)
13,682 256
MP Materials Corp
(d)
200 12
New Gold Inc
(d)
74,641 623
Newmont Corp
(e)
4,143 376
Norsk Hydro ASA 26,835 192
Northern Star Resources Ltd 6,619 119
Pan American Silver Corp – Rights
(d)
24,592 9
Pan American Silver Corp
(e)
3,300 150
South32 Ltd 86,749 184
Teck Resources Ltd
(f)
68,867 2,954
$ 6,434
Miscellaneous Manufacturers - 0.16%
A O Smith Corp
(e)
2,991 197
Alfa Laval AB 320 15
Axon Enterprise Inc
(d)
66 36
Fabrinet
(d)
73 33
Illinois Tool Works Inc 545 136
Parker-Hannifin Corp
(e)
25 22
Sturm Ruger & Co Inc 1,503 45
Textron Inc
(e)
3,966 330
$ 814
Office & Business Equipment - 0.06%
Zebra Technologies Corp
(d),(e)
1,093 276
Oil & Gas - 0.78%
APA Corp
(e)
15,367 384
ARC Resources Ltd
(e)
4,000 72
Canadian Natural Resources Ltd 1,850 63
Cenovus Energy Inc 3,500 62
ConocoPhillips 931 83
Devon Energy Corp
(e)
11,306 419
ENEOS Holdings Inc 28,500 188
Equinor ASA 2,932 67
Exxon Mobil Corp 2,417 281
Galp Energia SGPS SA 14,083 283
Idemitsu Kosan Co Ltd 7,300 54
Inpex Corp 6,100 130
Neste Oyj 5,856 113
Occidental Petroleum Corp
(e)
7,382 310
Phillips 66
(e)
1,403 192
Repsol SA 14,214 263

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Shell PLC 3,675 $ 135
TotalEnergies SE 1,008 66
Valero Energy Corp
(e)
3,692 652
Viper Energy Inc 879 32
$ 3,849
Oil & Gas Services - 0.13%
Atlas Energy Solutions Inc 5,575 48
Baker Hughes Co 845 42
DNOW Inc
(d)
6,204 87
Halliburton Co
(e)
8,256 216
Helix Energy Solutions Group Inc
(d)
6,083 41
Select Water Solutions Inc 5,924 60
SLB Ltd 3,294 119
Tidewater Inc
(d)
605 33
$ 646
Packaging & Containers - 0.16%
Ball Corp 498 25
CCL Industries Inc 1,300 79
Greif Inc - Class A 832 55
Packaging Corp of America 128 26
Smurfit WestRock PLC
(e)
15,163 541
Sonoco Products Co 1,108 47
$ 773
Pharmaceuticals - 1.40%
AbbVie Inc
(e)
2,155 491
Agios Pharmaceuticals Inc
(d)
117 3
Alkermes PLC
(d)
336 10
Amneal Pharmaceuticals Inc
(d)
314 4
Astellas Pharma Inc
(e)
20,500 258
AstraZeneca PLC
(e)
543 101
AstraZeneca PLC ADR 1,050 97
Becton Dickinson & Co 353 69
Bristol-Myers Squibb Co
(e)
18,966 933
Cardinal Health Inc 1,357 288
Catalyst Pharmaceuticals Inc
(d)
240 6
Cencora Inc 325 120
Cidara Therapeutics Inc
(d)
32 7
Collegium Pharmaceutical Inc
(d)
67 3
CVS Health Corp
(e)
2,606 209
Daiichi Sankyo Co Ltd
(e)
6,500 160
Dexcom Inc
(d),(e)
1,880 119
Eli Lilly & Co
(e)
507 546
Grifols SA 13,014 159
GSK PLC
(e)
5,318 127
Guardian Pharmacy Services Inc
(d)
971 28
Harmony Biosciences Holdings Inc
(d)
90 3
Harrow Inc
(d)
66 3
Hikma Pharmaceuticals PLC 5,245 108
Indivior PLC
(d)
251 8
Johnson & Johnson
(e)
1,617 335
Madrigal Pharmaceuticals Inc
(d)
39 23
MannKind Corp
(d)
631 3
McKesson Corp
(e)
164 145
Merck & Co Inc
(e)
4,848 508
Merus NV
(d)
775 75
Mirum Pharmaceuticals Inc
(d)
83 6
Neurocrine Biosciences Inc
(d),(e)
1,679 256
Novartis AG 862 112
Ocular Therapeutix Inc
(d)
291 4
Orion Oyj 1,956 140
Otsuka Holdings Co Ltd 3,200 181
Pacira BioSciences Inc
(d)
1,571 37
Pfizer Inc
(e)
24,684 635
Protagonist Therapeutics Inc
(d)
463 42
Recordati Industria Chimica e Farmaceutica SpA 287 17
Rhythm Pharmaceuticals Inc
(d)
108 12
Sanofi SA 763 76
Sanofi SA ADR 1,446 72
Spyre Therapeutics Inc
(d)
104 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Supernus Pharmaceuticals Inc
(d)
112 $ 5
Teva Pharmaceutical Industries Ltd ADR
(d)
3,380 91
Vaxcyte Inc
(d)
606 30
Viatris Inc 7,198 77
Xeris Biopharma Holdings Inc
(d)
317 2
Zoetis Inc
(e)
1,165 149
$ 6,896
Pipelines - 0.15%
Cheniere Energy Inc
(e)
702 146
Excelerate Energy Inc 2,578 72
Keyera Corp
(e)
3,700 120
Kinder Morgan Inc
(e)
4,888 134
Southcross Holdings
(d),(g)
615,976 —
Sunococorp LLC
(d)
2,859 151
Targa Resources Corp
(e)
465 81
Williams Cos Inc/The 389 24
$ 728
Private Equity - 0.07%
Blackstone Inc
(e)
1,055 155
KKR & Co Inc 1,724 210
$ 365
Real Estate - 0.13%
CBRE Group Inc
(d)
328 53
CFLD Cayman Investment Ltd Unit Trust
(d)
233,812 1
LEG Immobilien SE 1,798 135
Marcus & Millichap Inc 1,354 40
Sunac China Holdings Ltd
(d)
8,540 2
Vonovia SE 12,530 379
Wharf Real Estate Investment Co Ltd 6,000 19
Yuzhou Group Holdings Co Ltd
(d)
45,339 1
$ 630
REITs - 0.66%
American Healthcare REIT Inc 1,672 85
American Tower Corp 358 65
AvalonBay Communities Inc 989 180
CapitaLand Ascendas REIT 79,100 172
CareTrust REIT Inc 2,015 76
Crown Castle Inc
(e)
1,507 138
Digital Realty Trust Inc
(e)
2,475 397
EPR Properties 1,047 55
Equinix Inc 118 89
Extra Space Storage Inc 249 33
Goodman Group 1,934 38
Macerich Co/The 3,816 66
Mid-America Apartment Communities Inc 864 117
National Storage Affiliates Trust 1,845 54
Pebblebrook Hotel Trust 5,423 61
Phillips Edison & Co Inc 1,352 48
Piedmont Realty Trust Inc 6,442 56
Prologis Inc 1,106 142
Realty Income Corp 1,901 109
Rithm Capital Corp 4,084 47
Simon Property Group Inc 951 178
Stockland 30,770 121
Sun Communities Inc 597 77
UDR Inc 1,400 51
Ventas Inc 2,747 221
VICI Properties Inc
(e)
11,814 340
Welltower Inc
(e)
1,229 256
$ 3,272
Retail - 0.81%
Advance Auto Parts Inc 1,083 56
American Eagle Outfitters Inc 3,548 72
AutoZone Inc
(d)
10 40
Avolta AG 3,066 169
Bath & Body Works Inc 9,126 159
Best Buy Co Inc
(e)
1,884 150
Boot Barn Holdings Inc
(d)
324 63
Carvana Co
(d)
127 48

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Chipotle Mexican Grill Inc
(d),(e)
932 $ 32
CK Hutchison Holdings Ltd 5,000 35
Costco Wholesale Corp 22 20
Cracker Barrel Old Country Store Inc 793 23
Darden Restaurants Inc 1,050 189
Dick's Sporting Goods Inc 641 132
Dollar General Corp 1,799 197
Dollar Tree Inc
(d),(e)
3,269 362
Five Below Inc
(d)
290 48
Freshpet Inc
(d)
436 25
Genuine Parts Co 17 2
Home Depot Inc/The 609 218
Industria de Diseno Textil SA 1,011 57
JD Sports Fashion PLC 63,910 65
Kingfisher PLC 5,454 22
Lowe's Cos Inc
(e)
899 218
McDonald's Corp 796 248
MSC Industrial Direct Co Inc 667 59
Ollie's Bargain Outlet Holdings Inc
(d)
345 42
Pandora A/S 289 35
Signet Jewelers Ltd 665 67
Target Corp
(e)
2,744 248
TJX Cos Inc/The 2,460 374
Ulta Beauty Inc
(d)
408 220
Wesfarmers Ltd 650 35
Yum! Brands Inc
(e)
1,660 254
$ 3,984
Savings & Loans - 0.01%
WSFS Financial Corp 774 43
Semiconductors - 2.12%
Advanced Micro Devices Inc
(d),(e)
1,029 224
Advantest Corp
(e)
500 66
Analog Devices Inc
(e)
747 198
Applied Materials Inc
(e)
2,133 538
ARM Holdings PLC ADR
(d)
736 100
ASM International NV 74 41
ASML Holding NV 33 35
ASML Holding NV - NY Reg Shares 124 132
Broadcom Inc
(e)
5,375 2,166
Lam Research Corp
(e)
5,153 804
Marvell Technology Inc 548 49
Microchip Technology Inc
(e)
2,283 122
Micron Technology Inc 1,187 281
MKS Inc 445 70
NVIDIA Corp
(e)
20,747 3,672
NXP Semiconductors NV 390 76
ON Semiconductor Corp
(d),(e)
6,719 337
Power Integrations Inc 1,460 49
QUALCOMM Inc
(e)
2,776 467
Silicon Motion Technology Corp ADR 654 58
SiTime Corp
(d)
286 85
Skyworks Solutions Inc
(e)
6,658 439
Taiwan Semiconductor Manufacturing Co Ltd ADR 48 14
Teradyne Inc
(e)
876 159
Texas Instruments Inc 711 120
Tower Semiconductor Ltd
(d)
1,305 141
$ 10,443
Shipbuilding - 0.07%
Huntington Ingalls Industries Inc 560 176
Yangzijiang Shipbuilding Holdings Ltd 68,400 177
$ 353
Software - 1.99%
Adeia Inc 3,666 45
Adobe Inc
(d),(e)
1,359 435
Agilysys Inc
(d)
291 36
Amplitude Inc
(d)
3,234 33
Atlassian Corp
(d)
138 21
AvePoint Inc
(d)
3,723 48
Broadridge Financial Solutions Inc 66 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Clearwater Analytics Holdings Inc
(d)
3,727 $ 82
Cloudflare Inc
(d),(e)
401 80
Commvault Systems Inc
(d)
219 27
Constellation Software Inc/Canada - Warrants
(d),(g)
153 —
Dayforce Inc
(d)
477 33
Dynatrace Inc
(d)
1,689 75
Electronic Arts Inc
(e),(f)
15,450 3,122
Fiserv Inc
(d),(e)
3,469 213
Freshworks Inc
(d)
2,831 34
Genius Sports Ltd
(d)
5,039 51
iLearningEngines Holdings Inc - Warrants
(d)
1,824 —
Intapp Inc
(d)
1,074 46
Intuit Inc 179 114
IonQ Inc
(d)
233 11
Konami Group Corp
(e)
1,000 153
LeddarTech Holdings Inc - Warrants
(d)
2,297 —
Microsoft Corp
(e)
5,683 2,797
Nutanix Inc
(d)
591 28
Oracle Corp
(e)
1,712 345
Palantir Technologies Inc
(d),(e)
1,725 290
Paychex Inc
(e)
2,877 321
PTC Inc
(d),(e)
2,597 456
RingCentral Inc
(d)
1,729 49
ROBLOX Corp
(d)
227 22
Roper Technologies Inc 530 237
Salesforce Inc 969 224
SAP SE ADR 116 28
ServiceNow Inc
(d)
40 32
ServiceTitan Inc
(d)
173 15
Snowflake Inc - Class A
(d),(e)
205 52
Strategy Inc
(d)
614 109
Synopsys Inc
(d)
118 49
Veeva Systems Inc
(d)
244 59
Veradigm Inc
(d)
7,366 37
$ 9,824
Telecommunications - 0.56%
A10 Networks Inc 3,393 58
Arista Networks Inc
(d),(e)
1,256 164
AT&T Inc
(e)
8,034 209
Calix Inc
(d)
924 51
Cisco Systems Inc
(e)
5,843 450
Corning Inc
(e)
1,839 155
Credo Technology Group Holding Ltd
(d)
305 54
Deutsche Telekom AG 7,681 248
Frontier Communications Parent Inc
(d)
6,261 237
HKT Trust & HKT Ltd 13,000 20
KDDI Corp
(e)
4,000 69
Nokia OYJ 10,948 67
Telefonaktiebolaget LM Ericsson 18,981 183
Telenor ASA 3,839 55
T-Mobile US Inc
(e)
1,423 298
Verizon Communications Inc
(e)
7,125 293
Vodafone Group PLC
(e)
115,888 144
$ 2,755
Toys, Games & Hobbies - 0.02%
Hasbro Inc 1,228 101
Nintendo Co Ltd 200 17
$ 118
Transportation - 1.45%
AP Moller - Maersk A/S - B 49 98
Central Japan Railway Co 7,000 191
CH Robinson Worldwide Inc 350 56
CSX Corp
(f)
72,236 2,554
Expeditors International of Washington Inc
(e)
622 91
FedEx Corp 834 230
InPost SA
(d)
2,022 24
JB Hunt Transport Services Inc
(e)
2,282 397
Knight-Swift Transportation Holdings Inc 1,009 46
Nippon Yusen KK
(e)
600 19

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Norfolk Southern Corp
(f)
9,653 $ 2,820
Ryder System Inc 472 82
SITC International Holdings Co Ltd 49,000 168
TFI International Inc 600 52
Union Pacific Corp 96 22
United Parcel Service Inc
(e)
3,240 311
$ 7,161
Water - 0.05%
United Utilities Group PLC
(e)
15,281 250
TOTAL COMMON STOCKS $ 177,189
CONVERTIBLE PREFERRED STOCKS
- 0.02% Shares Held Value (000's)
Aerospace & Defense - 0.01%
Boeing Co/The 6.00%, 10/15/2027 879 $ 55
Diversified Financial Services - 0.00%
Apollo Global Management Inc 6.75%, 07/31/2026 150 10
Electric - 0.00%
PG&E Corp 6.00%, 12/01/2027 316 13
Pipelines - 0.01%
Southcross Energy Series A 0.00%
(d),(g)
2,399,339 19
TOTAL CONVERTIBLE PREFERRED STOCKS $ 97
PREFERRED STOCKS - 0.20% Shares Held Value (000's)
Automobile Manufacturers - 0.02%
Porsche Automobil Holding SE 1.91% 1,743 $ 75
Electronics - 0.01%
Sartorius AG 0.74% 188 55
Finance - Mortgage Loan/Banker - 0.11%
Fannie Mae 0.00%, 01/01/2026
(d),(j)
37,200 458
3 Month USD LIBOR + 0.75%
Freddie Mac - Series Z 0.00%, 12/31/2027
(d),(j)
4,504 65
$ 523
REITs - 0.06%
City Office REIT Inc 6.63%, 01/01/2026
(j)
12,400 309
TOTAL PREFERRED STOCKS $ 962
BONDS - 31.55%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.41%
Boeing Co/The
3.63%, 02/01/2031 $ 209 $ 201
5.71%, 05/01/2040 151 155
5.81%, 05/01/2050 370 368
5.93%, 05/01/2060 10 10
6.53%, 05/01/2034 45 50
6.86%, 05/01/2054 135 154
7.01%, 05/01/2064 65 74
Czechoslovak Group AS
6.50%, 01/10/2031
(i)
400 412
6.50%, 01/10/2031 600 618
$ 2,042
Agriculture - 0.08%
Cargill Inc
4.66%, 02/11/2028
(i)
320 321
Secured Overnight Financing Rate + 0.61%
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(i)
55 58
$ 379
Airlines - 0.18%
Azul Secured Finance LLP
0.00%, PIK 15.00%; 02/27/2026
(i),(k),(l)
748 761
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 126 123
$ 884
Automobile Asset Backed Securities - 0.60%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
100 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
American Credit Acceptance Receivables Trust
2025-1
5.54%, 08/12/2031
(i)
$ 30 $ 30
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 345
5.58%, 12/20/2030
(i)
120 124
7.24%, 06/20/2029
(i)
100 105
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 123
Carmax Select Receivables Trust 2025-B
5.33%, 07/15/2031 125 126
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 16 15
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(i)
15 15
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
Drive Auto Receivables Trust 2025-2
4.90%, 12/15/2032 50 50
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
125 126
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 117
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 103
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 102
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 129
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031 50 50
FHF Issuer Trust 2025-1
4.92%, 02/15/2031
(i)
67 67
FHF Issuer Trust 2025-2
5.75%, 05/15/2030
(i)
125 125
First Investors Auto Owner Trust 2025-1
5.22%, 12/15/2033
(i)
25 25
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029
(i)
45 42
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 35
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
110 114
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 26
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(i)
15 15
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 51
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
164 162
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 130 133
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 102
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 114
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(i)
35 35
6.02%, 10/15/2029
(i)
90 92
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(i)
25 26
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030
(i)
100 102
$ 2,959

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.17%
Allison Transmission Inc
3.75%, 01/30/2031
(i)
$ 75 $ 70
American Honda Finance Corp
4.45%, 10/22/2027 395 398
Toyota Motor Credit Corp
4.35%, 10/08/2027 390 394
$ 862
Automobile Parts & Equipment - 0.03%
ZF North America Capital Inc
6.88%, 04/23/2032
(i)
150 143
Banks - 1.97%
Bank of America Corp
3.85%, 03/08/2037
(m)
15 14
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(m),(n)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(i),(m),(n)
700 734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 725 863
BSF Finance
5.76%, 09/03/2035
(m)
$ 675 673
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Commonwealth Bank of Australia/New York NY
4.58%, 11/27/2026 395 398
5.32%, 03/13/2026 250 251
Ipoteka-Bank ATIB
6.45%, 10/09/2030 200 199
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
275 278
Morgan Stanley
2.48%, 09/16/2036
(m)
290 255
Secured Overnight Financing Rate + 1.36%
4.89%, 10/22/2036
(m)
70 70
Secured Overnight Financing Rate + 1.31%
National Bank of Uzbekistan
7.20%, 07/17/2030 200 205
8.50%, 07/05/2029 400 426
PNC Bank NA
4.78%, 01/15/2027
(m)
320 320
Secured Overnight Financing Rate + 0.50%
Riyad Sukuk Ltd
6.21%, 07/14/2035
(m)
675 688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Saudi Awwal Bank
5.95%, 09/04/2035
(m)
400 405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
SNB Sukuk Ltd
5.94%, 07/18/2036
(m)
500 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Societe Generale SA
5.44%, 10/03/2036
(i),(m)
200 202
Secured Overnight Financing Rate + 1.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
7.00%, 11/14/2035
(i),(j),(m),(n)
$ 375 $ 384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.63%, 01/16/2032
(i),(j),(m),(n)
350 372
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Bank & Trust Co
4.59%, 11/25/2026 395 398
State Street Corp
4.33%, 10/22/2027 395 399
UBS Group AG
5.58%, 05/09/2036
(i),(m)
200 210
Secured Overnight Financing Rate + 1.76%
5.62%, 09/13/2030
(i),(m)
210 220
USD Secured Overnight Financing Rate ICE
Swap Rate 1 Year + 1.34%
5.70%, 02/08/2035
(i),(m)
250 265
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
6.60%, 08/05/2030
(i),(j),(m),(n)
200 201
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
US Bank NA/Cincinnati OH
4.51%, 10/22/2027
(m)
395 396
Secured Overnight Financing Rate + 0.69%
Wells Fargo & Co
4.89%, 09/15/2036
(m)
180 182
Secured Overnight Financing Rate + 1.34%
$ 9,712
Building Materials - 0.26%
Amrize Finance US LLC
5.40%, 04/07/2035
(i)
75 78
Builders FirstSource Inc
6.75%, 05/15/2035
(i)
13 13
Cemex SAB de CV
5.13%, 06/08/2026
(i),(j),(m)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
CRH America Finance Inc
5.00%, 02/09/2036 185 187
JH North America Holdings Inc
5.88%, 01/31/2031
(i)
80 81
6.13%, 07/31/2032
(i)
114 117
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 450 453
Quikrete Holdings Inc
6.38%, 03/01/2032
(i)
155 161
$ 1,289
Chemicals - 0.12%
Braskem Idesa SAPI
0.00%, 11/15/2029
(d)
400 243
6.99%, 02/20/2032 200 120
Chemours Co/The
5.75%, 11/15/2028
(i)
22 21
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(i)
129 129
Solstice Advanced Materials Inc
5.63%, 09/30/2033
(i)
80 80
$ 593
Commercial Mortgage Backed Securities - 0.59%
BPR Trust 2021-NRD
9.58%, 12/15/2038
(i)
20 20
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 5.62%
10.83%, 12/15/2038
(i)
140 137
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BPR Trust 2022-SSP
6.96%, 05/15/2039
(i)
$ 245 $ 245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
BX Trust 2025-VLT6
5.40%, 03/15/2042
(i)
295 294
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
BX Trust 2025-VLT7
5.66%, 07/15/2044
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
5.96%, 07/15/2044
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.00%
Citigroup Commercial Mortgage Trust 2014-GC21
4.87%, 05/10/2047
(i),(k)
135 125
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
104 100
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 822
DC Commercial Mortgage Trust 2023-DC
7.38%, 09/12/2040
(i),(k)
110 114
LEX 2024-BBG Mortgage Trust
5.04%, 10/13/2033
(i),(k)
25 25
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(i),(k)
143 142
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(d),(i)
170 —
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(d),(i)
645 —
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
3.91%, 07/15/2046
(k)
7 7
Wells Fargo Commercial Mortgage Trust 2016-C36
4.25%, 11/15/2059
(k)
100 88
WFRBS Commercial Mortgage Trust 2011-C3
6.05%, 03/15/2044
(i),(k)
108 39
WFRBS Commercial Mortgage Trust 2011-C4
5.15%, 06/15/2044
(i),(k)
522 505
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 64 55
$ 2,918
Commercial Services - 0.10%
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
95 68
TriNet Group Inc
3.50%, 03/01/2029
(i)
70 66
United Rentals North America Inc
5.38%, 11/15/2033
(i),(o)
162 163
6.13%, 03/15/2034
(i)
165 172
$ 469
Computers - 0.03%
NetApp Inc
5.50%, 03/17/2032 65 68
5.70%, 03/17/2035 55 58
$ 126
Diversified Financial Services - 0.57%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.38%, 12/15/2031 165 171
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 57
6.50%, 07/18/2028
(i)
145 152
Aviation Capital Group LLC
4.80%, 10/24/2030
(i)
95 95
6.75%, 10/25/2028
(i)
210 223
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd
5.38%, 05/30/2030
(i)
$ 45 $ 46
BGC Group Inc
6.15%, 04/02/2030 45 46
Blue Owl Finance LLC
6.25%, 04/18/2034 185 191
Brookfield Asset Management Ltd
5.80%, 04/24/2035 40 42
Capital One Financial Corp
5.20%, 09/11/2036
(m)
65 65
Secured Overnight Financing Rate + 1.63%
Citadel LP
6.00%, 01/23/2030
(i)
35 37
6.38%, 01/23/2032
(i)
25 26
CS Treasury Management Services P Ltd
9.00%, 06/05/2026
(i),(j)
115 106
Eagle Funding Luxco Sarl
5.50%, 08/17/2030
(i)
700 711
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(i)
55 57
8.38%, 04/01/2032
(i)
10 11
9.13%, 05/15/2031
(i)
20 21
Jefferies Financial Group Inc
6.20%, 04/14/2034 240 254
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(i)
35 36
5.20%, 03/27/2028
(i)
85 87
Osaic Holdings Inc
6.75%, 08/01/2032
(i)
40 41
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 220 220
Synchrony Financial
5.02%, 07/29/2029
(m)
80 81
Secured Overnight Financing Rate + 1.40%
5.45%, 03/06/2031
(m)
55 56
Secured Overnight Financing Rate + 1.68%
$ 2,832
Electric - 0.52%
Comision Federal de Electricidad
5.00%, 09/29/2036 187 173
Eastern European Electric Co BV
6.50%, 05/15/2030
(i)
EUR 200 244
6.50%, 05/15/2030 125 153
Energo - Pro as
8.00%, 05/27/2030
(i)
625 766
Energuate Trust 2 0
6.35%, 09/15/2035
(i)
$ 250 249
Pacific Gas and Electric Co
6.40%, 06/15/2033 110 119
Saavi Energia Sarl
8.88%, 02/10/2035
(i)
800 860
Vistra Operations Co LLC
5.25%, 10/15/2035
(i)
25 25
$ 2,589
Electronics - 0.08%
Imola Merger Corp
4.75%, 05/15/2029
(i)
14 14
Sensata Technologies Inc
3.75%, 02/15/2031
(i)
190 177
TD SYNNEX Corp
5.30%, 10/10/2035 105 105
6.10%, 04/12/2034 110 117
$ 413

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources - 0.12%
FS Luxembourg Sarl
8.63%, 06/25/2033
(i)
$ 200 $ 205
8.88%, 02/12/2031
(i)
150 155
8.88%, 02/12/2031 200 206
$ 566
Engineering & Construction - 0.61%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(i)
600 617
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(i)
375 388
IHS Holding Ltd
7.88%, 05/29/2030
(i)
475 485
7.88%, 05/29/2030 200 204
IHS Netherlands Holdco BV
8.00%, 09/18/2027 292 292
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
400 408
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(i)
600 620
$ 3,014
Entertainment - 0.03%
Warnermedia Holdings Inc
4.28%, 03/15/2032 169 154
5.05%, 03/15/2042 20 16
$ 170
Environmental Control - 0.01%
GFL Environmental Inc
4.38%, 08/15/2029
(i)
45 44
Food - 0.19%
Grupo Nutresa SA
8.00%, 05/12/2030
(i)
725 774
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
5.50%, 01/15/2036
(i)
140 143
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.00%, 02/02/2029 35 34
$ 951
Healthcare - Products - 0.03%
Avantor Funding Inc
4.63%, 07/15/2028
(i)
40 39
Hologic Inc
3.25%, 02/15/2029
(i)
105 104
$ 143
Healthcare - Services - 0.17%
Centene Corp
3.38%, 02/15/2030 110 101
4.63%, 12/15/2029 180 174
HCA Inc
4.90%, 11/15/2035 5 5
5.60%, 04/01/2034 285 299
Molina Healthcare Inc
3.88%, 05/15/2032
(i)
70 63
4.38%, 06/15/2028
(i)
65 63
6.50%, 02/15/2031
(i)
112 115
$ 820
Home Builders - 0.07%
Meritage Homes Corp
5.65%, 03/15/2035 225 231
Taylor Morrison Communities Inc
5.75%, 11/15/2032
(i)
93 96
$ 327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.04%
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055
(i),(k)
$ 103 $ 103
8.84%, 02/25/2055
(i),(k)
100 101
$ 204
Insurance - 0.29%
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(i)
60 62
6.75%, 04/15/2028
(i)
7 7
Brown & Brown Inc
5.55%, 06/23/2035 25 26
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
85 76
4.40%, 10/15/2029
(i)
50 49
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 395 399
Ryan Specialty LLC
5.88%, 08/01/2032
(i)
13 13
SBL Holdings Inc
6.50%, 11/13/2026
(i),(j),(m)
829 788
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.62%
$ 1,420
Internet - 0.52%
AppLovin Corp
5.13%, 12/01/2029 85 87
5.50%, 12/01/2034 210 217
Beignet Investor LLC
6.58%, 05/30/2049
(i)
253 273
Getty Images Inc
11.25%, 02/21/2030
(i)
1,110 1,066
14.00%, 03/01/2028
(i)
584 555
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(i)
85 81
5.25%, 12/01/2027
(i)
60 60
Meta Platforms Inc
4.88%, 11/15/2035 85 86
5.63%, 11/15/2055 115 115
Uber Technologies Inc
4.80%, 09/15/2035 45 45
$ 2,585
Investment Companies - 0.24%
Antares Holdings LP
2.75%, 01/15/2027
(i)
505 492
Gaci First Investment Co
5.63%, 07/29/2034 675 713
$ 1,205
Iron & Steel - 0.12%
Commercial Metals Co
5.75%, 11/15/2033
(i)
43 44
6.00%, 12/15/2035
(i)
61 62
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(k),(l)
380 381
Steel Dynamics Inc
5.25%, 05/15/2035 85 87
$ 574
Leisure Products & Services - 0.02%
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032
(i)
56 52
Royal Caribbean Cruises Ltd
5.63%, 09/30/2031
(i)
65 66
$ 118
Lodging - 0.05%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(i)
55 56

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Marriott International Inc/MD
5.50%, 04/15/2037 $ 195 $ 201
$ 257
Media - 0.33%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
290 290
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.38%, 10/23/2035 30 31
6.55%, 06/01/2034 65 68
6.65%, 02/01/2034 30 32
CSC Holdings LLC
4.63%, 12/01/2030
(i)
235 84
5.38%, 02/01/2028
(i)
200 145
Directv Financing LLC
8.88%, 02/01/2030
(i)
25 25
8.88%, 02/01/2030
(i)
79 78
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(i)
95 94
Discovery Communications LLC
3.63%, 05/15/2030 5 5
6.35%, 06/01/2040 35 32
DISH DBS Corp
5.25%, 12/01/2026
(i)
415 405
TEGNA Inc
5.00%, 09/15/2029 317 314
Time Warner Cable LLC
6.55%, 05/01/2037 30 31
$ 1,634
Mining - 0.56%
Glencore Funding LLC
6.50%, 10/06/2033
(i)
295 328
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(i)
775 795
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(i)
475 477
10.88%, 09/17/2029 400 415
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(i)
525 532
9.50%, 10/06/2028 200 203
$ 2,750
Miscellaneous Manufacturers - 0.07%
Axon Enterprise Inc
6.13%, 03/15/2030
(i)
25 26
6.25%, 03/15/2033
(i)
15 16
Entegris Inc
4.75%, 04/15/2029
(i)
105 105
Textron Financial Corp
5.85%, 02/15/2067
(i)
215 193
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 340
Mortgage Backed Securities - 0.53%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 33 33
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 20 19
5.50%, 08/25/2034 17 17
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 15 15
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 20 20
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 17 17
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 18 16
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Banc of America Mortgage 2005-A Trust
5.11%, 02/25/2035
(k)
$ 6 $ 6
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(k)
140 118
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(i),(k)
100 100
CHL Mortgage Pass-Through Trust 2004-HYB4
5.21%, 09/20/2034
(k)
10 9
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 17 18
DSLA Mortgage Loan Trust 2005-AR5
4.73%, 09/19/2045 83 44
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 24 23
IndyMac INDX Mortgage Loan Trust 2004-AR7
5.29%, 09/25/2034 60 49
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.68%, 08/25/2035
(k)
263 196
Lehman XS Trust Series 2006-2N
4.59%, 02/25/2046 46 42
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 11 11
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 8 8
6.00%, 06/25/2034 9 10
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 61 62
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
5.90%, 05/25/2036
(k)
1 1
MFA 2024-NPL1 Trust
6.33%, 09/25/2054
(k)
86 86
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039
(i),(k)
105 106
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(k)
95 87
PRET 2025-NPL8 LLC
5.73%, 08/25/2055
(i),(k)
116 116
PRPM 2025-2 LLC
9.56%, 05/25/2030
(i),(k)
100 100
PRPM 2025-8 LLC
5.39%, 10/25/2030
(i),(k)
95 95
RCO IX Mortgage LLC 2025-2
6.51%, 04/25/2030
(i),(k)
131 131
RCO IX Mortgage LLC 2025-4
5.31%, 10/25/2030
(i),(k)
130 130
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030
(i),(k)
167 167
Redwood Funding Trust 2025-1
7.58%, 05/27/2055
(i),(k)
93 94
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039
(i),(k)
130 131
Structured Adjustable Rate Mortgage Loan Trust
4.38%, 07/25/2035 303 177
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(k)
260 261
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055
(i),(k)
96 96
$ 2,611

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 1.96%
Azule Energy Finance Plc
8.13%, 01/23/2030
(i)
$ 575 $ 577
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2026
(i)
492 494
Civitas Resources Inc
8.38%, 07/01/2028
(i)
98 101
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
135 118
5.75%, 01/15/2031
(i)
410 423
Energean Israel Finance Ltd
5.38%, 03/30/2028
(i)
425 418
5.38%, 03/30/2028
(i)
110 108
8.50%, 09/30/2033
(i)
490 523
Energean PLC
5.63%, 05/12/2031
(i)
EUR 225 262
Helmerich & Payne Inc
5.50%, 12/01/2034 $ 291 290
Kosmos Energy Ltd
7.50%, 03/01/2028 600 416
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
750 754
6.50%, 06/30/2027
(i)
25 25
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(g)
1,100 —
Permian Resources Operating LLC
8.00%, 04/15/2027
(i)
84 85
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d),(i)
175 43
0.00%, 05/16/2024
(d)
3,295 807
0.00%, 11/15/2026
(d)
650 159
Petroleos Mexicanos
5.95%, 01/28/2031 250 241
6.70%, 02/16/2032 275 273
6.84%, 01/23/2030 590 597
Puma International Financing SA
7.75%, 04/25/2029
(i)
525 542
Raizen Fuels Finance SA
6.25%, 07/08/2032
(i)
400 346
6.70%, 02/25/2037
(i)
275 236
Saudi Arabian Oil Co
5.38%, 06/02/2035 350 361
Shelf Drilling Holdings Ltd
9.63%, 04/15/2029
(i)
557 583
SM Energy Co
6.75%, 08/01/2029
(i)
68 68
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 200 199
Uzbekneftegaz JSC
8.75%, 05/07/2030
(i)
475 502
Viper Energy Partners LLC
5.70%, 08/01/2035 125 128
$ 9,679
Oil & Gas Services - 0.09%
Yinson Boronia Production BV
8.95%, 07/31/2042 392 426
Other Asset Backed Securities - 2.03%
37 Capital Clo 4 Ltd
5.70%, 04/15/2035
(i)
255 255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
AASET 2024-2 Ltd
5.93%, 09/16/2049
(i)
230 234
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
20 19
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(k)
675 547
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Applebee's Funding LLC / IHOP Funding LLC
6.72%, 06/07/2055
(i)
$ 220 $ 222
7.82%, 03/05/2053
(i)
150 152
Bain Capital Credit CLO 2020-1 Ltd
5.68%, 04/18/2033
(i)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
79 83
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(k)
41 41
Carval Clo X-C Ltd
5.68%, 07/20/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Clsec Holdings 22t LLC
6.17%, 05/11/2037
(i)
50 50
Compass Datacenters Issuer III LLC
5.29%, 07/25/2050
(i)
65 66
5.66%, 02/25/2050
(i)
65 66
DataBank Issuer II LLC
5.18%, 09/27/2055
(i)
115 114
EDI ABS Issuer 1 LLC
4.45%, 07/25/2055
(i)
65 63
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
97 96
Foundation Finance Trust 2025-1
5.26%, 04/15/2050
(i)
100 101
6.09%, 04/15/2050
(i)
100 100
Frontier Issuer LLC
6.60%, 08/20/2053
(i)
315 319
Garnet CLO 2 Ltd
5.43%, 10/20/2038
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
Global SC Finance X Ltd
7.85%, 09/20/2045
(i)
104 105
Golub Capital Partners CLO 74 B Ltd
5.71%, 07/25/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Golub Capital Partners CLO 75B Ltd
5.81%, 07/25/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
GoodLeap Home Improvement Solutions Trust
2024-1
6.38%, 10/20/2046
(i)
84 86
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031
(i)
100 100
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
77 77
KKR CLO 22 Ltd
5.75%, 07/20/2031
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(i)
113 113
Madison Park Funding LIII Ltd
5.62%, 04/21/2035
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
6.13%, 04/18/2037
(i)
260 261
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
$ 100 $ 103
MetroNet Infrastructure Issuer LLC
7.83%, 08/20/2055
(i)
30 30
OCP Clo 2019-17 Ltd
5.88%, 07/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Octagon Investment Partners XXII Ltd
6.02%, 01/22/2030
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Partners XI Ltd
6.08%, 04/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.20%
OHA Loan Funding 2013-1 Ltd
6.21%, 04/23/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
OnDeck Asset Securitization Trust IV LLC
8.99%, 06/17/2031
(i)
100 102
OWN Equipment Fund I LLC
5.70%, 12/20/2032
(i)
83 84
Palmer Square BDC CLO 1 Ltd
6.05%, 07/15/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
5.53%, 07/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
259 249
5.77%, 06/05/2054
(i)
74 75
Post CLO 2023-1 Ltd
5.16%, 10/20/2038
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
QTS Issuer ABS II LLC
5.78%, 10/05/2055
(i)
55 55
Regatta 35 Funding Ltd
5.57%, 10/15/2038
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Regional Management Issuance Trust 2025-2
5.36%, 11/16/2037
(i)
140 140
Rockford Tower 2024-2 Ltd
5.73%, 10/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Rockford Tower CLO 2018-1 Ltd
5.25%, 05/20/2031
(i)
43 43
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
SEB Funding LLC
7.39%, 04/30/2054
(i)
70 72
SF Abs Issuer LLC
5.87%, 11/25/2055
(i),(o)
185 180
Shentel Issuer LLC
5.64%, 12/20/2055
(i),(o)
90 91
Silver Point CLO 12 Ltd
5.51%, 10/15/2038
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Sixth Street CLO XV Ltd
5.87%, 10/24/2037
(i)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Sixth Street CLO XXV Ltd
5.67%, 07/24/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(i)
213 215
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
103 40
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
85 80
Sunrun Athena Issuer 2018-1 LLC
5.31%, 04/30/2049
(i)
76 74
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057
(i)
79 72
Wellfleet CLO 2024-1 Ltd
5.93%, 07/18/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
Wingstop Funding LLC
5.86%, 12/05/2054
(i)
100 103
$ 9,998
Packaging & Containers - 0.20%
Ball Corp
5.50%, 09/15/2033 241 246
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2030
(i)
858 746
$ 992
Pharmaceuticals - 0.29%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
105 95
Eli Lilly & Co
4.55%, 02/12/2028 320 326
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 144
7.38%, 09/15/2029 110 144
7.88%, 09/15/2031 100 139
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 795 604
$ 1,452
Pipelines - 0.56%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 464 469
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
262 237
2.16%, 03/31/2034 192 174
Golar LNG Ltd
7.50%, 10/02/2030
(i)
375 364
Southern Gas Corridor CJSC
6.88%, 03/24/2026 325 327
Targa Resources Corp
5.55%, 08/15/2035 115 118
6.13%, 03/15/2033 65 70
6.50%, 03/30/2034 275 302
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
105 92
4.13%, 08/15/2031
(i)
90 82
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034
(i)
90 93
7.50%, 05/01/2033
(i)
177 193
7.75%, 05/01/2035
(i)
110 123
Western Midstream Operating LP
6.15%, 04/01/2033 135 143
$ 2,787

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0.18%
Agile Group Holdings Ltd
0.00%, 10/13/2025
(d)
$ 210 $ 10
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(d),(i)
109 3
0.00%, 01/31/2031
(d),(i)
58 2
0.00%, 01/31/2031
(d),(i)
14 —
China Evergrande Group
0.00%, 06/28/2025
(d)
200 2
Kaisa Group Holdings Ltd
5.25%, PIK 6.25%; 12/28/2028
(i),(k),(l)
51 1
5.50%, PIK 6.00%; 12/28/2027
(i),(k),(l)
34 1
5.50%, PIK 6.50%; 12/28/2029
(i),(k),(l)
85 2
5.75%, PIK 6.75%; 12/28/2030
(i),(k),(l)
102 2
6.00%, PIK 7.00%; 12/28/2031
(i),(k),(l)
152 3
6.25%, PIK 7.25%; 12/28/2032
(i),(k),(l)
143 3
KWG Group Holdings Ltd
0.00%, 02/13/2026
(d)
210 11
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(i)
350 344
NWD MTN Ltd
4.13%, 07/18/2029 400 293
4.50%, 05/19/2030 200 146
Sunac China Holdings Ltd
0.00%, 09/30/2025
(d),(i)
19 3
0.00%, PIK 0.00%; 09/30/2026
(d),(i),(l)
19 3
0.00%, PIK 0.00%; 09/30/2027
(d),(i),(l)
37 6
0.00%, PIK 0.00%; 09/30/2028
(d),(i),(l)
56 8
0.00%, PIK 0.00%; 09/30/2029
(d),(i),(l)
56 8
0.00%, PIK 0.00%; 09/30/2030
(d),(i),(l)
27 4
Times China Holdings Ltd
0.00%, 03/22/2026
(d)
210 6
Yuzhou Group Holdings Co Ltd
0.00%, PIK 0.00%; 06/30/2027
(d),(k),(l)
47 5
0.00%, PIK 0.00%; 06/30/2028
(d),(k),(l)
40 1
0.00%, PIK 0.00%; 06/30/2029
(d),(k),(l)
70 1
0.00%, PIK 0.00%; 06/30/2030
(d),(k),(l)
93 2
0.00%, PIK 0.00%; 06/30/2031
(d),(k),(l)
131 2
0.00%, PIK 0.00%; 06/30/2034
(d),(k),(l)
40 —
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(d)
200 —
$ 872
Regional Authority - 0.09%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(k)
643 464
REITs - 0.06%
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(k)
200 203
Iron Mountain Inc
4.50%, 02/15/2031
(i)
55 52
5.25%, 07/15/2030
(i)
30 30
$ 285
Retail - 0.22%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(i)
20 19
3.88%, 01/15/2028
(i)
5 5
4.00%, 10/15/2030
(i)
263 251
Global Auto Holdings Ltd/AAG FH UK Ltd
11.50%, 08/15/2029
(i)
200 205
Lowe's Cos Inc
4.80%, 04/01/2026 315 315
Starbucks Corp
4.85%, 02/08/2027 310 313
$ 1,108
Semiconductors - 0.12%
Broadcom Inc
3.14%, 11/15/2035
(i)
310 271
3.47%, 04/15/2034 40 37
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Micron Technology Inc
5.88%, 09/15/2033 $ 185 $ 198
6.05%, 11/01/2035 60 64
$ 570
Software - 0.14%
Fair Isaac Corp
6.00%, 05/15/2033
(i)
136 140
MSCI Inc
5.25%, 09/01/2035 85 86
Oracle Corp
5.20%, 09/26/2035 275 269
Synopsys Inc
5.15%, 04/01/2035 80 82
5.70%, 04/01/2055 95 95
$ 672
Sovereign - 14.14%
Angolan Government International Bond
8.00%, 11/26/2029 600 580
8.25%, 05/09/2028 475 473
Argentine Republic Government International Bond
4.12%, 07/09/2035
(k)
1,175 832
Bahamas Government International Bond
8.25%, 06/24/2036
(i)
400 435
8.25%, 06/24/2036 200 217
Benin Government International Bond
7.96%, 02/13/2038 400 408
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 13,083 2,374
10.00%, 01/01/2031 1,970 329
Brazilian Government International Bond
5.50%, 11/06/2030 $ 650 663
Canadian Treasury Bill
2.20%, 01/14/2026 CAD 10,480 7,478
2.22%, 12/03/2025 7,500 5,365
Chile Government International Bond
3.10%, 01/22/2061 $ 200 127
3.25%, 09/21/2071 200 127
Colombian TES
11.00%, 08/22/2029 COP 3,040,900 785
13.25%, 02/09/2033 4,180,100 1,148
Dominican Republic International Bond
4.50%, 01/30/2030 $ 250 243
4.88%, 09/23/2032 250 238
7.05%, 02/03/2031 150 160
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 250 254
Ecuador Government International Bond
0.00%, 07/31/2030
(d)
175 148
6.90%, 07/31/2030
(k)
325 316
6.90%, 07/31/2035
(k)
921 780
Egypt Government Bond
24.46%, 10/01/2027 EGP 17,300 364
25.32%, 08/13/2027 16,000 338
Egypt Government International Bond
5.80%, 09/30/2027 $ 200 201
7.05%, 01/15/2032 400 402
7.30%, 09/30/2033 400 396
7.63%, 05/29/2032 400 411
Egypt Treasury Bills
21.12%, 12/16/2025
(p)
EGP 6,800 141
23.33%, 03/17/2026
(p)
14,900 290
23.40%, 05/19/2026
(p)
37,400 700
23.51%, 03/31/2026
(p)
4,000 77
Ghana Government International Bond
0.00%, 01/03/2030
(d),(i)
$ 319 279
0.00%, 01/03/2030
(d)
529 463
5.00%, 07/03/2029
(i),(k)
575 562

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Hungary Government Bond
2.75%, 12/22/2026 HUF 45,170 $ 133
3.00%, 04/25/2041 128,000 237
4.50%, 03/23/2028 402,400 1,175
7.00%, 10/24/2035 121,000 367
9.50%, 10/21/2026 35,320 110
Hungary Government International Bond
6.00%, 09/26/2035
(i)
$ 575 599
6.00%, 09/26/2035 200 208
Israel Government International Bond
5.75%, 03/12/2054 600 585
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 225 249
4.88%, 01/30/2032
(i)
475 526
5.88%, 10/17/2031 275 316
Japan Treasury Discount Bill
0.43%, 02/24/2026
(p)
JPY 465,600 2,977
0.44%, 02/02/2026
(p)
153,800 984
0.46%, 01/13/2026
(p)
1,120,300 7,168
0.54%, 04/10/2026
(p)
581,700 3,717
Kuwait International Government Bond
4.14%, 10/09/2030
(i)
$ 400 400
4.65%, 10/09/2035
(i)
350 351
Kyrgyz Republic International Bond
7.75%, 06/03/2030
(i)
200 202
Lebanon Government International Bond
0.00%, 10/04/2022
(d)
462 101
0.00%, 04/22/2024
(d)
50 11
0.00%, 11/04/2024
(d)
50 11
0.00%, 06/12/2025
(d)
225 49
0.00%, 03/20/2028
(d)
550 121
0.00%, 05/25/2029
(d)
275 60
0.00%, 05/17/2033
(d)
425 92
0.00%, 05/17/2034
(d)
125 27
Mexican Bonos
7.75%, 11/13/2042 MXN 19,200 913
8.50%, 11/18/2038 28,700 1,495
Mexico Government International Bond
5.38%, 03/22/2033 $ 885 882
5.63%, 09/22/2035 450 445
Morocco Government International Bond
4.75%, 04/02/2035 EUR 875 1,041
Nigeria Government International Bond
6.13%, 09/28/2028 $ 450 447
7.14%, 02/23/2030 400 407
8.63%, 01/13/2036
(i)
550 581
Pakistan Government International Bond
6.88%, 12/05/2027 300 301
6.88%, 12/05/2027 200 201
7.38%, 04/08/2031 600 588
Peru Government Bond
5.40%, 08/12/2034 PEN 3,528 1,033
Peruvian Government International Bond
6.85%, 08/12/2035
(i)
3,500 1,111
6.90%, 08/12/2037 1,550 485
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 4,620 1,155
Republic of Poland Government International Bond
5.50%, 03/18/2054 $ 244 238
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 34,575 1,895
8.75%, 02/28/2048 19,475 1,066
9.00%, 01/31/2040 10,770 616
Republic of South Africa Government International
Bond
5.75%, 09/30/2049 $ 200 169
7.95%, 11/19/2054 200 214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 $ 200 $ 185
3.90%, 10/19/2031 230 211
5.10%, 02/25/2029
(i)
EUR 100 120
5.10%, 02/25/2029 100 120
6.90%, 02/28/2032
(i)
$ 300 321
Romanian Government International Bond
5.13%, 09/24/2031
(i)
EUR 175 208
5.38%, 06/07/2033
(i)
350 413
5.88%, 07/11/2032
(i)
51 62
6.38%, 09/18/2033 350 437
6.38%, 01/30/2034 $ 126 130
6.50%, 10/07/2045
(i)
EUR 225 260
6.75%, 07/11/2039 600 728
7.13%, 01/17/2033 $ 44 48
Turkiye Government Bond
30.08%, 09/12/2029 TRY 29,950 666
36.10%, 08/12/2026 8,430 196
37.10%, 02/18/2026 10,000 235
Ukraine Government International Bond
4.50%, 02/01/2034
(i),(k)
$ 169 99
4.50%, 02/01/2034
(k)
1,066 626
Uruguay Government International Bond
8.00%, 10/29/2035 UYU 2,700 69
8.50%, 03/15/2028 3,500 90
9.75%, 07/20/2033 3,375 94
Zambia Government International Bond
5.75%, 06/30/2033
(k)
$ 318 306
$ 69,787
Student Loan Asset Backed Securities - 0.20%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
43 42
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
57 56
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
236 234
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 87
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 91
SLM Private Credit Student Loan Trust 2003-A
6.99%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
7.05%, 03/15/2033 200 200
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
8 8
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 98
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 144
$ 1,010
Supranational Bank - 0.21%
Africa Finance Corp
7.50%, 01/21/2030
(i),(j),(m)
450 454
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 600 596
$ 1,050
Telecommunications - 0.92%
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(i)
275 277
7.25%, 07/11/2030 200 201
Cipher Compute LLC
7.13%, 11/15/2030
(i)
25 25

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(i)
$ 700 $ 717
EchoStar Corp
10.75%, 11/30/2029 1,443 1,591
Frontier Communications Holdings LLC
5.88%, 11/01/2029 190 193
6.00%, 01/15/2030
(i)
374 380
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
250 251
Veon Midco BV
3.38%, 11/25/2027 850 801
WULF Compute LLC
7.75%, 10/15/2030
(i)
90 93
$ 4,529
Transportation - 0.28%
Transnet/South Africa
8.25%, 02/06/2028 700 741
Yinson Bergenia Production BV
8.50%, 01/31/2045
(i)
200 210
8.50%, 01/31/2045 400 419
$ 1,370
Trucking & Leasing - 0.04%
SMBC Aviation Capital Finance DAC
5.10%, 04/01/2030
(i)
200 205
Water - 0.11%
Aegea Finance Sarl
7.63%, 01/20/2036
(i)
375 355
9.00%, 01/20/2031
(i)
200 210
$ 565
TOTAL BONDS $ 155,764
CONVERTIBLE BONDS - 0.63%
Principal
Amount (000's) Value (000's)
Chemicals - 0.12%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 600 $ 575
Commercial Services - 0.00%
Euronet Worldwide Inc
0.63%, 10/01/2030
(i)
11 10
Computers - 0.01%
Rubrik Inc
0.00%, 06/15/2030
(d),(i)
19 18
Seagate HDD Cayman
3.50%, 06/01/2028 3 10
Zscaler Inc
0.00%, 07/15/2028
(d),(i)
16 15
$ 43
Electric - 0.00%
Evergy Inc
4.50%, 12/15/2027 5 7
FirstEnergy Corp
3.88%, 01/15/2031
(i)
9 10
Pinnacle West Capital Corp
4.75%, 06/15/2027 3 3
$ 20
Electronics - 0.01%
Advanced Energy Industries Inc
2.50%, 09/15/2028 6 10
Itron Inc
1.38%, 07/15/2030 11 11
$ 21
Engineering & Construction - 0.00%
Fluor Corp
1.13%, 08/15/2029 8 9
Granite Construction Inc
3.75%, 05/15/2028 4 10
$ 19
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.00%
Post Holdings Inc
2.50%, 08/15/2027 $ 13 $ 14
Gas - 0.00%
UGI Corp
5.00%, 06/01/2028 9 13
Internet - 0.02%
DoorDash Inc
0.00%, 05/15/2030
(d),(i)
16 16
Lyft Inc
0.00%, 09/15/2030
(d),(i)
12 14
MakeMyTrip Ltd
0.00%, 07/01/2030
(d),(i)
12 11
Spotify USA Inc
0.00%, 03/15/2026
(d)
4 5
Uber Technologies Inc
0.88%, 12/01/2028 10 14
Wix.com Ltd
0.00%, 09/15/2030
(d),(i)
12 10
$ 70
Investment Companies - 0.00%
IREN Ltd
0.00%, 07/01/2031
(d),(i)
2 2
Leisure Products & Services - 0.00%
NCL Corp Ltd
0.88%, 04/15/2030
(i)
7 7
Oil & Gas - 0.01%
Kosmos Energy Ltd
3.13%, 03/15/2030 100 52
Northern Oil & Gas Inc
3.63%, 04/15/2029 9 9
$ 61
Real Estate - 0.00%
Kaisa Group Holdings Ltd
0.00%, 12/31/2025
(d),(i)
25 —
0.00%, 12/31/2026
(d),(i)
34 1
0.00%, 12/31/2027
(d),(i)
42 —
0.00%, 12/31/2028
(d),(i)
68 —
0.00%, 12/31/2029
(d),(i)
68 —
0.00%, 12/31/2030
(d),(i)
85 —
0.00%, 12/31/2031
(d),(i)
85 —
0.00%, 12/31/2032
(d),(i)
160 1
$ 2
Retail - 0.00%
Burlington Stores Inc
1.25%, 12/15/2027 9 12
Freshpet Inc
3.00%, 04/01/2028 6 7
$ 19
Semiconductors - 0.38%
ams-OSRAM AG
2.13%, 11/03/2027 EUR 1,700 1,864
Nova Ltd
0.00%, 09/15/2030
(d),(i)
$ 7 8
$ 1,872
Software - 0.05%
Cloudflare Inc
0.00%, 06/15/2030
(d),(i)
5 6
Commvault Systems Inc
0.00%, 09/15/2030
(d),(i)
6 5
Dye & Durham Ltd
3.75%, 03/01/2026
(i)
CAD 269 173
Guidewire Software Inc
1.25%, 11/01/2029 $ 15 17
Nutanix Inc
0.50%, 12/15/2029
(i)
17 16
Snowflake Inc
0.00%, 10/01/2029
(d)
11 19

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Tyler Technologies Inc
0.25%, 03/15/2026 $ 6 $ 6
$ 242
Telecommunications - 0.03%
EchoStar Corp
3.88%, PIK 3.88%; 11/30/2030
(k),(l)
49 116
InterDigital Inc
3.50%, 06/01/2027 2 9
$ 125
TOTAL CONVERTIBLE BONDS $ 3,115
SENIOR FLOATING RATE INTERESTS
- 0.65%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.02%
Allison Transmission Inc ; Term Loan B
0.00%, 11/05/2032
(q),(r)
$ 95 $ 95
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Automobile Parts & Equipment - 0.00%
First Brands Group LLC ; Term Loan B
0.00%, 03/30/2027
(d),(r)
15 1
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
0.00%, 03/30/2027
(d),(q),(r)
42 4
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC ; DIP PIK TERM
5.53%, PIK 8.45%, 06/29/2026
(l),(r)
14 15
CME Term Secured Overnight Financing
Rate 1 Month + 1.55%
16.25%, PIK 0.00%, 06/29/2026
(l),(r)
17 7
Prime Rate + 9.00%
$ 27
Chemicals - 0.02%
Solstice Advanced Materials Inc ; Term Loan B
5.15%, 09/17/2032
(r)
115 115
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Commercial Services - 0.05%
Trans Union LLC ; Term Loan B8
0.00%, 06/24/2031
(q),(r)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
United Rentals North America Inc ; Term Loan B
5.47%, 02/14/2031
(r)
25 25
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
$ 255
Electric - 0.06%
NRG Energy Inc ; Term Loan B
5.59%, 04/16/2031
(r)
314 315
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Entertainment - 0.07%
DraftKings Crown Holdings Inc
5.76%, 03/04/2032
(r)
80 79
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Flutter Financing BV ; Term Loan B
5.75%, 11/30/2030
(r)
145 144
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
6.00%, 06/04/2032
(r)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Light & Wonder International Inc ; Term Loan B2
6.21%, 04/14/2029
(r)
$ 16 $ 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 339
Environmental Control - 0.02%
Clean Harbors Inc ; Term Loan B
5.46%, 09/24/2032
(r)
100 101
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
Food Service - 0.03%
Aramark Services Inc ; Term Loan B8
6.03%, 06/22/2030
(r)
135 135
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Aramark Services Inc
5.71%, 04/06/2028
(r)
15 15
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 150
Forest Products & Paper - 0.05%
Asplundh Tree Expert LLC ; Term Loan B
5.71%, 05/23/2031
(r)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Healthcare - Products - 0.02%
Bausch + Lomb Corp ; Term Loan
7.97%, 09/29/2028
(r)
99 99
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Services - 0.06%
DaVita Inc ; Term Loan B2
5.72%, 05/09/2031
(r)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
IQVIA Inc ; Term Loan B5
5.75%, 01/02/2031
(r)
74 75
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 305
Insurance - 0.05%
Ardonagh Group Finco Pty Ltd ; Term Loan B
0.00%, 02/15/2031
(q),(r)
171 170
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
CRC Insurance Group LLC ; Term Loan B
6.75%, 05/06/2031
(r)
46 46
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Ryan Specialty LLC ; Term Loan B
5.96%, 09/13/2031
(r)
28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 244
Internet - 0.01%
MH Sub I LLC ; Term Loan B3
8.25%, 04/24/2028
(r)
33 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Lodging - 0.01%
Hilton Grand Vacations Borrower LLC ; Term Loan
B
5.96%, 01/17/2031
(r)
52 52
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 0.05%
Terex Corp ; Term Loan
5.71%, 10/08/2031
(r)
$ 230 $ 231
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Mining - 0.05%
Novelis Holdings Inc ; Term Loan B
5.75%, 02/25/2032
(r)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Software - 0.08%
Darktrace LEIA
0.00%, 10/09/2031
(q),(r)
28 28
Dawn Bidco LLC ; Term Loan B
0.00%, 10/07/2032
(q),(r)
138 137
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Open Text Corp ; Term Loan B
5.71%, 01/31/2030
(r)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 395
TOTAL SENIOR FLOATING RATE INTERESTS $ 3,213
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 3.46%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 3.46%
0.63%, 05/15/2030 $ 3,895 $ 3,424
2.50%, 02/28/2026 3,475 3,464
3.75%, 04/15/2026 3,469 3,469
4.25%, 01/31/2026 3,279 3,280
4.50%, 03/31/2026
(s)
3,451 3,458
$ 17,095
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 17,095
TOTAL PURCHASED OPTIONS - 0.03% $ 155
Total Investments $ 465,387
Other Assets and Liabilities -  5.72% 28,263
TOTAL NET ASSETS - 100.00% $ 493,650
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) 1-day yield shown is as of period end.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $39,501 or 8.00% of net assets.
(f) Security or a portion of the security was pledged as collateral for options contracts. At the end of the period, the value of these securities totaled $10,097 or
2.05% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,130 or 11.98% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,887 or 0.38% of net assets.
(o) Security purchased on a when-issued basis.
(p) Rate shown is the discount rate of the original purchase.
(q) This Senior Floating Rate Note will settle after November 30, 2025, at which time the interest rate will be determined.
(r) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,370 or 0.48% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 76,101 $ 120,945 $ 114,926 $ 82,120
$ 76,101 $ 120,945 $ 114,926 $ 82,120
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 777 $ — $ — $ —
$ 777 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Aptiv PLC N/A 112 $ 11 $ 70.00 01/16/2026 $ 28 $ 12 $ (16)
Put - Aptiv PLC N/A 158 16 $ 70.00 12/19/2025 16 4 (12)
Put - Comcast Corp N/A 213 21 $ 25.00 01/16/2026 10 12 2
Put - CSX Corp N/A 83 8 $ 32.50 12/19/2025 3 1 (2)
Put - CSX Corp N/A 610 61 $ 30.00 01/16/2026 14 6 (8)
Put - DuPont de Nemours Inc N/A 115 12 $ 70.00 12/19/2025 18 — (18)
Put - Honeywell International Inc N/A 122 12 $ 200.00 12/19/2025 54 12 (42)
Put - IAC Inc N/A 427 43 $ 30.00 12/19/2025 33 5 (28)
Put - Kenvue Inc N/A 468 47 $ 14.00 12/19/2025 10 2 (8)
Put - Keurig Dr Pepper Inc N/A 589 59 $ 24.00 12/19/2025 21 3 (18)
Put - Kraft Heinz Co/The N/A 555 56 $ 20.00 12/19/2025 5 — (5)
Put - S&P 500 Index N/A 5 1 $ 6,350.00 01/16/2026 56 17 (39)
Put - S&P 500 Index N/A 5 1 $ 6,350.00 02/20/2026 53 33 (20)
Put - S&P 500 Index N/A 5 1 $ 6,425.00 12/19/2025 43 7 (36)
Put - SPDR S&P 500 ETF Trust N/A 45 5 $ 635.00 01/16/2026 56 17 (39)
Put - Teck Resources Ltd N/A 338 34 $ 36.00 01/16/2026 36 16 (20)
Put - Teck Resources Ltd N/A 250 25 $ 35.00 12/19/2025 10 4 (6)
Put - Warner Bros Discovery Inc N/A 168 17 $ 12.00 12/19/2025 5 — (5)
Put - Warner Bros Discovery Inc N/A 117 12 $ 17.50 01/16/2026 5 3 (2)
Put - Warner Bros Discovery Inc N/A 312 31 $ 15.00 12/19/2025 9 1 (8)
Total $ 485 $ 155 $ (330)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Air Lease Corp N/A 21 $ 2 $ 65.00 02/20/2026 $ — $ — $ —
Call - Aptiv PLC N/A 36 4 $ 80.00 12/19/2025 (29) (5) 24
Call - Aptiv PLC N/A 122 12 $ 77.50 12/19/2025 (85) (30) 55
Call - Aptiv PLC N/A 112 11 $ 75.00 01/16/2026 (42) (59) (17)
Call - Bristol-Myers Squibb Co N/A 5 1 $ 49.00 12/19/2025 — (1) (1)
Call - Colgate-Palmolive Co N/A 1 — $ 85.00 12/19/2025 — — —
Call - Comcast Corp N/A 4 — $ 32.50 12/19/2025 — — —
Call - Comcast Corp N/A 213 21 $ 30.00 01/16/2026 (22) (5) 17
Call - CSX Corp N/A 83 8 $ 37.50 12/19/2025 (8) (1) 7
Call - CSX Corp N/A 610 61 $ 35.00 01/16/2026 (47) (85) (38)
Call - DuPont de Nemours Inc N/A 38 4 $ 80.00 12/19/2025 (15) (9) 6
Call - DuPont de Nemours Inc N/A 77 8 $ 82.50 12/19/2025 (24) — 24
Call - Electronic Arts Inc N/A 6 1 $ 210.00 03/20/2026 — — —
Call - Electronic Arts Inc N/A 3 — $ 210.00 12/19/2025 — — —
Call - Electronic Arts Inc N/A 2 — $ 210.00 06/18/2026 — — —
Call - Exact Sciences Corp N/A 32 3 $ 105.00 01/16/2026 (1) (1) —
Call - Honeywell International Inc N/A 122 12 $ 220.00 12/19/2025 (68) (2) 66
Call - IAC Inc N/A 427 43 $ 35.00 12/19/2025 (95) (52) 43
Call - Kenvue Inc N/A 468 47 $ 16.00 12/19/2025 (46) (74) (28)
Call - Keurig Dr Pepper Inc N/A 589 59 $ 27.00 12/19/2025 (100) (75) 25
Call - Kraft Heinz Co/The N/A 555 56 $ 25.00 12/19/2025 (31) (42) (11)
Call - SPDR S&P 500 ETF Trust N/A 22 2 $ 690.00 01/16/2026 (15) (26) (11)
Call - Teck Resources Ltd N/A 219 22 $ 39.00 12/19/2025
(143)
(98) 45
Call - Teck Resources Ltd N/A 31 3 $ 40.00 12/19/2025 (12) (11) 1
Call - Teck Resources Ltd N/A 338 34 $ 40.00 01/16/2026 (88) (143) (55)
Call - TEGNA Inc N/A 37 4 $ 22.00 12/19/2025 (1) — 1
Call - United Parcel Service Inc N/A 1 — $ 100.00 12/19/2025 — — —
Call - Warner Bros Discovery Inc N/A 334 33 $ 17.00 12/19/2025 (98) (239) (141)
Call - Warner Bros Discovery Inc N/A 168 17 $ 15.00 12/19/2025 (65) (153) (88)
Call - Warner Bros Discovery Inc N/A 480 48 $ 18.00 12/19/2025 (192) (296) (104)
Call - Warner Bros Discovery Inc N/A 117 12 $ 21.00 01/16/2026 (41) (45) (4)
Put - S&P 500 Index N/A 5 1 $ 5,675.00 02/20/2026 (20) (12) 8
Put - S&P 500 Index N/A 5 1 $ 5,525.00 12/19/2025 (23) (1) 22
Put - S&P 500 Index N/A 5 1 $ 5,675.00 01/16/2026 (22) (5) 17
Put - SPDR S&P 500 ETF Trust N/A 28 3 $ 595.00 01/16/2026 (17) (4) 13
Call - US 5 Year Treasury Note Future;
March 2026
N/A 81 81 $ 110.75 12/26/2025 (11) (8) 3
Call - US 5 Year Treasury Note Future;
March 2026
N/A 81 81 $ 111.00 12/26/2025 (8) (6) 2
Total $ (1,369) $ (1,488) $ (119)
Amounts in thousands except contracts/shares.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month Secured Overnight Financing Rate; April 2026 Short 5 $ 2,009 $ —
3 Month Secured Overnight Financing Rate; December 2026 Long 104 25,208 (20)
3 Month Secured Overnight Financing Rate; September 2026 Long 42 10,171 3
3 Month Sterling Overnight Index Average; December 2026 Long 15 4,798 6
ASX 90 Day Bank Bill; December 2026 Short 9 5,841 2
AUD/USD; December 2025 Short 3 197 (1)
Australia 10 Year Bond; December 2025 Short 65 4,759 13
Australia 10 Year Bond; December 2025 Long 2 146 (2)
Australia 3 Year Bond; December 2025 Short 136 9,434 29
Brazilian Real; January 2026 Long 2 37 —
Brent Crude; April 2026
(a)
Short 4 247 3
Brent Crude; December 2026
(a)
Short 1 62 2
Brent Crude; February 2026
(a)
Long 4 250 (5)
Brent Crude; February 2026
(a)
Short 4 250 5
Brent Crude; March 2026
(a)
Short 1 62 1
Brent Financial Last Day; February 2026
(a)
Short 2 125 —
CAC40 Index; December 2025 Long 23 2,169 43
Canada 10 Year Bond; March 2026 Long 95 8,358 24
Canola; January 2026
(a)
Long 4 37 —
Canola; March 2026
(a)
Short 1 10 —
CME Micro Ether; December 2025
(a)
Long 3 1 —
Cocoa; July 2026
(a)
Short 4 217 2
Cocoa; March 2026
(a)
Short 5 275 (13)
Cocoa; March 2026
(a)
Short 3 162 7
Cocoa; May 2026
(a)
Short 2 108 11
Cocoa; May 2026
(a)
Short 4 220 31
Coffee 'C'; March 2026
(a)
Long 5 715 27
Coffee 'C'; May 2026
(a)
Long 2 273 (7)
Copper; March 2026
(a)
Long 1 132 5
Copper; May 2026
(a)
Long 1 133 5
Corn; December 2026
(a)
Short 12 281 (4)
Corn; July 2026
(a)
Short 24 554 (1)
Corn; March 2026
(a)
Short 44 985 (11)
Corn; May 2026
(a)
Short 28 638 (6)
Cotton No.2; March 2026
(a)
Short 29 938 6
Cotton No.2; May 2026
(a)
Short 4 132 —
Crude Palm Oil; April 2026
(a)
Short 1 25 —
Crude Palm Oil; February 2026
(a)
Short 9 224 3
Crude Palm Oil; January 2026
(a)
Short 7 174 1
Crude Palm Oil; March 2026
(a)
Short 10 249 3
DAX Index; December 2025 Long 2 1,385 (12)
DJ Euro Stoxx 50; December 2025 Short 7 461 (19)
DJ Euro Stoxx 50; December 2025 Long 58 3,819 18
Dollar Index; December 2025 Short 10 994 (18)
ECX Emission; December 2026
(a)
Long 4 397 47
E-Mini Crude Oil; January 2026
(a)
Short 2 59 1
E-Mini DJIA Index; December 2025 Long 13 3,104 48
E-mini Industrial Select Sector; December 2025 Long 1 155 —
eMini MSCI EAFE; December 2025 Long 9 1,268 (3)
eMini MSCI Emerging Markets; December 2025 Long 14 964 3
E-Mini Natural Gas; January 2026
(a)
Long 1 12 —
E-Mini S&P Real Estate; December 2025 Short 1 51 (1)
EUR/GBP; December 2025 Long 1 145 1
EUR/USD; December 2025 Short 2 290 —
Euribor; December 2026 Long 11 3,127 (1)
Euribor; December 2026 Short 4 1,137 —
Euribor; December 2027 Long 11 3,120 (3)
Euribor; December 2028 Long 1 283 —
Euribor; June 2026 Long 43 12,226 (23)
Euribor; June 2027 Long 30 8,519 (9)
Euribor; June 2028 Long 12 3,400 (2)
Euribor; March 2026 Long 35 9,948 (31)
Euribor; March 2029 Short 1 283 —
Euribor; September 2026 Long 5 1,422 (1)
Euro Bond 10 Year Bond; December 2025 Short 35 5,234 (2)
Euro Buxl 30 Year Bond; December 2025 Short 9 1,188 (2)
Euro Milling Wheat; March 2026
(a)
Short 21 229 2
Euro Milling Wheat; May 2026
(a)
Short 28 311 12
Euro Milling Wheat; September 2026
(a)
Short 9 103 2
Euro Schatz; December 2025 Short 356 44,190 4

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Stoxx Bank; December 2025 Long 27 $ 382 $ 11
Euro-Bobl 5 Year; December 2025 Short 52 7,117 —
Euro-BTP; December 2025 Long 49 6,901 (2)
Euro-Oat; December 2025 Short 27 3,849 (40)
Feeder Cattle; January 2026
(a)
Long 1 162 (6)
Frozen Concentrated Orange Juice-A; January 2026
(a)
Short 2 47 3
FTSE China A50 Index; December 2025 Long 55 829 10
FTSE KLCI Index; December 2025 Long 4 78 (1)
FTSE Taiwan Index; December 2025 Long 12 1,092 37
FTSE/JSE Top 40; December 2025 Long 13 787 35
FTSE/MIB Index; December 2025 Long 1 252 6
FTSE100 Index; December 2025 Short 2 258 (12)
FTSE100 Index; December 2025 Long 25 3,225 99
Gasoline RBOB; February 2026
(a)
Long 4 306 (11)
Gasoline RBOB; January 2026
(a)
Long 19 1,454 (61)
Gasoline RBOB; March 2026
(a)
Long 2 154 (6)
Gold 100 oz; April 2026
(a)
Long 2 857 31
Gold 100 oz; February 2026
(a)
Long 7 2,978 98
Gold; October 2026
(a)
Long 4 549 38
Hang Seng Index; December 2025 Long 11 1,830 2
HSCEI China Index; December 2025 Long 2 117 (1)
HSTECH; December 2025 Long 1 36 —
IBEX 35 Index; December 2025 Long 5 950 31
IFSC Nifty 50; December 2025 Long 19 1,003 3
INR/USD Standard; December 2025 Short 1 56 —
INR/USD; December 2025 Short 1 22 —
Japan 10 Year Bond TSE; December 2025 Short 11 9,515 88
Japan Topix Index; December 2025 Long 15 3,245 150
Japanese Yen; December 2025 Long 1 80 —
KC HRW Wheat; March 2026
(a)
Short 9 237 5
KC HRW Wheat; March 2026
(a)
Long 8 211 (1)
Korea 10 Year Bond; December 2025 Short 51 3,942 14
Korea 3 Year Bond; December 2025 Short 230 16,509 44
KOSDAQ150; December 2025 Long 2 22 2
KOSPI 200 Index; December 2025 Long 5 472 (19)
Kospi200 Mini; December 2025 Long 2 38 (2)
Lean Hogs; April 2026
(a)
Short 9 306 (6)
Lean Hogs; February 2026
(a)
Short 9 292 (5)
Lean Hogs; June 2026
(a)
Long 7 271 7
Live Cattle; August 2026
(a)
Short 3 254 —
Live Cattle; February 2026
(a)
Short 4 349 (5)
Live Cattle; June 2026
(a)
Short 2 172 3
LME Copper; December 2025
(a)
Short — — (13)
LME Copper; December 2025
(a)
Short — — 31
LME Copper; December 2025
(a)
Short — — 154
LME Copper; December 2025
(a)
Short — — 17
LME Copper; December 2025
(a)
Short — — 9
LME Copper; December 2025
(a)
Short — — 16
LME Copper; December 2025
(a)
Short — — 17
LME Copper; December 2025
(a)
Short — — 16
LME Copper; December 2025
(a)
Short — — 24
LME Copper; December 2025
(a)
Short — — 12
LME Copper; February 2026
(a)
Short — — (4)
LME Copper; February 2026
(a)
Short — — 2
LME Copper; February 2026
(a)
Short — — (3)
LME Copper; February 2026
(a)
Long 2 559 19
LME Copper; February 2026
(a)
Long 1 280 14
LME Copper; February 2026
(a)
Long 3 840 22
LME Copper; February 2026
(a)
Short — — (4)
LME Copper; January 2026
(a)
Short — — 9
LME Copper; January 2026
(a)
Short — — 32
LME Copper; January 2026
(a)
Short — — (4)
LME Copper; January 2026
(a)
Short — — 8
LME Copper; March 2026
(a)
Long 7 1,958 56
LME Lead; December 2025
(a)
Short — — 1
LME Lead; December 2025
(a)
Short — — —
LME Lead; December 2025
(a)
Short — — —
LME Lead; December 2025
(a)
Short — — —
LME Lead; December 2025
(a)
Short — — —
LME Lead; December 2025
(a)
Short — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Lead; December 2025
(a)
Short — $ — $ —
LME Lead; December 2025
(a)
Short — — —
LME Lead; December 2025
(a)
Short — — —
LME Lead; December 2025
(a)
Short — — —
LME Lead; February 2026
(a)
Short 3 148 —
LME Lead; February 2026
(a)
Short 2 98 4
LME Lead; February 2026
(a)
Long 1 50 (3)
LME Lead; February 2026
(a)
Short 1 49 —
LME Lead; February 2026
(a)
Short — — (4)
LME Lead; February 2026
(a)
Long 1 50 (5)
LME Lead; January 2026
(a)
Short — — (10)
LME Nickel; December 2025
(a)
Short — — (2)
LME Nickel; December 2025
(a)
Short — — 2
LME Nickel; December 2025
(a)
Short — — 1
LME Nickel; December 2025
(a)
Short — — 3
LME Nickel; December 2025
(a)
Short — — 1
LME Nickel; December 2025
(a)
Short — — (1)
LME Nickel; December 2025
(a)
Short — — (3)
LME Nickel; December 2025
(a)
Short — — (9)
LME Nickel; December 2025
(a)
Short — — (1)
LME Nickel; December 2025
(a)
Short — — —
LME Nickel; December 2025
(a)
Short — — —
LME Nickel; December 2025
(a)
Short — — 2
LME Nickel; December 2025
(a)
Short — — 1
LME Nickel; December 2025
(a)
Short — — —
LME Nickel; December 2025
(a)
Short — — —
LME Nickel; February 2026
(a)
Short 8 711 4
LME Nickel; February 2026
(a)
Short 1 89 (1)
LME Nickel; February 2026
(a)
Long 1 89 1
LME Nickel; February 2026
(a)
Short — — (2)
LME Nickel; January 2026
(a)
Short — — —
LME Nickel; January 2026
(a)
Short — — (1)
LME Nickel; January 2026
(a)
Short — — 1
LME Nickel; January 2026
(a)
Short — — —
LME Nickel; January 2026
(a)
Short — — 6
LME Nickel; January 2026
(a)
Short — — 2
LME Nickel; January 2026
(a)
Short — — 6
LME Nickel; January 2026
(a)
Short — — 8
LME Nickel; January 2026
(a)
Short — — 4
LME Primary Alum; December 2025
(a)
Short — — 5
LME Primary Alum; December 2025
(a)
Short — — 11
LME Primary Alum; December 2025
(a)
Short — — 30
LME Primary Alum; December 2025
(a)
Short — — 1
LME Primary Alum; December 2025
(a)
Short — — —
LME Primary Alum; December 2025
(a)
Short — — 42
LME Primary Alum; February 2026
(a)
Short — — (1)
LME Primary Alum; February 2026
(a)
Long 1 72 —
LME Primary Alum; February 2026
(a)
Long 17 1,220 2
LME Primary Alum; January 2026
(a)
Short — — 4
LME Primary Alum; January 2026
(a)
Short — — 5
LME Primary Alum; January 2026
(a)
Short — — —
LME Primary Alum; January 2026
(a)
Short — — —
LME Primary Alum; January 2026
(a)
Short — — 16
LME Primary Alum; January 2026
(a)
Short — — —
LME Primary Alum; January 2026
(a)
Short — — —
LME Primary Alum; January 2026
(a)
Short — — (4)
LME Primary Alum; January 2026
(a)
Short — — 15
LME Primary Alum; March 2026
(a)
Long 8 575 (2)
LME Tin; February 2026
(a)
Long 1 196 12
LME Tin; January 2026
(a)
Short — — 5
LME Zinc; December 2025
(a)
Short — — 1
LME Zinc; December 2025
(a)
Short — — (1)
LME Zinc; December 2025
(a)
Short — — —
LME Zinc; December 2025
(a)
Short — — 2
LME Zinc; December 2025
(a)
Short — — 7
LME Zinc; December 2025
(a)
Short — — 6
LME Zinc; December 2025
(a)
Short — — (2)
LME Zinc; December 2025
(a)
Short — — 1
LME Zinc; December 2025
(a)
Short — — 25
LME Zinc; December 2025
(a)
Short — — 2

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Zinc; December 2025
(a)
Short — $ — $ 2
LME Zinc; December 2025
(a)
Short — — —
LME Zinc; December 2025
(a)
Short — — —
LME Zinc; December 2025
(a)
Short — — 3
LME Zinc; February 2026
(a)
Long 9 690 9
LME Zinc; February 2026
(a)
Long 1 76 1
LME Zinc; February 2026
(a)
Long 1 76 1
LME Zinc; February 2026
(a)
Long 1 76 2
LME Zinc; February 2026
(a)
Long 1 76 2
LME Zinc; January 2026
(a)
Short — — —
LME Zinc; January 2026
(a)
Short — — —
LME Zinc; January 2026
(a)
Short — — 1
LME Zinc; January 2026
(a)
Short — — (1)
LME Zinc; January 2026
(a)
Short — — (1)
LME Zinc; January 2026
(a)
Short — — (4)
LME Zinc; January 2026
(a)
Short — — (1)
LME Zinc; January 2026
(a)
Short — — 1
LME Zinc; March 2026
(a)
Long 5 382 1
Low Sulphur Gasoline; April 2026
(a)
Long 2 128 (5)
Low Sulphur Gasoline; February 2026
(a)
Long 5 330 (13)
Low Sulphur Gasoline; January 2026
(a)
Long 18 1,206 (71)
Low Sulphur Gasoline; March 2026
(a)
Long 1 65 (2)
Lumber; January 2026
(a)
Short 1 15 2
Maize; March 2026
(a)
Short 2 22 —
Mexican Peso; December 2025 Long 3 82 1
MIAX Red Wheat; March 2026
(a)
Short 5 145 2
Micro EUR/USD; December 2025 Long 3 44 —
Micro Gold; February 2026
(a)
Long 6 255 9
Milk; January 2026
(a)
Short 4 121 7
Mini FTSE/MIB; December 2025 Long 3 151 5
Mini HIS Index; December 2025 Long 3 100 —
Mini H-Share Index; December 2025 Long 1 12 —
Mini Japan 10 Year Bond; December 2025 Short 19 1,643 11
Mini Topix Index; December 2025 Long 14 303 16
MSCI Singapore Index; December 2025 Long 12 410 2
Nasdaq 100 E-Mini; December 2025 Long 6 3,058 28
Natural Gas; February 2026
(a)
Long 1 44 (1)
Natural Gas; January 2026
(a)
Long 7 339 16
Natural Gas; March 2026
(a)
Long 1 38 (1)
Natural Gas; October 2026
(a)
Long 1 41 (1)
New Zealand Dollars; December 2025 Short 1 57 1
Nikkei 225 Mini; December 2025 Long 11 354 3
Nikkei 225 OSE; December 2025 Long 6 1,930 115
Nikkei 225 SGX; December 2025 Long 5 805 69
Nikkei 225 Yen; December 2025 Long 3 482 3
Nikkei 225; December 2025 Long 2 502 21
Nikkei 400; December 2025 Long 1 19 —
NY Harbor ULSD; April 2026
(a)
Long 1 92 (6)
NY Harbor ULSD; December 2026
(a)
Long 1 90 (1)
NY Harbor ULSD; February 2026
(a)
Long 1 95 (8)
NY Harbor ULSD; January 2026
(a)
Long 15 1,451 (87)
NY Harbor ULSD; March 2026
(a)
Long 2 187 (9)
Oat; March 2026
(a)
Short 1 16 —
Palladium; March 2026
(a)
Long 1 151 10
Platinum; August 2026
(a)
Long 1 25 2
Platinum; January 2026
(a)
Long 2 168 10
Platinum; October 2026
(a)
Long 1 25 2
Rapeseed Euro; February 2026
(a)
Short 8 224 (1)
Rapeseed Euro; May 2026
(a)
Long 5 139 —
Robusta Coffee 10tn; January 2026
(a)
Long 1 46 —
Robusta Coffee 10tn; March 2026
(a)
Long 1 44 (1)
Rough Rice; January 2026
(a)
Short 5 101 3
Russell 2000 Emini; December 2025 Short 83 10,396 (373)
Russell 2000 Emini; December 2025 Long 11 1,378 13
S&P 500 Emini; December 2025 Short 6 2,058 (58)
S&P 500 Emini; December 2025 Long 12 4,116 77
S&P 500 Micro E-Mini; December 2025 Long 1 34 1
S&P Mid 400 Emini; December 2025 Short 1 331 (1)
S&P Mid 400 Emini; December 2025 Long 3 994 6
S&P/TSX 60 Index; December 2025 Long 4 1,054 43

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
SET50 Index; December 2025 Long 14 $ 72 $ (2)
SGX Iron Ore 62%; January 2026
(a)
Long 95 971 (3)
Short Term Euro-BTP; December 2025 Long 131 16,439 22
Silver; March 2026
(a)
Long 6 1,715 168
Silver; May 2026
(a)
Long 2 576 64
South African Rand; December 2025 Long 2 58 —
Soybean Future; January 2026
(a)
Long 4 228 (3)
Soybean Future; March 2026
(a)
Long 30 1,718 6
Soybean Future; May 2026
(a)
Long 4 231 1
Soybean Future; November 2026
(a)
Long 1 56 1
Soybean Meal; January 2026
(a)
Short 20 637 (32)
Soybean Meal; March 2026
(a)
Short 9 292 6
Soybean Oil; December 2026
(a)
Long 3 94 2
Soybean Oil; January 2026
(a)
Long 3 94 2
Soybean Oil; March 2026
(a)
Short 2 63 (1)
Soybean Oil; March 2026
(a)
Long 3 95 —
Soybean Oil; May 2026
(a)
Long 4 127 —
SPI 200 Index; December 2025 Long 9 1,271 (38)
Stoxx 50; December 2025 Long 2 112 5
Stoxx 600 Bank; December 2025 Long 4 77 4
Stoxx 600 Insurance; December 2025 Long 1 29 1
Stoxx 600 Utilities; December 2025 Long 3 85 6
Stoxx Europe 600; December 2025 Long 31 1,038 26
Sugar #11; July 2026
(a)
Short 6 99 9
Sugar #11; March 2026
(a)
Short 41 699 18
Sugar #11; May 2026
(a)
Short 14 231 20
Sugar #11; October 2026
(a)
Short 3 50 4
SX5E Dividend; December 2026 Long 1 19 1
TTF Natural Gas; January 2026
(a)
Short 5 124 5
UK 10 Year Gilt; March 2026 Short 15 1,818 (21)
UK 10 Year Gilt; March 2026 Long 14 1,697 10
UK Natural Gas; January 2026
(a)
Short 15 463 33
US 10 Year Treasury Note; March 2026 Long 194 21,988 18
US 10 Year Treasury Ultra Note; March 2026 Short 50 5,810 (9)
US 10 Year Treasury Ultra Note; March 2026 Long 36 4,183 7
US 2 Year Treasury Note; March 2026 Short 103 21,513 (1)
US 2 Year Treasury Note; March 2026 Long 139 29,032 (4)
US 3 Year Treasury Note; March 2026 Long 2 427 —
US 5 Year Treasury  Note; March 2026 Long 345 37,870 —
US Dollar; December 2025 Long 15 150 —
US Long Bond; March 2026 Short 11 1,292 (1)
US Long Bond; March 2026 Long 46 5,402 (2)
US Ultra Bond; March 2026 Short 19 2,297 (5)
Wheat; July 2026
(a)
Short 5 139 —
Wheat; March 2026
(a)
Short 11 296 7
Wheat; March 2026
(a)
Long 3 81 (1)
Wheat; May 2026
(a)
Short 2 55 1
White Maize-SAF; March 2026
(a)
Short 4 89 (2)
White Sugar; March 2026
(a)
Short 6 131 (6)
White Sugar; May 2026
(a)
Short 3 65 (4)
WIG20 Index; December 2025 Long 14 231 7
WTI Crude; April 2026
(a)
Short 2 116 3
WTI Crude; April 2026
(a)
Short 2 116 —
WTI Crude; December 2026
(a)
Short 2 116 3
WTI Crude; February 2026
(a)
Short 1 58 (1)
WTI Crude; February 2026
(a)
Short 1 58 1
WTI Crude; January 2026
(a)
Short 6 351 4
WTI Crude; January 2026
(a)
Short 3 176 2
WTI Crude; March 2026
(a)
Short 1 58 1
WTI Crude; March 2026
(a)
Short 1 58 —
XAB Materials; December 2025 Short 2 190 —
XAE Energy; December 2025 Long 1 95 —
XAF Financial; December 2025 Long 1 164 (1)
XAK Technology; December 2025 Long 1 289 (1)
XAP Consumer Staples; December 2025 Short 2 160 (4)
XAV Health Care; December 2025 Long 1 159 5
Yellow Maize-SAF; March 2026
(a)
Long 1 22 1
Total $ 1,516
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/17/2025 AUD 5,696 $ 3,771 $ 3 $ (43)
Bank of America NA 12/17/2025 GBP 5,984 $ 8,059 8 (145)
Bank of America NA 12/17/2025 CAD 4,202 $ 3,012 9 (8)
Bank of America NA 12/17/2025 EUR 7,258 $ 8,529 2 (99)
Bank of America NA 12/17/2025 JPY 345,635 $ 2,278 4 (64)
Bank of America NA 12/17/2025 MXN 46,805 $ 2,499 53 —
Bank of America NA 12/17/2025 NZD 3,132 $ 1,827 5 (36)
Bank of America NA 12/17/2025 CHF 4,482 $ 5,678 1 (87)
Bank of America NA 12/17/2025 $ 7,414 EUR 6,385 17 (17)
Bank of America NA 12/17/2025 $ 4,615 CHF 3,686 21 (6)
Bank of America NA 12/17/2025 $ 8,682 CAD 12,052 56 (7)
Bank of America NA 12/17/2025 $ 7,510 JPY 1,130,323 262 —
Bank of America NA 12/17/2025 $ 3,728 NZD 6,393 62 (5)
Bank of America NA 12/17/2025 $ 6,691 GBP 5,048 36 (26)
Bank of America NA 12/17/2025 $ 735 MXN 13,682 — (11)
Bank of America NA 12/17/2025 $ 3,564 AUD 5,467 3 (21)
Barclays Bank PLC 12/01/2025 EUR 500 NOK 5,900 — (3)
Barclays Bank PLC 12/02/2025 GBP 175 EUR 200 — —
Barclays Bank PLC 12/02/2025 EUR 625 NOK 7,351 — (1)
BNP Paribas 12/03/2025 $ 5,361 CAD 7,500 — (6)
BNP Paribas 12/23/2025 CZK 2,310 $ 111 — —
BNP Paribas 12/23/2025 NOK 3,393 $ 333 4 —
BNP Paribas 12/23/2025 SEK 1,150 $ 120 2 —
BNP Paribas 12/23/2025 $ 2,256 CZK 47,430 — (22)
BNP Paribas 12/23/2025 $ 1,715 NOK 17,574 — (23)
BNP Paribas 12/23/2025 $ 3,293 SEK 31,489 — (48)
BNP Paribas 12/24/2025 AUD 212 $ 137 2 —
BNP Paribas 12/24/2025 GBP 150 $ 198 — —
BNP Paribas 12/24/2025 CAD 1,615 $ 1,147 10 —
BNP Paribas 12/24/2025 EUR 111 $ 129 — —
BNP Paribas 12/24/2025 IDR 67,084,604 $ 4,001 29 —
BNP Paribas 12/24/2025 MXN 2,031 $ 110 — —
BNP Paribas 12/24/2025 NZD 102 $ 57 1 —
BNP Paribas 12/24/2025 RON 483 $ 110 — —
BNP Paribas 12/24/2025 ZAR 1,898 $ 110 — —
BNP Paribas 12/24/2025 $ 192 NZD 336 — (1)
BNP Paribas 12/24/2025 $ 168 AUD 258 — —
BNP Paribas 12/24/2025 $ 48 CHF 39 — —
BNP Paribas 12/24/2025 $ 609 GBP 462 — (3)
BNP Paribas 12/24/2025 $ 2,243 ZAR 38,987 — (32)
BNP Paribas 12/24/2025 $ 44 RON 193 — —
BNP Paribas 01/14/2026 $ 2,472 CAD 3,480 — (24)
BNP Paribas 04/10/2026 $ 1,633 JPY 244,300 50 —
Citigroup Inc 12/17/2025 $ 251 EUR 217 — (1)
Citigroup Inc 01/15/2026 TRY 106,700 $ 2,414 12 —
Citigroup Inc 01/15/2026 $ 416 COP 1,601,800 — (9)
Citigroup Inc 01/15/2026 $ 4,814 EUR 4,168 — (34)
Citigroup Inc 01/15/2026 $ 2,630 PEN 8,904 — (16)
Credit Agricole CIB 12/23/2025 SEK 426 $ 45 — —
Credit Agricole CIB 12/23/2025 $ 66 SEK 629 — (1)
Credit Agricole CIB 12/24/2025 CAD 142 $ 101 1 —
Credit Agricole CIB 12/24/2025 INR 113,216 $ 1,275 — (10)
Credit Agricole CIB 12/24/2025 JPY 603,585 $ 3,850 25 —
Credit Agricole CIB 12/24/2025 TWD 3,367 $ 107 — —
Credit Agricole CIB 12/24/2025 CHF 102 $ 127 1 —
Credit Agricole CIB 12/24/2025 THB 68,650 $ 2,115 22 —
Credit Agricole CIB 12/24/2025 $ 1,254 KRW 1,834,210 3 —
Credit Agricole CIB 12/24/2025 $ 1,028 THB 33,127 — (3)
Credit Agricole CIB 12/24/2025 $ 2,533 CHF 2,037 — (11)
Credit Agricole CIB 12/24/2025 $ 445 NZD 783 — (5)
Credit Agricole CIB 12/24/2025 $ 164 GBP 125 — (2)
Credit Agricole CIB 12/24/2025 $ 101 EUR 87 — —
Credit Agricole CIB 12/24/2025 $ 2,904 AUD 4,511 — (51)
Credit Agricole CIB 01/13/2026 $ 7,525 JPY 1,120,300 320 —
Credit Agricole CIB 02/02/2026 $ 1,008 JPY 153,800 17 —
Credit Agricole CIB 02/24/2026 $ 3,024 JPY 465,600 19 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Credit Agricole CIB 04/10/2026 $ 2,231 JPY 337,400 $ 45 $ —
Deutsche Bank AG 12/01/2025 CAD 183 AUD 199 — —
Deutsche Bank AG 12/02/2025 AUD 200 NZD 228 — —
Deutsche Bank AG 12/05/2025 CLP 94,080 $ 100 1 —
Deutsche Bank AG 12/09/2025 CLP 188,959 $ 200 4 —
Deutsche Bank AG 12/12/2025 CLP 94,173 $ 100 2 —
Deutsche Bank AG 12/12/2025 $ 100 TWD 3,093 2 —
Deutsche Bank AG 12/12/2025 $ 100 KRW 145,430 1 —
Deutsche Bank AG 12/15/2025 $ 200 COP 749,846 — —
Deutsche Bank AG 12/17/2025 TWD 3,105 $ 100 — (1)
Deutsche Bank AG 12/17/2025 $ 243 EUR 206 3 —
Deutsche Bank AG 12/19/2025 COP 378,663 $ 100 1 —
Deutsche Bank AG 12/19/2025 TWD 3,101 $ 100 — (1)
Deutsche Bank AG 12/22/2025 TWD 6,230 $ 200 — (2)
Deutsche Bank AG 12/22/2025 $ 100 KRW 146,455 — —
Deutsche Bank AG 12/26/2025 CLP 94,191 $ 100 2 —
Deutsche Bank AG 12/26/2025 $ 400 INR 35,765 — —
Deutsche Bank AG 12/31/2025 $ 600 INR 53,637 1 —
Deutsche Bank AG 01/02/2026 $ 100 COP 376,443 — —
Deutsche Bank AG 01/02/2026 $ 600 INR 53,723 — —
Goldman Sachs & Co 12/15/2025 $ 360 EUR 308 3 —
Goldman Sachs & Co 12/16/2025 $ 1,195 EUR 1,023 8 —
Goldman Sachs & Co 12/17/2025 $ 1,411 GBP 1,051 19 —
Goldman Sachs & Co 12/18/2025 $ 1,344 GBP 992 31 —
Goldman Sachs & Co 01/15/2026 EUR 635 $ 738 1 —
Goldman Sachs & Co 01/15/2026 ZAR 6,730 $ 387 5 —
Goldman Sachs & Co 01/15/2026 $ 538 MXN 9,975 — (5)
HSBC Securities Inc 12/17/2025 $ 6,110 EUR 5,252 12 (1)
HSBC Securities Inc 01/15/2026 CZK 47,120 $ 2,242 23 —
HSBC Securities Inc 01/15/2026 EUR 3,533 $ 4,101 8 —
HSBC Securities Inc 01/15/2026 HUF 198,011 $ 599 2 —
HSBC Securities Inc 01/15/2026 PLN 1,400 $ 379 4 —
HSBC Securities Inc 01/15/2026 $ 1,647 COP 6,260,879 1 (14)
JPMorgan Chase 12/01/2025 AUD 200 CAD 183 — —
JPMorgan Chase 12/01/2025 GBP 14 CHF 14 — —
JPMorgan Chase 12/01/2025 EUR 100 HUF 38,166 — —
JPMorgan Chase 12/01/2025 HUF 38,157 EUR 100 — —
JPMorgan Chase 12/01/2025 NOK 5,887 EUR 500 2 —
JPMorgan Chase 12/01/2025 CHF 14 GBP 14 — —
JPMorgan Chase 12/02/2025 GBP 111 CHF 119 — —
JPMorgan Chase 12/02/2025 EUR 100 HUF 38,149 — —
JPMorgan Chase 12/02/2025 HUF 38,142 EUR 100 — —
JPMorgan Chase 12/02/2025 JPY 54,339 EUR 301 — —
JPMorgan Chase 12/04/2025 TWD 9,216 $ 300 — (6)
JPMorgan Chase 12/04/2025 $ 300 TWD 9,357 2 —
JPMorgan Chase 12/05/2025 $ 100 CLP 94,603 — (2)
JPMorgan Chase 12/08/2025 KRW 733,472 $ 500 — (1)
JPMorgan Chase 12/08/2025 $ 500 KRW 722,593 8 —
JPMorgan Chase 12/09/2025 CLP 189,202 $ 200 4 —
JPMorgan Chase 12/09/2025 COP 1,164,376 $ 300 10 —
JPMorgan Chase 12/09/2025 $ 400 CLP 377,637 — (7)
JPMorgan Chase 12/09/2025 $ 300 COP 1,127,234 — —
JPMorgan Chase 12/10/2025 INR 116,076 $ 1,300 — (3)
JPMorgan Chase 12/10/2025 $ 1,300 INR 115,381 10 —
JPMorgan Chase 12/12/2025 TWD 3,139 $ 100 — —
JPMorgan Chase 12/12/2025 KRW 3,236,286 $ 2,200 3 —
JPMorgan Chase 12/12/2025 $ 100 CLP 93,937 — (1)
JPMorgan Chase 12/12/2025 $ 2,100 KRW 3,052,388 22 —
JPMorgan Chase 12/12/2025 $ 2,600 INR 230,970 19 —
JPMorgan Chase 12/15/2025 AUD 5,000 CAD 4,591 — (13)
JPMorgan Chase 12/15/2025 AUD 3,400 $ 2,234 1 (8)
JPMorgan Chase 12/15/2025 AUD 10,800 NZD 12,464 — (81)
JPMorgan Chase 12/15/2025 AUD 3,400 JPY 344,327 20 —
JPMorgan Chase 12/15/2025 GBP 1,625 $ 2,139 13 —
JPMorgan Chase 12/15/2025 GBP 1,250 AUD 2,501 16 —
JPMorgan Chase 12/15/2025 GBP 389 CHF 408 5 —
JPMorgan Chase 12/15/2025 GBP 617 EUR 700 3 —
JPMorgan Chase 12/15/2025 GBP 2,625 JPY 533,054 57 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 12/15/2025 CAD 4,000 JPY 442,058 $ 30 $ —
JPMorgan Chase 12/15/2025 CAD 407 EUR 250 1 —
JPMorgan Chase 12/15/2025 CAD 600 $ 428 2 —
JPMorgan Chase 12/15/2025 CAD 183 AUD 200 — —
JPMorgan Chase 12/15/2025 CNH 51,091 $ 7,200 35 —
JPMorgan Chase 12/15/2025 COP 750,611 $ 200 — —
JPMorgan Chase 12/15/2025 EUR 300 HUF 114,697 — —
JPMorgan Chase 12/15/2025 EUR 3,125 CAD 5,084 — (12)
JPMorgan Chase 12/15/2025 EUR 125 SEK 1,374 — —
JPMorgan Chase 12/15/2025 EUR 3,500 $ 4,070 2 (9)
JPMorgan Chase 12/15/2025 EUR 200 PLN 846 — —
JPMorgan Chase 12/15/2025 EUR 1,875 AUD 3,325 1 (3)
JPMorgan Chase 12/15/2025 EUR 4,300 GBP 3,804 — (42)
JPMorgan Chase 12/15/2025 EUR 1,750 NOK 20,687 — (13)
JPMorgan Chase 12/15/2025 EUR 3,100 JPY 556,897 29 —
JPMorgan Chase 12/15/2025 HUF 308,101 EUR 800 8 —
JPMorgan Chase 12/15/2025 HUF 695,515 $ 2,100 15 —
JPMorgan Chase 12/15/2025 ILS 3,847 $ 1,200 1 (19)
JPMorgan Chase 12/15/2025 JPY 71,996 EUR 400 — (3)
JPMorgan Chase 12/15/2025 JPY 76,880 GBP 375 — (3)
JPMorgan Chase 12/15/2025 JPY 210,168 NZD 2,400 — (30)
JPMorgan Chase 12/15/2025 JPY 175,000 $ 1,131 — (10)
JPMorgan Chase 12/15/2025 MXN 74,500 $ 4,063 4 —
JPMorgan Chase 12/15/2025 TWD 3,093 $ 100 — (1)
JPMorgan Chase 12/15/2025 NZD 7,103 AUD 6,200 17 —
JPMorgan Chase 12/15/2025 NZD 700 $ 398 4 —
JPMorgan Chase 12/15/2025 NOK 20,105 $ 2,000 — (12)
JPMorgan Chase 12/15/2025 NOK 4,393 EUR 375 — (1)
JPMorgan Chase 12/15/2025 PLN 2,968 EUR 700 — —
JPMorgan Chase 12/15/2025 PLN 8,370 $ 2,300 — (7)
JPMorgan Chase 12/15/2025 SGD 5,716 $ 4,400 16 —
JPMorgan Chase 12/15/2025 ZAR 62,993 $ 3,692 2 (16)
JPMorgan Chase 12/15/2025 SEK 26,161 NOK 28,000 6 —
JPMorgan Chase 12/15/2025 SEK 25,971 EUR 2,375 — (4)
JPMorgan Chase 12/15/2025 SEK 19,705 $ 2,100 — (10)
JPMorgan Chase 12/15/2025 CHF 2,375 $ 3,001 — (37)
JPMorgan Chase 12/15/2025 CHF 1,304 GBP 1,250 — (28)
JPMorgan Chase 12/15/2025 CHF 5,081 EUR 5,500 — (49)
JPMorgan Chase 12/15/2025 CHF 2,250 JPY 437,624 2 (1)
JPMorgan Chase 12/15/2025 $ 500 SEK 4,759 — (5)
JPMorgan Chase 12/15/2025 $ 1,500 TRY 65,001 — (14)
JPMorgan Chase 12/15/2025 $ 5,135 CAD 7,200 — (21)
JPMorgan Chase 12/15/2025 $ 300 CNH 2,128 — (2)
JPMorgan Chase 12/15/2025 $ 1,555 CHF 1,250 1 (5)
JPMorgan Chase 12/15/2025 $ 100 ILS 326 — —
JPMorgan Chase 12/15/2025 $ 912 AUD 1,400 — (6)
JPMorgan Chase 12/15/2025 $ 100 TWD 3,132 — —
JPMorgan Chase 12/15/2025 $ 1,927 EUR 1,660 3 (4)
JPMorgan Chase 12/15/2025 $ 82 GBP 63 — (1)
JPMorgan Chase 12/15/2025 $ 292 ZAR 5,024 — (1)
JPMorgan Chase 12/15/2025 $ 2,597 JPY 400,000 32 —
JPMorgan Chase 12/15/2025 $ 1,030 MXN 19,000 — (7)
JPMorgan Chase 12/15/2025 $ 2,331 NZD 4,100 — (24)
JPMorgan Chase 12/17/2025 $ 2,100 INR 186,460 16 —
JPMorgan Chase 12/17/2025 $ 2,227 EUR 1,941 — (27)
JPMorgan Chase 12/18/2025 CAD 184 $ 132 — (1)
JPMorgan Chase 12/18/2025 $ 330 CAD 453 6 —
JPMorgan Chase 12/19/2025 $ 100 COP 375,158 — —
JPMorgan Chase 12/22/2025 COP 1,504,774 $ 400 — —
JPMorgan Chase 12/22/2025 TWD 9,344 $ 300 — (2)
JPMorgan Chase 12/22/2025 $ 200 COP 751,425 — —
JPMorgan Chase 12/24/2025 $ 500 KRW 732,875 — —
JPMorgan Chase 12/26/2025 CLP 187,820 $ 200 3 —
JPMorgan Chase 12/26/2025 $ 2,200 KRW 3,234,260 — (6)
JPMorgan Chase 12/26/2025 $ 100 TWD 3,136 — —
JPMorgan Chase 12/31/2025 TWD 3,128 $ 100 — —
JPMorgan Chase 12/31/2025 $ 1,300 INR 116,214 2 —
JPMorgan Chase 03/17/2026 HKD 94 $ 12 — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 03/17/2026 $ 369 HKD 2,860 $ — $ —
Merrill Lynch 12/05/2025 $ 112 EUR 95 1 —
Merrill Lynch 01/30/2026 $ 305 EUR 261 2 —
RBC Dominon Securities Corp 12/23/2025 HUF 254,933 $ 764 11 —
RBC Dominon Securities Corp 12/23/2025 PHP 109,465 $ 1,855 11 —
RBC Dominon Securities Corp 12/23/2025 PLN 2,065 $ 559 6 —
RBC Dominon Securities Corp 12/23/2025 $ 393 PHP 23,135 — (2)
RBC Dominon Securities Corp 12/23/2025 $ 6 PLN 23 — —
RBC Dominon Securities Corp 12/24/2025 BRL 7,458 $ 1,386 5 —
RBC Dominon Securities Corp 12/24/2025 CAD 820 $ 584 4 —
RBC Dominon Securities Corp 12/24/2025 CLP 103,186 $ 111 — —
RBC Dominon Securities Corp 12/24/2025 CNH 780 $ 110 — —
RBC Dominon Securities Corp 12/24/2025 COP 2,483,042 $ 660 — (1)
RBC Dominon Securities Corp 12/24/2025 EUR 1,161 $ 1,339 9 —
RBC Dominon Securities Corp 12/24/2025 INR 9,722 $ 109 — —
RBC Dominon Securities Corp 12/24/2025 TWD 21,016 $ 675 — (6)
RBC Dominon Securities Corp 12/24/2025 NZD 1,800 $ 1,009 26 —
RBC Dominon Securities Corp 12/24/2025 PEN 369 $ 110 — —
RBC Dominon Securities Corp 12/24/2025 KRW 156,039 $ 106 — —
RBC Dominon Securities Corp 12/24/2025 $ 1,553 CLP 1,450,824 — (12)
RBC Dominon Securities Corp 12/24/2025 $ 67 INR 5,951 1 —
RBC Dominon Securities Corp 12/24/2025 $ 2,191 PEN 7,393 — (7)
RBC Dominon Securities Corp 12/24/2025 $ 69 COP 258,833 — —
RBC Dominon Securities Corp 12/24/2025 $ 67 BRL 361 — —
RBC Dominon Securities Corp 12/24/2025 $ 66 TWD 2,061 1 —
RBC Dominon Securities Corp 12/24/2025 $ 1,313 CNH 9,320 — (8)
RBC Dominon Securities Corp 12/24/2025 $ 489 GBP 372 — (4)
RBC Dominon Securities Corp 12/24/2025 $ 627 MXN 11,631 — (7)
RBC Dominon Securities Corp 12/24/2025 $ 65 KRW 95,522 — —
RBC Dominon Securities Corp 01/14/2026 $ 4,991 CAD 7,000 — (31)
Total $ 1,749 $ (1,541)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 4.71%, 06/14/2027
0.22% (1.00)% Quarterly 12/20/2026 $ 2,650 $ (17) $ (5) $ — $ (22)
Goldman Sachs & Co China Construction
Bank /London, 3.13%,
05/17/2025
0.17% (1.00)% Quarterly 12/20/2026 2,650 (17) (6) — (23)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.24% (1.00)% Quarterly 12/20/2026 2,150 (14) (3) — (17)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.19% (1.00)% Quarterly 12/20/2026 2,650 (17) (6) — (23)
Total $ (65) $ (20) $ — $ (85)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.45 N/A (5.00)% Quarterly 12/20/2030 $ 9,780 $ (686) $ (43) $ (729)
Republic of Colombia, 10.38%, 01/28/2033 2.01% (1.00)% Quarterly 12/20/2030 1,300 62 (3) 59
Total $ (624) $ (46) $ (670)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums
Paid/(Received)
Fair
Value
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/17/2025 MXN 195,000 $ 5 $ 57 $ 62
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/17/2025 195,000 (4) (58) (62)
3 Month KRW Certificate of Deposit Pay 2.31% Quarterly Quarterly N/A 09/17/2027 KRW 14,400,000 (103) — (103)
6 Month Prague Interbank Offered Rate Pay 3.72% Semiannual Annual N/A 12/17/2030 CZK 28,544 (16) — (16)
6 Month Prague Interbank Offered Rate Pay 3.98% Semiannual Annual N/A 03/18/2031 55,000 (3) 1 (2)
Colombia IBR Overnight Interbank
Reference Rate
Pay 8.98% Quarterly Quarterly N/A 12/17/2027 COP 2,807,000 (12) — (12)
Shekel Overnight Interest Rate Pay 3.74% Annual Annual N/A 12/17/2030 ILS 11,100 18 — 18
Total $ (115) $ — $ (115)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/14/2026
Annual 04/14/2026 NGN 521,000 $ — $ — $ —
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
05/05/2026
Annual 05/05/2026 115,125 — — —
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 12/31/2025-
10/28/2026
$ 27,289 — 746 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 5,030 — 56 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Annual 12/16/2025 EGP 19,200 — 75 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.075%
Nigeria OMO Bill, 0.00%,
01/08/2026
Annual 01/06/2026 NGN 243,000 — 25 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
02/03/2026
Annual 02/03/2026 90,000 — — —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
03/10/2026
Annual 03/10/2026 205,000 — 2 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/21/2026
Annual 04/21/2026 130,000 — 3 —
JPMorgan Chase
(b)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 12/29/2025-
03/10/2026
$ 6,400 — — (357)
Morgan Stanley &
Co
(c)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 07/29/2026 94,131 — 6,383 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Morgan Stanley &
Co
(d)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 09/06/2028 $ 28,305 $ — $ — $ (97)
Total $ — $ 7,290 $ (454)
The maturity dates are measured from the commencement of investment in each underlying position of a custom basket.
The spread for a custom basket is negotiated at the security level and is usually similar within a region but may vary.
Notional Amount represents the total absolute value of the underlying securities in a custom basket.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Palo Alto Networks Inc
(18,175)
$ (3,456)
(12.66)%
Frontier Communications Parent Inc
75,832
2,876
10.54%
Chart Industries Inc
13,046
2,661
9.75%
Keurig Dr Pepper Inc
58,919
1,644
6.02%
Union Pacific Corp
(6,347)
(1,471)
(5.39)%
Fifth Third Bancorp
(33,842)
(1,471)
(5.39)%
Spectris PLC
23,795
1,302
4.77%
IAC Inc
33,914
1,189
4.36%
Covestro AG
16,494
1,185
4.34%
Dayforce Inc
15,204
1,051
3.85%
Kellanova
11,305
946
3.47%
Just Group PLC
326,807
928
3.40%
Merus NV
9,037
869
3.18%
Kraft Heinz Co/The
32,000
816
2.99%
Charter Communications Inc
(3,429)
(686)
(2.51)%
Comcast Corp - Class A
21,300
568
2.08%
Vivendi SE
193,806
566
2.07%
Coeur Mining Inc
(31,198)
(539)
(1.98)%
Honeywell International Inc
2,700
519
1.90%
Boeing Co/The
(2,180)
(412)
(1.51)%
Huntington Bancshares Inc/OH
(21,261)
(347)
(1.27)%
Gildan Activewear Inc
(6,037)
(337)
(1.23)%
Universal Music Group NV
(12,665)
(324)
(1.19)%
PotlatchDeltic Corp
7,878
317
1.16%
Rayonier Inc
(12,150)
(270)
(0.99)%
Coinshares International Ltd
16,151
222
0.82%
State Street Consumer Staples Select Sector SPDR ETF
(1,699)
(135)
(0.50)%
Anglo American PLC
(2,253)
(85)
(0.31)%
Anglo American PLC
(3,473)
(66)
(0.24)%
Solstice Advanced Materials Inc
675
32
0.12%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
CyberArk Software Ltd
7,546
$ 3,461
54.07%
Dayforce Inc
15,202
1,050
16.41%
Union Pacific Corp
(2,910)
(675)
(10.54)%
Anglo American PLC
(9,391)
(354)
(5.54)%
Palo Alto Networks Inc
(1,855)
(353)
(5.51)%
Hang Seng Bank Ltd
17,700
346
5.41%
Coeur Mining Inc
(5,804)
(100)
(1.56)%
Vivendi SE
11,673
34
0.53%
Fifth Third Bancorp
(626)
(27)
(0.43)%
Huntington Bancshares Inc/OH
(11)
—
0.00%
(a) Top Underlying Securities WESTGSUSD
(b) Top Underlying Securities WESEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,247
$ 1,106
1.17%
NVIDIA Corp
6,220
1,101
1.17%
Alphabet Inc - A Shares
3,380
1,082
1.15%
Apple Inc
2,746
766
0.81%
Teradyne Inc
(4,082)
(742)
(0.79)%
AES Corp/The
(51,827)
(729)
(0.77)%
McCormick & Co Inc/MD
(10,387)
(701)
(0.74)%
Akamai Technologies Inc
(7,427)
(665)
(0.71)%
Western Digital Corp
4,006
654
0.70%
Albemarle Corp
(5,011)
(651)
(0.69)%
Southwest Airlines Co
(18,302)
(637)
(0.68)%
Henry Schein Inc
(8,475)
(632)
(0.67)%
EOG Resources Inc
(5,799)
(625)
(0.67)%
Lennox International Inc
(1,226)
(612)
(0.65)%
Axon Enterprise Inc
(1,084)
(586)
(0.62)%
Aon PLC
(1,595)
(565)
(0.60)%
Healthpeak Properties Inc
(30,855)
(563)
(0.60)%
Dow Inc
(23,439)
(559)
(0.59)%
Mosaic Co/The
(22,332)
(547)
(0.58)%
Norwegian Cruise Line Holdings Ltd
(29,267)
(540)
(0.57)%
PACCAR Inc
(4,964)
(523)
(0.56)%
Lululemon Athletica Inc
(2,825)
(520)
(0.55)%
Fidelity National Information Services Inc
(7,873)
(518)
(0.55)%
Equifax Inc
(2,405)
(511)
(0.54)%
Trade Desk Inc/The
(12,703)
(503)
(0.53)%
Vertex Pharmaceuticals Inc
(1,137)
(493)
(0.52)%
Broadcom Inc
1,207
486
0.52%
Microchip Technology Inc
(8,998)
(482)
(0.51)%
Packaging Corp of America
(2,301)
(470)
(0.50)%
Carrier Global Corp
(8,500)
(466)
(0.49)%
Chevron Corp
(3,073)
(464)
(0.49)%
Tractor Supply Co
(8,385)
(459)
(0.49)%
Take-Two Interactive Software Inc
(1,835)
(452)
(0.48)%
Adobe Inc
1,401
449
0.48%
MSCI Inc
(790)
(445)
(0.47)%
TransDigm Group Inc
(327)
(445)
(0.47)%
Amcor PLC
(52,047)
(443)
(0.47)%
Boeing Co/The
(2,303)
(435)
(0.46)%
Quanta Services Inc
(932)
(433)
(0.46)%
3M Co
(2,507)
(431)
(0.46)%
Phillips 66
(3,137)
(430)
(0.46)%
Tyler Technologies Inc
(906)
(425)
(0.45)%
NIKE Inc
(6,540)
(423)
(0.45)%
Intel Corp
(10,216)
(414)
(0.44)%
First Solar Inc
(1,518)
(414)
(0.44)%
Allstate Corp/The
(1,930)
(411)
(0.44)%
Hershey Co/The
(2,168)
(408)
(0.43)%
Meta Platforms Inc
629
408
0.43%
Royal Caribbean Cruises Ltd
(1,529)
(407)
(0.43)%
MGM Resorts International
(11,438)
(404)
(0.43)%
(c) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2025 (unaudited)

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Deere & Co
(1,311)
$ (609)
(2.15)%
Diamondback Energy Inc
(3,685)
(562)
(1.98)%
Jack Henry & Associates Inc
(2,962)
(517)
(1.83)%
Washington H Soul Pattinson & Co Ltd
(17,171)
(425)
(1.51)%
Pembina Pipeline Corp
(10,100)
(392)
(1.38)%
Ingersoll Rand Inc
(4,584)
(368)
(1.30)%
Deutsche Boerse AG
(1,330)
(356)
(1.26)%
JFE Holdings Inc
(28,000)
(343)
(1.21)%
Secom Co Ltd
(10,100)
(341)
(1.21)%
Shimadzu Corp
(11,600)
(331)
(1.17)%
Republic Services Inc
(1,355)
(294)
(1.04)%
Mitsubishi HC Capital Inc
(36,100)
(289)
(1.02)%
Hyatt Hotels Corp
(1,657)
(272)
(0.96)%
Tourmaline Oil Corp
(5,900)
(272)
(0.96)%
Kyowa Kirin Co Ltd
(15,900)
(268)
(0.95)%
Agilent Technologies Inc
(1,720)
(264)
(0.93)%
Tradeweb Markets Inc
(2,394)
(261)
(0.92)%
Zimmer Biomet Holdings Inc
(2,638)
(257)
(0.91)%
Sea Ltd
(1,782)
(248)
(0.88)%
ZOZO Inc
(28,700)
(247)
(0.87)%
DuPont de Nemours Inc
(5,987)
(238)
(0.84)%
Automatic Data Processing Inc
(929)
(237)
(0.84)%
Zoom Communications Inc
(2,777)
(236)
(0.83)%
Tyler Technologies Inc
(499)
(234)
(0.83)%
Dollar Tree Inc
(2,096)
(232)
(0.82)%
Informa PLC
(18,201)
(231)
(0.82)%
Canadian Pacific Kansas City Ltd
(3,100)
(225)
(0.79)%
EssilorLuxottica SA
(624)
(224)
(0.79)%
Ferrovial SE
(3,257)
(213)
(0.76)%
Tenaris SA
(10,401)
(210)
(0.74)%
Bentley Systems Inc
(4,956)
(208)
(0.73)%
Waste Connections Inc
(1,171)
(207)
(0.73)%
Swisscom AG
(286)
(205)
(0.72)%
CTS Eventim AG & Co KGaA
(2,089)
(204)
(0.72)%
Alcon AG
(2,562)
(204)
(0.72)%
Element Fleet Management Corp
(7,600)
(202)
(0.71)%
LPL Financial Holdings Inc
(563)
(200)
(0.71)%
Fresenius SE & Co KGaA
(3,585)
(197)
(0.69)%
Prudential Financial Inc
(1,775)
(192)
(0.68)%
Martin Marietta Materials Inc
(308)
(192)
(0.68)%
National Australia Bank Ltd
(7,194)
(189)
(0.67)%
Solventum Corp
(2,187)
(186)
(0.66)%
SoFi Technologies Inc
(6,262)
(186)
(0.66)%
Rentokil Initial PLC
(33,771)
(186)
(0.66)%
Yamaha Motor Co Ltd
(25,500)
(185)
(0.65)%
Danaher Corp
(776)
(176)
(0.62)%
Xero Ltd
(2,187)
(175)
(0.62)%
Carlisle Cos Inc
(543)
(173)
(0.61)%
Aflac Inc
(1,550)
(171)
(0.61)%
Revvity Inc
(1,634)
(171)
(0.60)%
(d) Top Underlying Securities LACEBSUSD

Schedule of Investments
International Equity Index Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .99 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .82%
iShares MSCI EAFE ETF
(a)
296,274 $ 28,202
Money Market Funds - 0 .17%
BlackRock Liquidity FedFund - Institutional Class
3.88%
(b),(c)
1,217,129 1,217
Principal Government Money Market Fund - Class
R-6 3.87%
(b),(d)
1,346,820 1,347
$ 2,564
TOTAL INVESTMENT COMPANIES $ 30,766
COMMON STOCKS - 97 .36 % Shares Held Value (000's)
Advertising - 0 .11%
Publicis Groupe SA 17,441 $ 1,702
Aerospace & Defense - 3 .34%
Airbus SE 45,244 10,641
BAE Systems PLC 228,799 4,983
Dassault Aviation SA 1,493 470
Elbit Systems Ltd 2,116 993
Hensoldt AG 4,840 384
IHI Corp 78,400 1,399
Kawasaki Heavy Industries Ltd 11,500 728
Leonardo SpA 30,839 1,690
Melrose Industries PLC 96,080 758
MTU Aero Engines AG 4,100 1,678
Rheinmetall AG 3,503 5,991
Rolls-Royce Holdings PLC 640,830 9,045
Saab AB 24,408 1,231
Safran SA 27,417 9,216
Singapore Technologies Engineering Ltd 119,000 764
Thales SA 7,059 1,849
$ 51,820
Agriculture - 1 .03%
British American Tobacco PLC 166,451 9,773
Imperial Brands PLC 58,273 2,476
Japan Tobacco Inc 91,300 3,434
Wilmar International Ltd 146,500 367
$ 16,050
Airlines - 0 .28%
ANA Holdings Inc 12,100 228
Deutsche Lufthansa AG 45,722 439
International Consolidated Airlines Group SA 89,983 473
Japan Airlines Co Ltd 10,900 203
Qantas Airways Ltd 56,501 370
Ryanair Holdings PLC 64,242 2,104
Singapore Airlines Ltd 119,200 598
$ 4,415
Apparel - 1 .65%
Adidas AG 13,030 2,427
Asics Corp 53,200 1,274
Hermes International SCA 2,411 5,884
Kering SA 5,670 1,931
LVMH Moet Hennessy Louis Vuitton SE 19,041 14,073
$ 25,589
Automobile Manufacturers - 2 .47%
Bayerische Motoren Werke AG 21,378 2,185
Daimler Truck Holding AG 36,205 1,532
Ferrari NV 9,603 3,772
Honda Motor Co Ltd 281,400 2,838
Isuzu Motors Ltd 40,500 621
Mercedes-Benz Group AG 54,952 3,711
Nissan Motor Co Ltd
(a),(e)
169,800 414
Renault SA 14,647 587
Stellantis NV 153,646 1,645
Subaru Corp 44,800 1,000
Suzuki Motor Corp 119,500 1,869
Toyota Motor Corp 721,600 14,556
Volvo AB - B Shares 121,058 3,631
$ 38,361
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .66%
Aisin Corp 37,700 $ 672
Bridgestone Corp 43,500 2,041
Cie Generale des Etablissements Michelin SCA 51,090 1,672
Continental AG 8,382 624
Denso Corp 132,900 1,750
Sumitomo Electric Industries Ltd 54,300 2,140
Toyota Industries Corp 12,400 1,389
$ 10,288
Banks - 15 .26%
ABN AMRO Bank NV
(f)
44,436 1,506
AIB Group PLC 162,823 1,675
ANZ Group Holdings Ltd 227,127 5,153
Banca Mediolanum SpA 17,040 365
Banca Monte dei Paschi di Siena SpA 150,496 1,424
Banco Bilbao Vizcaya Argentaria SA 438,821 9,484
Banco BPM SpA 86,594 1,248
Banco Comercial Portugues SA 575,396 549
Banco de Sabadell SA 382,818 1,392
Banco Santander SA 1,133,381 12,158
Bank Hapoalim BM 95,254 2,062
Bank Leumi Le-Israel BM 113,381 2,378
Bank of Ireland Group PLC 72,649 1,346
Bankinter SA 51,372 810
Banque Cantonale Vaudoise 2,295 278
Barclays PLC 1,063,144 6,031
BNP Paribas SA 76,530 6,542
BOC Hong Kong Holdings Ltd 282,500 1,364
BPER Banca SPA 112,174 1,352
CaixaBank SA 296,957 3,316
Chiba Bank Ltd/The 43,100 454
Commerzbank AG 55,802 2,190
Commonwealth Bank of Australia 127,419 12,734
Computershare Ltd 39,666 932
Credit Agricole SA 81,248 1,557
Danske Bank A/S 50,902 2,338
DBS Group Holdings Ltd 162,070 6,789
Deutsche Bank AG 140,887 4,995
DNB Bank ASA 67,558 1,806
Erste Group Bank AG 23,462 2,564
FinecoBank Banca Fineco SpA 46,602 1,146
Hang Seng Bank Ltd 57,100 1,118
HSBC Holdings PLC 1,310,738 18,574
ING Groep NV 230,041 5,965
Intesa Sanpaolo SpA 1,084,469 7,035
Israel Discount Bank Ltd 92,925 973
Japan Post Bank Co Ltd 135,900 1,635
KBC Group NV 17,500 2,154
Lloyds Banking Group PLC 4,507,618 5,717
Macquarie Group Ltd 27,551 3,559
Mitsubishi UFJ Financial Group Inc 872,900 13,687
Mizrahi Tefahot Bank Ltd 11,885 833
Mizuho Financial Group Inc 189,580 6,686
National Australia Bank Ltd 233,216 6,132
NatWest Group PLC 611,802 5,106
Nordea Bank Abp 236,457 4,184
Oversea-Chinese Banking Corp Ltd 257,700 3,682
Raiffeisen Bank International AG 10,018 407
Resona Holdings Inc 158,300 1,612
Skandinaviska Enskilda Banken AB 115,360 2,296
Societe Generale SA 53,806 3,746
Standard Chartered PLC 148,177 3,282
Sumitomo Mitsui Financial Group Inc 279,000 8,442
Sumitomo Mitsui Trust Group Inc 48,288 1,403
Svenska Handelsbanken AB 111,145 1,543
Swedbank AB 64,695 2,059
UBS Group AG 241,709 9,329
UniCredit SpA 106,742 7,946
United Overseas Bank Ltd 95,400 2,504
Westpac Banking Corp 260,429 6,415

Schedule of Investments
International Equity Index Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Yokohama Financial Group Inc 78,600 $ 622
$ 236,584
Beverages - 1 .23%
Anheuser-Busch InBev SA/NV 75,237 4,638
Asahi Group Holdings Ltd 115,800 1,343
Carlsberg AS 7,163 891
Coca-Cola Europacific Partners PLC 15,823 1,451
Coca-Cola HBC AG
(e)
16,621 834
Davide Campari-Milano NV 46,913 320
Diageo PLC 169,571 3,898
Heineken Holding NV 9,876 706
Heineken NV 21,946 1,790
JDE Peet's NV 13,020 478
Kirin Holdings Co Ltd 59,200 930
Pernod Ricard SA 15,379 1,386
Suntory Beverage & Food Ltd 10,500 332
$ 18,997
Biotechnology - 0 .72%
Argenx SE
(e)
4,688 4,274
CSL Ltd 36,896 4,503
Financiere de Tubize SA 1,525 372
Genmab A/S
(e)
4,644 1,492
Swedish Orphan Biovitrum AB
(e)
14,921 536
$ 11,177
Building Materials - 1 .57%
AGC Inc 14,900 516
Belimo Holding AG 747 733
Buzzi SpA 5,867 362
Cie de Saint-Gobain SA 34,173 3,411
Daikin Industries Ltd 20,100 2,610
Geberit AG 2,581 2,012
Heidelberg Materials AG 10,198 2,619
Holcim AG
(e)
38,819 3,642
Kingspan Group PLC 11,698 1,004
Mitsubishi Electric Corp 144,800 3,915
Nibe Industrier AB 115,485 427
ROCKWOOL A/S 7,348 248
Sika AG 11,617 2,293
Svenska Cellulosa AB SCA 46,292 602
$ 24,394
Chemicals - 1 .93%
Air Liquide SA 44,050 8,442
Akzo Nobel NV 13,014 846
Asahi Kasei Corp 98,800 825
BASF SE 67,908 3,541
Brenntag SE 9,353 536
DSM-Firmenich AG 13,149 1,082
EMS-Chemie Holding AG 531 363
Evonik Industries AG 19,531 301
Givaudan SA 703 2,966
ICL Group Ltd 59,009 327
Mitsubishi Chemical Group Corp 97,800 552
Nippon Paint Holdings Co Ltd 72,500 473
Nippon Sanso Holdings Corp 13,300 433
Nitto Denko Corp 51,700 1,279
Novonesis Novozymes B 26,852 1,676
Shin-Etsu Chemical Co Ltd 128,400 3,845
Syensqo SA 5,544 453
Symrise AG 10,119 838
Toray Industries Inc 105,800 688
Yara International ASA 12,617 461
$ 29,927
Commercial Services - 2 .14%
Adyen NV
(e),(f)
1,919 2,999
Ashtead Group PLC 32,099 2,053
Brambles Ltd 103,737 1,635
Bureau Veritas SA 25,941 830
Dai Nippon Printing Co Ltd 30,100 509
Edenred SE 18,282 392
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Experian PLC 69,864 $ 3,070
Intertek Group PLC 11,757 719
Nexi SpA
(f)
40,175 188
Randstad NV 8,271 322
Recruit Holdings Co Ltd 107,200 5,483
RELX PLC 138,968 5,573
Rentokil Initial PLC 192,485 1,060
Secom Co Ltd 30,200 1,021
Securitas AB 37,477 572
SGS SA 12,614 1,447
TOPPAN Holdings Inc 17,900 578
Transurban Group 236,861 2,316
Wise PLC
(e)
50,770 594
Wolters Kluwer NV 17,704 1,878
$ 33,239
Computers - 1 .04%
Capgemini SE 11,742 1,840
Check Point Software Technologies Ltd
(e)
6,539 1,221
CyberArk Software Ltd
(e)
3,843 1,762
Fujitsu Ltd 134,000 3,555
Logitech International SA 11,589 1,308
NEC Corp 98,700 3,729
Nomura Research Institute Ltd 28,743 1,148
Obic Co Ltd 24,600 792
Otsuka Corp 17,400 344
SCSK Corp 11,900 434
$ 16,133
Consumer Products - 0 .30%
Henkel AG & Co KGaA 7,919 594
Reckitt Benckiser Group PLC 51,405 3,984
$ 4,578
Cosmetics & Personal Care - 1 .74%
Beiersdorf AG 7,368 792
Essity AB 45,903 1,271
Haleon PLC 678,140 3,335
Kao Corp 35,500 1,435
L'Oreal SA 18,288 7,977
Shiseido Co Ltd
(a)
30,500 434
Unicharm Corp 85,200 500
Unilever PLC 186,689 11,233
$ 26,977
Distribution & Wholesale - 1 .72%
AddTech AB 19,808 682
Bunzl PLC 24,732 709
D'ieteren Group 1,636 285
IMCD NV 4,505 404
ITOCHU Corp 90,500 5,428
Marubeni Corp 107,600 2,840
Mitsubishi Corp 245,300 5,808
Mitsui & Co Ltd 188,000 4,994
Rexel SA 17,091 651
SGH Ltd 15,508 481
Sumitomo Corp 83,000 2,607
Toyota Tsusho Corp 52,600 1,705
$ 26,594
Diversified Financial Services - 1 .73%
AerCap Holdings NV 13,444 1,801
Amundi SA
(f)
4,695 376
ASX Ltd 14,806 564
Daiwa Securities Group Inc 101,700 844
Deutsche Boerse AG 14,328 3,830
Euronext NV
(f)
5,799 889
Futu Holdings Ltd ADR 4,330 735
Hong Kong Exchanges & Clearing Ltd 91,700 4,877
Japan Exchange Group Inc 75,800 866
Julius Baer Group Ltd 15,698 1,120
London Stock Exchange Group PLC 35,574 4,190
Mitsubishi HC Capital Inc 67,200 538
Nomura Holdings Inc 228,400 1,725

Schedule of Investments
International Equity Index Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
ORIX Corp 88,500 $ 2,419
SBI Holdings Inc 42,780 902
Schroders PLC 55,232 284
Singapore Exchange Ltd 65,100 849
$ 26,809
Electric - 3 .00%
BKW AG 1,608 336
Chubu Electric Power Co Inc 52,000 813
CLP Holdings Ltd 124,500 1,089
Contact Energy Ltd 63,816 353
E.ON SE 171,080 3,047
EDP Renovaveis SA 24,028 320
EDP SA 239,119 1,067
Elia Group SA/NV 3,324 401
Endesa SA 24,203 878
Enel SpA 619,269 6,399
Engie SA 138,977 3,536
Fortum Oyj 34,187 703
Hikari Tsushin Inc 1,300 362
Iberdrola SA 483,278 10,201
Kansai Electric Power Co Inc/The 72,300 1,236
Meridian Energy Ltd 99,652 322
National Grid PLC 377,769 5,740
Origin Energy Ltd 131,275 1,005
Orsted AS
(e),(f)
40,271 858
Power Assets Holdings Ltd 105,500 706
Redeia Corp SA 30,924 552
RWE AG 48,181 2,447
SSE PLC 91,815 2,671
Terna - Rete Elettrica Nazionale 107,214 1,131
Verbund AG 5,189 383
$ 46,556
Electrical Components & Equipment - 1 .76%
ABB Ltd 119,337 8,588
Fujikura Ltd 19,100 2,210
Legrand SA 19,982 3,032
Prysmian SpA 21,453 2,153
Schneider Electric SE 41,745 11,234
$ 27,217
Electronics - 1 .13%
Assa Abloy AB 76,377 2,905
Halma PLC 28,930 1,365
Hoya Corp 26,100 3,921
Kyocera Corp 97,900 1,340
MINEBEA MITSUMI Inc 27,500 558
Murata Manufacturing Co Ltd 127,000 2,615
NIDEC CORP 63,400 800
SCREEN Holdings Co Ltd 6,200 511
Shimadzu Corp 18,000 514
TDK Corp 147,900 2,428
Yokogawa Electric Corp 17,300 553
$ 17,510
Energy - Alternate Sources - 0 .12%
Vestas Wind Systems A/S 76,954 1,829
Engineering & Construction - 1 .31%
Acciona SA 1,881 378
ACS Actividades de Construccion y Servicios SA 13,445 1,244
Aena SME SA
(f)
57,151 1,556
Aeroports de Paris SA 2,638 387
Auckland International Airport Ltd 128,634 591
Bouygues SA 14,587 729
Cellnex Telecom SA
(e),(f)
37,685 1,132
CK Infrastructure Holdings Ltd 48,000 333
Eiffage SA 5,227 722
Ferrovial SE 39,359 2,581
HOCHTIEF AG 1,183 419
Infrastrutture Wireless Italiane SpA
(f)
21,305 195
Kajima Corp 32,200 1,200
Keppel Ltd 111,000 878
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Obayashi Corp 48,400 $ 987
Skanska AB 25,932 666
Taisei Corp 11,200 958
Vinci SA 37,986 5,391
$ 20,347
Entertainment - 0 .54%
Aristocrat Leisure Ltd 42,272 1,616
CTS Eventim AG & Co KGaA 4,755 465
Entain PLC 46,298 477
Evolution AB
(f)
10,119 693
FDJ UNITED 8,472 239
Lottery Corp Ltd/The 169,607 607
Oriental Land Co Ltd/Japan 82,400 1,585
Toho Co Ltd/Tokyo 8,000 461
Universal Music Group NV 83,856 2,155
$ 8,298
Food - 3 .22%
Aeon Co Ltd 169,700 3,073
Ajinomoto Co Inc 69,000 1,601
Barry Callebaut AG 270 434
Carrefour SA 44,886 691
Chocoladefabriken Lindt & Spruengli AG - PC 71 1,045
Chocoladefabriken Lindt & Spruengli AG - REG 8 1,192
Coles Group Ltd 102,209 1,494
Danone SA 49,270 4,404
J Sainsbury PLC 131,400 560
Jeronimo Martins SGPS SA 21,580 512
Kerry Group PLC 12,349 1,146
Kesko Oyj 20,813 444
Kikkoman Corp 51,900 475
Kobe Bussan Co Ltd 11,600 282
Koninklijke Ahold Delhaize NV 68,294 2,827
Lotus Bakeries NV 31 279
Marks & Spencer Group PLC 156,699 721
Mowi ASA 35,465 806
Nestle SA 196,178 19,512
Orkla ASA 53,417 572
Salmar ASA 5,098 298
Seven & i Holdings Co Ltd 158,600 2,182
Tesco PLC 494,930 2,952
WH Group Ltd
(f)
636,500 667
Woolworths Group Ltd 93,087 1,788
$ 49,957
Food Service - 0 .28%
Compass Group PLC 129,188 4,062
Sodexo SA 6,743 357
$ 4,419
Forest Products & Paper - 0 .08%
Holmen AB 5,357 196
UPM-Kymmene Oyj 40,214 1,098
$ 1,294
Gas - 0 .28%
Centrica PLC 359,400 816
Hong Kong & China Gas Co Ltd 854,387 796
Naturgy Energy Group SA 14,765 454
Osaka Gas Co Ltd 27,300 958
Sembcorp Industries Ltd 68,300 324
Snam SpA 153,660 1,022
$ 4,370
Hand & Machine Tools - 0 .28%
Fuji Electric Co Ltd 10,800 754
Makita Corp 17,100 497
Schindler Holding AG - PC 3,100 1,108
Schindler Holding AG - REG 1,788 607
Techtronic Industries Co Ltd 111,500 1,312
$ 4,278

Schedule of Investments
International Equity Index Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .74%
Alcon AG 38,077 $ 3,035
Cochlear Ltd 4,984 911
Coloplast A/S 9,611 868
Demant A/S
(e)
7,325 250
EssilorLuxottica SA 22,922 8,222
Fisher & Paykel Healthcare Corp Ltd 44,674 957
FUJIFILM Holdings Corp 85,300 1,831
Koninklijke Philips NV 58,700 1,656
Lifco AB 17,764 655
Olympus Corp 86,500 1,163
QIAGEN NV 16,502 788
Sartorius Stedim Biotech 2,225 536
Siemens Healthineers AG
(f)
25,788 1,283
Smith & Nephew PLC 61,381 1,020
Sonova Holding AG 3,861 964
Straumann Holding AG 8,506 972
Sysmex Corp 38,300 363
Terumo Corp 101,600 1,584
$ 27,058
Healthcare - Services - 0 .50%
BioMerieux 3,157 396
Eurofins Scientific SE 9,022 614
Fresenius Medical Care AG 16,771 802
Fresenius SE & Co KGaA 32,191 1,768
Lonza Group AG 5,349 3,672
Sonic Healthcare Ltd 35,779 547
$ 7,799
Holding Companies - Diversified - 0 .08%
Jardine Matheson Holdings Ltd 12,368 812
Swire Pacific Ltd 26,500 228
Wharf Holdings Ltd/The 81,000 246
$ 1,286
Home Builders - 0 .16%
Barratt Redrow PLC 103,185 539
Daiwa House Industry Co Ltd 42,700 1,458
Sekisui Chemical Co Ltd 28,400 484
$ 2,481
Home Furnishings - 1 .05%
Panasonic Holdings Corp 177,300 2,219
Rational AG 387 289
Sony Group Corp 468,300 13,742
$ 16,250
Insurance - 5 .74%
Admiral Group PLC 19,840 832
Aegon Ltd 100,755 815
Ageas SA/NV 11,370 777
AIA Group Ltd 799,800 8,331
Allianz SE 29,403 12,692
ASR Nederland NV 11,952 807
Aviva PLC 232,945 2,010
AXA SA 132,074 5,967
Baloise Holding AG 3,140 822
Dai-ichi Life Holdings Inc 267,900 2,090
Generali 64,953 2,578
Gjensidige Forsikring ASA 15,241 426
Hannover Rueck SE 4,594 1,381
Helvetia Holding AG 2,828 734
Insurance Australia Group Ltd 180,236 916
Japan Post Holdings Co Ltd 135,500 1,331
Japan Post Insurance Co Ltd 14,200 395
Legal & General Group PLC 433,809 1,419
M&G PLC 174,091 627
Mapfre SA 70,344 326
Medibank Pvt Ltd 209,858 653
MS&AD Insurance Group Holdings Inc 97,900 2,172
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
9,943 6,266
NN Group NV 20,498 1,488
Phoenix Financial Ltd 17,418 701
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Phoenix Group Holdings PLC 53,534 $ 494
Prudential PLC 195,108 2,827
QBE Insurance Group Ltd 115,063 1,451
Sampo Oyj 184,498 2,170
Sompo Holdings Inc 67,550 2,139
Sony Financial Group Inc
(e)
463,100 438
Suncorp Group Ltd 82,516 948
Swiss Life Holding AG 2,172 2,382
Swiss Re AG 22,736 4,012
T&D Holdings Inc 35,200 765
Talanx AG 4,920 639
Tokio Marine Holdings Inc 139,800 4,956
Tryg A/S 25,623 635
Unipol Assicurazioni SpA 27,336 628
Zurich Insurance Group AG 11,142 8,011
$ 89,051
Internet - 1 .54%
Auto Trader Group PLC
(f)
65,876 557
CAR Group Ltd 28,793 656
Delivery Hero SE
(e),(f)
14,643 341
Grab Holdings Ltd
(e)
180,808 985
LY Corp 209,600 563
M3 Inc 33,700 556
MonotaRO Co Ltd 18,900 277
Prosus NV
(e)
99,624 6,281
Rakuten Group Inc
(e)
115,500 707
Scout24 SE
(f)
5,714 584
Sea Ltd ADR
(e)
29,110 4,047
Spotify Technology SA
(e)
11,906 7,130
Trend Micro Inc/Japan 9,700 485
Wix.com Ltd
(e)
4,242 406
ZOZO Inc 34,000 293
$ 23,868
Investment Companies - 0 .57%
Eurazeo SE 1 —
EXOR NV 7,125 600
Groupe Bruxelles Lambert NV 6,090 527
Industrivarden AB - A Shares 9,032 379
Industrivarden AB - C Shares 11,879 499
Infratil Ltd 70,914 475
Investment AB Latour 11,284 270
Investor AB - B Shares 138,724 4,724
L E Lundbergforetagen AB 5,792 308
Sofina SA 1,257 355
Washington H Soul Pattinson & Co Ltd 26,132 648
$ 8,785
Iron & Steel - 0 .35%
ArcelorMittal SA 35,742 1,549
Fortescue Ltd 129,041 1,813
JFE Holdings Inc 44,000 540
Nippon Steel Corp 368,685 1,488
$ 5,390
Leisure Products & Services - 0 .23%
Amadeus IT Group SA 34,329 2,526
Shimano Inc 5,700 599
Yamaha Motor Co Ltd 70,000 507
$ 3,632
Lodging - 0 .26%
Accor SA 14,935 808
Galaxy Entertainment Group Ltd 150,000 778
InterContinental Hotels Group PLC 11,023 1,464
Sands China Ltd 185,200 506
Whitbread PLC 13,172 434
$ 3,990
Machinery - Construction & Mining - 2 .10%
Epiroc AB - A Shares 50,219 1,079
Epiroc AB - B Shares 29,718 573
Hitachi Ltd 348,800 11,108

Schedule of Investments
International Equity Index Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Komatsu Ltd 72,400 $ 2,378
Metso Oyj 50,536 835
Mitsubishi Heavy Industries Ltd 244,000 6,180
Sandvik AB 81,247 2,457
Siemens Energy AG
(e)
59,009 7,902
$ 32,512
Machinery - Diversified - 1 .52%
Atlas Copco AB - A Shares 204,368 3,473
Atlas Copco AB - B Shares 118,940 1,821
Beijer Ref AB 31,139 496
Daifuku Co Ltd 24,600 778
Ebara Corp 35,200 923
FANUC Corp 71,000 2,276
GEA Group AG 11,164 756
Hexagon AB 158,207 1,855
Keyence Corp 14,860 5,059
Kone Oyj 25,898 1,762
Kubota Corp 74,400 1,074
SMC Corp 4,400 1,548
Spirax Group PLC 5,610 498
Wartsila OYJ Abp 38,327 1,244
$ 23,563
Media - 0 .12%
Informa PLC 98,549 1,253
Pearson PLC 43,893 580
$ 1,833
Metal Fabrication & Hardware - 0 .14%
SKF AB 25,996 682
Tenaris SA 28,592 575
VAT Group AG
(f)
2,054 907
$ 2,164
Mining - 2 .31%
Anglo American PLC 85,281 3,223
Antofagasta PLC 30,049 1,099
BHP Group Ltd 386,792 10,584
Boliden AB
(e)
21,660 1,039
Endeavour Mining PLC 14,706 681
Evolution Mining Ltd 154,606 1,204
Fresnillo PLC 16,846 587
Glencore PLC
(e)
765,376 3,659
JX Advanced Metals Corp 42,400 454
Lynas Rare Earths Ltd
(e)
68,972 658
Norsk Hydro ASA 105,534 756
Northern Star Resources Ltd 103,415 1,859
Rio Tinto Ltd 28,285 2,454
Rio Tinto PLC 85,930 6,170
South32 Ltd 343,183 727
Sumitomo Metal Mining Co Ltd 18,800 618
$ 35,772
Miscellaneous Manufacturers - 1 .27%
Alfa Laval AB 22,047 1,043
Alstom SA
(e)
26,405 693
Indutrade AB 20,823 517
Knorr-Bremse AG 5,527 586
Siemens AG 57,867 15,347
Smiths Group PLC 24,851 804
Trelleborg AB 15,458 650
$ 19,640
Office & Business Equipment - 0 .13%
Canon Inc 66,000 1,942
Oil & Gas - 3 .17%
Aker BP ASA 24,081 587
Bollore SE 53,576 298
BP PLC 1,197,942 7,194
DCC PLC
(a)
7,378 488
ENEOS Holdings Inc 206,430 1,361
Eni SpA 155,860 2,914
Equinor ASA 58,450 1,344
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Galp Energia SGPS SA 31,796 $ 639
Idemitsu Kosan Co Ltd 58,905 436
Inpex Corp 67,000 1,429
Neste Oyj 32,239 623
OMV AG 11,222 621
Repsol SA 85,915 1,592
Santos Ltd 247,482 1,045
Shell PLC 441,035 16,208
TotalEnergies SE 151,210 9,948
Woodside Energy Group Ltd 144,686 2,367
$ 49,094
Packaging & Containers - 0 .03%
Stora Enso Oyj 44,381 522
Pharmaceuticals - 7 .85%
Astellas Pharma Inc 137,800 1,733
AstraZeneca PLC 118,072 21,891
Bayer AG 74,862 2,648
Chugai Pharmaceutical Co Ltd 51,100 2,736
Daiichi Sankyo Co Ltd 137,000 3,377
Eisai Co Ltd 20,000 627
Galderma Group AG 11,782 2,352
Grifols SA 22,730 278
GSK PLC 309,490 7,365
Hikma Pharmaceuticals PLC 12,682 261
Ipsen SA 2,873 415
Kyowa Kirin Co Ltd 17,800 300
Merck KGaA 9,848 1,327
Novartis AG 144,757 18,885
Novo Nordisk A/S 245,221 12,144
Orion Oyj 8,293 594
Otsuka Holdings Co Ltd 33,100 1,875
Recordati Industria Chimica e Farmaceutica SpA 8,765 518
Roche Holding AG 53,494 20,494
Roche Holding AG 2,438 971
Sandoz Group AG 31,852 2,253
Sanofi SA 84,114 8,389
Shionogi & Co Ltd 57,700 990
Sigma Healthcare Ltd 395,526 746
Takeda Pharmaceutical Co Ltd 121,100 3,492
Teva Pharmaceutical Industries Ltd ADR
(e)
87,399 2,350
UCB SA 9,634 2,693
$ 121,704
Pipelines - 0 .04%
APA Group 99,404 603
Private Equity - 0 .46%
3i Group PLC 75,633 3,162
CapitaLand Investment Ltd/Singapore 178,500 366
CVC Capital Partners PLC
(f)
16,201 267
EQT AB 37,602 1,303
Partners Group Holding AG 1,726 2,049
$ 7,147
Real Estate - 1 .02%
Azrieli Group Ltd 3,233 329
CK Asset Holdings Ltd 146,132 751
Daito Trust Construction Co Ltd 22,300 427
Fastighets AB Balder
(e)
54,714 393
Henderson Land Development Co Ltd 110,982 420
Hongkong Land Holdings Ltd 82,429 524
Hulic Co Ltd 35,100 387
LEG Immobilien SE 5,759 433
Mitsubishi Estate Co Ltd 81,000 1,911
Mitsui Fudosan Co Ltd 201,000 2,361
REA Group Ltd 4,027 517
Sagax AB 16,750 358
Sekisui House Ltd 45,500 1,020
Sino Land Co Ltd 277,073 372
Sumitomo Realty & Development Co Ltd 23,200 1,121
Sun Hung Kai Properties Ltd 110,500 1,403
Swiss Prime Site AG 6,114 902

Schedule of Investments
International Equity Index Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Vonovia SE 57,614 $ 1,744
Wharf Real Estate Investment Co Ltd 126,000 399
$ 15,772
REITs - 0 .77%
CapitaLand Ascendas REIT 298,550 648
CapitaLand Integrated Commercial Trust 463,429 842
Covivio SA/France 4,253 275
Gecina SA 3,508 325
Goodman Group 155,692 3,030
Klepierre SA 16,395 638
Land Securities Group PLC 53,928 432
Link REIT 198,240 942
Nippon Building Fund Inc 590 564
Scentre Group 396,905 1,061
Segro PLC 97,982 926
Stockland 184,441 727
Unibail-Rodamco-Westfield
(e)
9,279 986
Vicinity Ltd 295,542 476
$ 11,872
Retail - 2 .33%
Associated British Foods PLC 24,440 692
Avolta AG 6,699 369
Cie Financiere Richemont SA 40,932 8,702
CK Hutchison Holdings Ltd 203,632 1,436
Fast Retailing Co Ltd 14,500 5,298
H & M Hennes & Mauritz AB 37,578 683
Industria de Diseno Textil SA 83,031 4,658
JD Sports Fashion PLC 193,301 198
Kingfisher PLC 132,405 536
MatsukiyoCocokara & Co 25,100 464
Moncler SpA 17,801 1,203
Next PLC 8,856 1,656
Nitori Holdings Co Ltd 30,300 525
Pan Pacific International Holdings Corp 145,300 881
Pandora A/S 6,020 720
Ryohin Keikaku Co Ltd 38,600 766
Swatch Group AG/The - BR 2,204 446
Tokyo Gas Co Ltd 24,000 973
Tsuruha Holdings Inc 20,000 355
Wesfarmers Ltd 86,376 4,635
Zalando SE
(e),(f)
17,112 461
Zensho Holdings Co Ltd 7,300 440
$ 36,097
Semiconductors - 3 .88%
Advantest Corp 58,300 7,757
ASM International NV 3,570 1,975
ASML Holding NV 29,554 31,258
BE Semiconductor Industries NV 5,565 843
Disco Corp 7,000 1,952
Infineon Technologies AG 99,370 4,195
Kioxia Holdings Corp
(e)
10,300 625
Lasertec Corp 6,100 1,101
Nova Ltd
(e)
2,231 700
Renesas Electronics Corp 135,300 1,596
STMicroelectronics NV 51,553 1,188
Tokyo Electron Ltd 34,100 6,971
$ 60,161
Shipbuilding - 0 .08%
Kongsberg Gruppen ASA 33,516 794
Yangzijiang Shipbuilding Holdings Ltd 196,900 510
$ 1,304
Software - 1 .96%
Capcom Co Ltd 26,300 643
Dassault Systemes SE 51,035 1,429
Konami Group Corp 7,600 1,161
Monday.com Ltd
(e)
3,286 473
Nebius Group NV
(e)
16,151 1,532
Nemetschek SE 4,401 492
Nexon Co Ltd 28,200 687
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Nice Ltd
(e)
4,701 $ 492
Oracle Corp Japan 2,900 249
Pro Medicus Ltd 4,378 766
Sage Group PLC/The 73,356 1,044
SAP SE 79,508 19,194
TIS Inc 16,100 532
WiseTech Global Ltd 15,299 733
Xero Ltd
(e)
12,544 1,007
$ 30,434
Telecommunications - 2 .99%
BT Group PLC 455,688 1,093
Deutsche Telekom AG 280,114 9,033
Elisa Oyj 10,839 475
HKT Trust & HKT Ltd 289,980 444
KDDI Corp 223,200 3,840
Koninklijke KPN NV 296,339 1,358
Nokia OYJ 403,322 2,456
NTT Inc 2,277,000 2,269
Orange SA 141,889 2,339
Singapore Telecommunications Ltd 565,100 2,068
SoftBank Corp 2,185,800 3,127
SoftBank Group Corp 72,800 7,830
Swisscom AG
(e)
1,972 1,417
Tele2 AB 41,716 665
Telecom Italia SpA/Milano
(e)
876,087 494
Telefonaktiebolaget LM Ericsson 213,257 2,058
Telefonica SA 280,845 1,218
Telenor ASA 46,923 678
Telia Co AB 179,777 722
Telstra Group Ltd 302,068 974
Vodafone Group PLC 1,458,192 1,816
$ 46,374
Toys, Games & Hobbies - 0 .58%
Bandai Namco Holdings Inc 44,500 1,306
Nintendo Co Ltd 84,100 7,128
Sanrio Co Ltd 13,500 484
$ 8,918
Transportation - 1 .26%
AP Moller - Maersk A/S - A 220 441
AP Moller - Maersk A/S - B 299 598
Central Japan Railway Co 58,700 1,604
Deutsche Post AG 73,050 3,802
DSV A/S 15,549 3,551
East Japan Railway Co 73,400 1,897
Getlink SE 23,051 417
Hankyu Hanshin Holdings Inc 18,200 457
InPost SA
(e)
19,050 224
Kawasaki Kisen Kaisha Ltd
(a)
26,800 357
Kuehne + Nagel International AG 3,681 739
Mitsui OSK Lines Ltd 26,200 744
MTR Corp Ltd 118,000 469
Nippon Yusen KK 31,400 994
Poste Italiane SpA
(f)
34,835 834
Seibu Holdings Inc 16,000 497
SG Holdings Co Ltd 22,100 221
SITC International Holdings Co Ltd 103,000 354
Tokyo Metro Co Ltd
(a)
22,200 228
Tokyu Corp 38,200 446
West Japan Railway Co 31,200 621
$ 19,495
Water - 0 .21%
Severn Trent PLC 20,628 769
United Utilities Group PLC 51,962 851
Veolia Environnement SA 47,982 1,633
$ 3,253
TOTAL COMMON STOCKS $ 1,509,475

Schedule of Investments
International Equity Index Fund
November 30, 2025 (unaudited)

PREFERRED STOCKS - 0 .30 % Shares Held Value (000's)
Automobile Manufacturers - 0 .20%
Bayerische Motoren Werke AG 4.32% 4,163 $ 393
Dr Ing hc F Porsche AG 1.49%
(f)
8,679 452
Porsche Automobil Holding SE 1.91% 11,669 503
Volkswagen AG 6.36% 15,712 1,796
$ 3,144
Consumer Products - 0 .06%
Henkel AG & Co KGaA 2.04% 12,218 985
Electronics - 0 .04%
Sartorius AG 0.74% 1,996 582
TOTAL PREFERRED STOCKS $ 4,711
Total Investments $ 1,544,952
Other Assets and Liabilities -  0.35% 5,483
TOTAL NET ASSETS - 100.00% $ 1,550,435
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,162 or 0.07% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,217 or
0.08% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,745 or 1.08% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 8,776 $ 873,553 $ 880,982 $ 1,347
$ 8,776 $ 873,553 $ 880,982 $ 1,347
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 133 $ — $ — $ —
$ 133 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2025 Long 28 $ 3,946 $ (10)
Total $ (10)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 3 .57 % Shares Held Value (000's)
Money Market Funds - 3 .57%
BlackRock Liquidity FedFund - Institutional Class
3.88%
(a),(b)
4,495,730 $ 4,495
Principal Government Money Market Fund - Class
R-6 3.87%
(a),(b),(c)
13,460,518 13,461
$ 17,956
TOTAL INVESTMENT COMPANIES $ 17,956
COMMON STOCKS - 98 .38 % Shares Held Value (000's)
Aerospace & Defense - 0 .47%
Tkms AG& Co KGaA
(d)
31,030 $ 2,360
Apparel - 0 .86%
Gildan Activewear Inc
(e)
75,200 4,315
Automobile Parts & Equipment - 1 .09%
Nifco Inc/Japan 178,900 5,506
Banks - 5 .63%
Banca Mediolanum SpA 284,056 6,087
Banco Comercial Portugues SA 5,983,283 5,705
BAWAG Group AG
(f)
41,382 5,541
Mebuki Financial Group Inc 906,200 5,921
Yokohama Financial Group Inc 636,700 5,037
$ 28,291
Beverages - 0 .95%
Royal Unibrew A/S 54,801 4,754
Building Materials - 1 .65%
Breedon Group PLC 582,982 2,538
Buzzi SpA 40,796 2,516
Wienerberger AG 94,132 3,230
$ 8,284
Chemicals - 3 .13%
ADEKA Corp 206,100 4,885
Air Water Inc 42,500 599
Fuso Chemical Co Ltd 128,400 5,159
NOF Corp 251,100 5,098
$ 15,741
Commercial Services - 5 .14%
BOYD GROUP INC 41,100 6,888
Dai Nippon Printing Co Ltd 305,300 5,163
Elis SA 225,767 6,423
GMO Payment Gateway Inc 55,800 3,592
Securitas AB 247,384 3,774
$ 25,840
Computers - 1 .94%
Computacenter PLC 112,725 4,436
CyberArk Software Ltd
(d)
5,378 2,466
Sopra Steria Group 18,544 2,839
$ 9,741
Distribution & Wholesale - 2 .21%
Rexel SA 140,314 5,347
Sojitz Corp 196,500 5,746
$ 11,093
Diversified Financial Services - 1 .61%
Credit Saison Co Ltd 136,300 3,432
IG Group Holdings PLC 311,502 4,673
$ 8,105
Electric - 3 .03%
Algonquin Power & Utilities Corp 420,400 2,572
Capital Power Corp 90,700 3,981
Hera SpA 940,610 4,503
Tohoku Electric Power Co Inc 566,100 4,176
$ 15,232
Electrical Components & Equipment - 0 .99%
SWCC Corp 72,700 4,977
Electronics - 2 .35%
Celestica Inc
(d)
7,500 2,577
NKT A/S
(d)
45,787 5,511
SCREEN Holdings Co Ltd 45,000 3,711
$ 11,799
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 4 .78%
Balfour Beatty PLC 561,751 $ 5,237
Kandenko Co Ltd 167,600 5,312
Kinden Corp 135,100 5,611
Stantec Inc 43,890 4,221
Technip Energies NV 93,365 3,646
$ 24,027
Entertainment - 1 .01%
Sportradar Group AG
(d)
231,679 5,097
Food - 3 .83%
Aryzta AG
(d),(e)
48,259 3,033
Cranswick PLC 65,682 4,489
Kotobuki Spirits Co Ltd 302,100 3,562
Toyo Suisan Kaisha Ltd 68,200 4,898
Yamazaki Baking Co Ltd 156,900 3,290
$ 19,272
Gas - 0 .60%
Sembcorp Industries Ltd 639,200 3,029
Healthcare - Products - 2 .02%
Convatec Group PLC
(f)
1,151,929 3,596
Menicon Co Ltd 347,400 3,387
Smith & Nephew PLC 190,244 3,161
$ 10,144
Healthcare - Services - 0 .64%
ICON PLC
(d)
17,418 3,222
Home Builders - 0 .64%
Bellway PLC 85,525 3,213
Home Furnishings - 0 .86%
JVCKenwood Corp 572,600 4,303
Insurance - 3 .42%
ASR Nederland NV 63,660 4,298
AUB Group Ltd 146,359 3,571
Beazley PLC 439,246 4,633
Phoenix Financial Ltd 117,297 4,723
$ 17,225
Internet - 1 .16%
Scout24 SE
(f)
34,091 3,487
SMG Swiss Marketplace Group AG
(d),(f)
54,511 2,328
$ 5,815
Iron & Steel - 1 .87%
Japan Steel Works Ltd/The 74,400 4,406
thyssenkrupp AG 459,040 5,023
$ 9,429
Leisure Products & Services - 0 .82%
Flight Centre Travel Group Ltd 466,641 4,137
Lodging - 1 .37%
MGM China Holdings Ltd 2,300,000 4,891
Whitbread PLC 60,814 2,004
$ 6,895
Machinery - Construction & Mining - 0 .99%
Weir Group PLC/The 135,203 4,970
Machinery - Diversified - 4 .44%
ATS Corp
(d)
153,100 3,936
IMI PLC 183,912 5,932
KION Group AG 89,358 6,697
Organo Corp 67,300 5,761
$ 22,326
Media - 2 .04%
Quebecor Inc 120,900 4,556
TV Asahi Holdings Corp 264,700 5,688
$ 10,244
Mining - 6 .35%
Alamos Gold Inc 130,800 4,938
Capstone Copper Corp
(d)
410,300 3,644
Genesis Minerals Ltd
(d)
1,362,037 5,947
LunR Royalties Corp
(d)
83,581 86
Lynas Rare Earths Ltd
(d)
73,867 704
NGEx Minerals Ltd
(d)
229,827 4,082

Schedule of Investments
International Small Company Fund
November 30, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
OR Royalties Inc 165,500 $ 5,769
Osisko Development Corp
(d),(e)
1,269,533 4,479
Pilbara Minerals Ltd
(d)
669,740 1,782
SolGold PLC
(d)
1,301,648 509
$ 31,940
Miscellaneous Manufacturers - 1 .50%
Amano Corp 124,900 3,365
Trelleborg AB 99,888 4,198
$ 7,563
Office & Business Equipment - 0 .80%
Canon Marketing Japan Inc 92,200 4,039
Oil & Gas - 2 .01%
ARC Resources Ltd 292,200 5,229
Whitecap Resources Inc
(e)
586,080 4,903
$ 10,132
Oil & Gas Services - 1 .05%
SBM Offshore NV 185,868 5,302
Packaging & Containers - 0 .16%
Toyo Seikan Group Holdings Ltd 34,600 826
Pharmaceuticals - 1 .98%
Ascendis Pharma A/S ADR
(d)
8,168 1,734
Hikma Pharmaceuticals PLC 139,306 2,867
Laboratorios Farmaceuticos Rovi SA 41,960 2,899
Zealand Pharma A/S
(d)
30,648 2,463
$ 9,963
Pipelines - 0 .84%
Gibson Energy Inc 233,700 4,249
Private Equity - 1 .03%
ICG PLC 187,959 5,169
Real Estate - 2 .26%
TAG Immobilien AG 313,560 5,347
Tokyo Tatemono Co Ltd 271,800 6,008
$ 11,355
REITs - 7 .72%
Gecina SA 42,749 3,963
Invincible Investment Corp 10,361 4,433
KDX Realty Investment Corp 4,605 5,251
Keppel DC REIT 2,790,596 4,980
Merlin Properties Socimi SA 397,163 5,867
Mirvac Group 3,755,988 5,320
Stockland 1,194,211 4,709
UNITE Group PLC/The 616,745 4,308
$ 38,831
Retail - 3 .13%
Brunello Cucinelli SpA 38,495 4,103
Food & Life Cos Ltd 96,300 4,335
JINS Holdings Inc 71,700 2,816
Monogatari Corp/The 158,500 4,502
$ 15,756
Semiconductors - 0 .81%
Nova Ltd
(d)
13,013 4,071
Software - 3 .71%
Cellebrite DI Ltd
(d)
281,194 4,741
Descartes Systems Group Inc/The
(d)
40,000 3,285
JMDC Inc 115,900 3,195
Nemetschek SE 32,343 3,614
TIS Inc 115,100 3,804
$ 18,639
Telecommunications - 0 .78%
Gamma Communications PLC 314,712 3,938
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .71%
Hiab Oyj 76,087 $ 4,373
Kamigumi Co Ltd 157,200 5,022
Kyushu Railway Co 165,200 4,250
$ 13,645
TOTAL COMMON STOCKS $ 494,804
Total Investments $ 512,760
Other Assets and Liabilities -  (1.95)% (9,827)
TOTAL NET ASSETS - 100.00% $ 502,933
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,985 or
2.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,356 or 2.26% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,952 or 2.97% of net assets.

Schedule of Investments
International Small Company Fund
November 30, 2025 (unaudited)

Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 6,520 $ 110,767 $ 103,826 $ 13,461
$ 6,520 $ 110,767 $ 103,826 $ 13,461
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 38 $ — $ — $ —
$ 38 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 1.19% Shares Held Value (000's)
Exchange-Traded Funds - 1.19%
iShares Short-Term National Muni Bond ETF 1,000 $ 107
JPMorgan Ultra-Short Municipal Income ETF 6 —
State Street SPDR Nuveen ICE High Yield
Municipal Bond ETF
41,778 1,052
VanEck High Yield Muni ETF 20,241 1,034
VanEck Short High Yield Muni ETF 1,000 23
$ 2,216
TOTAL INVESTMENT COMPANIES $ 2,216
COMMON STOCKS - 0.00% Shares Held Value (000's)
Transportation - 0.00%
DesertXpress Enterprises LLC - Warrants
(a),(b)
21,000 $ —
TOTAL COMMON STOCKS $ —
MUNICIPAL BONDS - 105.25%
Principal
Amount (000's) Value (000's)
Alabama - 6.76%
Baldwin County Industrial Development Authority
4.62%, 06/01/2055
(c),(d)
$ 1,000 $ 1,007
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 1,800 1,871
Lower Alabama Gas District/The
5.00%, 09/01/2046 3,355 3,650
Mobile County Industrial Development Authority
4.75%, 12/01/2054 3,000 2,798
Tender Option Bond Trust Receipts/Certificates
3.20%, 02/01/2028
(c),(d)
250 250
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(d)
3,003 3,010
$ 12,586
Arizona - 1.90%
Arizona Industrial Development Authority
2.00%, 01/01/2059 1,159 175
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(d)
1,000 850
Navajo Nation
5.50%, 12/01/2030
(d)
2,500 2,503
$ 3,528
Arkansas - 2.22%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(d)
1,000 976
5.45%, 09/01/2052 1,000 1,004
6.88%, 07/01/2048
(d)
2,000 2,152
$ 4,132
California - 10.85%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2052
(e)
1,000 1,036
Bay Area Toll Authority
2.60%, 04/01/2056 5 3
California Educational Facilities Authority
5.00%, 05/01/2049 390 446
5.00%, 04/01/2051 2,110 2,402
California Infrastructure & Economic Development
Bank
12.00%, 01/01/2065
(c)
2,525 2,146
California Pollution Control Financing Authority
5.00%, 07/01/2038
(d)
1,115 1,191
California Public Finance Authority
6.50%, 06/01/2054
(d)
5,000 4,902
6.75%, 07/01/2065
(d)
2,500 2,675
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,021
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(f)
1,421 1,541
La Verne Public Financing Authority
7.25%, 09/01/2026 80 80
San Francisco City & County Airport Comm-San
Francisco International Airport
5.25%, 05/01/2049 1,500 1,575
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
State of California
5.00%, 08/01/2045 $ 1,000 $ 1,092
Tender Option Bond Trust Receipts/Certificates
2.55%, 12/01/2032
(c),(d)
80 80
$ 20,190
Colorado - 0.52%
Regional Transportation District
4.00%, 07/15/2040 1,000 973
Connecticut - 0.92%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(d)
1,700 1,713
Florida - 12.87%
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(f)
3,000 3,024
County of Miami-Dade FL Water & Sewer System
Revenue
5.00%, 10/01/2055
(g)
1,000 1,042
County of Palm Beach FL
5.75%, 10/01/2065
(d)
1,000 1,028
Florida Development Finance Corp
4.38%, 10/01/2054
(c),(d)
2,000 2,028
4.45%, 07/01/2037
(c),(d)
2,000 2,011
5.25%, 08/01/2029
(d)
1,000 1,030
5.25%, 08/01/2055 1,000 1,028
6.13%, 07/01/2032
(c),(d)
2,000 2,011
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(f)
2,000 2,098
5.50%, 11/01/2037 1,500 1,617
Ocean Highway & Port Authority
5.50%, 12/01/2049
(d)
1,500 1,188
Palm Beach County Health Facilities Authority
5.25%, 11/01/2055 610 623
5.75%, 11/01/2050 1,000 1,064
7.63%, 05/15/2058 1,000 1,113
Tender Option Bond Trust Receipts/Certificates
3.10%, 10/01/2032
(c),(d)
600 600
Village Community Development District No 15
4.80%, 05/01/2055
(d)
1,500 1,439
Village Community Development District No 16
5.13%, 05/01/2056 1,000 1,000
$ 23,944
Georgia - 3.87%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(d)
4,000 3,584
5.50%, 04/01/2039
(d)
2,000 2,058
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(d)
1,528 1,563
$ 7,205
Illinois - 7.51%
Chicago O'Hare International Airport (credit
support from Build America Mutual Assurance
Corp )
5.00%, 01/01/2060
(e)
2,500 2,492
City of Chicago IL
6.00%, 01/01/2050 1,500 1,575
7.46%, 02/15/2026 990 584
Illinois State Toll Highway Authority
4.00%, 01/01/2046 590 547
5.00%, 01/01/2040
(f)
5,000 5,005
5.00%, 01/01/2047
(g)
600 631
5.25%, 01/01/2043
(f)
1,500 1,626
State of Illinois
5.50%, 05/01/2047 1,435 1,509
$ 13,969
Indiana - 0.45%
City of Whiting IN
3.00%, 11/01/2051 1,145 832

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2025 (unaudited)

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Kansas - 0.51%
City of Wichita KS
6.00%, 05/15/2054 $ 1,000 $ 958
Kentucky - 0.53%
City of Henderson KY
4.45%, 01/01/2042
(d)
1,000 986
Louisiana - 3.21%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 983
4.40%, 11/01/2044
(d)
700 682
5.50%, 11/01/2039
(d)
400 415
5.65%, 11/01/2037
(d)
600 628
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(a)
278 —
Parish of St James LA
6.35%, 10/01/2040
(d)
3,000 3,263
$ 5,971
Maine - 0.55%
Finance Authority of Maine
5.00%, 08/01/2035
(d)
1,000 1,034
Maryland - 0.24%
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(a),(e)
1,500 452
Michigan - 1.29%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,006
Michigan State Building Authority
2.89%, 10/15/2042
(c)
400 400
2.89%, 04/15/2059
(c)
1,000 1,000
$ 2,406
Montana - 0.76%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,407
Nevada - 1.11%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(f)
1,400 1,433
5.25%, 07/01/2049
(f)
600 628
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(d)
702 —
$ 2,061
New Hampshire - 1.09%
New Hampshire Business Finance Authority
4.38%, 09/20/2036 955 971
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(e)
1,000 1,068
$ 2,039
New Jersey - 0.57%
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,054
New York - 16.91%
Albany Capital Resource Corp
5.50%, 05/01/2055 1,000 1,077
City of New York NY
2.85%, 03/01/2040
(c)
1,470 1,470
Genesee County Funding Corp/The
5.50%, 12/01/2055
(g)
1,000 1,047
Metropolitan Transportation Authority
2.85%, 11/01/2032
(c)
400 400
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.50%, 05/01/2042 1,000 1,109
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,524
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority
5.00%, 10/01/2048
(f)
$ 500 $ 565
5.00%, 10/01/2050
(f)
1,000 1,127
5.25%, 10/01/2049 2,000 2,037
5.50%, 05/01/2049 3,200 3,322
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(c),(d)
1,000 1,043
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 954
5.00%, 01/01/2034 1,000 1,022
5.38%, 08/01/2036 1,050 1,097
5.63%, 04/01/2040 1,000 1,050
6.00%, 06/30/2054 1,100 1,144
6.00%, 06/30/2059 2,000 2,125
New York Transportation Development Corp (credit
support from Assured Guaranty )
5.50%, 06/30/2044
(e)
1,210 1,267
Oneida Indian Nation of New York
6.00%, 09/01/2043
(d)
3,000 3,233
Suffolk Regional Off-Track Betting Corp
6.00%, 12/01/2053 3,000 3,045
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(d)
2,000 1,815
$ 31,473
North Carolina - 0.55%
Columbus County Industrial Facilities & Pollution
Control Financing Authority
4.20%, 05/01/2034 1,000 1,034
Ohio - 3.20%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,650 2,232
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(d)
900 726
4.50%, 12/01/2055
(d)
1,210 1,027
County of Hamilton OH
5.50%, 08/01/2051 1,000 1,032
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(d)
1,000 935
$ 5,952
Oklahoma - 0.54%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,000
Pennsylvania - 4.86%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 972
Pennsylvania Economic Development Financing
Authority
5.45%, 01/01/2051
(c),(d)
2,000 2,137
5.50%, 11/01/2044 2,000 2,001
6.88%, 09/01/2047
(d)
2,000 2,078
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 2,000 1,852
$ 9,040
Puerto Rico - 2.45%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
133 96
0.00%, 11/01/2043
(a),(c)
397 254
4.00%, 07/01/2037 80 77
4.00%, 07/01/2041 108 101
4.00%, 07/01/2046 113 100
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.75%, 01/01/2045 1,480 1,672
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,325 2,261
$ 4,561

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2025 (unaudited)

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Rhode Island - 0.54%
Rhode Island Health and Educational Building
Corp (credit support from Assured Guaranty )
5.00%, 07/01/2065
(e)
$ 1,000 $ 998
South Carolina - 0.47%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2040
(a),(d)
1,000 110
0.00%, 06/01/2051
(a),(d)
2,000 220
5.25%, 11/15/2052 560 540
$ 870
Tennessee - 0.87%
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(d)
1,000 865
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(d)
750 762
$ 1,627
Texas - 6.86%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 909
4.00%, 07/15/2041 500 455
5.50%, 07/15/2038 1,500 1,622
New Hope Cultural Education Facilities Finance
Corp
6.50%, 07/01/2056
(d)
4,200 3,987
Port of Beaumont Navigation District
4.00%, 01/01/2050
(d)
3,000 2,307
5.13%, 01/01/2044
(d)
1,000 973
5.25%, 01/01/2054
(d)
505 484
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 938
Tender Option Bond Trust Receipts/Certificates
2.95%, 03/01/2033
(c),(d)
940 940
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 145 148
$ 12,763
Utah - 4.60%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(f)
960 1,043
5.25%, 07/01/2042
(f)
960 1,039
5.50%, 07/01/2050
(f)
640 681
5.50%, 07/01/2055
(f)
640 676
Mida Mountain Village Public Infrastructure District
5.13%, 06/15/2054
(d)
1,500 1,495
6.00%, 06/15/2054
(d)
1,500 1,545
Tech Ridge Public Infrastructure District
6.25%, 12/01/2054
(d)
2,000 2,078
$ 8,557
Virginia - 1.01%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,095
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 788
$ 1,883
West Virginia - 0.57%
West Virginia Economic Development Authority
5.45%, 01/01/2055
(c),(d)
1,000 1,068
Wisconsin - 4.09%
Public Finance Authority
5.00%, 09/01/2039
(d)
1,000 1,017
5.00%, 06/01/2041
(d)
1,000 1,016
5.25%, 06/15/2055 1,000 1,026
5.50%, 06/15/2055 750 771
5.75%, 06/15/2055 750 747
5.75%, 06/30/2060 1,000 1,039
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Public Finance Authority   (continued)
6.50%, 06/30/2060 $ 1,135 $ 1,254
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 292
7.00%, 07/01/2043 500 452
$ 7,614
TOTAL MUNICIPAL BONDS $ 195,880
Total Investments $ 198,096
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (7.07)%
Notes with interest rates of 2.82% -2.91% at
November 30, 2025 and contractual maturity of
collateral from 2026-2049.
(h)
$ (13,160) (13,160)
Total Net Investments $ 184,936
Other Assets and Liabilities -  0.63% 1,170
TOTAL NET ASSETS - 100.00% $ 186,106
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $78,718 or 42.30% of net assets.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
November 30, 2025.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .03 % Shares Held Value (000's)
Money Market Funds - 1 .03%
Principal Government Money Market Fund - Class
R-6 3.87%
(a),(b)
16,608,518 $ 16,609
TOTAL INVESTMENT COMPANIES $ 16,609
COMMON STOCKS - 98 .85 % Shares Held Value (000's)
Advertising - 0 .59%
Omnicom Group Inc 133,392 $ 9,553
Banks - 8 .57%
Cullen/Frost Bankers Inc 251,133 31,070
East West Bancorp Inc 417,993 44,600
ServisFirst Bancshares Inc 363,526 25,858
Wintrust Financial Corp 272,586 36,532
$ 138,060
Building Materials - 0 .65%
Owens Corning 92,528 10,478
Chemicals - 1 .29%
RPM International Inc 194,555 20,866
Commercial Services - 0 .96%
Service Corp International/US 195,801 15,552
Computers - 5 .00%
Amdocs Ltd 346,355 26,489
Leidos Holdings Inc 205,210 39,215
Western Digital Corp 91,316 14,915
$ 80,619
Consumer Products - 1 .35%
Avery Dennison Corp 126,358 21,780
Distribution & Wholesale - 0 .96%
LKQ Corp 518,580 15,397
Diversified Financial Services - 5 .51%
Federal Agricultural Mortgage Corp 148,008 25,422
Hamilton Lane Inc 301,197 37,329
Raymond James Financial Inc 166,860 26,120
$ 88,871
Electric - 3 .63%
Alliant Energy Corp 293,392 20,382
IDACORP Inc 169,598 22,350
NRG Energy Inc 93,519 15,850
$ 58,582
Electrical Components & Equipment - 1 .34%
Littelfuse Inc 84,567 21,651
Electronics - 5 .03%
Hubbell Inc 63,966 27,597
nVent Electric PLC 389,578 41,790
TD SYNNEX Corp 76,159 11,613
$ 81,000
Engineering & Construction - 1 .50%
Comfort Systems USA Inc 24,829 24,256
Food - 2 .64%
Ingredion Inc 256,767 27,613
Marzetti Company/The 89,720 14,978
$ 42,591
Gas - 1 .56%
NiSource Inc 570,698 25,185
Hand & Machine Tools - 4 .45%
Lincoln Electric Holdings Inc 97,536 23,353
MSA Safety Inc 137,239 22,136
Snap-on Inc 77,029 26,194
$ 71,683
Healthcare - Products - 3 .45%
Bio-Techne Corp 238,328 15,375
STERIS PLC 151,398 40,314
$ 55,689
Healthcare - Services - 3 .43%
Concentra Group Holdings Parent Inc 990,960 20,374
Quest Diagnostics Inc 184,324 34,870
$ 55,244
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .12%
LCI Industries 158,504 $ 18,017
Insurance - 5 .15%
Assured Guaranty Ltd 268,482 24,309
Equitable Holdings Inc 649,459 30,323
Fidelity National Financial Inc 477,757 28,393
$ 83,025
Iron & Steel - 1 .26%
Reliance Inc 72,711 20,310
Leisure Products & Services - 3 .06%
Acushnet Holdings Corp 296,305 24,919
Brunswick Corp/DE 368,410 24,356
$ 49,275
Lodging - 1 .28%
Hyatt Hotels Corp 125,677 20,660
Machinery - Diversified - 4 .82%
AGCO Corp 295,925 31,356
Crane Co 147,692 27,065
Nordson Corp 80,985 19,247
$ 77,668
Media - 1 .36%
Nexstar Media Group Inc 113,859 21,877
Metal Fabrication & Hardware - 1 .36%
Timken Co/The 270,067 21,981
Miscellaneous Manufacturers - 0 .36%
Donaldson Co Inc 64,543 5,802
Oil & Gas - 3 .26%
Expand Energy Corp 115,217 14,049
HF Sinclair Corp 251,314 13,297
Magnolia Oil & Gas Corp 337,852 7,818
Permian Resources Corp 1,199,403 17,379
$ 52,543
Packaging & Containers - 2 .14%
Packaging Corp of America 169,356 34,560
Pipelines - 2 .14%
DT Midstream Inc 107,556 13,064
Targa Resources Corp 121,996 21,387
$ 34,451
REITs - 9 .24%
Agree Realty Corp 358,291 26,951
BXP Inc 197,794 14,312
Camden Property Trust 130,593 13,887
Cousins Properties Inc 588,586 15,174
EastGroup Properties Inc 109,479 19,835
Essential Properties Realty Trust Inc 671,106 21,247
Four Corners Property Trust Inc 506,383 12,174
Regency Centers Corp 193,799 13,791
Terreno Realty Corp 183,205 11,503
$ 148,874
Retail - 4 .09%
Dick's Sporting Goods Inc 115,685 23,897
Domino's Pizza Inc 28,186 11,828
Williams-Sonoma Inc 167,443 30,141
$ 65,866
Semiconductors - 5 .30%
Amkor Technology Inc 971,308 35,346
MKS Inc 320,002 50,045
$ 85,391
Shipbuilding - 1 .00%
Huntington Ingalls Industries Inc 51,349 16,104
TOTAL COMMON STOCKS $ 1,593,461
Total Investments $ 1,610,070
Other Assets and Liabilities -  0.12% 1,862
TOTAL NET ASSETS - 100.00% $ 1,611,932

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2025 (unaudited)

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 21,309 $ 111,172 $ 115,872 $ 16,609
$ 21,309 $ 111,172 $ 115,872 $ 16,609
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 183 $ — $ — $ —
$ 183 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .26 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .74%
Invesco Preferred ETF
(a)
3,428,409 $ 38,707
Money Market Funds - 1 .52%
BlackRock Liquidity FedFund - Institutional Class
3.88%
(b),(c)
138,746 139
Principal Government Money Market Fund - Class
R-6 3.87%
(b),(c),(d)
79,533,426 79,533
$ 79,672
TOTAL INVESTMENT COMPANIES $ 118,379
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
Banks - 0 .05%
Wells Fargo & Co 7.50%
(e)
2,374 $ 2,896
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,896
PREFERRED STOCKS - 10 .56 % Shares Held Value (000's)
Banks - 4 .58%
Bank of America Corp 4.25%, 11/17/2026
(e)
7,500 $ 130
Bank of America Corp 4.38%, 12/31/2025
(e)
293,847 5,281
Bank of America Corp 4.73%, 01/01/2026
(a),(e)
200,640 3,856
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Bank of New York Mellon Corp/The 6.15%,
03/20/2030
(e)
863,548 22,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Citizens Financial Group Inc 5.00%, 01/06/2026
(e)
15,373 294
Citizens Financial Group Inc 6.50%, 10/06/2030
(e)
573,580 14,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Citizens Financial Group Inc 7.38%, 07/06/2029
(e)
669,818 17,723
Comerica Inc 6.88%, 10/01/2030
(e)
39,500 1,019
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
Cullen/Frost Bankers Inc 4.45%, 03/15/2026
(a),(e)
298,372 5,359
First Horizon Corp 4.70%, 07/10/2026
(e)
2,478 46
First Horizon Corp 6.50%, 01/10/2026
(a),(e)
5,587 137
Goldman Sachs Group Inc/The 4.80%,
01/01/2026
(a),(e)
31,810 614
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(a),(e)
67,019 1,729
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 03/01/2026
(e)
109,347 2,225
JPMorgan Chase & Co 5.75%, 03/01/2026
(e)
7,628 191
KeyCorp 5.65%, 03/15/2026
(e)
57,334 1,244
KeyCorp 6.13%, 12/15/2026
(a),(e)
725,354 18,141
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(a),(e)
388,382 9,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
34,897 875
CME Term Secured Overnight Financing
Rate 3 Month + 4.28%
M&T Bank Corp 6.35%, 12/15/2030
(e)
210,186 5,280
M&T Bank Corp 7.50%, 06/15/2029
(e)
150,526 4,010
Morgan Stanley 5.85%, 04/15/2027
(a),(e)
629,481 15,580
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
440,682 11,378
Morgan Stanley 6.63%, 10/15/2029
(e)
467,149 12,281
Northern Trust Corp 4.70%, 04/01/2026
(e)
206,006 4,030
Regions Financial Corp 4.45%, 06/15/2026
(e)
311,305 5,457
Regions Financial Corp 5.70%, 05/15/2029
(e)
338,586 8,031
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(e)
845,886 21,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Truist Financial Corp 4.75%, 03/01/2026
(e)
462,909 $ 8,809
UMB Financial Corp 7.75%, 07/15/2030
(e)
452,600 12,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
US Bancorp 4.00%, 04/15/2026
(e)
54,816 902
US Bancorp 4.77%, 01/01/2026
(a),(e)
116,001 2,131
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
US Bancorp 5.50%, 01/01/2026
(e)
117,583 2,690
Webster Financial Corp 5.25%, 01/01/2026
(e)
194,856 3,797
Webster Financial Corp 6.50%, 12/30/2025
(a),(e)
37,427 895
Wells Fargo & Co 4.38%, 03/15/2026
(e)
33,835 599
Wells Fargo & Co 4.70%, 03/15/2026
(e)
39,138 743
Wells Fargo & Co 4.75%, 03/15/2026
(a),(e)
73,015 1,406
Wintrust Financial Corp 7.88%, 07/15/2030
(e)
467,120 12,267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 239,549
Diversified Financial Services - 0 .54%
Affiliated Managers Group Inc 4.20%,
09/30/2061
(a)
175,726 2,762
Affiliated Managers Group Inc 4.75%, 09/30/2060 11,336 198
Affiliated Managers Group Inc 5.88%,
03/30/2059
(a)
146,258 3,153
Capital One Financial Corp 4.25%, 09/01/2026
(e)
103,648 1,721
Capital One Financial Corp 4.80%, 03/01/2026
(e)
222,141 4,043
Capital One Financial Corp 5.00%, 03/01/2026
(a),(e)
252,621 4,833
Stifel Financial Corp 4.50%, 08/15/2026
(a),(e)
558,669 9,838
Stifel Financial Corp 6.13%, 01/01/2026
(e)
5,715 138
Voya Financial Inc 5.35%, 09/15/2029
(e)
62,038 1,509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 28,195
Electric - 1 .30%
CMS Energy Corp 5.88%, 03/01/2079
(a)
142,374 3,320
CMS Energy Corp 5.88%, 10/15/2078 250,450 5,863
DTE Energy Co 4.38%, 12/01/2081 342,879 5,963
DTE Energy Co 5.25%, 12/01/2077
(a)
381,382 8,123
DTE Energy Co 6.25%, 10/01/2085 187,100 4,681
Entergy Arkansas LLC 4.88%, 09/01/2066 42,249 884
Entergy Louisiana LLC 4.88%, 09/01/2066
(a)
125,440 2,594
Entergy Texas Inc 5.38%, 01/01/2026
(a),(e)
42,934 986
Georgia Power Co 5.00%, 10/01/2077
(a)
151,694 3,484
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
98,197 2,355
NextEra Energy Capital Holdings Inc 6.50%,
06/01/2085
304,235 7,661
Southern Co/The 4.95%, 01/30/2080 248,873 5,010
Southern Co/The 5.25%, 12/01/2077 550,514 11,935
Xcel Energy Inc 0.00%, 10/15/2085
(f)
214,080 5,346
$ 68,205
Food - 0 .45%
Dairy Farmers of America Inc 7.88%,
12/22/2025
(e),(g)
236,300 23,630
Gas - 0 .00%
Spire Inc 5.90%, 01/01/2026
(e)
5,031 121
Insurance - 1 .21%
Allstate Corp/The 4.75%, 01/15/2026
(e)
135,447 2,659
Allstate Corp/The 5.10%, 01/15/2026
(e)
47,311 1,003
Allstate Corp/The 7.21%, 01/15/2053 208,793 5,450
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
Allstate Corp/The 7.38%, 07/15/2028
(e)
229,165 6,082
American Financial Group Inc/OH 4.50%,
09/15/2060
(a)
92,709 1,609
American Financial Group Inc/OH 5.63%,
06/01/2060
126,716 2,672
American Financial Group Inc/OH 5.88%,
03/30/2059
93,143 2,040

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2025 (unaudited)

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Arch Capital Group Ltd 4.55%, 06/11/2026
(e)
119,912 $ 2,052
Arch Capital Group Ltd 5.45%, 12/31/2025
(e)
54,066 1,140
Assurant Inc 5.25%, 01/15/2061 40,839 807
Corebridge Financial Inc 6.38%, 12/15/2064 34,735 825
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
538,152 8,686
Equitable Holdings Inc 5.25%, 03/15/2026
(e)
461,567 9,231
Globe Life Inc 4.25%, 06/15/2061 81,206 1,379
Prudential Financial Inc 5.63%, 08/15/2058
(a)
169,114 4,045
Prudential Financial Inc 5.95%, 09/01/2062 166,189 4,113
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
235,914 3,768
RenaissanceRe Holdings Ltd 5.75%,
01/01/2026
(a),(e)
23,682 534
W R Berkley Corp 4.13%, 03/30/2061 117,926 1,981
W R Berkley Corp 5.10%, 12/30/2059 150,258 3,023
$ 63,099
Pipelines - 0 .22%
TransCanada PipeLines Ltd 6.25%, 11/01/2085 463,547 11,260
REITs - 1 .64%
Digital Realty Trust Inc 5.20%, 01/01/2026
(e)
30,204 638
Digital Realty Trust Inc 5.25%, 01/01/2026
(e)
16,600 364
Digital Realty Trust Inc 5.85%, 01/01/2026
(e)
76,850 1,848
Federal Realty Investment Trust 5.00%,
12/31/2025
(e)
155,168 3,142
Kimco Realty Corp 5.13%, 01/01/2026
(e)
106,113 2,157
Kimco Realty Corp 5.25%, 01/01/2026
(e)
356,311 7,340
Prologis Inc 8.54%, 11/13/2026
(e)
116,842 6,543
Public Storage 3.88%, 01/01/2026
(e)
117,394 1,849
Public Storage 3.90%, 12/30/2025
(e)
119,562 1,896
Public Storage 3.95%, 08/17/2026
(e)
77,361 1,244
Public Storage 4.00%, 11/19/2026
(e)
471,069 7,636
Public Storage 4.00%, 06/16/2026
(e)
868,470 14,078
Public Storage 4.10%, 01/13/2027
(e)
128,309 2,125
Public Storage 4.13%, 12/31/2025
(e)
567,023 9,520
Public Storage 4.63%, 12/31/2025
(e)
470,706 8,807
Public Storage 4.70%, 01/01/2026
(e)
307,599 5,854
Public Storage 4.75%, 01/01/2026
(e)
253,963 4,899
Public Storage 5.60%, 01/01/2026
(e)
251,400 5,822
$ 85,762
Telecommunications - 0 .62%
AT&T Inc 4.75%, 01/01/2026
(e)
1,678,335 31,838
AT&T Inc 5.00%, 01/01/2026
(a),(e)
22,144 442
$ 32,280
TOTAL PREFERRED STOCKS $ 552,101
BONDS - 87 .02%
Principal
Amount (000's) Value (000's)
Banks - 58 .92%
Banco Bilbao Vizcaya Argentaria SA
7.75%, 01/14/2032
(e),(h),(i)
$ 45,000 $ 47,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(e),(h),(i)
51,200 56,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
8.00%, 02/01/2034
(e),(h),(i)
4,600 5,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(h),(i)
52,000 57,872
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(h),(i)
39,000 47,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
6.13%, 04/27/2027
(e),(h)
$ 27,236 $ 27,496
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 07/26/2030
(e),(h)
86,175 87,139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
6.63%, 05/01/2030
(e),(h)
48,600 50,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
8.05%, 06/15/2027 6,112 6,436
Bank of Montreal
6.88%, 11/26/2085
(h)
26,150 26,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(h)
17,000 18,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(a),(h)
37,793 40,082
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.75%, 12/20/2026
(e),(h)
55,550 54,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(h)
4,050 4,023
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
5.95%, 12/20/2030
(e),(h)
1,100 1,114
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.27%
Bank of Nova Scotia/The
6.88%, 10/27/2085
(h)
55,200 55,687
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(h)
25,300 26,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(h)
27,045 28,846
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(h)
39,003 41,353
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
7.63%, 03/15/2035
(e),(h),(i)
18,300 19,315
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(e),(h),(i)
3,600 3,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(a),(e),(h),(i)
71,400 80,465
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
7.38%, 09/10/2034
(e),(g),(h),(i)
34,000 35,273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
7.45%, 06/27/2035
(e),(g),(h),(i)
7,500 7,820
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.75%, 08/16/2029
(e),(g),(h),(i)
50,000 52,705
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(h),(i)
10,048 10,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
8.00%, 08/22/2031
(e),(g),(h),(i)
$ 20,000 $ 21,482
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
8.50%, 08/14/2028
(e),(g),(h),(i)
8,400 8,932
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(h)
13,600 13,862
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(h)
24,850 25,623
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,726
Citigroup Inc
6.25%, 08/15/2026
(a),(e),(h)
54,167 54,489
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
6.75%, 02/15/2030
(e),(h)
15,500 15,619
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
6.88%, 08/15/2030
(e),(h)
11,000 11,259
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(e),(h)
10,100 10,339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(e),(h)
27,960 29,689
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(e),(h)
645 661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
7.38%, 05/15/2028
(e),(h)
24,600 25,386
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(h)
34,319 33,701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
7.35%, 01/06/2026
(a),(e)
2,000 1,997
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
7.13%, 09/23/2035
(e),(g),(h),(i)
61,700 63,782
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Deutsche Bank AG
8.13%, 04/30/2030
(a),(e),(h),(i)
25,800 27,427
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
DNB Bank ASA
7.38%, 05/30/2029
(e),(h),(i)
4,000 4,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(h)
11,419 11,262
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
6.13%, 11/10/2034
(a),(e),(h)
17,100 17,509
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%
6.85%, 02/10/2030
(e),(h)
51,500 53,418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
7.50%, 05/10/2029
(e),(h)
$ 15,500 $ 16,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(h),(i)
15,900 16,009
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(e),(h),(i)
5,600 5,712
USD Swap Rate NY 5 Year + 3.61%
6.88%, 09/11/2029
(a),(e),(h),(i)
5,000 5,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.30%
6.95%, 03/11/2034
(a),(e),(h),(i)
6,000 6,309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
7.05%, 06/05/2030
(e),(h),(i)
8,300 8,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(h)
79,726 78,050
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(h)
38,673 39,284
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(e),(h)
29,710 29,308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
ING Groep NV
4.88%, 05/16/2029
(e),(h),(i)
12,600 12,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
7.00%, 11/16/2032
(e),(h),(i)
81,000 83,692
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
7.25%, 11/16/2034
(e),(h),(i)
30,400 32,112
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
JPMorgan Chase & Co
5.07%, 01/15/2087 4,000 3,720
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.50%, 04/01/2030
(e),(h)
50,200 51,847
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(e),(h)
50,710 53,487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(a),(e),(h)
18,852 18,734
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,842
Lloyds Banking Group PLC
6.63%, 09/27/2035
(e),(h),(i)
5,000 4,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 06/27/2026
(e),(h),(i)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
6.75%, 09/27/2031
(a),(e),(h),(i)
15,000 15,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(e),(h),(i)
6,400 6,896
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
M&T Bank Corp
3.50%, 09/01/2026
(e),(h)
$ 37,118 $ 35,817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(h)
6,305 6,267
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
7.30%, 02/01/2026
(a),(e),(h)
15,500 15,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(a),(e),(g),(h),(i)
21,000 21,336
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(h),(i)
5,000 5,080
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
7.30%, 11/19/2034
(e),(h),(i)
6,800 7,151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(e),(h),(i)
67,005 74,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.30%, 09/25/2031
(e),(g),(h),(i)
43,100 43,736
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.75%, 11/10/2033
(e),(g),(h),(i)
12,800 13,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Northern Trust Corp
4.60%, 10/01/2026
(e),(h)
10,400 10,310
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(h)
6,000 6,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(h)
9,200 9,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(h)
111,020 114,072
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(h)
55,450 54,673
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(h)
46,600 46,418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.75%, 08/24/2085
(h)
12,100 12,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(a),(h)
47,500 50,286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(e),(g),(h),(i)
24,000 26,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
9.38%, 11/22/2027
(e),(g),(h),(i)
3,800 4,054
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(e),(g),(h),(i)
30,100 33,188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
4.75%, 01/14/2031
(e),(h),(i)
$ 10,000 $ 9,377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.00%, 11/14/2035
(e),(g),(h),(i)
20,500 20,982
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.01%, 07/30/2037
(e),(g),(h)
9,200 9,661
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(a),(e),(g),(h),(i)
16,600 17,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.75%, 08/15/2027
(e),(g),(h),(i)
45,000 46,681
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
State Street Corp
6.45%, 09/15/2030
(e),(h)
11,100 11,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(e),(h)
51,193 53,322
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(e),(h)
52,160 54,134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.63%, 03/17/2028
(e),(h),(i)
14,000 14,647
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(e),(h),(i)
14,800 15,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
6.35%, 10/31/2085
(h)
27,200 27,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
8.13%, 10/31/2082
(h)
24,600 25,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
5.10%, 03/01/2030
(e),(h)
35,906 36,019
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
UBS Group AG
6.60%, 08/05/2030
(e),(g),(h),(i)
17,200 17,316
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
6.85%, 09/10/2029
(e),(g),(h),(i)
17,000 17,354
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.63%
7.00%, 02/10/2030
(e),(g),(h),(i)
15,600 15,896
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(e),(g),(h),(i)
17,300 17,551
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.00%, 02/05/2035
(e),(h),(i)
1,000 1,015
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.00%, 02/10/2030
(e),(h),(i)
7,500 7,642
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.13%, 08/10/2034
(e),(g),(h),(i)
7,000 7,156
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.18%
9.25%, 11/13/2033
(e),(g),(h),(i)
37,000 43,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG (continued)
9.25%, 11/13/2028
(e),(g),(h),(i)
$ 17,000 $ 18,628
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
9.25%, 11/13/2033
(e),(h),(i)
19,480 22,824
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
US Bancorp
3.70%, 01/15/2027
(e),(h)
36,243 35,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
5.31%, 01/15/2027
(e),(g)
1,500 1,189
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
6.85%, 09/15/2029
(e),(h)
57,985 60,739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(h)
47,100 50,166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,139
$ 3,080,910
Diversified Financial Services - 1 .75%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(h)
45,240 44,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(h)
40 37
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(h)
4,395 4,362
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Julius Baer Group Ltd
6.88%, 06/09/2027
(e),(h),(i)
5,000 5,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Nomura Holdings Inc
7.00%, 07/15/2030
(e),(h),(i)
1,200 1,232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(h)
15,655 14,804
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(h)
20,306 21,480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 91,548
Electric - 4 .75%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
20,950 20,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.80%, 03/15/2056
(h)
3,000 2,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
6.05%, 03/15/2056
(h)
4,700 4,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(h)
10,000 10,800
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(h)
18,600 19,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
6.63%, 05/15/2055
(h)
$ 35,600 $ 36,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
6.88%, 02/01/2055
(h)
18,800 19,605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(h)
22,400 24,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Duke Energy Corp
3.25%, 01/15/2082
(h)
4,000 3,859
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
6.45%, 09/01/2054
(h)
14,900 15,648
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Electricite de France SA
9.13%, 03/15/2033
(e),(h)
9,800 11,339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
9.13%, 03/15/2033
(e),(g),(h)
5,341 6,180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Entergy Corp
5.88%, 06/15/2056
(h)
2,900 2,896
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%
6.10%, 06/15/2056
(h)
5,300 5,331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
EUSHI Finance Inc
7.63%, 12/15/2054
(h)
1,200 1,264
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.65%, 06/01/2055
(h)
4,800 4,890
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
Exelon Corp
6.50%, 03/15/2055
(h)
1,400 1,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
NextEra Energy Capital Holdings Inc
5.65%, 05/01/2079
(a),(h)
3,200 3,239
3 Month USD LIBOR + 3.16%
6.31%, 10/01/2066 12,149 10,698
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(h)
16,700 17,354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(h)
10,400 10,536
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(h)
7,700 7,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
WEC Energy Group Inc
5.63%, 05/15/2056
(h)
6,600 6,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
$ 248,394
Food - 0 .20%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(g)
10,700 10,619

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .24%
AltaGas Ltd
7.20%, 10/15/2054
(g),(h)
$ 4,626 $ 4,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
NiSource Inc
5.75%, 07/15/2056
(a),(h)
3,200 3,237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
6.95%, 11/30/2054
(h)
4,000 4,168
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
$ 12,191
Insurance - 14 .04%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,674
Allianz SE
5.60%, 09/03/2054
(g),(h)
2,000 2,049
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Aon Corp
8.21%, 01/01/2027 4,350 4,526
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
63,620 64,186
3 Month USD LIBOR + 3.78%
AXA SA
5.13%, 01/17/2047
(h)
500 503
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.38%, 09/15/2054
(h)
12,500 12,605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(e),(h)
9,500 9,714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
6.88%, 12/15/2052
(h)
36,290 37,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(e),(g),(h)
16,700 17,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(h)
8,100 8,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
6,100 5,982
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
76,240 87,738
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
5,025 5,793
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(g),(h)
19,000 19,381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(g),(h)
23,700 24,623
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 27,306
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
9.25%, 04/08/2068
(g)
$ 53,475 $ 63,969
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 53,713 71,563
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(h)
520 529
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(g),(h)
1,800 1,831
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,136
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(g),(h)
4,800 5,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(h)
1,800 1,886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 68,995 69,058
Nippon Life Insurance Co
5.95%, 04/16/2054
(g),(h)
18,300 19,106
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
6.50%, 04/30/2055
(g),(h)
5,000 5,369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Prudential Financial Inc
5.13%, 03/01/2052
(h)
1,000 991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(h)
23,400 24,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 03/15/2054
(h)
8,285 8,728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Reinsurance Group of America Inc
6.65%, 09/15/2055
(h)
9,100 9,390
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(g),(h)
4,700 4,657
3 Month USD LIBOR + 2.99%
5.88%, 09/10/2055
(g),(h)
45,800 46,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(g),(h)
10,800 11,250
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(g),(h)
2,000 2,087
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
45,100 40,821
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 734,249
Oil & Gas - 1 .00%
BP Capital Markets PLC
6.13%, 03/18/2035
(e),(h)
23,700 24,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66 Co
5.88%, 03/15/2056
(h)
$ 8,000 $ 7,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.28%
6.20%, 03/15/2056
(h)
20,025 20,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 52,374
Pipelines - 4 .19%
Enbridge Inc
5.75%, 07/15/2080
(h)
59,201 59,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
10,981 11,016
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(h)
34,882 35,305
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(h)
5,000 5,295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(h)
2,000 2,137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
8.50%, 01/15/2084
(h)
17,815 20,439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.75%, 02/15/2056
(h)
17,400 17,314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
27,400 27,345
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
TransCanada PipeLines Ltd
7.00%, 06/01/2065
(h)
12,100 12,348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Transcanada Trust
5.50%, 09/15/2079
(h)
28,000 27,758
Secured Overnight Financing Rate + 4.42%
$ 218,788
REITs - 0 .80%
Scentre Group Trust 2
5.13%, 09/24/2080
(g),(h)
41,600 41,964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Sovereign - 1 .06%
CoBank ACB
4.25%, 01/01/2027
(e),(h)
1,000 975
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(h)
16,400 16,440
CME Term Secured Overnight Financing
Rate 3 Month + 4.66%
6.45%, 10/01/2027
(e),(h)
11,400 11,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
7.25%, 07/01/2029
(e),(h)
20,000 20,453
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
7.75%, 06/15/2029
(e),(h)
6,000 6,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 55,418
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0 .07%
Vodafone Group PLC
5.13%, 06/04/2081
(h)
$ 4,600 $ 3,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
TOTAL BONDS $ 4,550,106
Total Investments $ 5,223,482
Other Assets and Liabilities -  0.11% 5,557
TOTAL NET ASSETS - 100.00% $ 5,229,039
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $54,676 or 1.05% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $56,509 or
1.08% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,002,399 or 19.17% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,277,068 or 24.42% of net assets.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2025 (unaudited)

Affiliated Securities August 31, 2025 Purchases Sales November 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.87% $ 107,784 $ 770,752 $ 799,003 $ 79,533
$ 107,784 $ 770,752 $ 799,003 $ 79,533
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.87% $ 591 $ — $ — $ —
$ 591 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; March 2026 Long 280 $ 32,882 $ (71)
US Ultra Bond; March 2026 Long 150 18,141 (69)
Total $ (140)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
November 30, 2025 (unaudited)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand